STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE VARIABLE ACCOUNT 10

June 22, 2020

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

S-6325-5-A (6/20)

2	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2019 was $399,982,525, in 2018 was $415,468,042 and in 2017 was $399,726,740. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

Ameriprise India Private Limited (“Amp India”)	Administrative support related to new business and servicing of existing contracts and policies	Head count

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2019 was $22,111,723, in 2018 was $22,115,947 and in 2017 was $23,506,861.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2019 was $2,579,630, in 2018 was $2,380,682 and in 2017 was $2,011,469.

4	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Account 10. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis MN 55474.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2019 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2018 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis MN 55402.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	70	68	69	39	46	33	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08
Accumulation unit value at end of period	$2.20	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	13	13	11	22	24	34	37	48	60	76
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.39	$2.55	$2.16	$1.96	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97
Accumulation unit value at end of period	$2.94	$2.39	$2.55	$2.16	$1.96	$1.94	$1.79	$1.33	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	228	158	189	201	243	196	213	310	314	321
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.70	$2.23	$1.79	$1.81	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66
Accumulation unit value at end of period	$1.98	$1.70	$2.23	$1.79	$1.81	$1.78	$1.91	$1.57	$1.38	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	278	331	314	356	518	527	675	856	982	1,076
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	304	286	318	513	440	223	—	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.59	$1.88	$1.44	$1.54	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13
Accumulation unit value at end of period	$2.03	$1.59	$1.88	$1.44	$1.54	$1.53	$1.63	$1.34	$1.11	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	4	4	4	4	4	4	10
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.72	$2.04	$1.57	$1.67	$1.67	$1.78	$1.47	$1.22	$1.39	$1.24
Accumulation unit value at end of period	$2.19	$1.72	$2.04	$1.57	$1.67	$1.67	$1.78	$1.47	$1.22	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	48	216	211	312	286	281	141	48	48	65
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88
Accumulation unit value at end of period	$2.59	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	154	185	259	217	155	425	445	385	101	153
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93
Accumulation unit value at end of period	$3.47	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	96	165	160	164	199	189	81	80	98	73
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$3.30	$3.66	$3.38	$2.82	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55
Accumulation unit value at end of period	$4.17	$3.30	$3.66	$3.38	$2.82	$2.95	$2.63	$2.00	$1.76	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	31	33	66	120	104	102	132	108	249	232
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.75	$3.05	$2.82	$2.36	$2.47	$2.20	$1.68	$1.48	$1.47	$1.31
Accumulation unit value at end of period	$3.47	$2.75	$3.05	$2.82	$2.36	$2.47	$2.20	$1.68	$1.48	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	116	152	156	198	296	329	374	431	570	525
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	106	167	96	82	155	130	103	—	—
Calvert VP SRI Balanced Portfolio – Class I (5/1/2000)
Accumulation unit value at beginning of period	$1.81	$1.87	$1.68	$1.56	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99
Accumulation unit value at end of period	$2.24	$1.81	$1.87	$1.68	$1.56	$1.61	$1.47	$1.26	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	158	—	—	—	2	2	2	5	6	6
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85
Accumulation unit value at end of period	$3.09	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	77	146	117	113	107	101	46	73	49	109
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.13	$2.27	$1.99	$1.88	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09
Accumulation unit value at end of period	$2.59	$2.13	$2.27	$1.99	$1.88	$1.86	$1.70	$1.41	$1.24	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	643	605	734	750	530	441	428	363	580	634

6	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.57	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	73	40	34	4	1	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$2.17	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	238	352	374	385	191	42	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.89	$1.97	$1.60	$1.49	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70
Accumulation unit value at end of period	$2.34	$1.89	$1.97	$1.60	$1.49	$1.49	$1.30	$0.97	$0.86	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	164	216	197	261	366	359	386	508	464	565
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.82	$0.90	$0.89	$0.91	$0.93	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.82	$0.90	$0.89	$0.91	$0.93	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	9	16	24	43	1	1	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.93	$3.13	$2.76	$2.44	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47
Accumulation unit value at end of period	$3.62	$2.93	$3.13	$2.76	$2.44	$2.53	$2.31	$1.83	$1.62	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	533	790	875	953	1,139	1,308	1,443	1,536	1,770	2,153
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	850	634	450	124	101	89	43	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.65	$3.40	$2.32	$2.23	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31
Accumulation unit value at end of period	$3.46	$2.65	$3.40	$2.32	$2.23	$2.46	$2.53	$2.59	$2.16	$2.75
Number of accumulation units outstanding at end of period (000 omitted)	453	581	635	574	695	703	738	743	843	1,028
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.67	$1.78	$1.69	$1.72	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72
Accumulation unit value at end of period	$1.85	$1.67	$1.78	$1.69	$1.72	$1.84	$1.84	$2.01	$1.90	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	184	199	235	349	392	578	726	1,005	1,122	1,599
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.19	$1.20	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24
Accumulation unit value at end of period	$1.22	$1.20	$1.19	$1.19	$1.20	$1.21	$1.21	$1.22	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	268	3,187	2,776	243	493	825	441	309	514	613
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.64	$2.77	$2.62	$2.36	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61
Accumulation unit value at end of period	$3.07	$2.64	$2.77	$2.62	$2.36	$2.40	$2.32	$2.20	$1.91	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	316	455	477	540	650	740	847	722	695	706
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.15	$2.25	$2.13	$1.93	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34
Accumulation unit value at end of period	$2.49	$2.15	$2.25	$2.13	$1.93	$1.96	$1.90	$1.82	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	353	525	717	968	934	984	924	2,007	1,306	1,132
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.00	$2.01	$1.95	$1.87	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51
Accumulation unit value at end of period	$2.17	$2.00	$2.01	$1.95	$1.87	$1.88	$1.79	$1.85	$1.73	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	690	585	605	648	976	1,053	1,574	2,726	2,923	3,828
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.48	$1.55	$1.22	$1.21	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57
Accumulation unit value at end of period	$2.00	$1.48	$1.55	$1.22	$1.21	$1.12	$0.99	$0.76	$0.64	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	640	784	812	837	1,330	1,230	1,278	1,240	1,358	1,192
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.05	$2.16	$1.79	$1.62	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83
Accumulation unit value at end of period	$2.67	$2.05	$2.16	$1.79	$1.62	$1.61	$1.43	$1.09	$0.95	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	221	210	247	265	774	255	185	209	127	314
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.96	$0.92	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$0.98	$0.96	$0.92	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	13	79	37	48	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	13	63	98	83	189	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$2.53	$2.68	$2.19	$2.16	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26
Accumulation unit value at end of period	$3.40	$2.53	$2.68	$2.19	$2.16	$2.06	$1.93	$1.48	$1.34	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	90	110	76	74	77	72	90	128	124	238
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.25	$1.51	$1.20	$1.28	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96
Accumulation unit value at end of period	$1.56	$1.25	$1.51	$1.20	$1.28	$1.23	$1.35	$1.11	$0.95	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	206	443	450	658	411	396	323	346	363	399
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.50	$2.87	$2.38	$2.00	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01
Accumulation unit value at end of period	$3.14	$2.50	$2.87	$2.38	$2.00	$2.12	$1.91	$1.40	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	70	70	52	115	211	272	282	205	198	120
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.39	$2.78	$2.46	$2.17	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15
Accumulation unit value at end of period	$3.13	$2.39	$2.78	$2.46	$2.17	$2.30	$2.06	$1.50	$1.28	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	185	223	224	259	342	346	370	385	467	338
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.19	$3.67	$3.29	$2.91	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44
Accumulation unit value at end of period	$3.73	$3.19	$3.67	$3.29	$2.91	$3.02	$2.87	$1.94	$1.66	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	30	81	87	98	100	176	127	126	152	71
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.55	$1.54	$1.50	$1.47	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36
Accumulation unit value at end of period	$1.65	$1.55	$1.54	$1.50	$1.47	$1.46	$1.39	$1.42	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	68	56	101	530	984	1,089	234	494	1,843	1,670
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89
Accumulation unit value at end of period	$0.50	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	254	364	386	429	460	478	635	624	617	533
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	$1.02	$1.12	$1.13	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.92	$1.00	$1.02	$1.12	$1.13	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	356	410	429	248	52	32	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.55	$1.56	$1.53	$1.42	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20
Accumulation unit value at end of period	$1.66	$1.55	$1.56	$1.53	$1.42	$1.45	$1.34	$1.43	$1.36	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	486	361	399	416	465	466	581	768	1,132	1,988
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	17	60	26	281	10	3	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.36	$1.40	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.36	$1.40	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	404	541	507	618	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.84	$3.18	$2.76	$2.30	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17
Accumulation unit value at end of period	$3.62	$2.84	$3.18	$2.76	$2.30	$2.31	$2.07	$1.53	$1.32	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	136	93	83	140	143	132	173	125	127	115
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	23	17	4	1	110	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.09	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	27	84	221	265	160	60	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08
Accumulation unit value at end of period	$1.54	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,509	1,650	1,997	2,210	1,326	1,701	3,678	1,490	1,730	1,433
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93
Accumulation unit value at end of period	$2.73	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	807	923	1,064	1,286	1,842	1,783	1,861	2,280	2,496	2,532

8	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$2.22	$2.45	$2.11	$1.83	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95
Accumulation unit value at end of period	$2.86	$2.22	$2.45	$2.11	$1.83	$1.88	$1.72	$1.29	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	123	152	154	76	66	70	71	67	87	92
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.38	$2.63	$2.27	$1.97	$2.03	$1.85	$1.40	$1.19	$1.18	$1.04
Accumulation unit value at end of period	$3.07	$2.38	$2.63	$2.27	$1.97	$2.03	$1.85	$1.40	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	73	84	98	102	117	148	338	454	438	473
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$6.35	$7.48	$6.23	$5.59	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08
Accumulation unit value at end of period	$7.79	$6.35	$7.48	$6.23	$5.59	$5.71	$5.40	$3.99	$3.50	$3.94
Number of accumulation units outstanding at end of period (000 omitted)	34	59	73	78	87	89	104	105	162	195
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.06	$4.79	$4.00	$3.59	$3.67	$3.48	$2.58	$2.26	$2.55	$1.99
Accumulation unit value at end of period	$4.97	$4.06	$4.79	$4.00	$3.59	$3.67	$3.48	$2.58	$2.26	$2.55
Number of accumulation units outstanding at end of period (000 omitted)	289	459	505	589	823	762	894	1,062	1,077	1,379
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.56	$1.84	$1.43	$1.51	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12
Accumulation unit value at end of period	$1.98	$1.56	$1.84	$1.43	$1.51	$1.47	$1.61	$1.24	$1.03	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	13	16	16	22	21	24	25	15	20	20
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.86	$2.20	$1.71	$1.81	$1.76	$1.93	$1.49	$1.25	$1.52	$1.35
Accumulation unit value at end of period	$2.36	$1.86	$2.20	$1.71	$1.81	$1.76	$1.93	$1.49	$1.25	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	148	201	215	212	343	320	359	344	464	548
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	711	323	240	44	91	43	59	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$2.96	$3.20	$2.91	$2.91	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75
Accumulation unit value at end of period	$3.61	$2.96	$3.20	$2.91	$2.91	$2.91	$2.54	$2.50	$1.97	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	124	200	216	347	369	255	182	170	163	203
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	69	112	143	318	271	25	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.20	$2.44	$2.26	$1.96	$2.07	$1.95	$1.53	$1.34	$1.36	$1.23
Accumulation unit value at end of period	$2.69	$2.20	$2.44	$2.26	$1.96	$2.07	$1.95	$1.53	$1.34	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	43	117	171	172	205	163	147	255	264	354
Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$4.58	$5.28	$4.80	$3.71	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07
Accumulation unit value at end of period	$5.75	$4.58	$5.28	$4.80	$3.71	$4.03	$4.02	$2.97	$2.52	$2.64
Number of accumulation units outstanding at end of period (000 omitted)	128	172	180	215	221	321	286	301	212	215
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.71	$5.29	$4.79	$4.24	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30
Accumulation unit value at end of period	$6.16	$4.71	$5.29	$4.79	$4.24	$4.69	$4.15	$3.14	$2.67	$2.86
Number of accumulation units outstanding at end of period (000 omitted)	189	244	261	313	383	393	406	448	611	738
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.92	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.88	$0.96	$0.91	$0.92	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	278	389	410	410	54	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$3.47	$3.82	$3.44	$2.81	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38
Accumulation unit value at end of period	$4.31	$3.47	$3.82	$3.44	$2.81	$2.88	$2.71	$2.01	$1.79	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	39	64	65	1	1	3	1	2	2	4
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.30	$2.46	$2.00	$1.81	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87
Accumulation unit value at end of period	$2.86	$2.30	$2.46	$2.00	$1.81	$1.82	$1.57	$1.15	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	275	426	415	329	405	495	466	546	592	745
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.57	$2.98	$2.20	$2.21	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33
Accumulation unit value at end of period	$3.36	$2.57	$2.98	$2.20	$2.21	$2.15	$2.12	$1.67	$1.39	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	201	233	205	305	381	389	443	349	429	524

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.69	$1.78	$1.69	$1.60	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27
Accumulation unit value at end of period	$1.86	$1.69	$1.78	$1.69	$1.60	$1.65	$1.62	$1.63	$1.45	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	829	964	986	1,236	1,552	2,503	2,994	3,277	3,125	3,938
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.81	$3.16	$2.79	$2.39	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18
Accumulation unit value at end of period	$3.53	$2.81	$3.16	$2.79	$2.39	$2.55	$2.30	$1.64	$1.41	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	197	206	229	206	335	342	337	360	394	368
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.88	$1.96	$1.55	$1.52	$1.46	$1.35	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.56	$1.88	$1.96	$1.55	$1.52	$1.46	$1.35	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	3	60	65	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.51	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	54	51	29	28	40	78	283	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	206	206	291	313	316	130	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.34	$2.69	$2.30	$1.97	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09
Accumulation unit value at end of period	$2.91	$2.34	$2.69	$2.30	$1.97	$2.12	$1.95	$1.45	$1.22	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	293	420	430	507	519	554	557	670	788	719
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	$1.00	—
Accumulation unit value at end of period	$2.27	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	82	99	157	127	145	160	191	149	100	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02
Accumulation unit value at end of period	$2.96	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	225	302	282	278	288	158	149	117	103	132
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25
Accumulation unit value at end of period	$2.20	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	175	228	289	290	372	272	249	273	294	380
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.65	$1.76	$1.45	$1.44	$1.43	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.21	$1.65	$1.76	$1.45	$1.44	$1.43	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	73	76	78	85	89	87	87	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.63	$1.74	$1.43	$1.43	$1.42	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.17	$1.63	$1.74	$1.43	$1.43	$1.42	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	84	83	91	125	92	63	50	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.81	$1.82	$1.36	$1.38	$1.29	$1.17	$0.94	$0.85	$0.90	$0.75
Accumulation unit value at end of period	$2.44	$1.81	$1.82	$1.36	$1.38	$1.29	$1.17	$0.94	$0.85	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	382	391	331	321	368	435	445	477	506	618
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	16	14	14	154	148	142	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	199	—	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.77	$1.79	$1.42	$1.27	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59
Accumulation unit value at end of period	$2.38	$1.77	$1.79	$1.42	$1.27	$1.23	$1.11	$0.84	$0.72	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	35	35	35	17	18	18	29	28	34	34

10	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	46	189	210	208	—	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.52	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46
Accumulation unit value at end of period	$2.19	$1.52	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.51	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	239	238	73	74	73	74	103	104	111	100
Janus Henderson VIT Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.27	$1.50	$1.15	$1.24	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47
Accumulation unit value at end of period	$1.60	$1.27	$1.50	$1.15	$1.24	$1.37	$1.57	$1.38	$1.23	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	86	85	81	126	143	133	239	269	262	226
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86
Accumulation unit value at end of period	$2.68	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	104	148	176	246	309	266	328	387	461	568
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	131	127	116	90	44	6	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.31	$1.31	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	100	144	172	143	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$2.41	$2.47	$1.97	$1.82	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00
Accumulation unit value at end of period	$3.39	$2.41	$2.47	$1.97	$1.82	$1.87	$2.03	$1.44	$1.20	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	123	82	83	148	158	156	173	89	131	102
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$3.59	$3.59	$3.15	$2.85	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86
Accumulation unit value at end of period	$4.46	$3.59	$3.59	$3.15	$2.85	$3.36	$3.00	$2.51	$2.23	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	210	296	323	386	518	601	684	584	543	500
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00
Accumulation unit value at end of period	$3.24	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	143	112	116	125	131	172	192	241	300	317
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87
Accumulation unit value at end of period	$1.66	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	138	203	205	219	346	337	343	314	467	451
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76
Accumulation unit value at end of period	$1.40	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	57	78	102	254	307	299	275	165	154	142
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.98	$0.92	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.91	$0.98	$0.92	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	77	78	77	30	1	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13
Accumulation unit value at end of period	$1.75	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	183	194	192	218	279	321	414	688	700	590
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.08	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	54	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	476	33	58	71	68	63	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.68	$2.71	$2.36	$2.68	$2.50	$1.97	$1.40	$1.15	$1.17	$1.15
Accumulation unit value at end of period	$3.47	$2.68	$2.71	$2.36	$2.68	$2.50	$1.97	$1.40	$1.15	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	113	141	163	147	162	113	104	52	50	40

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.55	$1.93	$1.53	$1.58	$1.59	$1.71	$1.34	$1.11	$1.34	$1.23
Accumulation unit value at end of period	$1.93	$1.55	$1.93	$1.53	$1.58	$1.59	$1.71	$1.34	$1.11	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	33	44	52	69	86	30	24	20	24	32
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.54	$2.60	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	$1.00
Accumulation unit value at end of period	$3.45	$2.54	$2.60	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	39	21	18	18	16	33	30	123	123	139
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.28	$4.73	$4.53	$3.80	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13
Accumulation unit value at end of period	$5.09	$4.28	$4.73	$4.53	$3.80	$4.37	$4.55	$3.78	$3.54	$4.05
Number of accumulation units outstanding at end of period (000 omitted)	14	14	13	17	20	20	23	30	34	39
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	146	172	93	92	159	108	—	—	—
Third Avenue Value Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.23	$4.07	$3.61	$3.23	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58
Accumulation unit value at end of period	$3.61	$3.23	$4.07	$3.61	$3.23	$3.57	$3.44	$2.90	$2.29	$2.93
Number of accumulation units outstanding at end of period (000 omitted)	9	11	12	20	26	27	27	27	33	38
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	73	120	128	159	219	180	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.09	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,349	1,471	1,549	1,572	1,799	1,788	1,803	1,277	1,257	395
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.09	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,360	2,702	2,962	4,054	6,778	9,239	15,408	16,382	18,860	26,354
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,235	1,097	1,109	2,414	2,445	2,701	3,557	5,335	1,443	1,174
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	295	295	613	295	309	369	3,064	6,408	4,175	8,371
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.98	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.98	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	12	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	174	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1,537	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	351	355	358	404	482	441	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,365	5,747	6,102	7,218	8,409	13,375	6,029	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,507	1,568	1,939	2,893	3,432	5,176	3,575	—	—	—

12	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.75	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,373	2,420	2,853	3,038	2,869	3,010	3,851	4,778	4,194	507
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.76	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,604	5,544	6,486	8,454	11,957	13,455	13,901	17,266	21,448	21,627
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.92	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,134	1,114	1,514	1,698	1,794	2,877	3,380	1,378	1,064	2,007
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.92	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6,082	6,412	6,707	8,031	9,853	11,020	22,674	24,938	26,294	23,294
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	485	1,505	1,510	2,259	1,459	2,282	1,477	1,950	1,471	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,669	1,555	2,261	2,516	4,127	4,214	4,237	4,691	9,103	5,162
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.79	$1.95	$1.63	$1.50	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90
Accumulation unit value at end of period	$2.25	$1.79	$1.95	$1.63	$1.50	$1.50	$1.35	$1.06	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	79	92	100	109	275	271	183	200	264	276
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.13	$3.64	$3.42	$2.74	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68
Accumulation unit value at end of period	$3.72	$3.13	$3.64	$3.42	$2.74	$3.04	$2.99	$2.23	$1.98	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	79	86	89	109	140	143	317	402	542	707
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.02	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.01	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	—	—	—	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.35	$4.09	$3.10	$3.16	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15
Accumulation unit value at end of period	$4.33	$3.35	$4.09	$3.10	$3.16	$3.17	$3.34	$2.74	$2.27	$2.67
Number of accumulation units outstanding at end of period (000 omitted)	398	506	534	564	758	895	918	887	992	1,120
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$4.33	$4.42	$3.71	$3.28	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71
Accumulation unit value at end of period	$5.64	$4.33	$4.42	$3.71	$3.28	$3.32	$3.19	$2.40	$2.01	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	266	311	311	406	571	543	598	631	895	1,057
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.44	$2.53	$2.26	$2.11	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12
Accumulation unit value at end of period	$2.92	$2.44	$2.53	$2.26	$2.11	$2.10	$1.79	$1.50	$1.34	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	—	5	5	—	2	2
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.65	$2.00	$1.62	$1.58	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23
Accumulation unit value at end of period	$1.89	$1.65	$2.00	$1.62	$1.58	$1.56	$1.66	$1.39	$1.23	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	110	134	127	131	188	156	166	278	311	337
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.88	$3.12	$2.61	$2.34	$2.42	$2.21	$1.70	$1.48	$1.57	$1.28
Accumulation unit value at end of period	$3.77	$2.88	$3.12	$2.61	$2.34	$2.42	$2.21	$1.70	$1.48	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	24	10	14	53	75	85	73	109	148	121

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	13

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.92	$2.90	$2.32	$2.16	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20
Accumulation unit value at end of period	$3.63	$2.92	$2.90	$2.32	$2.16	$2.24	$2.29	$1.54	$1.43	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	26	43	38	54	87	96	110	136	160	198
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	479	2	33	12	21	23	17	—	—	—

Variable account charges of 0.60% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.28	$2.24	$1.71	$1.68	$1.52	$1.35	$0.99	$1.00
Accumulation unit value at end of period	$3.04	$2.28	$2.24	$1.71	$1.68	$1.52	$1.35	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.81	$1.01	$1.03	$0.73	$1.19	$1.07	$1.00	—
Accumulation unit value at end of period	$0.97	$0.81	$1.01	$1.03	$0.73	$1.19	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.87	$1.73	$1.45	$1.52	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$2.12	$1.68	$1.87	$1.73	$1.45	$1.52	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.47	$1.25	$1.36	$1.21	$1.17	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.47	$1.39	$1.37	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.90	$1.56	$1.67	$1.47	$1.39	$1.37	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.62	$0.61	$0.55	$0.72	$0.93	$1.00	—
Accumulation unit value at end of period	$0.57	$0.53	$0.62	$0.61	$0.55	$0.72	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.64	$1.81	$1.50	$1.39	$1.36	$1.22	$1.00	—
Accumulation unit value at end of period	$2.16	$1.64	$1.81	$1.50	$1.39	$1.36	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.90	$1.99	$1.61	$1.50	$1.50	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$2.35	$1.90	$1.99	$1.61	$1.50	$1.50	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.82	$0.90	$0.88	$0.91	$0.93	$0.95	$1.00	—
Accumulation unit value at end of period	$0.83	$0.82	$0.90	$0.88	$0.91	$0.93	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.52	$1.34	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.98	$1.61	$1.72	$1.52	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	$1.00	—
Accumulation unit value at end of period	$1.13	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.38	$0.95	$0.91	$1.00	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.07	$1.38	$0.95	$0.91	$1.00	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—

14	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.86	$0.92	$0.87	$0.89	$0.96	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.86	$0.92	$0.87	$0.89	$0.96	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.37	$1.29	$1.17	$1.19	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.51	$1.30	$1.37	$1.29	$1.17	$1.19	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.28	$1.16	$1.18	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.48	$1.29	$1.35	$1.28	$1.16	$1.18	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.13	$1.10	$1.06	$1.07	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.13	$1.10	$1.06	$1.07	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.96	$2.06	$1.62	$1.61	$1.49	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.65	$1.96	$2.06	$1.62	$1.61	$1.49	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.91	$2.02	$1.68	$1.51	$1.51	$1.34	$1.02	$1.00
Accumulation unit value at end of period	$2.49	$1.91	$2.02	$1.68	$1.51	$1.51	$1.34	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.05	$1.00	$1.03	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$1.06	$1.05	$1.00	$1.03	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.12	$1.01	$0.99	$1.00	$0.95	$1.00	—
Accumulation unit value at end of period	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.72	$1.41	$1.39	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$2.18	$1.62	$1.72	$1.41	$1.39	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.41	$1.12	$1.20	$1.15	$1.27	$1.04	$1.00
Accumulation unit value at end of period	$1.45	$1.17	$1.41	$1.12	$1.20	$1.15	$1.27	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$2.06	$1.72	$1.45	$1.53	$1.39	$1.01	$1.00
Accumulation unit value at end of period	$2.26	$1.80	$2.06	$1.72	$1.45	$1.53	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.90	$1.69	$1.49	$1.58	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$2.14	$1.64	$1.90	$1.69	$1.49	$1.58	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.89	$1.69	$1.50	$1.56	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.91	$1.64	$1.89	$1.69	$1.50	$1.56	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.16	$1.07	$1.10	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.21	$1.22	$1.16	$1.07	$1.10	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.66	$1.51	$1.30	$1.39	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.72	$1.41	$1.66	$1.51	$1.30	$1.39	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.05	$1.03	$1.03	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.15	$1.09	$1.08	$1.05	$1.03	$1.03	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.07	$1.04	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.12	$1.07	$1.04	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.37	$1.13	$1.18	$1.19	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.14	$1.37	$1.13	$1.18	$1.19	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	$1.01	$1.12	$1.13	$1.03	$1.00	—
Accumulation unit value at end of period	$0.91	$0.92	$1.00	$1.01	$1.12	$1.13	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.04	$1.06	$0.99	$1.05	$1.00
Accumulation unit value at end of period	$1.20	$1.13	$1.14	$1.12	$1.04	$1.06	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.41	$1.34	$1.29	$1.31	$1.16	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.32	$1.41	$1.34	$1.29	$1.31	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.38	$1.11	$1.03	$1.12	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.38	$1.11	$1.03	$1.12	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.03	$1.00	$1.05	$1.05	$1.00	—
Accumulation unit value at end of period	$1.23	$1.06	$1.27	$1.03	$1.00	$1.05	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$2.13	$1.62	$1.54	$1.40	$1.26	$0.98	$1.00
Accumulation unit value at end of period	$2.70	$2.06	$2.13	$1.62	$1.54	$1.40	$1.26	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$1.89	$1.45	$1.50	$1.42	$1.30	$0.96	$1.00
Accumulation unit value at end of period	$2.43	$1.85	$1.89	$1.45	$1.50	$1.42	$1.30	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.75	$1.96	$1.68	$1.49	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.26	$1.75	$1.96	$1.68	$1.49	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.94	$1.90	$1.44	$1.41	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$2.44	$1.94	$1.90	$1.44	$1.41	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.71	$1.48	$1.30	$1.43	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.92	$1.53	$1.71	$1.48	$1.30	$1.43	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.03	$1.01	$1.02	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$1.06	$1.03	$1.01	$1.02	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.89	$2.12	$1.85	$1.54	$1.55	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.41	$1.89	$2.12	$1.85	$1.54	$1.55	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$0.99	$1.00	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$0.99	$1.00	$0.99	$1.00	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

16	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.68	$1.38	$1.34	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$2.27	$1.61	$1.68	$1.38	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.43	$1.14	$1.19	$1.23	$1.23	$1.04	$1.00
Accumulation unit value at end of period	$1.44	$1.15	$1.43	$1.14	$1.19	$1.23	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.06	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$0.96	$1.06	$1.00	$0.96	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.89	$1.57	$1.46	$1.47	$1.32	$1.01	$1.00
Accumulation unit value at end of period	$2.29	$1.76	$1.89	$1.57	$1.46	$1.47	$1.32	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.86	$1.56	$1.40	$1.43	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.93	$1.58	$1.86	$1.56	$1.40	$1.43	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.06	$0.99	$1.01	$0.99	$1.00	—
Accumulation unit value at end of period	$1.20	$1.10	$1.13	$1.06	$0.99	$1.01	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.27	$1.17	$1.03	$1.12	$1.07	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.27	$1.17	$1.03	$1.12	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.66	$1.55	$1.34	$1.42	$1.33	$1.04	$1.00
Accumulation unit value at end of period	$1.83	$1.50	$1.66	$1.55	$1.34	$1.42	$1.33	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.88	$1.71	$1.32	$1.44	$1.44	$1.06	$1.00
Accumulation unit value at end of period	$2.05	$1.63	$1.88	$1.71	$1.32	$1.44	$1.44	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.91	$0.92	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.88	$0.95	$0.91	$0.92	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.88	$1.39	$1.40	$1.35	$1.34	$1.06	$1.00
Accumulation unit value at end of period	$2.11	$1.62	$1.88	$1.39	$1.40	$1.35	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.07	$1.01	$0.96	$0.99	$0.97	$1.00	—
Accumulation unit value at end of period	$1.11	$1.01	$1.07	$1.01	$0.96	$0.99	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.75	$1.97	$1.74	$1.49	$1.59	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.19	$1.75	$1.97	$1.74	$1.49	$1.59	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.19	$1.09	$0.98	$1.04	$0.99	$1.00	—
Accumulation unit value at end of period	$1.26	$1.10	$1.19	$1.09	$0.98	$1.04	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.18	$1.00	$1.03	$1.13	$1.21	$1.00	—
Accumulation unit value at end of period	$1.34	$1.11	$1.18	$1.00	$1.03	$1.13	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	17

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.04	$1.02	$1.03	$0.99	$1.00	—
Accumulation unit value at end of period	$1.13	$1.04	$1.06	$1.04	$1.02	$1.03	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.87	$1.93	$1.52	$1.53	$1.46	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.51	$1.87	$1.93	$1.52	$1.53	$1.46	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	$1.00	—
Accumulation unit value at end of period	$1.52	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.53	$1.34	$1.21	$1.43	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.90	$1.53	$1.53	$1.34	$1.21	$1.43	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.08	$1.19	$1.27	$1.26	$0.92	$1.00
Accumulation unit value at end of period	$2.27	$1.63	$1.49	$1.08	$1.19	$1.27	$1.26	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.89	$1.61	$1.47	$1.49	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.20	$1.76	$1.89	$1.61	$1.47	$1.49	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.98	$0.92	$0.93	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.04	$0.90	$0.98	$0.92	$0.93	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.09	$0.97	$1.07	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.22	$1.09	$0.97	$1.07	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.01	$0.98	$0.98	$0.95	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.07	$1.14	$1.01	$0.98	$0.98	$0.95	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.01	$1.00	$1.00	$0.96	$1.00	—
Accumulation unit value at end of period	$1.12	$1.04	$1.06	$1.01	$1.00	$1.00	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.97	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.99	$0.98	$0.97	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	$1.00	—
Accumulation unit value at end of period	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.58	$1.34	$1.27	$1.29	$1.23	$1.02	$1.00
Accumulation unit value at end of period	$1.73	$1.44	$1.58	$1.34	$1.27	$1.29	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	38	34	2	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.54	$1.18	$1.19	$1.22	$1.28	$1.05	$1.00
Accumulation unit value at end of period	$1.63	$1.27	$1.54	$1.18	$1.19	$1.22	$1.28	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.19	$1.12	$1.09	$1.09	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.15	$1.19	$1.12	$1.09	$1.09	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.98	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.98	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

18	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.00	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.02	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.06	$1.09	$1.02	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.01	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.12	$1.01	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	$0.97	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.07	$1.16	$1.00	$0.97	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.01	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.07	$1.14	$1.01	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.22	$1.18	$1.19	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.29	$1.38	$1.22	$1.18	$1.19	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	3	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.47	$1.28	$1.22	$1.24	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.47	$1.28	$1.22	$1.24	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.28	$1.17	$1.13	$1.14	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.22	$1.28	$1.17	$1.13	$1.14	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.06	$1.05	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.09	$1.06	$1.05	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.82	$1.52	$1.40	$1.40	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$2.08	$1.66	$1.82	$1.52	$1.40	$1.40	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.56	$1.33	$1.25	$1.33	$1.35	$0.97	$1.00
Accumulation unit value at end of period	$1.78	$1.48	$1.56	$1.33	$1.25	$1.33	$1.35	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.65	$1.55	$1.25	$1.39	$1.37	$1.02	$1.00
Accumulation unit value at end of period	$1.68	$1.42	$1.65	$1.55	$1.25	$1.39	$1.37	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.08	$1.12	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.22	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.16	$1.22	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.12	$1.17	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.12	$1.17	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.85	$1.55	$1.39	$1.44	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.23	$1.71	$1.85	$1.55	$1.39	$1.44	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	19

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.76	$1.41	$1.31	$1.36	$1.39	$0.93	$1.00
Accumulation unit value at end of period	$2.20	$1.77	$1.76	$1.41	$1.31	$1.36	$1.39	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.07	$0.93	$1.00	$1.02	$1.00	—
Accumulation unit value at end of period	$1.24	$1.09	$1.15	$1.07	$0.93	$1.00	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.26	$1.11	$1.08	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.26	$1.11	$1.08	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	219	290	557	776	932	699	542	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07
Accumulation unit value at end of period	$2.14	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	821	940	1,296	1,165	1,366	1,644	1,917	2,217	3,348	4,452
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95
Accumulation unit value at end of period	$2.83	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12,899	14,427	16,253	19,036	23,500	28,225	34,405	40,750	48,468	55,671
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63
Accumulation unit value at end of period	$1.91	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	21,587	24,463	27,445	32,314	39,737	47,056	56,626	67,635	83,009	102,937
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,994	4,996	6,613	8,138	9,450	10,226	4,271	—	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.53	$1.82	$1.39	$1.49	$1.49	$1.58	$1.30	$1.08	$1.24	$1.10
Accumulation unit value at end of period	$1.95	$1.53	$1.82	$1.39	$1.49	$1.49	$1.58	$1.30	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,463	2,927	3,217	3,598	4,159	4,606	5,037	5,968	7,587	9,999
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22
Accumulation unit value at end of period	$2.11	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	4,790	5,647	6,126	7,243	8,868	10,641	12,866	15,014	19,142	22,872
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87
Accumulation unit value at end of period	$2.53	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,030	6,305	7,855	8,606	7,653	8,037	9,110	9,353	11,208	12,924
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92
Accumulation unit value at end of period	$3.38	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,596	3,998	3,606	4,304	5,243	5,961	7,242	8,724	10,122	11,063
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$3.18	$3.53	$3.27	$2.73	$2.86	$2.55	$1.95	$1.72	$1.71	$1.52
Accumulation unit value at end of period	$4.01	$3.18	$3.53	$3.27	$2.73	$2.86	$2.55	$1.95	$1.72	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	4,838	5,573	6,558	7,627	8,400	9,657	10,946	12,258	14,862	19,329
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29
Accumulation unit value at end of period	$3.35	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	14,833	17,636	20,946	25,296	29,626	35,660	42,005	47,968	56,802	64,096
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,460	7,010	7,930	9,667	12,251	12,313	10,851	3,746	—	—
Calvert VP SRI Balanced Portfolio – Class I (5/1/2000)
Accumulation unit value at beginning of period	$1.74	$1.80	$1.62	$1.51	$1.56	$1.43	$1.22	$1.12	$1.07	$0.97
Accumulation unit value at end of period	$2.15	$1.74	$1.80	$1.62	$1.51	$1.56	$1.43	$1.22	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,082	6,216	6,913	7,847	8,548	9,533	10,738	11,585	12,719	14,304

20	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85
Accumulation unit value at end of period	$3.02	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	925	954	900	980	1,379	1,846	1,999	1,455	1,187	1,271
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.04	$2.19	$1.93	$1.82	$1.81	$1.65	$1.37	$1.21	$1.19	$1.07
Accumulation unit value at end of period	$2.49	$2.04	$2.19	$1.93	$1.82	$1.81	$1.65	$1.37	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	31,662	35,991	41,748	45,866	42,888	43,176	45,325	46,103	53,355	61,921
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.56	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	486	597	588	522	323	264	148	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.14	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,794	7,527	9,128	9,275	7,402	4,306	1,941	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.82	$1.90	$1.54	$1.44	$1.44	$1.26	$0.95	$0.84	$0.80	$0.69
Accumulation unit value at end of period	$2.25	$1.82	$1.90	$1.54	$1.44	$1.44	$1.26	$0.95	$0.84	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	56,895	64,250	73,368	85,755	99,258	111,603	136,765	160,002	186,291	218,715
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.81	$0.90	$0.88	$0.91	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.82	$0.81	$0.90	$0.88	$0.91	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	439	468	666	779	954	886	732	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.84	$3.04	$2.68	$2.38	$2.46	$2.26	$1.80	$1.59	$1.68	$1.45
Accumulation unit value at end of period	$3.49	$2.84	$3.04	$2.68	$2.38	$2.46	$2.26	$1.80	$1.59	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	50,962	58,903	70,804	85,168	101,431	122,319	144,917	166,205	206,688	256,449
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,829	1,620	2,188	1,875	1,993	2,349	792	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.52	$3.23	$2.21	$2.13	$2.35	$2.43	$2.49	$2.08	$2.65	$2.23
Accumulation unit value at end of period	$3.28	$2.52	$3.23	$2.21	$2.13	$2.35	$2.43	$2.49	$2.08	$2.65
Number of accumulation units outstanding at end of period (000 omitted)	10,944	13,169	14,820	17,346	22,226	26,833	33,013	38,627	46,641	56,730
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.63	$1.67	$1.79	$1.79	$1.95	$1.85	$1.78	$1.68
Accumulation unit value at end of period	$1.77	$1.61	$1.72	$1.63	$1.67	$1.79	$1.79	$1.95	$1.85	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	13,209	15,564	18,858	22,431	28,050	36,004	46,672	62,204	73,158	88,623
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.21	$1.22
Accumulation unit value at end of period	$1.17	$1.16	$1.15	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	26,927	33,314	35,185	45,094	50,441	60,289	76,751	96,155	124,252	134,040
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.54	$2.67	$2.53	$2.28	$2.32	$2.26	$2.15	$1.87	$1.78	$1.57
Accumulation unit value at end of period	$2.95	$2.54	$2.67	$2.53	$2.28	$2.32	$2.26	$2.15	$1.87	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	21,571	25,778	33,054	39,523	47,359	59,210	69,676	82,188	91,967	111,083
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.09	$2.19	$2.07	$1.88	$1.92	$1.86	$1.79	$1.57	$1.49	$1.33
Accumulation unit value at end of period	$2.41	$2.09	$2.19	$2.07	$1.88	$1.92	$1.86	$1.79	$1.57	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	15,746	18,683	23,972	28,890	24,814	30,197	36,897	46,830	49,398	56,452
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.93	$1.93	$1.88	$1.81	$1.82	$1.74	$1.80	$1.69	$1.59	$1.48
Accumulation unit value at end of period	$2.08	$1.93	$1.93	$1.88	$1.81	$1.82	$1.74	$1.80	$1.69	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	50,289	54,724	66,114	78,420	93,168	115,549	145,968	214,369	232,229	282,705
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.44	$1.51	$1.19	$1.19	$1.10	$0.97	$0.75	$0.63	$0.65	$0.56
Accumulation unit value at end of period	$1.94	$1.44	$1.51	$1.19	$1.19	$1.10	$0.97	$0.75	$0.63	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	34,560	40,358	46,606	53,836	67,474	68,409	78,647	88,846	104,494	124,302
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.98	$2.10	$1.74	$1.58	$1.57	$1.40	$1.07	$0.93	$0.93	$0.81
Accumulation unit value at end of period	$2.58	$1.98	$2.10	$1.74	$1.58	$1.57	$1.40	$1.07	$0.93	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	27,733	31,251	34,243	37,921	41,507	46,410	52,071	57,241	65,653	77,987

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.96	$0.92	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.96	$0.97	$0.96	$0.92	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,063	5,086	4,860	4,756	3,113	2,198	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,683	1,888	2,251	2,763	2,101	1,037	250	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22
Accumulation unit value at end of period	$3.22	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	7,767	9,252	10,599	12,269	15,090	15,914	19,000	22,638	28,726	34,995
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.46	$1.15	$1.24	$1.19	$1.31	$1.08	$0.92	$1.06	$0.94
Accumulation unit value at end of period	$1.50	$1.21	$1.46	$1.15	$1.24	$1.19	$1.31	$1.08	$0.92	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	11,984	14,095	16,826	20,497	17,829	19,193	22,743	26,232	32,942	39,494
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.42	$2.79	$2.32	$1.95	$2.07	$1.87	$1.37	$1.17	$1.19	$1.00
Accumulation unit value at end of period	$3.04	$2.42	$2.79	$2.32	$1.95	$2.07	$1.87	$1.37	$1.17	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3,521	4,024	4,905	5,147	6,782	10,454	11,118	8,170	9,950	10,640
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14
Accumulation unit value at end of period	$3.02	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	5,023	6,098	7,406	9,512	12,169	15,152	17,694	20,051	25,903	33,723
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.08	$3.56	$3.19	$2.83	$2.94	$2.80	$1.90	$1.63	$1.79	$1.42
Accumulation unit value at end of period	$3.60	$3.08	$3.56	$3.19	$2.83	$2.94	$2.80	$1.90	$1.63	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	4,360	5,045	5,792	7,202	8,712	10,198	11,928	13,295	16,466	19,549
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.49	$1.47	$1.44	$1.41	$1.41	$1.34	$1.38	$1.37	$1.36	$1.33
Accumulation unit value at end of period	$1.57	$1.49	$1.47	$1.44	$1.41	$1.41	$1.34	$1.38	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	14,490	17,423	21,276	25,182	29,036	34,815	43,683	65,849	78,480	95,906
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88
Accumulation unit value at end of period	$0.49	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,960	9,227	10,686	13,250	17,134	19,487	24,974	31,771	38,081	37,446
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.99	$1.01	$1.12	$1.13	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.99	$1.01	$1.12	$1.13	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,611	2,513	3,697	5,372	4,835	3,206	2,181	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.51	$1.52	$1.50	$1.39	$1.42	$1.32	$1.41	$1.34	$1.23	$1.19
Accumulation unit value at end of period	$1.61	$1.51	$1.52	$1.50	$1.39	$1.42	$1.32	$1.41	$1.34	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15,667	18,749	21,464	24,619	30,622	37,782	51,052	72,377	82,435	92,837
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	990	1,173	1,137	599	503	411	128	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.35	$1.40	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,698	27,660	32,668	39,908	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.76	$3.09	$2.69	$2.25	$2.26	$2.03	$1.51	$1.30	$1.40	$1.16
Accumulation unit value at end of period	$3.50	$2.76	$3.09	$2.69	$2.25	$2.26	$2.03	$1.51	$1.30	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	3,437	3,735	3,974	3,948	3,656	3,187	3,576	3,731	4,276	4,535
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.99	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$0.99	$0.99	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,105	3,323	3,290	3,278	1,789	774	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,437	2,620	3,691	5,161	7,060	8,699	8,510	3,246	—	—

22	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08
Accumulation unit value at end of period	$1.50	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20,974	30,224	31,185	38,065	45,917	61,310	86,779	67,900	74,599	74,514
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92
Accumulation unit value at end of period	$2.65	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	35,591	43,615	52,100	65,724	83,777	99,718	116,341	135,683	162,922	192,769
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$2.13	$2.36	$2.04	$1.77	$1.83	$1.67	$1.26	$1.07	$1.06	$0.93
Accumulation unit value at end of period	$2.75	$2.13	$2.36	$2.04	$1.77	$1.83	$1.67	$1.26	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8,334	9,841	11,248	12,989	14,915	17,137	19,829	23,385	28,379	37,384
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02
Accumulation unit value at end of period	$2.96	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17,139	19,845	23,398	28,014	33,898	39,470	47,015	55,533	65,028	77,301
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$6.11	$7.21	$6.02	$5.41	$5.53	$5.25	$3.89	$3.41	$3.85	$3.02
Accumulation unit value at end of period	$7.48	$6.11	$7.21	$6.02	$5.41	$5.53	$5.25	$3.89	$3.41	$3.85
Number of accumulation units outstanding at end of period (000 omitted)	5,420	6,248	7,274	8,518	10,081	11,466	13,332	15,673	20,066	27,026
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96
Accumulation unit value at end of period	$4.79	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	25,249	29,544	34,697	41,532	50,778	60,701	73,540	88,455	109,162	132,015
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.50	$1.78	$1.38	$1.46	$1.42	$1.56	$1.21	$1.01	$1.23	$1.10
Accumulation unit value at end of period	$1.90	$1.50	$1.78	$1.38	$1.46	$1.42	$1.56	$1.21	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3,409	3,852	4,383	5,184	6,111	6,588	7,619	8,802	11,310	15,374
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33
Accumulation unit value at end of period	$2.28	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	8,444	9,827	11,286	13,142	16,089	18,368	21,346	24,321	30,682	36,566
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,675	19,164	19,388	14,131	11,862	10,757	4,174	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$2.85	$3.08	$2.81	$2.82	$2.82	$2.47	$2.44	$1.93	$2.06	$1.71
Accumulation unit value at end of period	$3.46	$2.85	$3.08	$2.81	$2.82	$2.82	$2.47	$2.44	$1.93	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	10,291	11,941	14,393	17,523	20,751	24,367	28,482	31,720	36,714	42,372
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,854	4,196	5,242	6,248	7,995	12,165	4,290	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21
Accumulation unit value at end of period	$2.59	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	8,891	10,551	12,711	15,464	19,783	23,577	28,344	33,231	41,319	50,331
Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$4.40	$5.09	$4.64	$3.59	$3.90	$3.91	$2.89	$2.46	$2.58	$2.02
Accumulation unit value at end of period	$5.52	$4.40	$5.09	$4.64	$3.59	$3.90	$3.91	$2.89	$2.46	$2.58
Number of accumulation units outstanding at end of period (000 omitted)	6,796	7,900	9,189	11,128	13,068	15,820	19,202	22,727	28,384	34,971
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.53	$5.10	$4.63	$4.10	$4.55	$4.04	$3.06	$2.60	$2.80	$2.26
Accumulation unit value at end of period	$5.92	$4.53	$5.10	$4.63	$4.10	$4.55	$4.04	$3.06	$2.60	$2.80
Number of accumulation units outstanding at end of period (000 omitted)	11,472	13,427	15,857	19,292	24,147	29,253	35,669	42,578	52,628	64,121
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.88	$0.95	$0.91	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	403	512	502	510	660	127	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$3.34	$3.68	$3.32	$2.72	$2.79	$2.63	$1.95	$1.74	$1.75	$1.35
Accumulation unit value at end of period	$4.13	$3.34	$3.68	$3.32	$2.72	$2.79	$2.63	$1.95	$1.74	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	834	948	1,075	1,235	1,412	1,587	1,852	1,993	2,476	3,153

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.21	$2.37	$1.93	$1.75	$1.77	$1.53	$1.12	$0.99	$0.96	$0.85
Accumulation unit value at end of period	$2.75	$2.21	$2.37	$1.93	$1.75	$1.77	$1.53	$1.12	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	17,850	21,440	24,413	28,337	34,522	42,520	52,166	61,881	73,864	90,486
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.49	$2.90	$2.14	$2.16	$2.10	$2.07	$1.64	$1.37	$1.51	$1.31
Accumulation unit value at end of period	$3.25	$2.49	$2.90	$2.14	$2.16	$2.10	$2.07	$1.64	$1.37	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	9,564	11,081	11,933	13,366	16,675	17,576	19,743	21,566	26,339	29,183
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.64	$1.73	$1.65	$1.56	$1.61	$1.58	$1.60	$1.43	$1.43	$1.25
Accumulation unit value at end of period	$1.80	$1.64	$1.73	$1.65	$1.56	$1.61	$1.58	$1.60	$1.43	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	37,903	45,692	57,738	70,562	91,448	113,907	148,191	194,916	225,204	265,863
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.73	$3.08	$2.72	$2.33	$2.50	$2.25	$1.62	$1.38	$1.43	$1.17
Accumulation unit value at end of period	$3.42	$2.73	$3.08	$2.72	$2.33	$2.50	$2.25	$1.62	$1.38	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	5,021	6,187	7,204	8,432	10,064	11,134	12,453	13,918	16,342	19,999
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.52	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,493	4,019	4,405	5,004	5,594	6,229	7,021	8,151	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.47	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,190	12,062	13,914	16,432	20,234	25,717	37,224	45,878	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,210	3,974	4,881	6,372	5,830	5,961	3,989	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.27	$2.61	$2.24	$1.93	$2.07	$1.91	$1.42	$1.20	$1.24	$1.08
Accumulation unit value at end of period	$2.82	$2.27	$2.61	$2.24	$1.93	$2.07	$1.91	$1.42	$1.20	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	17,651	20,743	23,714	29,195	36,594	44,743	58,839	71,034	86,061	100,324
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.23	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	5,294	6,421	8,817	11,123	9,480	10,108	10,022	8,770	7,943	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01
Accumulation unit value at end of period	$2.88	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4,476	5,182	5,775	7,206	9,967	8,435	8,251	7,227	7,312	7,456
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24
Accumulation unit value at end of period	$2.14	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	9,307	10,981	13,343	16,183	19,632	21,336	22,446	25,580	30,304	36,189
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.63	$1.74	$1.43	$1.43	$1.43	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.18	$1.63	$1.74	$1.43	$1.43	$1.43	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,928	5,816	6,671	7,681	6,253	6,746	7,534	8,633	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.14	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,721	1,993	2,168	2,671	6,478	7,055	8,605	9,719	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73
Accumulation unit value at end of period	$2.35	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	5,654	6,637	7,010	8,239	10,720	11,392	14,171	16,565	19,212	21,966
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,041	1,296	1,139	1,903	4,502	7,146	5,619	—	—	—

24	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,558	3,424	—	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.71	$1.73	$1.37	$1.23	$1.20	$1.08	$0.82	$0.71	$0.72	$0.58
Accumulation unit value at end of period	$2.29	$1.71	$1.73	$1.37	$1.23	$1.20	$1.08	$0.82	$0.71	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	4,886	5,490	5,897	6,628	7,685	8,454	9,787	11,184	13,345	16,104
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,954	5,503	7,136	8,973	8,003	5,580	2,585	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.59	$0.50	$0.55	$0.45
Accumulation unit value at end of period	$2.10	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.59	$0.50	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	8,062	9,388	10,067	11,402	13,269	13,465	15,146	17,509	21,201	27,036
Janus Henderson VIT Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.22	$1.45	$1.12	$1.21	$1.33	$1.53	$1.35	$1.20	$1.78	$1.44
Accumulation unit value at end of period	$1.54	$1.22	$1.45	$1.12	$1.21	$1.33	$1.53	$1.35	$1.20	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	7,679	9,024	9,962	11,534	13,772	16,808	20,940	28,307	40,311	55,565
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85
Accumulation unit value at end of period	$2.62	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3,577	4,372	5,241	6,858	8,758	10,293	13,621	17,837	22,462	31,752
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,441	1,698	1,889	1,887	2,967	2,403	847	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.30	$1.31	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,918	18,155	21,374	26,361	29,852	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$2.33	$2.38	$1.90	$1.76	$1.81	$1.97	$1.41	$1.17	$1.32	$0.98
Accumulation unit value at end of period	$3.26	$2.33	$2.38	$1.90	$1.76	$1.81	$1.97	$1.41	$1.17	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	6,354	7,244	8,165	9,359	11,054	13,024	17,289	20,047	25,583	25,934
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83
Accumulation unit value at end of period	$4.30	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	10,023	11,894	14,937	18,140	22,267	28,660	32,640	38,539	46,187	47,357
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99
Accumulation unit value at end of period	$3.15	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,956	3,006	2,861	3,447	5,011	6,944	8,493	11,635	18,214	17,947
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86
Accumulation unit value at end of period	$1.61	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,778	5,713	7,471	9,576	11,978	14,762	17,893	19,518	22,051	25,144
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76
Accumulation unit value at end of period	$1.36	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,206	2,710	3,148	3,895	4,606	5,357	6,179	6,765	8,478	9,073
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.92	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.90	$0.97	$0.92	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	232	205	319	625	394	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13
Accumulation unit value at end of period	$1.71	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8,794	11,230	14,290	17,412	22,911	33,579	48,561	69,811	69,382	75,522
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	331	252	564	456	489	564	1,413	863	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	25

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,094	3,206	3,656	2,858	2,518	2,388	1,912	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13
Accumulation unit value at end of period	$3.35	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,741	4,650	5,115	6,216	7,902	7,014	7,225	7,626	9,058	10,511
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21
Accumulation unit value at end of period	$1.86	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3,430	3,904	4,456	5,116	6,243	6,615	7,141	8,813	11,088	13,460
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	$1.00
Accumulation unit value at end of period	$3.38	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,301	5,938	6,675	7,563	8,757	9,746	10,340	11,916	14,126	17,030
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.12	$4.56	$4.37	$3.68	$4.23	$4.42	$3.68	$3.45	$3.95	$3.07
Accumulation unit value at end of period	$4.89	$4.12	$4.56	$4.37	$3.68	$4.23	$4.42	$3.68	$3.45	$3.95
Number of accumulation units outstanding at end of period (000 omitted)	1,383	1,550	1,848	2,138	2,541	2,991	3,723	4,560	6,206	8,319
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,598	6,218	5,975	6,206	8,164	9,101	5,646	—	—	—
Third Avenue Value Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.10	$3.93	$3.48	$3.13	$3.46	$3.34	$2.83	$2.24	$2.86	$2.53
Accumulation unit value at end of period	$3.47	$3.10	$3.93	$3.48	$3.13	$3.46	$3.34	$2.83	$2.24	$2.86
Number of accumulation units outstanding at end of period (000 omitted)	1,699	2,034	2,365	2,741	3,248	3,719	4,460	5,377	7,101	9,979
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,997	2,249	2,597	2,628	1,726	1,627	1,091	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.05	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	33,745	38,345	43,514	50,082	60,288	63,443	68,358	59,074	57,559	22,643
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.05	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	44,556	52,291	60,191	78,390	114,075	129,138	183,069	213,296	258,558	287,015
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	25,769	25,210	29,606	37,496	40,298	49,392	66,474	103,582	81,730	19,114
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	25,716	29,121	38,284	57,218	65,986	78,435	116,673	217,500	212,474	171,495
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,239	682	352	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	727	913	94	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,344	4,977	5,001	7,206	4,914	3,681	1,043	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,389	13,370	16,093	20,641	18,517	19,479	5,574	—	—	—

26	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129,327	159,164	191,800	228,224	289,766	312,945	99,233	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,658	107,282	126,718	154,932	183,214	196,193	66,746	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	174,468	202,039	234,364	280,217	332,868	381,681	402,208	377,699	318,883	150,412
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	364,142	431,168	523,884	657,883	868,373	1,018,857	1,191,618	1,322,146	1,448,513	1,625,658
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	96,238	114,303	133,356	159,472	196,684	215,308	232,062	196,988	181,157	85,099
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	158,304	190,984	231,699	301,436	428,536	508,398	710,239	837,813	998,828	1,122,490
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	60,278	63,093	74,527	89,762	104,766	126,041	154,600	197,629	149,512	53,054
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	84,416	97,809	123,526	154,885	197,656	251,755	329,684	449,177	439,108	454,692
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89
Accumulation unit value at end of period	$2.17	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	3,242	3,980	5,057	6,538	8,047	9,697	12,078	13,840	18,111	24,428
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66
Accumulation unit value at end of period	$3.60	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	8,707	9,947	11,438	13,862	16,653	20,098	25,397	31,851	39,424	48,893
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.00	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,838	921	76	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,821	6,834	527	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.01	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,164	4,216	566	—	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.22	$3.95	$2.99	$3.06	$3.08	$3.24	$2.67	$2.21	$2.61	$2.11
Accumulation unit value at end of period	$4.16	$3.22	$3.95	$2.99	$3.06	$3.08	$3.24	$2.67	$2.21	$2.61
Number of accumulation units outstanding at end of period (000 omitted)	16,629	19,893	22,964	26,925	33,012	38,989	46,513	53,436	66,511	80,435
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$4.16	$4.26	$3.59	$3.18	$3.22	$3.10	$2.33	$1.96	$2.05	$1.67
Accumulation unit value at end of period	$5.42	$4.16	$4.26	$3.59	$3.18	$3.22	$3.10	$2.33	$1.96	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	20,964	24,348	28,181	33,677	41,194	48,912	59,078	69,932	84,309	102,578
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10
Accumulation unit value at end of period	$2.81	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4,557	5,333	6,317	7,018	7,663	8,314	8,990	10,621	12,268	15,176

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	27

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.60	$1.95	$1.58	$1.54	$1.52	$1.62	$1.37	$1.21	$1.41	$1.22
Accumulation unit value at end of period	$1.83	$1.60	$1.95	$1.58	$1.54	$1.52	$1.62	$1.37	$1.21	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	4,943	5,701	6,518	7,395	9,405	9,714	11,282	13,374	16,786	20,616
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26
Accumulation unit value at end of period	$3.63	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	4,264	5,008	6,004	7,213	8,627	10,332	12,893	16,305	21,795	16,904
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18
Accumulation unit value at end of period	$3.49	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	4,447	5,146	5,829	7,000	8,952	9,801	12,946	15,400	20,502	28,351
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	924	758	1,529	720	897	1,272	811	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	131	265	534	478	377	215	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.86	$1.38	$1.40	$1.38	$1.33	$1.09	$0.97	$1.28	$1.09
Accumulation unit value at end of period	$2.14	$1.66	$1.86	$1.38	$1.40	$1.38	$1.33	$1.09	$0.97	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	681	768	1,092	1,332	1,579	1,614	1,790	1,954	2,365	2,971
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.06	$2.21	$1.88	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.86
Accumulation unit value at end of period	$2.52	$2.06	$2.21	$1.88	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2,841	3,178	3,546	4,373	4,654	5,163	5,717	5,898	5,814	5,889
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.80	$1.05	$0.85	$0.86	$0.85	$0.91	$0.75	$0.66	$0.83	$0.80
Accumulation unit value at end of period	$0.93	$0.80	$1.05	$0.85	$0.86	$0.85	$0.91	$0.75	$0.66	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	8,966	10,868	12,516	14,744	16,884	18,526	19,929	21,668	25,453	30,081
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.73	$2.69	$2.06	$2.03	$1.85	$1.64	$1.20	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$3.63	$2.73	$2.69	$2.06	$2.03	$1.85	$1.64	$1.20	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,172	3,262	3,260	3,109	3,015	2,520	1,589	1,870	1,920	1,769
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,665	3,238	4,089	5,040	4,875	4,584	2,030	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.43	$2.81	$2.55	$2.09	$2.14	$1.86	$1.44	$1.25	$1.27	$1.08
Accumulation unit value at end of period	$3.10	$2.43	$2.81	$2.55	$2.09	$2.14	$1.86	$1.44	$1.25	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	3,197	4,051	5,310	5,800	5,535	5,700	6,113	6,244	6,599	6,746
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.62	$2.62	$2.01	$1.94	$1.84	$1.69	$1.25	$1.10	$1.10	$0.96
Accumulation unit value at end of period	$3.49	$2.62	$2.62	$2.01	$1.94	$1.84	$1.69	$1.25	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,443	1,752	1,705	2,391	2,683	2,861	3,083	3,237	3,488	3,552
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.92	$2.14	$1.99	$1.66	$1.75	$1.56	$1.20	$1.05	$1.05	$0.94
Accumulation unit value at end of period	$2.42	$1.92	$2.14	$1.99	$1.66	$1.75	$1.56	$1.20	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,068	8,602	10,367	12,778	12,126	13,557	13,907	14,115	14,358	12,846
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,681	3,697	4,785	6,177	6,544	6,146	4,565	1,275	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (6/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.43	$1.14	$1.22	$1.22	$1.26	$1.08	$0.89	$1.06	$0.97
Accumulation unit value at end of period	$1.42	$1.20	$1.43	$1.14	$1.22	$1.22	$1.26	$1.08	$0.89	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,310	1,544	1,694	2,032	2,394	2,389	2,418	2,088	2,417	2,788
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.

28	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85
Accumulation unit value at end of period	$2.98	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,681	1,916	1,815	2,263	2,597	2,782	2,945	2,456	2,205	2,132
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.99	$1.75	$1.66	$1.64	$1.51	$1.25	$1.10	$1.09	$0.97
Accumulation unit value at end of period	$2.26	$1.85	$1.99	$1.75	$1.66	$1.64	$1.51	$1.25	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	14,627	16,197	18,307	19,374	13,463	10,849	9,898	7,709	7,342	8,118
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.56	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	546	542	431	359	205	123	38	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.12	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,414	4,172	5,059	5,443	4,034	2,285	684	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	$1.00
Accumulation unit value at end of period	$3.31	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	158	157	184	190	291	259	133	118	80	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.17	$2.27	$1.84	$1.72	$1.72	$1.51	$1.14	$1.01	$0.97	$0.83
Accumulation unit value at end of period	$2.68	$2.17	$2.27	$1.84	$1.72	$1.72	$1.51	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2,194	2,310	2,454	3,009	3,605	2,926	2,354	2,497	1,867	1,258
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.81	$0.89	$0.88	$0.91	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.82	$0.81	$0.89	$0.88	$0.91	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	356	362	526	656	413	393	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00
Accumulation unit value at end of period	$2.46	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	920	928	965	989	971	1,126	1,152	1,085	824	316
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.87	$1.65	$1.47	$1.52	$1.40	$1.11	$0.98	$1.04	$0.90
Accumulation unit value at end of period	$2.15	$1.75	$1.87	$1.65	$1.47	$1.52	$1.40	$1.11	$0.98	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	18,530	21,908	27,295	34,250	37,664	43,288	48,374	51,118	58,110	66,039
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	725	1,028	1,130	845	773	895	296	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.48	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,596	1,592	1,375	1,276	1,470	1,916	1,819	1,647	1,374	398
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.63	$2.10	$1.44	$1.38	$1.53	$1.58	$1.62	$1.36	$1.73	$1.46
Accumulation unit value at end of period	$2.12	$1.63	$2.10	$1.44	$1.38	$1.53	$1.58	$1.62	$1.36	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	6,208	7,458	8,568	9,726	11,124	12,868	14,575	15,793	17,567	19,363
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	457	474	476	565	750	1,081	1,425	1,533	865	406
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.18	$1.21	$1.30	$1.30	$1.42	$1.35	$1.30	$1.23
Accumulation unit value at end of period	$1.28	$1.16	$1.24	$1.18	$1.21	$1.30	$1.30	$1.42	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4,525	5,593	7,011	8,616	10,289	12,071	15,294	18,657	19,772	21,158
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,069	2,506	699	701	723	676	800	515	2,071	1,047
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9,559	10,344	11,991	18,031	14,445	18,128	24,234	25,597	32,019	38,057

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.75	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,857	2,165	2,430	2,104	2,271	2,439	3,199	3,149	1,786	859
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$2.07	$1.97	$1.77	$1.81	$1.76	$1.67	$1.46	$1.39	$1.23
Accumulation unit value at end of period	$2.28	$1.97	$2.07	$1.97	$1.77	$1.81	$1.76	$1.67	$1.46	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	6,656	7,912	10,493	12,635	13,879	16,298	16,769	18,038	16,330	17,925
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,131	1,128	1,435	1,390	10,299	11,354	12,400	1,012	505	123
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.93	$2.03	$1.92	$1.75	$1.78	$1.73	$1.66	$1.46	$1.39	$1.24
Accumulation unit value at end of period	$2.23	$1.93	$2.03	$1.92	$1.75	$1.78	$1.73	$1.66	$1.46	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	6,626	8,189	11,528	14,476	9,588	10,923	13,238	15,227	14,836	15,925
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,004	2,062	2,035	2,138	2,041	2,170	2,008	3,372	2,062	1,102
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.50	$1.46	$1.41	$1.41	$1.35	$1.40	$1.31	$1.24	$1.16
Accumulation unit value at end of period	$1.61	$1.49	$1.50	$1.46	$1.41	$1.41	$1.35	$1.40	$1.31	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16,402	17,887	21,800	26,284	28,325	32,493	40,444	59,211	58,892	63,231
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.51	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	447	448	455	353	447	341	409	310	401	75
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.21	$2.32	$1.83	$1.83	$1.69	$1.49	$1.16	$0.97	$1.01	$0.87
Accumulation unit value at end of period	$2.97	$2.21	$2.32	$1.83	$1.83	$1.69	$1.49	$1.16	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,844	3,620	3,886	4,533	5,679	4,117	4,264	3,914	3,901	4,320
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.24	$2.38	$1.98	$1.79	$1.79	$1.59	$1.22	$1.06	$1.06	$0.93
Accumulation unit value at end of period	$2.91	$2.24	$2.38	$1.98	$1.79	$1.79	$1.59	$1.22	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7,384	8,176	9,223	9,370	9,639	9,122	8,860	7,379	6,657	6,003
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,233	2,649	2,259	2,550	1,798	1,066	633	469	457	299
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	641	691	1,236	1,677	1,048	459	82	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	$1.00
Accumulation unit value at end of period	$2.63	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	261	252	217	241	374	173	194	153	91	12
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.06	$2.18	$1.79	$1.77	$1.69	$1.59	$1.22	$1.11	$1.32	$1.05
Accumulation unit value at end of period	$2.75	$2.06	$2.18	$1.79	$1.77	$1.69	$1.59	$1.22	$1.11	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	1,501	1,857	1,988	2,417	3,034	2,711	3,047	3,034	3,411	3,871
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	$1.00
Accumulation unit value at end of period	$1.65	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	506	503	772	906	1,106	322	465	356	349	138
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.51	$1.20	$1.29	$1.24	$1.36	$1.12	$0.96	$1.11	$0.98
Accumulation unit value at end of period	$1.55	$1.25	$1.51	$1.20	$1.29	$1.24	$1.36	$1.12	$0.96	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4,062	4,799	5,677	6,976	3,637	3,110	3,326	3,480	3,977	4,182
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$3.01	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	310	345	398	260	203	282	230	181	197	23

30	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$2.39	$1.99	$1.68	$1.78	$1.61	$1.18	$1.00	$1.03	$0.86
Accumulation unit value at end of period	$2.60	$2.08	$2.39	$1.99	$1.68	$1.78	$1.61	$1.18	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,772	2,070	2,214	2,453	2,766	3,500	3,252	2,101	2,007	1,680
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.71	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	375	426	436	409	347	390	394	216	222	75
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.84	$2.14	$1.91	$1.69	$1.79	$1.61	$1.18	$1.00	$1.11	$0.91
Accumulation unit value at end of period	$2.40	$1.84	$2.14	$1.91	$1.69	$1.79	$1.61	$1.18	$1.00	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4,377	5,454	6,900	8,639	9,959	11,070	11,990	12,608	14,876	17,892
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.51	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	79	87	82	109	133	109	119	66	67	17
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.89	$2.18	$1.96	$1.74	$1.81	$1.72	$1.17	$1.00	$1.11	$0.88
Accumulation unit value at end of period	$2.20	$1.89	$2.18	$1.96	$1.74	$1.81	$1.72	$1.17	$1.00	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	971	1,271	1,495	1,665	1,939	1,995	2,065	1,803	2,236	1,954
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.27	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	2,282	2,231	2,157	1,948	1,502	1,617	1,677	1,807	1,305	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.32	$2.12	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	$1.00
Accumulation unit value at end of period	$2.40	$1.97	$2.32	$2.12	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	334	369	350	398	628	868	884	817	665	199
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	275	269	285	341	332	216	191	369	466	271
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.20	$1.17	$1.15	$1.15	$1.09	$1.13	$1.12	$1.11	$1.09
Accumulation unit value at end of period	$1.28	$1.21	$1.20	$1.17	$1.15	$1.15	$1.09	$1.13	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,845	4,986	6,360	8,281	8,651	10,291	12,118	20,952	18,934	22,090
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.48	$0.54	$0.54	$0.49	$0.66	$0.80	$0.90	$0.92	$1.07	$0.92
Accumulation unit value at end of period	$0.50	$0.48	$0.54	$0.54	$0.49	$0.66	$0.80	$0.90	$0.92	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,057	3,643	4,462	5,386	6,148	6,616	7,283	8,763	10,196	8,793
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	$1.00
Accumulation unit value at end of period	$1.25	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	567	637	433	454	505	553	637	795	363	370
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	290	327	301	298	280	213	234	145	82	9
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.99	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	$0.99	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	781	1,105	1,525	2,287	1,843	1,113	700	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	420	435	448	465	373	403	517	1,263	1,140	163
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.45	$1.35	$1.38	$1.29	$1.37	$1.31	$1.20	$1.16
Accumulation unit value at end of period	$1.56	$1.46	$1.48	$1.45	$1.35	$1.38	$1.29	$1.37	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,516	6,958	7,254	8,489	9,613	10,923	13,180	18,165	18,865	19,071

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	790	953	981	900	1,134	1,228	1,088	1,065	707	214
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	582	496	711	621	1,114	752	640	350	453	143
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	784	872	870	571	362	323	217	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.35	$1.40	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,598	17,572	20,758	24,812	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.64	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	125	265	258	263	430	260	209	218	92	64
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	$1.00
Accumulation unit value at end of period	$3.41	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	93	119	122	137	152	168	170	128	140	11
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.84	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	498	436	545	450	350	357	403	284	147	87
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	$1.00
Accumulation unit value at end of period	$3.31	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	281	255	216	213	443	208	263	261	175	52
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.48	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	230	294	229	273	286	360	379	366	213	15
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	597	570	521	461	451	466	508	824	320	184
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$3.02	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	778	821	897	1,126	815	689	669	752	563	230
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.33	$2.62	$2.28	$1.91	$1.92	$1.73	$1.28	$1.11	$1.19	$0.99
Accumulation unit value at end of period	$2.96	$2.33	$2.62	$2.28	$1.91	$1.92	$1.73	$1.28	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,853	2,024	2,186	2,098	1,808	1,524	1,483	1,530	1,610	922
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,081	1,319	1,560	2,597	1,944	613	203	218	67	39
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$3.06	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	282	256	308	333	329	313	302	295	206	67
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	594	631	649	651	859	722	598	408	382	65
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,118	1,417	1,741	2,154	2,399	2,598	2,058	633	—	—

32	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.36	$1.26	$1.29	$1.29	$1.25	$1.18	$1.16	$1.07
Accumulation unit value at end of period	$1.47	$1.39	$1.40	$1.36	$1.26	$1.29	$1.29	$1.25	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9,862	12,902	14,034	17,791	20,460	24,303	31,136	23,093	23,748	23,794
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.14	$2.31	$1.92	$1.80	$1.80	$1.63	$1.25	$1.09	$1.13	$0.97
Accumulation unit value at end of period	$2.79	$2.14	$2.31	$1.92	$1.80	$1.80	$1.63	$1.25	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	18,025	22,133	26,837	32,270	37,806	40,726	43,929	46,775	50,040	52,513
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.05	$2.43	$2.03	$1.83	$1.88	$1.79	$1.33	$1.17	$1.32	$1.04
Accumulation unit value at end of period	$2.51	$2.05	$2.43	$2.03	$1.83	$1.88	$1.79	$1.33	$1.17	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	14,537	17,325	20,026	23,677	27,594	31,163	34,636	36,939	41,822	44,384
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.49	$1.16	$1.23	$1.20	$1.32	$1.03	$0.86	$1.05	$0.94
Accumulation unit value at end of period	$1.59	$1.26	$1.49	$1.16	$1.23	$1.20	$1.32	$1.03	$0.86	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,559	4,150	4,954	6,015	7,239	7,187	7,439	7,248	8,862	9,733
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,445	9,152	9,216	7,369	5,619	3,661	1,039	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.05	$1.05	$1.06	$0.93	$0.91	$0.72	$0.77	$0.64
Accumulation unit value at end of period	$1.29	$1.06	$1.15	$1.05	$1.05	$1.06	$0.93	$0.91	$0.72	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	5,069	6,072	7,767	9,822	11,058	11,820	12,529	12,218	12,544	12,512
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,707	3,153	3,784	4,129	5,304	6,124	1,815	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.76	$1.64	$1.42	$1.51	$1.42	$1.12	$0.99	$1.01	$0.91
Accumulation unit value at end of period	$1.93	$1.59	$1.76	$1.64	$1.42	$1.51	$1.42	$1.12	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5,927	7,056	8,948	10,419	11,668	13,106	14,378	15,322	16,523	16,807
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.94	$2.24	$2.05	$1.58	$1.73	$1.73	$1.28	$1.09	$1.14	$0.90
Accumulation unit value at end of period	$2.43	$1.94	$2.24	$2.05	$1.58	$1.73	$1.73	$1.28	$1.09	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,461	4,930	5,941	7,549	8,036	9,848	10,846	11,090	12,614	12,529
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.87	$0.95	$0.91	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	368	242	226	287	109	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83
Accumulation unit value at end of period	$2.63	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	3,136	3,858	3,858	4,776	5,664	5,882	5,863	5,828	6,322	6,259
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$2.19	$1.62	$1.64	$1.60	$1.58	$1.25	$1.04	$1.15	$1.00
Accumulation unit value at end of period	$2.46	$1.88	$2.19	$1.62	$1.64	$1.60	$1.58	$1.25	$1.04	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5,603	6,166	6,325	6,917	8,125	7,665	7,968	8,142	8,569	8,021
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.60	$1.52	$1.45	$1.49	$1.47	$1.49	$1.33	$1.33	$1.17
Accumulation unit value at end of period	$1.66	$1.52	$1.60	$1.52	$1.45	$1.49	$1.47	$1.49	$1.33	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	14,493	17,881	23,133	28,412	33,509	38,596	47,078	57,221	60,624	65,085
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.99	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$0.99	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,224	1,443	1,681	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$2.35	$2.08	$1.78	$1.91	$1.73	$1.24	$1.06	$1.10	$0.90
Accumulation unit value at end of period	$2.60	$2.08	$2.35	$2.08	$1.78	$1.91	$1.73	$1.24	$1.06	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,124	3,840	4,649	5,030	6,004	6,045	6,265	6,322	6,884	7,403
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.45	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,308	1,570	1,630	1,935	2,177	2,319	2,290	2,217	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	33

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,960	2,413	2,867	3,207	2,204	1,391	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.86	$2.14	$1.84	$1.58	$1.70	$1.57	$1.17	$0.99	$1.02	$0.89
Accumulation unit value at end of period	$2.30	$1.86	$2.14	$1.84	$1.58	$1.70	$1.57	$1.17	$0.99	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,254	5,096	6,032	7,587	9,121	10,501	11,838	13,184	14,753	16,418
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.17	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	2,657	3,404	4,926	5,878	4,464	4,444	4,691	3,837	3,425	—
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.30	$2.31	$2.01	$2.30	$2.25	$1.90	$1.37	$1.15	$1.11	$1.07
Accumulation unit value at end of period	$3.02	$2.30	$2.31	$2.01	$2.30	$2.25	$1.90	$1.37	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,692	3,428	4,061	4,984	6,091	5,017	4,342	3,559	3,626	3,184
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.76	$1.45	$1.47	$1.52	$1.53	$1.30	$1.14	$1.24	$1.11
Accumulation unit value at end of period	$1.88	$1.48	$1.76	$1.45	$1.47	$1.52	$1.53	$1.30	$1.14	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4,145	5,205	6,851	8,140	9,472	9,619	9,422	10,018	10,765	11,342
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.60	$1.71	$1.41	$1.42	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.12	$1.60	$1.71	$1.41	$1.42	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,088	1,299	1,514	1,713	2,127	1,767	1,745	1,716	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	878	1,111	1,341	2,088	3,692	4,610	2,674	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,738	1,586	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,521	3,736	5,557	6,418	5,433	2,045	776	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85
Accumulation unit value at end of period	$2.58	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3,372	3,986	4,884	6,257	7,268	7,532	9,620	11,784	13,258	15,295
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	820	980	993	1,287	2,469	2,372	370	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.30	$1.30	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.30	$1.30	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,604	2,757	3,247	4,040	4,372	—	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.39	$2.39	$2.11	$1.91	$2.26	$2.03	$1.70	$1.52	$1.44	$1.28
Accumulation unit value at end of period	$2.96	$2.39	$2.39	$2.11	$1.91	$2.26	$2.03	$1.70	$1.52	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	6,778	8,164	10,276	12,615	14,038	16,754	16,808	17,920	17,962	16,579
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.45	$2.24	$1.63	$1.80	$1.93	$1.91	$1.40	$1.31	$1.42	$1.08
Accumulation unit value at end of period	$3.40	$2.45	$2.24	$1.63	$1.80	$1.93	$1.91	$1.40	$1.31	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	2,247	2,280	2,138	2,826	3,442	4,069	4,661	5,355	6,756	6,158
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.57	$1.44	$1.41	$1.44	$1.28	$1.26	$0.98	$1.09	$0.90
Accumulation unit value at end of period	$1.67	$1.43	$1.57	$1.44	$1.41	$1.44	$1.28	$1.26	$0.98	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,678	3,340	4,357	5,495	5,997	6,770	7,323	7,544	8,256	8,650

34	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.45	$1.16	$1.19	$1.18	$1.23	$1.05	$0.90	$1.03	$0.85
Accumulation unit value at end of period	$1.51	$1.20	$1.45	$1.16	$1.19	$1.18	$1.23	$1.05	$0.90	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,336	1,782	2,059	2,346	2,611	2,766	3,017	3,459	3,961	4,163
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$2.27	$1.94	$1.78	$1.81	$1.66	$1.22	$1.11	$1.15	$0.95
Accumulation unit value at end of period	$2.64	$2.12	$2.27	$1.94	$1.78	$1.81	$1.66	$1.22	$1.11	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	872	971	1,149	1,427	1,526	1,573	1,512	1,214	1,392	1,455
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.89	$0.97	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507	643	182	193	204	30	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.48	$1.32	$1.47	$1.47	$1.48	$1.30	$1.29	$1.15
Accumulation unit value at end of period	$1.73	$1.56	$1.66	$1.48	$1.32	$1.47	$1.47	$1.48	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4,942	6,061	7,312	8,757	10,503	14,089	18,682	23,468	20,990	18,465
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	103	109	117	130	188	286	246	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,855	1,838	1,918	1,331	1,028	909	661	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,426	4,068	4,566	4,819	5,032	4,285	1,816	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,209	1,636	1,937	2,391	2,036	1,692	1,001	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.03	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	192,399	225,786	244,681	269,584	294,272	295,390	319,087	288,564	249,264	79,955
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.03	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	134,036	166,936	207,557	272,799	315,909	351,169	528,534	569,607	673,876	709,794
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.80	$1.38	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.89	$1.47	$1.80	$1.38	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,071	1,306	1,465	1,120	1,130	1,388	1,114	1,025	924	276
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	77,610	64,098	75,380	86,023	79,356	86,974	111,142	179,383	124,664	37,862
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	120,416	134,773	165,113	209,710	201,988	230,224	337,162	632,917	517,244	407,564
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,793	6,435	670	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,706	5,881	1,188	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,942	24,241	35,598	43,773	24,171	12,021	5,181	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	35

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68,473	68,517	86,814	113,542	81,580	78,409	21,256	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	911,713	1,084,786	1,220,902	1,345,925	1,475,624	1,431,347	446,881	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	652,652	746,660	843,569	932,397	993,340	1,003,801	297,687	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,365,614	1,420,407	1,484,111	1,527,964	1,543,741	1,584,772	1,702,393	1,710,156	1,372,850	543,150
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,977,234	2,287,167	2,616,708	2,967,338	3,241,769	3,477,583	3,816,277	3,811,596	3,866,447	4,048,660
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.86	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	648,973	738,737	814,791	891,544	985,364	1,045,332	1,171,461	1,155,594	1,004,346	382,806
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.87	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	464,381	620,224	775,540	971,845	1,140,429	1,268,064	1,972,689	2,256,097	2,609,307	2,821,858
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	191,966	192,991	212,144	239,388	238,103	258,787	329,279	429,367	310,373	130,486
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	318,907	365,177	446,132	539,604	575,433	665,239	860,888	1,156,617	1,071,873	1,012,023
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	487	499	574	644	614	603	763	894	695	369
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.52	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	179	247	259	286	362	335	343	296	219	138
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91
Accumulation unit value at end of period	$2.21	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,591	3,203	4,321	5,354	6,081	6,597	8,304	9,484	11,367	12,854
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.52	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	96	96	105	122	135	128	166	154	120	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	$1.00
Accumulation unit value at end of period	$2.12	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	143	136	138	149	169	193	234	212	134	73
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$2.06	$1.94	$1.56	$1.73	$1.71	$1.28	$1.14	$1.20	$0.97
Accumulation unit value at end of period	$2.09	$1.76	$2.06	$1.94	$1.56	$1.73	$1.71	$1.28	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,473	2,992	3,476	4,254	4,967	5,542	6,596	7,960	9,513	11,214
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,575	5,404	2,463	488	—	—	—	—	—	—

36	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110,984	79,501	25,271	6,764	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.12	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.12	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52,504	33,609	14,182	3,882	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.74	$2.13	$1.62	$1.65	$1.67	$1.76	$1.45	$1.20	$1.42	$1.15
Accumulation unit value at end of period	$2.24	$1.74	$2.13	$1.62	$1.65	$1.67	$1.76	$1.45	$1.20	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	8,872	10,786	12,339	14,367	16,539	18,169	20,183	21,094	24,125	26,504
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.35	$2.41	$2.03	$1.80	$1.83	$1.76	$1.33	$1.11	$1.16	$0.95
Accumulation unit value at end of period	$3.06	$2.35	$2.41	$2.03	$1.80	$1.83	$1.76	$1.33	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6,422	7,872	9,389	11,577	13,474	15,273	17,494	18,923	21,342	22,943
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.41	$1.14	$1.12	$1.11	$1.18	$0.99	$0.88	$1.02	$0.89
Accumulation unit value at end of period	$1.32	$1.16	$1.41	$1.14	$1.12	$1.11	$1.18	$0.99	$0.88	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,292	3,458	3,946	4,474	5,345	5,063	5,763	7,030	7,768	8,294
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.25	$2.45	$2.05	$1.84	$1.92	$1.75	$1.35	$1.18	$1.26	$1.03
Accumulation unit value at end of period	$2.94	$2.25	$2.45	$2.05	$1.84	$1.92	$1.75	$1.35	$1.18	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,646	2,119	2,789	3,121	3,666	4,010	4,561	4,859	5,638	2,066
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.70	$2.69	$2.15	$2.02	$2.09	$2.15	$1.44	$1.35	$1.43	$1.14
Accumulation unit value at end of period	$3.34	$2.70	$2.69	$2.15	$2.02	$2.09	$2.15	$1.44	$1.35	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	2,690	3,205	3,435	4,468	5,172	5,436	6,304	6,577	7,143	8,077
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	444	355	505	500	537	596	258	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,267	1,985	1,825	1,643	1,676	1,226	791	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07
Accumulation unit value at end of period	$2.08	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	604	661	741	784	981	1,097	1,106	1,313	1,642	2,571
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93
Accumulation unit value at end of period	$2.73	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8,662	9,611	10,497	12,411	15,071	17,244	20,041	23,312	28,840	33,656
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61
Accumulation unit value at end of period	$1.84	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	12,332	14,196	16,581	19,257	22,777	26,270	31,753	38,807	49,799	63,534
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6,613	5,624	4,590	3,072	2,941	1,377	589	267	93	2
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,883	11,708	13,653	13,785	12,552	10,397	3,655	—	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.47	$1.75	$1.35	$1.44	$1.44	$1.54	$1.27	$1.06	$1.21	$1.08
Accumulation unit value at end of period	$1.87	$1.47	$1.75	$1.35	$1.44	$1.44	$1.54	$1.27	$1.06	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,804	2,020	2,391	2,753	3,417	3,797	4,384	5,102	6,878	9,446

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20
Accumulation unit value at end of period	$2.04	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	3,262	3,984	4,566	5,027	5,982	6,783	7,794	8,843	10,596	12,837
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87
Accumulation unit value at end of period	$2.47	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,506	5,384	6,486	6,832	6,055	6,214	6,845	6,830	7,355	8,798
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91
Accumulation unit value at end of period	$3.28	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,517	2,688	2,417	2,436	3,222	3,475	3,871	4,871	5,322	5,909
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$3.06	$3.40	$3.16	$2.64	$2.78	$2.48	$1.90	$1.67	$1.67	$1.49
Accumulation unit value at end of period	$3.85	$3.06	$3.40	$3.16	$2.64	$2.78	$2.48	$1.90	$1.67	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	3,353	3,819	4,511	5,545	6,487	7,623	9,064	10,633	12,699	16,669
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27
Accumulation unit value at end of period	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	16,561	18,256	20,496	22,042	23,479	26,320	29,234	31,529	36,454	41,940
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,379	19,527	20,271	19,437	19,317	15,638	11,699	3,226	—	—
Calvert VP SRI Balanced Portfolio – Class I (5/1/2000)
Accumulation unit value at beginning of period	$1.68	$1.74	$1.57	$1.47	$1.51	$1.39	$1.19	$1.09	$1.05	$0.95
Accumulation unit value at end of period	$2.07	$1.68	$1.74	$1.57	$1.47	$1.51	$1.39	$1.19	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,901	3,039	3,259	3,625	4,176	5,003	5,639	6,095	6,505	8,238
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85
Accumulation unit value at end of period	$2.94	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	836	940	931	1,107	1,358	1,587	1,652	1,133	926	1,019
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.97	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04
Accumulation unit value at end of period	$2.39	$1.97	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	52,172	50,535	51,410	47,474	37,714	33,526	33,040	33,359	39,535	45,791
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,883	2,926	2,321	1,718	1,625	587	150	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,017	16,602	17,049	14,367	9,669	5,364	2,048	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00
Accumulation unit value at end of period	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4,163	3,504	2,796	2,539	2,275	1,150	553	251	40	9
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.75	$1.83	$1.49	$1.39	$1.40	$1.22	$0.92	$0.82	$0.79	$0.68
Accumulation unit value at end of period	$2.16	$1.75	$1.83	$1.49	$1.39	$1.40	$1.22	$0.92	$0.82	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	27,303	30,658	35,737	41,964	51,782	57,394	69,472	84,369	100,737	120,427
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.81	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,430	1,034	885	1,007	1,105	1,051	707	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00
Accumulation unit value at end of period	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9,923	8,812	8,410	7,265	5,599	4,707	3,248	1,392	844	229
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.73	$2.93	$2.59	$2.30	$2.39	$2.20	$1.75	$1.55	$1.65	$1.42
Accumulation unit value at end of period	$3.35	$2.73	$2.93	$2.59	$2.30	$2.39	$2.20	$1.75	$1.55	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	29,737	34,660	41,891	50,434	60,130	73,666	87,069	99,992	126,113	156,962

38	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,583	4,429	4,150	2,851	2,505	2,761	1,137	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12,868	12,286	9,779	5,901	5,314	5,297	3,910	1,839	1,102	414
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.42	$3.12	$2.14	$2.06	$2.29	$2.36	$2.43	$2.03	$2.60	$2.19
Accumulation unit value at end of period	$3.16	$2.42	$3.12	$2.14	$2.06	$2.29	$2.36	$2.43	$2.03	$2.60
Number of accumulation units outstanding at end of period (000 omitted)	6,978	8,092	9,346	10,207	12,958	15,636	18,677	22,279	27,455	33,567
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,693	3,604	3,467	3,187	2,791	2,668	2,699	2,020	1,190	353
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.55	$1.65	$1.58	$1.61	$1.74	$1.74	$1.90	$1.81	$1.74	$1.65
Accumulation unit value at end of period	$1.70	$1.55	$1.65	$1.58	$1.61	$1.74	$1.74	$1.90	$1.81	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	11,756	13,465	16,057	18,973	22,985	28,727	36,258	48,278	56,664	68,524
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19,585	23,211	9,397	9,951	6,571	5,034	5,954	1,172	825	694
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.11	$1.11	$1.11	$1.12	$1.14	$1.15	$1.16	$1.17	$1.18	$1.19
Accumulation unit value at end of period	$1.12	$1.11	$1.11	$1.11	$1.12	$1.14	$1.15	$1.16	$1.17	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	21,564	25,622	24,661	32,195	35,229	39,251	50,331	61,799	82,185	92,405
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11,087	11,600	11,719	9,952	8,478	6,903	4,568	2,838	1,107	225
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.45	$2.57	$2.44	$2.21	$2.25	$2.20	$2.09	$1.82	$1.74	$1.54
Accumulation unit value at end of period	$2.83	$2.45	$2.57	$2.44	$2.21	$2.25	$2.20	$2.09	$1.82	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	17,789	20,685	26,601	31,732	38,674	48,391	55,214	64,192	73,576	89,489
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,333	6,544	6,347	6,040	14,061	15,213	15,891	1,475	587	160
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.03	$2.13	$2.02	$1.84	$1.88	$1.83	$1.76	$1.55	$1.47	$1.31
Accumulation unit value at end of period	$2.34	$2.03	$2.13	$2.02	$1.84	$1.88	$1.83	$1.76	$1.55	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	11,719	13,469	17,897	20,741	17,356	20,662	24,731	32,890	34,819	39,448
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	16,207	12,314	12,012	9,706	7,288	5,718	5,271	6,013	3,544	836
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.85	$1.87	$1.82	$1.75	$1.77	$1.69	$1.75	$1.64	$1.56	$1.45
Accumulation unit value at end of period	$2.00	$1.85	$1.87	$1.82	$1.75	$1.77	$1.69	$1.75	$1.64	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	41,926	43,497	53,881	61,794	71,097	85,500	107,141	156,667	174,738	214,494
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6,082	5,803	4,866	4,306	3,556	1,650	1,074	553	92	23
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.39	$1.46	$1.15	$1.15	$1.06	$0.94	$0.73	$0.61	$0.64	$0.55
Accumulation unit value at end of period	$1.86	$1.39	$1.46	$1.15	$1.15	$1.06	$0.94	$0.73	$0.61	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	18,555	21,823	25,535	29,899	37,899	37,413	44,063	51,318	60,544	72,817
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.91	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80
Accumulation unit value at end of period	$2.48	$1.91	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	61,001	54,565	48,132	42,843	40,321	37,322	38,404	40,265	46,053	55,090

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13,422	12,393	9,957	8,639	4,608	3,837	2,142	1,603	889	432
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,907	4,086	4,794	5,110	3,685	1,824	428	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00
Accumulation unit value at end of period	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	3,093	2,784	2,228	1,875	1,603	682	384	92	91	19
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20
Accumulation unit value at end of period	$3.11	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	4,466	5,328	6,234	7,139	8,696	9,107	10,976	13,009	16,901	21,606
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5,765	5,332	5,023	4,155	3,028	1,445	889	446	166	44
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.16	$1.41	$1.12	$1.20	$1.15	$1.27	$1.05	$0.90	$1.04	$0.92
Accumulation unit value at end of period	$1.44	$1.16	$1.41	$1.12	$1.20	$1.15	$1.27	$1.05	$0.90	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7,589	9,010	10,995	13,602	11,586	12,233	14,336	16,902	21,875	27,645
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,605	4,415	3,070	2,409	1,990	1,473	533	91	52	32
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.35	$2.71	$2.26	$1.91	$2.03	$1.84	$1.35	$1.15	$1.18	$0.99
Accumulation unit value at end of period	$2.95	$2.35	$2.71	$2.26	$1.91	$2.03	$1.84	$1.35	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,556	3,810	4,049	4,185	5,339	7,377	6,539	4,932	6,465	6,063
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4,286	4,070	3,662	3,283	2,637	2,007	1,383	354	215	50
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13
Accumulation unit value at end of period	$2.94	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	3,280	4,038	5,079	6,115	7,691	9,450	10,346	11,045	14,817	19,331
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,791	1,945	1,625	1,524	1,310	964	564	193	81	47
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.97	$3.43	$3.09	$2.74	$2.85	$2.72	$1.85	$1.59	$1.75	$1.39
Accumulation unit value at end of period	$3.45	$2.97	$3.43	$3.09	$2.74	$2.85	$2.72	$1.85	$1.59	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	2,790	3,262	3,805	4,631	5,623	6,640	7,407	8,170	10,076	12,744
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	20,576	16,609	15,211	10,308	6,562	4,404	3,947	3,269	1,394	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.30	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.38	$1.96	$2.30	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,574	2,554	2,622	2,271	2,230	2,463	1,833	836	553	149
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3,890	3,382	3,466	3,503	2,879	2,039	1,116	1,594	1,177	498
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.39	$1.37	$1.36	$1.30	$1.34	$1.33	$1.33	$1.30
Accumulation unit value at end of period	$1.51	$1.43	$1.42	$1.39	$1.37	$1.36	$1.30	$1.34	$1.33	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	13,503	15,040	18,959	22,623	25,128	29,517	37,054	52,934	61,501	78,228

40	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88
Accumulation unit value at end of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5,845	7,020	8,451	10,055	12,146	14,175	17,008	21,622	25,966	26,305
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5,661	3,657	3,618	3,321	2,338	2,028	1,882	1,851	479	120
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,845	1,730	1,736	1,619	1,813	987	635	123	59	6
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.98	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.90	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,425	4,705	5,862	5,952	5,051	2,342	1,428	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,017	4,610	3,836	2,688	1,994	1,633	1,568	1,542	739	310
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.46	$1.36	$1.39	$1.30	$1.38	$1.32	$1.21	$1.18
Accumulation unit value at end of period	$1.56	$1.46	$1.48	$1.46	$1.36	$1.39	$1.30	$1.38	$1.32	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12,057	13,837	16,465	18,278	22,151	26,715	33,722	48,160	54,821	63,669
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,255	4,946	5,029	4,541	3,923	2,953	2,042	906	442	140
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6,382	5,672	4,438	3,209	3,315	1,719	1,071	459	359	89
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,652	6,698	4,862	1,660	931	646	90	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.35	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,572	17,158	20,856	24,225	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,785	3,496	2,839	1,651	853	660	432	162	101	15
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00
Accumulation unit value at end of period	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,354	1,344	1,100	1,022	761	406	298	177	51	6
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8,520	7,357	6,873	4,997	3,384	2,363	1,292	425	287	33
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00
Accumulation unit value at end of period	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,750	1,440	1,068	1,056	1,232	860	771	700	442	57
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,615	3,132	2,268	1,596	1,375	1,418	1,032	618	230	26
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3,939	2,628	2,428	2,176	1,011	575	549	756	268	35

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5,975	5,746	4,921	3,322	1,963	1,157	857	588	340	45
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.68	$3.00	$2.62	$2.19	$2.21	$1.99	$1.48	$1.28	$1.38	$1.14
Accumulation unit value at end of period	$3.39	$2.68	$3.00	$2.62	$2.19	$2.21	$1.99	$1.48	$1.28	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	2,810	2,851	2,586	2,352	1,888	1,747	2,014	2,101	2,436	2,760
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	10,306	9,648	6,939	5,700	2,506	1,014	613	308	172	74
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3,037	2,949	2,817	2,339	2,001	1,080	663	328	156	46
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8,505	8,887	7,807	5,794	5,380	2,748	1,496	533	369	28
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,619	4,853	6,013	6,466	7,133	7,736	6,629	2,284	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07
Accumulation unit value at end of period	$1.45	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	19,358	27,483	27,273	32,151	38,705	50,073	65,553	50,815	55,759	56,862
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91
Accumulation unit value at end of period	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	48,944	50,290	52,141	55,327	63,576	70,307	76,647	84,137	102,175	120,336
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$2.05	$2.28	$1.97	$1.71	$1.77	$1.62	$1.23	$1.05	$1.04	$0.91
Accumulation unit value at end of period	$2.64	$2.05	$2.28	$1.97	$1.71	$1.77	$1.62	$1.23	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,073	6,697	8,069	9,445	11,131	13,602	16,171	19,404	23,702	32,463
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$2.85	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	10,441	12,279	14,832	17,454	20,243	23,702	28,446	32,761	38,733	47,072
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$5.88	$6.95	$5.82	$5.24	$5.37	$5.10	$3.79	$3.33	$3.77	$2.95
Accumulation unit value at end of period	$7.18	$5.88	$6.95	$5.82	$5.24	$5.37	$5.10	$3.79	$3.33	$3.77
Number of accumulation units outstanding at end of period (000 omitted)	3,964	4,649	5,338	6,198	7,300	8,686	10,285	12,401	16,339	22,725
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93
Accumulation unit value at end of period	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	20,850	22,801	24,758	27,539	31,976	37,014	43,257	50,560	63,182	76,313
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.45	$1.71	$1.33	$1.42	$1.38	$1.52	$1.18	$0.98	$1.20	$1.07
Accumulation unit value at end of period	$1.83	$1.45	$1.71	$1.33	$1.42	$1.38	$1.52	$1.18	$0.98	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,491	2,734	3,342	3,648	4,437	4,851	5,705	7,128	9,288	14,044
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31
Accumulation unit value at end of period	$2.19	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	6,063	7,036	7,808	8,651	10,509	11,977	14,012	16,360	20,346	24,715
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43,673	35,920	30,762	19,832	14,724	10,509	2,729	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$2.74	$2.97	$2.72	$2.73	$2.74	$2.40	$2.37	$1.88	$2.01	$1.68
Accumulation unit value at end of period	$3.33	$2.74	$2.97	$2.72	$2.73	$2.74	$2.40	$2.37	$1.88	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	6,800	7,625	9,228	11,174	13,307	15,352	17,380	18,941	21,820	25,510

42	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,784	12,559	12,704	11,610	11,688	12,796	4,629	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19
Accumulation unit value at end of period	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	9,951	10,663	12,378	13,740	15,352	17,372	20,113	22,778	27,767	33,994
Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$4.24	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98
Accumulation unit value at end of period	$5.30	$4.24	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52
Number of accumulation units outstanding at end of period (000 omitted)	7,253	7,430	7,861	8,759	9,355	11,090	12,772	14,443	18,246	22,799
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.36	$4.92	$4.47	$3.97	$4.41	$3.92	$2.98	$2.54	$2.74	$2.21
Accumulation unit value at end of period	$5.68	$4.36	$4.92	$4.47	$3.97	$4.41	$3.92	$2.98	$2.54	$2.74
Number of accumulation units outstanding at end of period (000 omitted)	7,380	8,509	10,084	12,162	15,170	18,356	22,012	26,253	33,368	41,459
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,877	2,517	1,992	1,788	1,401	382	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$3.21	$3.55	$3.21	$2.63	$2.71	$2.56	$1.90	$1.70	$1.71	$1.32
Accumulation unit value at end of period	$3.97	$3.21	$3.55	$3.21	$2.63	$2.71	$2.56	$1.90	$1.70	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	583	598	705	819	974	1,131	1,370	1,617	2,042	3,152
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.13	$2.29	$1.86	$1.70	$1.71	$1.49	$1.09	$0.96	$0.93	$0.84
Accumulation unit value at end of period	$2.64	$2.13	$2.29	$1.86	$1.70	$1.71	$1.49	$1.09	$0.96	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	12,764	14,541	16,623	19,473	23,888	27,852	32,151	38,124	45,869	57,775
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.42	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30
Accumulation unit value at end of period	$3.15	$2.42	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	12,511	12,618	12,158	11,402	12,573	12,255	13,330	14,055	16,697	18,638
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.59	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24
Accumulation unit value at end of period	$1.74	$1.59	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	34,746	39,910	48,596	56,033	71,089	87,326	106,841	136,644	159,925	193,872
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.65	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16
Accumulation unit value at end of period	$3.31	$2.65	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	8,376	8,961	8,737	8,661	9,200	8,752	8,651	8,534	9,937	12,889
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.48	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,875	2,100	2,454	2,871	3,396	4,080	4,650	5,741	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,195	6,126	7,321	8,453	10,774	12,892	17,219	21,813	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,564	9,892	10,957	10,172	8,537	7,340	4,139	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.20	$2.54	$2.18	$1.88	$2.03	$1.87	$1.39	$1.18	$1.22	$1.07
Accumulation unit value at end of period	$2.73	$2.20	$2.54	$2.18	$1.88	$2.03	$1.87	$1.39	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9,144	10,824	13,154	16,100	20,412	24,290	30,112	35,922	43,939	51,081
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.19	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	3,628	4,043	5,566	6,426	5,126	5,516	5,509	4,566	4,289	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01
Accumulation unit value at end of period	$2.81	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,647	3,002	3,667	4,546	6,813	5,708	5,335	4,583	4,633	4,675

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	43

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23
Accumulation unit value at end of period	$2.08	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	7,359	8,808	11,096	13,294	15,354	15,999	15,539	17,045	20,480	24,477
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.14	$1.61	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,431	3,957	4,573	5,130	4,277	4,465	5,337	6,385	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.41	$1.41	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.10	$1.59	$1.70	$1.41	$1.41	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	844	965	1,057	1,250	3,527	3,767	4,529	5,179	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72
Accumulation unit value at end of period	$2.27	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	2,901	3,299	3,600	4,250	5,647	6,136	7,262	8,097	9,279	10,745
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,463	3,665	3,818	5,182	7,482	8,642	5,339	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,349	9,865	—	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.65	$1.67	$1.33	$1.20	$1.16	$1.05	$0.80	$0.69	$0.71	$0.57
Accumulation unit value at end of period	$2.20	$1.65	$1.67	$1.33	$1.20	$1.16	$1.05	$0.80	$0.69	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	2,723	3,120	3,318	3,479	3,910	4,202	4,877	5,538	6,760	9,504
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,524	14,892	16,421	16,815	12,008	5,319	1,772	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.41	$1.41	$0.98	$0.87	$0.84	$0.78	$0.58	$0.49	$0.54	$0.44
Accumulation unit value at end of period	$2.02	$1.41	$1.41	$0.98	$0.87	$0.84	$0.78	$0.58	$0.49	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	4,796	5,213	5,998	6,645	7,403	7,502	8,912	10,178	12,352	16,131
Janus Henderson VIT Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.18	$1.40	$1.08	$1.17	$1.29	$1.49	$1.31	$1.17	$1.75	$1.41
Accumulation unit value at end of period	$1.48	$1.18	$1.40	$1.08	$1.17	$1.29	$1.49	$1.31	$1.17	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	5,720	6,534	7,624	8,888	10,549	12,453	15,967	20,796	28,873	39,710
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85
Accumulation unit value at end of period	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5,029	5,388	5,586	6,279	7,362	7,359	9,102	10,929	13,639	18,753
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,889	3,646	2,938	2,834	3,086	2,470	1,416	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,662	11,070	12,864	15,670	18,780	—	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$2.24	$2.30	$1.84	$1.71	$1.76	$1.92	$1.37	$1.15	$1.29	$0.96
Accumulation unit value at end of period	$3.13	$2.24	$2.30	$1.84	$1.71	$1.76	$1.92	$1.37	$1.15	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4,130	4,380	5,070	5,967	7,470	9,073	12,730	14,561	18,476	17,906
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80
Accumulation unit value at end of period	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	11,400	11,893	13,841	15,339	17,604	21,703	22,161	24,763	28,483	30,235

44	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98
Accumulation unit value at end of period	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5,148	4,517	3,608	3,758	4,823	5,706	6,523	7,547	11,091	11,306
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86
Accumulation unit value at end of period	$1.57	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,675	4,443	5,766	7,037	8,633	9,869	11,018	11,521	13,857	16,073
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75
Accumulation unit value at end of period	$1.33	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,670	2,137	2,678	2,865	3,296	3,552	3,805	3,744	4,654	5,093
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00
Accumulation unit value at end of period	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,641	1,500	1,194	663	545	484	362	191	137	12
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,329	1,181	1,066	1,043	1,028	390	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12
Accumulation unit value at end of period	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11,304	12,577	14,975	16,963	21,291	30,891	40,275	51,223	49,462	49,921
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,190	1,143	1,023	938	1,206	1,023	1,373	1,076	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,655	10,862	8,970	5,911	4,281	3,259	2,683	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11
Accumulation unit value at end of period	$3.23	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,216	2,712	3,160	3,689	4,933	4,272	4,170	4,303	5,005	5,824
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19
Accumulation unit value at end of period	$1.80	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,169	2,654	3,226	3,660	4,323	4,355	4,853	5,772	7,324	8,590
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.32	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,726	4,052	4,245	4,766	5,636	6,247	6,713	7,461	9,245	11,503
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$3.96	$4.40	$4.22	$3.56	$4.11	$4.30	$3.59	$3.37	$3.87	$3.00
Accumulation unit value at end of period	$4.69	$3.96	$4.40	$4.22	$3.56	$4.11	$4.30	$3.59	$3.37	$3.87
Number of accumulation units outstanding at end of period (000 omitted)	1,035	1,215	1,438	1,765	2,098	2,559	3,219	4,108	5,376	7,434
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,203	12,794	12,265	9,937	10,469	9,367	5,007	—	—	—
Third Avenue Value Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$2.99	$3.79	$3.37	$3.03	$3.35	$3.24	$2.75	$2.18	$2.80	$2.48
Accumulation unit value at end of period	$3.33	$2.99	$3.79	$3.37	$3.03	$3.35	$3.24	$2.75	$2.18	$2.80
Number of accumulation units outstanding at end of period (000 omitted)	1,355	1,631	1,984	2,257	2,720	3,329	4,084	4,999	6,239	8,717
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,480	3,448	3,826	3,808	2,337	1,658	856	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	130,387	152,982	169,477	176,564	194,758	199,324	205,762	177,549	153,074	45,018

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	45

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.01	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21,751	25,064	31,478	37,085	47,381	54,255	80,004	87,969	109,521	123,203
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.79	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.87	$1.46	$1.79	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	8,331	8,224	6,492	4,924	4,306	3,874	2,717	1,263	833	244
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	91,936	78,912	91,597	101,651	94,924	100,672	134,759	211,589	152,207	39,107
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	27,564	31,020	39,141	50,251	56,974	65,491	91,676	146,041	137,636	129,583
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108,282	62,630	10,418	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98,291	46,893	4,550	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239,126	190,637	196,362	173,746	84,219	47,213	23,356	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	589,254	551,934	559,214	545,537	342,067	214,158	98,193	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,413,827	4,142,751	3,565,618	3,079,934	2,461,500	1,530,962	541,712	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,604,543	5,611,465	5,348,661	5,069,930	4,166,843	3,245,376	2,279,309	956,051	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,213,328	1,174,752	1,240,606	1,265,648	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629	372,331
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	252,813	294,255	352,246	428,255	534,847	628,237	704,894	756,580	839,441	951,448
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	472,312	543,398	606,530	641,719	690,999	712,898	755,350	671,792	586,675	199,756
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.85	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	100,907	122,007	143,369	171,087	217,245	254,402	336,824	380,336	451,744	514,222
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	253,836	242,612	272,779	289,627	299,356	321,778	370,454	457,930	335,257	125,196
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	74,013	82,017	99,579	122,688	154,486	187,724	235,162	314,235	323,133	335,424

46	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3,834	2,778	2,599	2,406	1,400	742	762	1,027	678	437
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,318	1,350	1,336	1,169	1,232	773	655	445	380	103
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88
Accumulation unit value at end of period	$2.11	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2,060	2,573	3,150	3,677	4,538	5,373	6,310	7,221	9,394	12,490
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,617	1,432	1,098	976	1,055	765	536	295	193	10
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,701	1,667	1,509	1,159	976	838	748	447	224	132
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63
Accumulation unit value at end of period	$3.47	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	4,688	5,226	6,360	7,636	9,211	11,003	13,581	16,925	21,324	26,229
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121,321	76,924	46,011	5,179	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,413,115	921,056	515,181	92,936	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	871,453	630,876	379,986	48,868	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.10	$3.81	$2.89	$2.96	$2.98	$3.15	$2.60	$2.16	$2.55	$2.06
Accumulation unit value at end of period	$3.99	$3.10	$3.81	$2.89	$2.96	$2.98	$3.15	$2.60	$2.16	$2.55
Number of accumulation units outstanding at end of period (000 omitted)	11,097	13,040	14,860	16,879	20,631	23,709	27,965	32,328	41,066	50,298
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$4.01	$4.10	$3.47	$3.08	$3.13	$3.01	$2.27	$1.91	$2.00	$1.64
Accumulation unit value at end of period	$5.20	$4.01	$4.10	$3.47	$3.08	$3.13	$3.01	$2.27	$1.91	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	13,076	15,269	17,899	20,983	25,786	30,286	36,897	43,824	54,608	67,604
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08
Accumulation unit value at end of period	$2.71	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,960	3,272	3,758	4,428	4,780	5,281	6,211	7,204	8,819	11,303
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.55	$1.90	$1.54	$1.50	$1.49	$1.59	$1.34	$1.20	$1.39	$1.20
Accumulation unit value at end of period	$1.78	$1.55	$1.90	$1.54	$1.50	$1.49	$1.59	$1.34	$1.20	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	4,957	5,463	5,939	5,786	7,081	6,905	7,648	9,560	12,050	15,532
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24
Accumulation unit value at end of period	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	3,890	4,410	5,087	5,903	6,749	7,586	9,027	10,721	13,842	9,802
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16
Accumulation unit value at end of period	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	7,614	7,939	7,126	7,160	7,984	7,461	8,750	10,201	12,890	18,266
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,661	3,597	3,339	2,430	2,464	1,908	770	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	47

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	30	42	60	110	93	70	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06
Accumulation unit value at end of period	$2.07	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	104	102	91	93	138	144	201	280	378	500
AB VPS Growth and Income Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$2.41	$2.58	$2.20	$2.00	$1.99	$1.84	$1.38	$1.19	$1.13	$1.01
Accumulation unit value at end of period	$2.95	$2.41	$2.58	$2.20	$2.00	$1.99	$1.84	$1.38	$1.19	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,731	1,872	2,021	2,430	2,900	3,035	3,346	3,991	4,844	5,815
AB VPS International Value Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.64	$2.15	$1.74	$1.77	$1.75	$1.89	$1.55	$1.37	$1.72	$1.67
Accumulation unit value at end of period	$1.90	$1.64	$2.15	$1.74	$1.77	$1.75	$1.89	$1.55	$1.37	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	3,837	4,214	4,387	4,954	5,517	6,013	6,771	8,028	9,932	12,904
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,044	1,404	1,690	2,003	2,100	1,590	374	—	—	—
American Century VP International, Class II (2/13/2002)
Accumulation unit value at beginning of period	$1.85	$2.20	$1.70	$1.82	$1.83	$1.95	$1.61	$1.35	$1.55	$1.38
Accumulation unit value at end of period	$2.34	$1.85	$2.20	$1.70	$1.82	$1.83	$1.95	$1.61	$1.35	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,338	1,347	1,459	1,716	1,844	2,059	2,211	2,794	3,276
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87
Accumulation unit value at end of period	$2.45	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,082	1,348	1,362	1,219	1,088	1,099	1,161	1,069	1,093	1,356
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91
Accumulation unit value at end of period	$3.26	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	806	824	817	937	1,011	1,050	1,137	1,320	1,442	1,610
American Century VP Value, Class II (2/13/2002)
Accumulation unit value at beginning of period	$2.53	$2.82	$2.62	$2.20	$2.32	$2.07	$1.59	$1.40	$1.41	$1.26
Accumulation unit value at end of period	$3.18	$2.53	$2.82	$2.62	$2.20	$2.32	$2.07	$1.59	$1.40	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	2,865	3,249	3,783	4,384	5,033	5,533	6,277	7,263	8,740	9,687
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,836	2,256	2,405	2,321	3,110	2,874	1,890	446	—	—
Calvert VP SRI Balanced Portfolio – Class I (2/13/2002)
Accumulation unit value at beginning of period	$1.90	$1.97	$1.78	$1.66	$1.72	$1.58	$1.35	$1.24	$1.20	$1.08
Accumulation unit value at end of period	$2.34	$1.90	$1.97	$1.78	$1.66	$1.72	$1.58	$1.35	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	862	885	905	1,073	1,304	1,369	1,365	1,338	1,430	1,553
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84
Accumulation unit value at end of period	$2.92	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	326	317	221	232	280	339	361	311	307	364
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.18	$2.34	$2.07	$1.96	$1.95	$1.79	$1.48	$1.31	$1.29	$1.16
Accumulation unit value at end of period	$2.65	$2.18	$2.34	$2.07	$1.96	$1.95	$1.79	$1.48	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6,406	6,668	8,064	8,286	6,576	5,789	4,776	4,618	5,115	6,232
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	241	176	110	115	29	22	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,267	1,626	1,919	1,534	1,040	404	217	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.22	$2.33	$1.89	$1.77	$1.77	$1.55	$1.17	$1.04	$1.00	$0.86
Accumulation unit value at end of period	$2.73	$2.22	$2.33	$1.89	$1.77	$1.77	$1.55	$1.17	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3,091	3,281	3,586	3,954	4,812	5,207	6,899	8,622	10,274	13,426

48	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.81	$0.80	$0.89	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	99	103	118	243	269	271	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.76	$2.97	$2.62	$2.33	$2.42	$2.23	$1.77	$1.57	$1.67	$1.44
Accumulation unit value at end of period	$3.39	$2.76	$2.97	$2.62	$2.33	$2.42	$2.23	$1.77	$1.57	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	7,551	8,554	9,993	11,435	12,774	14,735	16,712	18,169	22,186	27,619
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	320	407	356	383	346	199	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.22	$4.15	$2.85	$2.74	$3.04	$3.14	$3.23	$2.71	$3.46	$2.92
Accumulation unit value at end of period	$4.19	$3.22	$4.15	$2.85	$2.74	$3.04	$3.14	$3.23	$2.71	$3.46
Number of accumulation units outstanding at end of period (000 omitted)	1,737	2,009	2,029	2,295	2,686	2,859	3,421	3,741	4,202	4,807
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.50	$1.60	$1.53	$1.57	$1.69	$1.69	$1.85	$1.75	$1.69	$1.60
Accumulation unit value at end of period	$1.65	$1.50	$1.60	$1.53	$1.57	$1.69	$1.69	$1.85	$1.75	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	1,904	2,065	2,421	2,723	3,223	3,824	5,125	7,311	8,322	10,119
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.01	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09
Accumulation unit value at end of period	$1.02	$1.01	$1.01	$1.01	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,374	3,985	4,379	5,158	5,596	7,166	7,544	9,286	10,407	13,198
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.60	$2.73	$2.59	$2.35	$2.40	$2.34	$2.22	$1.94	$1.85	$1.64
Accumulation unit value at end of period	$3.00	$2.60	$2.73	$2.59	$2.35	$2.40	$2.34	$2.22	$1.94	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	2,695	3,091	3,589	4,090	4,653	5,206	5,972	6,844	7,401	8,986
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.02	$2.12	$2.01	$1.83	$1.87	$1.82	$1.75	$1.54	$1.46	$1.31
Accumulation unit value at end of period	$2.32	$2.02	$2.12	$2.01	$1.83	$1.87	$1.82	$1.75	$1.54	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	2,819	3,163	4,182	4,617	3,142	3,632	4,373	5,473	5,360	6,861
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.62	$1.63	$1.59	$1.53	$1.55	$1.48	$1.53	$1.44	$1.36	$1.27
Accumulation unit value at end of period	$1.75	$1.62	$1.63	$1.59	$1.53	$1.55	$1.48	$1.53	$1.44	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	7,522	7,605	8,439	10,178	11,475	13,295	16,830	23,880	26,268	33,910
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.23	$2.35	$1.86	$1.85	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89
Accumulation unit value at end of period	$3.00	$2.23	$2.35	$1.86	$1.85	$1.72	$1.52	$1.18	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,000	2,327	2,568	3,023	3,711	3,522	4,171	4,822	5,957	7,579
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.50	$2.66	$2.21	$2.00	$2.01	$1.79	$1.37	$1.20	$1.19	$1.05
Accumulation unit value at end of period	$3.25	$2.50	$2.66	$2.21	$2.00	$2.01	$1.79	$1.37	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4,342	4,933	5,208	4,937	4,390	4,164	4,282	4,258	5,018	5,760
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.95	$0.91	$0.95	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.95	$0.96	$0.95	$0.91	$0.95	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	692	746	969	724	213	182	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	266	271	655	793	973	721	269	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.39	$2.53	$2.08	$2.06	$1.97	$1.86	$1.43	$1.30	$1.55	$1.24
Accumulation unit value at end of period	$3.19	$2.39	$2.53	$2.08	$2.06	$1.97	$1.86	$1.43	$1.30	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	593	612	647	702	804	801	935	1,050	1,366	1,677
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.82	$2.20	$1.75	$1.88	$1.81	$1.99	$1.65	$1.42	$1.63	$1.45
Accumulation unit value at end of period	$2.25	$1.82	$2.20	$1.75	$1.88	$1.81	$1.99	$1.65	$1.42	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	990	1,159	1,330	1,680	1,132	1,217	1,526	1,780	2,246	2,671
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.34	$2.69	$2.25	$1.90	$2.02	$1.83	$1.34	$1.14	$1.17	$0.98
Accumulation unit value at end of period	$2.93	$2.34	$2.69	$2.25	$1.90	$2.02	$1.83	$1.34	$1.14	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	608	681	627	573	652	871	851	801	699	657

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	49

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12
Accumulation unit value at end of period	$2.92	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	779	896	1,013	1,259	1,487	1,675	1,944	2,080	2,719	3,568
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.84	$3.29	$2.96	$2.62	$2.74	$2.61	$1.78	$1.52	$1.68	$1.34
Accumulation unit value at end of period	$3.31	$2.84	$3.29	$2.96	$2.62	$2.74	$2.61	$1.78	$1.52	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	572	667	745	827	871	892	961	1,027	1,185	1,364
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.24	$1.24	$1.21	$1.19	$1.19	$1.13	$1.17	$1.16	$1.16	$1.13
Accumulation unit value at end of period	$1.31	$1.24	$1.24	$1.21	$1.19	$1.19	$1.13	$1.17	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,179	2,108	2,692	3,202	3,404	3,842	5,201	7,912	8,324	9,876
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87
Accumulation unit value at end of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,753	2,820	2,987	3,289	3,525	3,914	4,636	5,119	5,777	6,003
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	898	1,180	1,164	1,182	997	788	576	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.45	$1.48	$1.45	$1.35	$1.39	$1.29	$1.38	$1.32	$1.21	$1.17
Accumulation unit value at end of period	$1.55	$1.45	$1.48	$1.45	$1.35	$1.39	$1.29	$1.38	$1.32	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,339	2,867	3,179	3,465	4,007	4,466	5,975	8,690	9,442	12,533
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	310	359	160	141	158	104	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.35	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,560	4,013	4,390	5,017	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.66	$2.98	$2.60	$2.18	$2.20	$1.98	$1.47	$1.27	$1.37	$1.14
Accumulation unit value at end of period	$3.37	$2.66	$2.98	$2.60	$2.18	$2.20	$1.98	$1.47	$1.27	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	913	876	734	631	410	383	387	366	389	441
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	591	558	392	417	130	66	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	422	441	473	517	687	764	129	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07
Accumulation unit value at end of period	$1.44	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4,130	5,174	5,279	6,150	7,568	9,885	12,781	9,306	9,353	8,826
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91
Accumulation unit value at end of period	$2.57	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	6,965	8,107	8,983	10,468	12,734	13,520	14,816	16,958	19,991	23,331
Fidelity® VIP Growth & Income Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.29	$2.55	$2.21	$1.92	$1.99	$1.83	$1.38	$1.18	$1.18	$1.04
Accumulation unit value at end of period	$2.94	$2.29	$2.55	$2.21	$1.92	$1.99	$1.83	$1.38	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,873	3,201	3,542	4,197	4,676	4,940	5,645	6,449	7,478	9,202
Fidelity® VIP Mid Cap Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.65	$4.32	$3.62	$3.27	$3.36	$3.20	$2.38	$2.10	$2.37	$1.86
Accumulation unit value at end of period	$4.45	$3.65	$4.32	$3.62	$3.27	$3.36	$3.20	$2.38	$2.10	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	4,927	5,668	6,479	7,574	8,870	9,929	11,367	13,281	16,089	19,376
Fidelity® VIP Overseas Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.92	$2.28	$1.77	$1.89	$1.85	$2.03	$1.58	$1.32	$1.62	$1.45
Accumulation unit value at end of period	$2.42	$1.92	$2.28	$1.77	$1.89	$1.85	$2.03	$1.58	$1.32	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,631	1,804	1,967	2,285	2,283	2,343	2,581	3,352	4,194

50	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,753	4,637	4,074	2,482	1,950	1,584	788	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.04	$2.21	$2.02	$2.03	$2.04	$1.79	$1.77	$1.40	$1.50	$1.25
Accumulation unit value at end of period	$2.47	$2.04	$2.21	$2.02	$2.03	$2.04	$1.79	$1.77	$1.40	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,996	2,260	2,634	3,045	3,512	3,826	4,216	4,470	5,048	5,793
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	829	773	822	962	1,225	1,385	386	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.15	$2.39	$2.23	$1.94	$2.06	$1.95	$1.53	$1.35	$1.38	$1.26
Accumulation unit value at end of period	$2.62	$2.15	$2.39	$2.23	$1.94	$2.06	$1.95	$1.53	$1.35	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	2,341	2,583	3,195	3,420	3,942	4,517	4,931	5,753	6,986	8,593
Franklin Small Cap Value VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.20	$3.71	$3.39	$2.63	$2.87	$2.88	$2.13	$1.82	$1.91	$1.51
Accumulation unit value at end of period	$4.00	$3.20	$3.71	$3.39	$2.63	$2.87	$2.88	$2.13	$1.82	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	1,586	1,688	1,862	2,180	2,528	2,874	3,323	3,649	4,671	5,667
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.20	$3.61	$3.28	$2.92	$3.24	$2.89	$2.19	$1.87	$2.02	$1.63
Accumulation unit value at end of period	$4.17	$3.20	$3.61	$3.28	$2.92	$3.24	$2.89	$2.19	$1.87	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	2,451	2,811	3,263	3,750	4,433	4,887	5,598	6,580	8,180	10,069
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	151	48	32	32	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.55	$2.75	$2.23	$2.04	$2.06	$1.79	$1.31	$1.16	$1.12	$1.01
Accumulation unit value at end of period	$3.16	$2.55	$2.75	$2.23	$2.04	$2.06	$1.79	$1.31	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,930	2,203	2,428	2,749	3,039	3,338	4,261	5,395	6,563	8,681
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.40	$2.80	$2.07	$2.10	$2.04	$2.02	$1.61	$1.34	$1.48	$1.29
Accumulation unit value at end of period	$3.12	$2.40	$2.80	$2.07	$2.10	$2.04	$2.02	$1.61	$1.34	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	2,313	2,628	2,822	3,106	3,714	3,764	3,950	4,070	4,886	5,713
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.58	$1.67	$1.59	$1.51	$1.57	$1.55	$1.57	$1.40	$1.40	$1.24
Accumulation unit value at end of period	$1.73	$1.58	$1.67	$1.59	$1.51	$1.57	$1.55	$1.57	$1.40	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	6,752	7,785	9,144	10,655	13,183	15,468	19,656	26,208	29,094	36,401
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.63	$2.97	$2.63	$2.26	$2.43	$2.20	$1.58	$1.36	$1.40	$1.15
Accumulation unit value at end of period	$3.28	$2.63	$2.97	$2.63	$2.26	$2.43	$2.20	$1.58	$1.36	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,481	1,604	1,970	2,161	2,389	2,381	2,574	2,696	3,482	4,518
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,475	1,702	1,962	2,420	2,813	3,142	4,596	6,164	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,550	1,824	2,192	2,155	2,638	2,741	2,115	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.19	$2.52	$2.17	$1.87	$2.01	$1.87	$1.39	$1.18	$1.22	$1.06
Accumulation unit value at end of period	$2.71	$2.19	$2.52	$2.17	$1.87	$2.01	$1.87	$1.39	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4,501	5,160	5,761	6,578	7,637	8,390	10,384	12,690	15,566	19,642
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—
Accumulation unit value at end of period	$2.19	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	1,593	1,814	2,214	2,201	1,539	1,124	1,111	1,020	1,155	—
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.79	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	864	938	890	1,000	1,452	1,156	1,042	843	789	912

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	51

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23
Accumulation unit value at end of period	$2.06	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1,208	1,554	1,863	2,003	2,625	2,402	2,225	2,584	2,863	3,166
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.60	$1.72	$1.42	$1.42	$1.42	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.13	$1.60	$1.72	$1.42	$1.42	$1.42	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	318	345	430	113	90	95	143	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.10	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	414	450	474	511	877	880	1,060	1,152	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.96	$1.99	$1.49	$1.51	$1.43	$1.30	$1.05	$0.95	$1.01	$0.84
Accumulation unit value at end of period	$2.64	$1.96	$1.99	$1.49	$1.51	$1.43	$1.30	$1.05	$0.95	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,160	1,264	1,309	1,477	1,633	1,629	1,648	1,876	2,296	2,504
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	474	503	527	706	1,203	1,413	614	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,792	1,834	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,338	1,162	1,502	1,464	698	329	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.58	$3.59	$2.50	$2.22	$2.14	$1.98	$1.48	$1.25	$1.38	$1.12
Accumulation unit value at end of period	$5.14	$3.58	$3.59	$2.50	$2.22	$2.14	$1.98	$1.48	$1.25	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	132	162	155	171	219	200	239	249	332	450
Janus Henderson VIT Overseas Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.06	$2.46	$1.90	$2.05	$2.27	$2.61	$2.31	$2.06	$3.08	$2.49
Accumulation unit value at end of period	$2.59	$2.06	$2.46	$1.90	$2.05	$2.27	$2.61	$2.31	$2.06	$3.08
Number of accumulation units outstanding at end of period (000 omitted)	115	176	194	226	325	425	509	633	970	1,173
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85
Accumulation unit value at end of period	$2.54	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	666	791	809	1,072	1,349	1,371	1,656	1,944	2,218	3,203
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	249	339	404	358	461	455	183	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,354	2,533	3,032	3,649	4,163	—	—	—	—	—
MFS® New Discovery Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$2.65	$2.72	$2.18	$2.02	$2.09	$2.28	$1.63	$1.36	$1.54	$1.14
Accumulation unit value at end of period	$3.71	$2.65	$2.72	$2.18	$2.02	$2.09	$2.28	$1.63	$1.36	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	501	524	609	794	998	1,157	1,487	1,742	1,875	1,975
MFS® Utilities Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$4.16	$4.17	$3.68	$3.34	$3.96	$3.56	$2.99	$2.67	$2.53	$2.25
Accumulation unit value at end of period	$5.14	$4.16	$4.17	$3.68	$3.34	$3.96	$3.56	$2.99	$2.67	$2.53
Number of accumulation units outstanding at end of period (000 omitted)	1,425	1,686	1,905	2,036	2,368	2,809	3,101	3,606	4,150	4,253
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98
Accumulation unit value at end of period	$3.05	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	699	630	589	710	832	981	1,101	1,378	1,693	1,749

52	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86
Accumulation unit value at end of period	$1.56	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,271	1,604	1,935	2,439	2,728	3,052	3,249	3,764	4,422
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75
Accumulation unit value at end of period	$1.32	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	443	410	461	399	507	494	484	546	638	833
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	12	5	2	18	38	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12
Accumulation unit value at end of period	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,760	2,052	2,348	2,756	3,617	5,058	6,420	9,796	8,122	7,695
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	83	55	57	75	32	68	59	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	532	508	650	496	569	516	322	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.58	$2.62	$2.30	$2.62	$2.45	$1.94	$1.38	$1.14	$1.17	$1.15
Accumulation unit value at end of period	$3.33	$2.58	$2.62	$2.30	$2.62	$2.45	$1.94	$1.38	$1.14	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	753	906	1,045	1,163	1,457	1,027	1,029	1,185	1,487	1,676
Putnam VT International Equity Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.58	$1.97	$1.57	$1.63	$1.64	$1.78	$1.40	$1.16	$1.41	$1.30
Accumulation unit value at end of period	$1.96	$1.58	$1.97	$1.57	$1.63	$1.64	$1.78	$1.40	$1.16	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	466	546	605	714	794	849	880	950	1,199	1,420
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.31	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	280	293	279	292	320	340	311	347	446	574
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,326	1,545	1,698	1,555	2,005	2,009	1,092	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	698	656	708	591	603	225	113	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.00	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5,896	6,704	6,785	7,074	7,617	8,001	8,079	5,855	5,318	2,096
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$2.00	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6,191	7,068	8,051	9,655	12,880	13,720	17,228	21,496	27,553	34,056
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,689	4,641	5,107	6,209	5,793	6,569	7,732	11,504	8,652	2,295
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,784	4,313	5,428	7,525	6,291	7,272	10,572	19,179	19,636	20,656
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	66	47	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	53

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	1	1	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	808	736	274	424	60	151	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,240	1,504	1,838	2,786	2,632	2,221	381	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,116	18,917	21,734	23,984	28,003	28,209	11,316	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,662	15,614	18,111	20,499	22,192	23,913	5,808	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	28,675	29,474	34,132	37,885	43,273	45,634	42,676	36,075	27,954	12,697
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	57,047	64,321	74,033	83,757	96,809	110,901	133,361	145,577	165,095	199,338
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.84	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13,830	16,038	17,705	19,983	22,192	21,789	20,639	16,416	14,158	6,430
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.84	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	20,632	25,352	28,299	33,322	41,212	46,381	63,187	75,514	92,740	118,440
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.51	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10,562	10,997	12,374	13,064	14,626	15,124	15,571	18,952	15,647	5,250
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.51	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11,979	14,159	16,123	21,110	24,738	29,852	38,871	51,433	52,813	58,788
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88
Accumulation unit value at end of period	$2.10	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	343	368	408	441	586	609	831	966	1,360	2,193
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.75	$3.21	$3.03	$2.44	$2.72	$2.69	$2.02	$1.79	$1.90	$1.54
Accumulation unit value at end of period	$3.26	$2.75	$3.21	$3.03	$2.44	$2.72	$2.69	$2.02	$1.79	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	1,130	1,308	1,475	1,782	2,140	2,384	2,955	3,689	4,645	6,022
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.00	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.01	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,526	798	45	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,751	910	40	—	—	—	—	—	—	—

54	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wanger International (2/13/2002)
Accumulation unit value at beginning of period	$3.72	$4.57	$3.47	$3.56	$3.59	$3.79	$3.13	$2.60	$3.08	$2.49
Accumulation unit value at end of period	$4.79	$3.72	$4.57	$3.47	$3.56	$3.59	$3.79	$3.13	$2.60	$3.08
Number of accumulation units outstanding at end of period (000 omitted)	2,636	2,999	3,229	3,675	4,278	4,655	5,243	5,940	7,022	8,554
Wanger USA (2/13/2002)
Accumulation unit value at beginning of period	$3.55	$3.64	$3.07	$2.73	$2.78	$2.68	$2.02	$1.70	$1.78	$1.46
Accumulation unit value at end of period	$4.61	$3.55	$3.64	$3.07	$2.73	$2.78	$2.68	$2.02	$1.70	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	4,028	4,557	5,235	6,127	7,156	7,810	9,057	10,445	12,712	15,507
Wells Fargo VT Index Asset Allocation Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.38	$2.48	$2.23	$2.09	$2.09	$1.79	$1.51	$1.35	$1.28	$1.14
Accumulation unit value at end of period	$2.84	$2.38	$2.48	$2.23	$2.09	$2.09	$1.79	$1.51	$1.35	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	593	610	658	770	911	1,038	1,040	1,317	1,554	1,870
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.54	$1.88	$1.53	$1.50	$1.48	$1.58	$1.34	$1.19	$1.38	$1.20
Accumulation unit value at end of period	$1.76	$1.54	$1.88	$1.53	$1.50	$1.48	$1.58	$1.34	$1.19	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,245	1,435	1,529	1,697	1,769	1,888	2,144	2,535	3,118
Wells Fargo VT Opportunity Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.79	$3.03	$2.54	$2.29	$2.39	$2.18	$1.69	$1.47	$1.58	$1.29
Accumulation unit value at end of period	$3.63	$2.79	$3.03	$2.54	$2.29	$2.39	$2.18	$1.69	$1.47	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	593	649	737	981	1,254	1,345	1,617	1,997	2,590	2,173
Wells Fargo VT Small Cap Growth Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.13	$3.12	$2.51	$2.35	$2.44	$2.51	$1.69	$1.58	$1.68	$1.34
Accumulation unit value at end of period	$3.87	$3.13	$3.12	$2.51	$2.35	$2.44	$2.51	$1.69	$1.58	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	695	795	829	946	1,153	1,298	1,415	1,791	2,077	2,621
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	127	175	128	129	92	74	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	229	271	330	363	210	442	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.82	$1.35	$1.38	$1.36	$1.31	$1.07	$0.96	$1.26	$1.08
Accumulation unit value at end of period	$2.08	$1.62	$1.82	$1.35	$1.38	$1.36	$1.31	$1.07	$0.96	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	535	331	698	524	675	700	670	768	1,028	1,335
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.01	$2.16	$1.84	$1.67	$1.66	$1.54	$1.16	$1.00	$0.95	$0.85
Accumulation unit value at end of period	$2.46	$2.01	$2.16	$1.84	$1.67	$1.66	$1.54	$1.16	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,542	1,714	1,767	2,135	2,417	2,935	3,853	3,962	3,474	3,473
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.78	$1.03	$0.83	$0.84	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80
Accumulation unit value at end of period	$0.90	$0.78	$1.03	$0.83	$0.84	$0.83	$0.90	$0.74	$0.66	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4,211	5,019	6,173	6,781	7,904	8,594	9,681	10,349	12,398	15,576
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.66	$2.63	$2.02	$1.99	$1.81	$1.61	$1.19	$1.03	$1.08	$0.99
Accumulation unit value at end of period	$3.54	$2.66	$2.63	$2.02	$1.99	$1.81	$1.61	$1.19	$1.03	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,806	1,777	1,803	1,838	1,840	1,175	1,152	1,164	1,157	917
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,831	2,370	2,743	2,800	2,822	2,720	1,161	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.37	$2.75	$2.49	$2.05	$2.11	$1.83	$1.43	$1.24	$1.26	$1.07
Accumulation unit value at end of period	$3.02	$2.37	$2.75	$2.49	$2.05	$2.11	$1.83	$1.43	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	2,329	3,027	3,581	3,904	3,619	3,578	3,799	3,833	3,927	4,221
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.55	$2.56	$1.96	$1.90	$1.81	$1.67	$1.23	$1.09	$1.09	$0.96
Accumulation unit value at end of period	$3.40	$2.55	$2.56	$1.96	$1.90	$1.81	$1.67	$1.23	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,017	1,195	1,066	1,222	1,439	1,409	1,425	1,616	1,484	1,807

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.87	$2.09	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93
Accumulation unit value at end of period	$2.35	$1.87	$2.09	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,540	6,638	7,562	9,586	9,282	10,497	10,764	9,195	8,675	8,359
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,230	2,949	3,654	3,958	4,113	3,678	2,657	691	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (6/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.40	$1.12	$1.20	$1.20	$1.24	$1.07	$0.88	$1.05	$0.96
Accumulation unit value at end of period	$1.38	$1.17	$1.40	$1.12	$1.20	$1.20	$1.24	$1.07	$0.88	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	484	762	1,130	1,456	1,642	1,912	1,855	1,618	1,716	1,949
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84
Accumulation unit value at end of period	$2.90	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,047	1,339	1,330	1,659	1,949	2,025	2,011	1,632	1,354	1,342
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.94	$1.71	$1.63	$1.62	$1.48	$1.23	$1.09	$1.08	$0.97
Accumulation unit value at end of period	$2.20	$1.81	$1.94	$1.71	$1.63	$1.62	$1.48	$1.23	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9,858	11,173	12,730	13,211	8,802	7,244	6,121	5,159	5,063	5,955
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	278	397	228	318	116	45	25	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.10	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,269	2,726	3,815	3,489	3,046	1,379	576	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00
Accumulation unit value at end of period	$3.24	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	530	529	328	314	377	291	236	94	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.11	$2.22	$1.81	$1.69	$1.70	$1.49	$1.12	$1.00	$0.96	$0.83
Accumulation unit value at end of period	$2.61	$2.11	$2.22	$1.81	$1.69	$1.70	$1.49	$1.12	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,324	1,436	1,501	1,790	2,057	2,122	1,928	2,295	1,582	1,062
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.81	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	252	279	401	393	214	233	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.41	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	874	940	1,006	1,383	1,246	1,350	1,295	619	15	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.83	$1.62	$1.44	$1.50	$1.38	$1.10	$0.97	$1.04	$0.90
Accumulation unit value at end of period	$2.09	$1.70	$1.83	$1.62	$1.44	$1.50	$1.38	$1.10	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8,578	10,617	13,382	16,421	18,221	20,996	22,807	23,548	27,856	32,441
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	779	1,008	911	795	479	516	340	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.45	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,172	1,386	1,262	1,036	1,045	987	1,001	484	7	2
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$2.05	$1.41	$1.35	$1.50	$1.55	$1.60	$1.34	$1.72	$1.45
Accumulation unit value at end of period	$2.07	$1.59	$2.05	$1.41	$1.35	$1.50	$1.55	$1.60	$1.34	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	3,171	3,959	4,668	4,902	5,383	6,050	6,987	7,513	9,013	10,790
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	391	450	510	697	699	774	721	540	3	3

56	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.16	$1.18	$1.28	$1.28	$1.40	$1.33	$1.28	$1.22
Accumulation unit value at end of period	$1.25	$1.14	$1.21	$1.16	$1.18	$1.28	$1.28	$1.40	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	3,552	3,889	4,794	5,871	7,052	8,207	10,356	13,497	15,817	16,568
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,565	1,749	924	1,595	918	1,020	1,502	1,055	202	25
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06
Accumulation unit value at end of period	$0.99	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,451	6,763	7,596	9,689	12,323	12,595	17,103	15,607	22,516	27,422
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.72	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,383	1,377	1,508	1,500	1,442	1,548	1,376	798	14	7
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.92	$2.02	$1.92	$1.74	$1.78	$1.73	$1.65	$1.44	$1.38	$1.22
Accumulation unit value at end of period	$2.22	$1.92	$2.02	$1.92	$1.74	$1.78	$1.73	$1.65	$1.44	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	4,676	5,317	7,594	7,960	8,906	10,199	11,146	11,620	11,121	12,241
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	883	1,015	1,167	1,172	6,589	7,464	8,672	882	24	17
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.64	$1.44	$1.37	$1.23
Accumulation unit value at end of period	$2.17	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.64	$1.44	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	4,903	5,531	7,642	9,848	7,080	8,073	8,334	10,683	10,394	11,029
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,023	1,128	1,215	1,357	1,698	2,156	1,947	74	9
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.43	$1.38	$1.39	$1.33	$1.38	$1.30	$1.23	$1.15
Accumulation unit value at end of period	$1.57	$1.45	$1.46	$1.43	$1.38	$1.39	$1.33	$1.38	$1.30	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13,176	13,721	17,399	19,852	21,448	23,449	28,282	41,230	41,410	46,358
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	$1.00
Accumulation unit value at end of period	$3.45	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,102	1,077	1,024	965	1,099	798	528	159	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.15	$2.27	$1.79	$1.79	$1.66	$1.47	$1.14	$0.96	$1.00	$0.86
Accumulation unit value at end of period	$2.89	$2.15	$2.27	$1.79	$1.79	$1.66	$1.47	$1.14	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,409	1,692	1,978	2,544	2,989	2,273	2,344	2,338	2,470	3,012
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.19	$2.32	$1.93	$1.75	$1.76	$1.57	$1.20	$1.05	$1.05	$0.92
Accumulation unit value at end of period	$2.83	$2.19	$2.32	$1.93	$1.75	$1.76	$1.57	$1.20	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,326	5,762	5,710	6,068	5,707	6,118	5,851	4,407	3,792	3,814
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,468	2,200	1,956	1,984	937	802	599	110	7	8
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,148	965	1,078	1,303	1,164	878	84	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	$1.00
Accumulation unit value at end of period	$2.58	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	473	479	333	210	211	107	94	14	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.01	$2.13	$1.75	$1.73	$1.66	$1.57	$1.21	$1.10	$1.30	$1.04
Accumulation unit value at end of period	$2.68	$2.01	$2.13	$1.75	$1.73	$1.66	$1.57	$1.21	$1.10	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	764	999	1,160	1,301	1,620	1,377	1,716	1,845	2,309	2,695

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	57

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.62	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,162	1,182	1,329	1,311	1,199	941	1,023	53	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.48	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.98
Accumulation unit value at end of period	$1.51	$1.22	$1.48	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,997	2,705	3,478	4,075	2,940	2,202	2,717	2,542	2,968	3,475
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.95	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	244	224	338	322	292	327	280	146	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.33	$1.95	$1.65	$1.75	$1.59	$1.16	$0.99	$1.02	$0.86
Accumulation unit value at end of period	$2.53	$2.02	$2.33	$1.95	$1.65	$1.75	$1.59	$1.16	$0.99	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,037	2,133	2,020	1,456	1,722	2,272	1,951	1,309	1,120	1,238
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.66	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	786	764	830	532	526	531	519	136	6	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.79	$2.09	$1.87	$1.65	$1.76	$1.58	$1.16	$0.99	$1.10	$0.90
Accumulation unit value at end of period	$2.33	$1.79	$2.09	$1.87	$1.65	$1.76	$1.58	$1.16	$0.99	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,154	2,723	3,350	4,286	4,963	5,906	6,339	6,153	8,067	9,643
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.46	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	189	177	129	102	105	86	89	9	1	1
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.84	$2.13	$1.92	$1.71	$1.78	$1.70	$1.16	$0.99	$1.10	$0.87
Accumulation unit value at end of period	$2.14	$1.84	$2.13	$1.92	$1.71	$1.78	$1.70	$1.16	$0.99	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	704	933	1,178	1,374	1,592	1,614	1,597	1,319	1,468	1,586
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.25	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	1,541	1,336	1,348	1,279	1,138	1,098	1,217	869	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.36	$1.94	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	268	299	401	397	456	470	752	204	2	1
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	797	753	720	1,013	741	986	1,000	1,769	153	27
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.15	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08
Accumulation unit value at end of period	$1.24	$1.18	$1.17	$1.15	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,920	3,057	3,983	5,037	5,249	5,620	6,635	10,948	10,315	13,992
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.47	$0.53	$0.53	$0.48	$0.64	$0.79	$0.88	$0.91	$1.06	$0.91
Accumulation unit value at end of period	$0.49	$0.47	$0.53	$0.53	$0.48	$0.64	$0.79	$0.88	$0.91	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,995	2,677	3,293	3,663	3,939	4,416	4,966	6,077	7,027	6,597
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	470	328	253	284	228	255	296	259	3	3
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.46	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	215	304	286	252	293	178	160	60	3	1

58	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.89	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	707	884	1,359	1,864	1,233	478	437	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	389	499	361	318	360	399	394	521	2	2
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.42	$1.33	$1.36	$1.27	$1.35	$1.30	$1.19	$1.15
Accumulation unit value at end of period	$1.52	$1.42	$1.44	$1.42	$1.33	$1.36	$1.27	$1.35	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3,935	4,271	4,676	4,919	5,681	6,539	8,189	11,600	12,795	12,681
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.95	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	561	624	797	810	714	732	649	235	5	1
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	773	698	560	422	450	290	278	16	2	2
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	492	690	822	294	162	129	67	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,624	8,515	10,686	12,196	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.57	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	429	468	380	302	214	225	200	66	2	2
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.34	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	114	148	146	174	186	186	161	113	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.78	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	719	619	556	450	369	335	234	47	2	2
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.25	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	273	235	164	160	216	238	243	197	7	5
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.43	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	379	364	202	106	97	141	155	80	4	4
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	271	296	340	356	345	341	333	187	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.97	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	970	964	903	838	779	764	740	107	7	2
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.28	$2.56	$2.23	$1.87	$1.89	$1.70	$1.27	$1.09	$1.18	$0.98
Accumulation unit value at end of period	$2.88	$2.28	$2.56	$2.23	$1.87	$1.89	$1.70	$1.27	$1.09	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,302	1,314	1,356	1,192	1,140	872	1,021	1,061	832	889
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,710	1,174	595	1,326	609	494	179	323	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	59

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$3.00	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	455	490	401	359	345	322	313	95	3	2
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	456	514	456	461	445	452	337	208	4	4
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	652	709	1,547	1,861	2,009	2,308	2,148	650	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.37	$1.34	$1.24	$1.26	$1.27	$1.24	$1.16	$1.15	$1.06
Accumulation unit value at end of period	$1.43	$1.35	$1.37	$1.34	$1.24	$1.26	$1.27	$1.24	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6,809	9,465	9,838	11,874	12,910	17,715	20,466	16,282	18,777	17,997
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$2.26	$1.88	$1.76	$1.77	$1.60	$1.24	$1.08	$1.12	$0.97
Accumulation unit value at end of period	$2.71	$2.09	$2.26	$1.88	$1.76	$1.77	$1.60	$1.24	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	12,787	15,411	17,541	19,993	23,489	25,291	27,057	27,675	29,394	31,769
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.00	$2.37	$1.99	$1.80	$1.85	$1.76	$1.31	$1.15	$1.31	$1.03
Accumulation unit value at end of period	$2.44	$2.00	$2.37	$1.99	$1.80	$1.85	$1.76	$1.31	$1.15	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	7,877	9,106	10,475	11,433	13,029	14,322	15,544	16,147	18,656	21,472
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93
Accumulation unit value at end of period	$1.55	$1.23	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,758	2,113	2,518	2,832	3,540	3,542	3,821	3,742	4,698	5,049
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,031	10,273	9,670	7,768	5,987	3,825	1,696	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.71	$0.77	$0.64
Accumulation unit value at end of period	$1.25	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.71	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	2,371	2,702	3,612	4,530	5,128	5,625	5,561	5,431	5,753	5,597
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,857	1,966	2,483	4,038	4,502	4,057	1,379	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.72	$1.60	$1.40	$1.48	$1.40	$1.10	$0.98	$1.00	$0.91
Accumulation unit value at end of period	$1.88	$1.55	$1.72	$1.60	$1.40	$1.48	$1.40	$1.10	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3,295	3,949	5,037	6,234	7,031	7,839	8,676	9,331	10,509	11,979
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.89	$2.19	$2.00	$1.55	$1.70	$1.70	$1.26	$1.08	$1.13	$0.89
Accumulation unit value at end of period	$2.36	$1.89	$2.19	$2.00	$1.55	$1.70	$1.70	$1.26	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,246	2,380	2,923	3,403	3,471	3,964	4,556	4,258	5,057	5,828
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	213	339	354	376	158	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82
Accumulation unit value at end of period	$2.56	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,022	2,433	2,472	2,800	2,981	3,178	3,364	3,355	3,539	3,820
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.84	$2.14	$1.59	$1.61	$1.57	$1.55	$1.24	$1.03	$1.14	$1.00
Accumulation unit value at end of period	$2.39	$1.84	$2.14	$1.59	$1.61	$1.57	$1.55	$1.24	$1.03	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,260	4,703	4,413	4,439	5,461	5,525	5,861	4,490	4,735	4,933
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.56	$1.49	$1.42	$1.47	$1.45	$1.47	$1.31	$1.32	$1.16
Accumulation unit value at end of period	$1.62	$1.48	$1.56	$1.49	$1.42	$1.47	$1.45	$1.47	$1.31	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	12,301	14,110	17,492	20,511	23,923	28,509	34,193	43,699	48,110	52,025

60	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	744	804	962	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.03	$2.29	$2.03	$1.75	$1.88	$1.70	$1.22	$1.05	$1.09	$0.89
Accumulation unit value at end of period	$2.53	$2.03	$2.29	$2.03	$1.75	$1.88	$1.70	$1.22	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,635	4,022	4,511	4,440	4,959	5,186	5,141	4,035	4,137	4,833
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.42	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	731	730	889	1,188	1,222	1,181	1,396	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,341	2,120	2,180	2,521	1,848	1,664	963	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.81	$2.09	$1.80	$1.55	$1.67	$1.55	$1.15	$0.98	$1.01	$0.88
Accumulation unit value at end of period	$2.24	$1.81	$2.09	$1.80	$1.55	$1.67	$1.55	$1.15	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,100	2,626	3,262	4,154	4,933	5,547	5,921	6,137	7,166	8,232
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	$1.00	—
Accumulation unit value at end of period	$2.13	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	2,086	2,584	3,776	4,368	3,036	3,167	3,211	2,680	1,711	—
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.24	$2.25	$1.97	$2.26	$2.22	$1.88	$1.35	$1.13	$1.10	$1.06
Accumulation unit value at end of period	$2.94	$2.24	$2.25	$1.97	$2.26	$2.22	$1.88	$1.35	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,694	2,218	2,391	3,099	3,842	3,033	2,553	2,300	2,394	2,319
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.72	$1.42	$1.44	$1.50	$1.51	$1.29	$1.13	$1.22	$1.10
Accumulation unit value at end of period	$1.83	$1.44	$1.72	$1.42	$1.44	$1.50	$1.51	$1.29	$1.13	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2,563	3,170	3,869	4,758	5,566	5,715	5,562	5,774	6,515	7,072
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.57	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.09	$1.57	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	567	653	878	995	933	916	983	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	771	800	849	1,412	2,208	2,516	1,366	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,452	919	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,551	2,678	3,496	3,588	3,142	1,019	454	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85
Accumulation unit value at end of period	$2.52	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,459	1,757	2,340	2,689	2,994	3,088	3,669	4,256	5,118	6,484
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	661	725	795	1,051	1,101	963	297	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.29	$1.30	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,965	2,229	2,925	3,417	4,032	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	61

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.33	$2.34	$2.06	$1.88	$2.22	$2.00	$1.68	$1.50	$1.42	$1.27
Accumulation unit value at end of period	$2.88	$2.33	$2.34	$2.06	$1.88	$2.22	$2.00	$1.68	$1.50	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	4,408	4,803	5,719	6,921	7,829	9,659	9,699	10,095	10,346	9,996
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.39	$2.19	$1.59	$1.77	$1.90	$1.89	$1.39	$1.29	$1.41	$1.07
Accumulation unit value at end of period	$3.31	$2.39	$2.19	$1.59	$1.77	$1.90	$1.89	$1.39	$1.29	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,663	1,601	1,491	1,752	2,334	2,300	2,465	2,512	3,626	3,564
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.53	$1.41	$1.38	$1.42	$1.26	$1.24	$0.96	$1.08	$0.90
Accumulation unit value at end of period	$1.63	$1.39	$1.53	$1.41	$1.38	$1.42	$1.26	$1.24	$0.96	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,895	2,350	2,910	3,476	3,841	4,138	4,395	4,276	4,699	5,173
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.42	$1.13	$1.16	$1.16	$1.21	$1.04	$0.89	$1.02	$0.85
Accumulation unit value at end of period	$1.47	$1.17	$1.42	$1.13	$1.16	$1.16	$1.21	$1.04	$0.89	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	679	832	992	1,252	1,300	1,778	1,851	1,518	1,876	2,095
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$2.22	$1.90	$1.75	$1.78	$1.63	$1.20	$1.10	$1.14	$0.94
Accumulation unit value at end of period	$2.57	$2.07	$2.22	$1.90	$1.75	$1.78	$1.63	$1.20	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	469	459	504	569	707	918	991	662	668	663
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	80	96	166	183	22	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.45	$1.30	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14
Accumulation unit value at end of period	$1.68	$1.52	$1.62	$1.45	$1.30	$1.44	$1.45	$1.46	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	3,816	4,603	6,179	6,974	7,992	11,029	13,849	16,929	14,599	13,843
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	479	538	564	527	480	392	493	224	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,140	1,971	2,013	1,041	699	815	882	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,588	1,802	2,172	2,279	2,512	1,928	1,370	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	676	821	965	907	517	383	252	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.99	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	15,316	16,497	18,290	18,084	19,480	18,361	16,913	11,278	9,262	4,608
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.99	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	46,076	57,917	69,853	85,425	101,828	112,722	159,290	166,110	194,646	212,702
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.77	$1.36	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.86	$1.45	$1.77	$1.36	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,210	1,205	935	891	837	795	722	394	6	2
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	15,132	16,141	21,344	23,627	21,829	23,823	28,495	31,545	19,166	9,779
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	79,227	89,262	104,085	124,787	125,527	143,992	196,119	303,502	278,439	245,306

62	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,496	4,033	262	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,661	1,202	109	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,858	14,406	15,898	20,591	9,937	4,342	3,200	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,504	33,260	36,278	43,712	29,217	25,431	10,773	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302,669	349,613	376,744	400,705	433,187	406,321	157,403	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	851,239	962,480	1,043,327	1,125,009	1,170,863	1,200,920	1,100,073	641,242	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	100,368	114,235	122,374	134,036	137,136	140,189	138,150	112,004	87,051	57,790
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	767,289	887,952	1,041,253	1,199,929	1,312,566	1,397,222	1,507,229	1,536,120	1,602,861	1,685,221
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	52,338	59,099	62,034	67,718	74,985	74,633	75,415	60,473	51,157	33,804
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	191,244	240,802	296,178	356,677	415,513	467,580	667,633	751,540	850,053	918,448
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	35,166	37,996	41,189	46,140	48,963	52,873	54,918	57,975	38,847	21,323
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	167,768	193,217	230,579	271,040	299,616	343,317	413,495	507,074	501,599	497,806
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.20	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	235	241	264	264	243	295	354	398	14	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.47	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	183	196	198	157	192	167	176	103	1	1
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.89	$1.59	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91
Accumulation unit value at end of period	$2.15	$1.72	$1.89	$1.59	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,189	1,436	1,910	2,230	2,566	2,943	3,439	3,763	4,460	5,128
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.47	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	210	184	176	144	141	112	97	73	1	1

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	63

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	123	105	96	102	108	120	393	63	2	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$2.01	$1.90	$1.53	$1.70	$1.69	$1.26	$1.13	$1.19	$0.97
Accumulation unit value at end of period	$2.04	$1.72	$2.01	$1.90	$1.53	$1.70	$1.69	$1.26	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,311	1,489	1,882	2,343	2,599	2,933	3,253	3,807	4,661	5,660
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,120	2,837	955	37	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53,787	43,746	28,319	5,720	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,117	21,321	13,110	3,581	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$2.08	$1.58	$1.62	$1.64	$1.73	$1.43	$1.19	$1.41	$1.14
Accumulation unit value at end of period	$2.18	$1.70	$2.08	$1.58	$1.62	$1.64	$1.73	$1.43	$1.19	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	4,684	5,803	6,843	7,573	8,671	10,308	11,210	11,330	12,955	14,811
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.29	$2.35	$1.99	$1.77	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95
Accumulation unit value at end of period	$2.98	$2.29	$2.35	$1.99	$1.77	$1.80	$1.73	$1.31	$1.10	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4,303	5,072	5,686	6,710	7,791	8,590	9,333	9,491	10,675	11,753
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.38	$1.12	$1.09	$1.09	$1.16	$0.98	$0.87	$1.01	$0.88
Accumulation unit value at end of period	$1.29	$1.13	$1.38	$1.12	$1.09	$1.09	$1.16	$0.98	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,774	2,114	2,155	2,149	2,611	2,312	2,392	3,014	3,409	3,739
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.20	$2.39	$2.01	$1.81	$1.88	$1.72	$1.33	$1.17	$1.25	$1.02
Accumulation unit value at end of period	$2.86	$2.20	$2.39	$2.01	$1.81	$1.88	$1.72	$1.33	$1.17	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,234	1,467	1,778	2,084	2,414	2,781	3,268	3,173	4,080	1,135
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.63	$2.63	$2.11	$1.98	$2.06	$2.12	$1.43	$1.34	$1.42	$1.13
Accumulation unit value at end of period	$3.25	$2.63	$2.63	$2.11	$1.98	$2.06	$2.12	$1.43	$1.34	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,920	2,191	2,378	2,753	3,351	3,083	4,071	3,925	4,337	5,102
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	500	351	372	243	182	332	259	—	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,973	1,973	1,557	1,582	1,346	275	112	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.96	$1.26	$1.08
Accumulation unit value at end of period	$2.07	$1.61	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.96	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	301	342	329	353	683	718	644	809	922	1,049
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.00	$2.14	$1.83	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85
Accumulation unit value at end of period	$2.44	$2.00	$2.14	$1.83	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	840	828	826	1,048	1,208	1,376	1,459	1,519	1,717	1,850
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.78	$1.02	$0.82	$0.84	$0.83	$0.90	$0.74	$0.65	$0.82	$0.80
Accumulation unit value at end of period	$0.90	$0.78	$1.02	$0.82	$0.84	$0.83	$0.90	$0.74	$0.65	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4,688	5,112	5,524	6,152	6,685	7,038	7,467	8,409	10,020	11,867

64	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.64	$2.61	$2.01	$1.98	$1.81	$1.60	$1.18	$1.03	$1.08	$0.99
Accumulation unit value at end of period	$3.51	$2.64	$2.61	$2.01	$1.98	$1.81	$1.60	$1.18	$1.03	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,138	3,626	2,671	1,952	1,672	1,020	503	408	274	306
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,750	5,835	6,146	5,317	4,814	3,399	938	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.35	$2.73	$2.48	$2.04	$2.10	$1.82	$1.42	$1.24	$1.26	$1.07
Accumulation unit value at end of period	$3.00	$2.35	$2.73	$2.48	$2.04	$2.10	$1.82	$1.42	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,544	1,873	1,928	1,825	1,929	1,987	2,077	2,224	2,309
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.54	$2.55	$1.95	$1.89	$1.80	$1.66	$1.23	$1.09	$1.09	$0.95
Accumulation unit value at end of period	$3.37	$2.54	$2.55	$1.95	$1.89	$1.80	$1.66	$1.23	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	501	539	433	491	574	563	598	557	591	853
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.86	$2.08	$1.93	$1.63	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93
Accumulation unit value at end of period	$2.34	$1.86	$2.08	$1.93	$1.63	$1.71	$1.53	$1.18	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,658	5,742	5,966	5,505	5,302	5,189	4,231	4,117	4,303	4,363
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,821	6,408	7,154	6,181	5,954	4,063	1,896	236	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (6/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.39	$1.11	$1.19	$1.19	$1.24	$1.07	$0.88	$1.04	$0.96
Accumulation unit value at end of period	$1.37	$1.16	$1.39	$1.11	$1.19	$1.19	$1.24	$1.07	$0.88	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	590	722	766	878	1,022	955	1,018	1,139	1,401	1,476
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84
Accumulation unit value at end of period	$2.89	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	725	769	700	777	885	1,115	1,209	962	782	879
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.93	$1.70	$1.62	$1.61	$1.48	$1.23	$1.09	$1.07	$0.97
Accumulation unit value at end of period	$2.18	$1.80	$1.93	$1.70	$1.62	$1.61	$1.48	$1.23	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22,871	23,324	22,960	18,280	10,843	5,150	3,743	2,750	2,998	3,328
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.55	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,807	1,879	1,450	967	618	235	124	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.09	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,247	6,475	7,256	6,616	4,171	1,820	821	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00
Accumulation unit value at end of period	$3.23	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,425	1,320	1,089	958	889	490	119	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.10	$2.21	$1.80	$1.68	$1.69	$1.48	$1.12	$1.00	$0.96	$0.82
Accumulation unit value at end of period	$2.59	$2.10	$2.21	$1.80	$1.68	$1.69	$1.48	$1.12	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	886	892	765	793	916	691	577	593	417	368
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.80	$0.80	$0.88	$0.87	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	265	248	365	570	447	976	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.40	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4,893	4,364	4,235	3,596	3,005	2,234	860	342	216	14

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.82	$1.61	$1.43	$1.49	$1.37	$1.09	$0.97	$1.03	$0.89
Accumulation unit value at end of period	$2.08	$1.69	$1.82	$1.61	$1.43	$1.49	$1.37	$1.09	$0.97	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7,067	7,630	8,598	9,787	10,413	12,007	13,069	13,508	15,637	18,439
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,370	1,317	1,331	840	802	669	274	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.44	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4,712	4,453	3,556	1,932	1,617	1,044	584	291	262	66
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$2.04	$1.40	$1.35	$1.50	$1.55	$1.60	$1.34	$1.71	$1.45
Accumulation unit value at end of period	$2.05	$1.58	$2.04	$1.40	$1.35	$1.50	$1.55	$1.60	$1.34	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	3,292	3,738	3,808	4,020	4,426	4,744	4,900	5,246	5,522	6,267
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,026	843	786	631	636	316	225	119	134	48
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.15	$1.18	$1.27	$1.28	$1.40	$1.33	$1.28	$1.21
Accumulation unit value at end of period	$1.24	$1.13	$1.21	$1.15	$1.18	$1.27	$1.28	$1.40	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,511	1,585	1,799	2,008	2,372	2,776	3,332	5,795	6,279	7,961
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8,171	8,545	4,730	5,608	5,303	2,755	2,558	163	231	564
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06
Accumulation unit value at end of period	$0.98	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,321	3,898	4,337	6,733	6,465	8,060	7,883	8,176	10,906	12,070
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.71	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,224	4,901	4,829	4,062	3,220	2,289	1,069	307	226	39
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.91	$2.01	$1.91	$1.73	$1.77	$1.73	$1.65	$1.44	$1.38	$1.22
Accumulation unit value at end of period	$2.21	$1.91	$2.01	$1.91	$1.73	$1.77	$1.73	$1.65	$1.44	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	2,179	2,510	3,140	3,446	4,091	4,629	4,680	5,322	5,135	6,185
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,703	2,607	2,678	2,074	3,943	3,568	3,928	318	652	97
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.97	$1.87	$1.71	$1.74	$1.70	$1.64	$1.44	$1.37	$1.23
Accumulation unit value at end of period	$2.15	$1.87	$1.97	$1.87	$1.71	$1.74	$1.70	$1.64	$1.44	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	2,588	2,836	3,398	3,891	2,871	3,433	4,478	5,369	4,947	5,172
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,263	3,440	3,205	3,559	2,128	1,915	1,744	754	720	133
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.42	$1.37	$1.38	$1.33	$1.38	$1.29	$1.23	$1.14
Accumulation unit value at end of period	$1.56	$1.44	$1.46	$1.42	$1.37	$1.38	$1.33	$1.38	$1.29	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4,983	4,515	5,770	6,615	7,001	8,289	11,516	18,800	19,814	22,789
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.43	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,247	2,151	1,765	1,629	1,405	731	335	109	90	11
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.14	$2.26	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.00	$0.86
Accumulation unit value at end of period	$2.87	$2.14	$2.26	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,043	1,121	1,047	1,187	1,574	863	923	879	1,062	1,117

66	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.17	$2.31	$1.92	$1.74	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92
Accumulation unit value at end of period	$2.81	$2.17	$2.31	$1.92	$1.74	$1.75	$1.56	$1.20	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	17,063	14,556	13,049	10,466	8,407	5,799	2,862	2,240	2,396	2,080
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3,306	2,612	1,891	1,617	2,529	1,414	319	181	60	30
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,206	868	960	1,349	785	1,068	96	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.57	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,507	1,378	1,003	804	889	441	366	105	93	29
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.99	$2.12	$1.74	$1.73	$1.65	$1.56	$1.20	$1.09	$1.30	$1.04
Accumulation unit value at end of period	$2.66	$1.99	$2.12	$1.74	$1.73	$1.65	$1.56	$1.20	$1.09	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	498	548	546	543	670	565	784	929	1,540	1,299
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.61	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,100	1,919	1,834	1,591	994	367	170	29	43	16
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.47	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.97
Accumulation unit value at end of period	$1.50	$1.21	$1.47	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,948	2,357	2,738	3,179	1,273	991	1,183	1,325	1,620	1,824
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.94	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,148	1,038	785	622	664	403	199	115	58	26
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85
Accumulation unit value at end of period	$2.52	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	631	618	600	585	609	712	656	461	463	376
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.65	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,705	1,596	1,416	1,166	978	717	243	69	67	1
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.78	$2.08	$1.86	$1.65	$1.75	$1.58	$1.16	$0.99	$1.09	$0.90
Accumulation unit value at end of period	$2.32	$1.78	$2.08	$1.86	$1.65	$1.75	$1.58	$1.16	$0.99	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,560	1,688	1,968	2,217	2,471	2,745	2,886	3,017	3,744	4,691
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.45	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	718	613	663	606	533	346	215	74	67	32
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$2.12	$1.91	$1.70	$1.77	$1.69	$1.15	$0.99	$1.09	$0.87
Accumulation unit value at end of period	$2.13	$1.83	$2.12	$1.91	$1.70	$1.77	$1.69	$1.15	$0.99	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	539	568	674	761	875	918	896	781	676	617
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.25	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	8,648	6,126	4,661	3,183	2,610	1,237	707	365	218	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.35	$1.93	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	712	734	717	726	804	560	211	71	62	16
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,466	2,479	2,000	1,940	1,702	1,087	994	206	189	42

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	67

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08
Accumulation unit value at end of period	$1.24	$1.17	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,614	1,166	1,419	2,193	1,849	2,021	2,507	4,645	5,279	6,531
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.46	$0.53	$0.53	$0.48	$0.64	$0.78	$0.88	$0.91	$1.05	$0.91
Accumulation unit value at end of period	$0.49	$0.46	$0.53	$0.53	$0.48	$0.64	$0.78	$0.88	$0.91	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,770	2,089	2,343	2,838	3,623	3,980	4,239	4,449	5,100	5,474
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,593	2,266	1,047	929	582	212	142	72	56	32
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	678	620	764	719	674	373	157	80	41	5
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.99	$1.11	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.89	$0.97	$0.99	$1.11	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,583	2,002	2,173	2,302	1,526	677	424	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,784	2,792	1,278	1,179	684	346	207	200	79	61
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.44	$1.42	$1.32	$1.35	$1.26	$1.35	$1.29	$1.19	$1.15
Accumulation unit value at end of period	$1.51	$1.41	$1.44	$1.42	$1.32	$1.35	$1.26	$1.35	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,244	1,394	1,677	1,847	2,104	2,625	3,341	5,553	5,537	6,274
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00
Accumulation unit value at end of period	$1.94	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,431	2,352	2,574	2,272	1,735	993	306	159	95	44
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,104	3,014	2,568	1,882	864	430	147	75	74	20
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,226	1,815	1,346	408	253	166	45	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,939	5,515	6,002	6,553	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	$1.00
Accumulation unit value at end of period	$3.55	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,882	1,819	1,364	874	283	204	102	13	7	7
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.33	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	722	741	567	467	508	350	109	47	24	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$2.77	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,997	3,518	3,486	2,783	1,272	779	277	83	76	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.23	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	616	632	437	346	477	406	187	117	102	13
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.42	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,782	1,575	1,084	526	450	450	186	133	62	—

68	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,724	1,042	672	485	257	152	75	51	28	9
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.95	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2,307	2,109	1,740	1,106	567	254	165	109	86	20
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.26	$2.54	$2.22	$1.86	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98
Accumulation unit value at end of period	$2.86	$2.26	$2.54	$2.22	$1.86	$1.88	$1.70	$1.26	$1.09	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,021	1,020	734	610	392	298	303	293	322	235
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,524	1,698	1,492	1,631	924	492	117	89	44	44
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$2.98	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	872	907	1,039	801	778	464	215	146	92	12
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,547	2,567	2,097	1,668	1,512	615	167	72	35	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,124	1,029	1,108	1,145	1,306	1,432	1,593	81	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.33	$1.23	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06
Accumulation unit value at end of period	$1.42	$1.34	$1.36	$1.33	$1.23	$1.26	$1.27	$1.23	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,266	5,503	5,818	6,139	7,576	9,450	14,511	10,750	9,888	9,427
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$2.25	$1.87	$1.75	$1.77	$1.60	$1.23	$1.07	$1.12	$0.97
Accumulation unit value at end of period	$2.69	$2.07	$2.25	$1.87	$1.75	$1.77	$1.60	$1.23	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	19,013	19,261	18,152	17,607	19,080	17,069	16,550	16,893	19,196	20,266
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.99	$2.36	$1.98	$1.79	$1.84	$1.75	$1.30	$1.15	$1.31	$1.03
Accumulation unit value at end of period	$2.42	$1.99	$2.36	$1.98	$1.79	$1.84	$1.75	$1.30	$1.15	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	10,183	10,467	9,892	9,875	10,508	9,737	9,717	10,305	11,982	13,369
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.45	$1.13	$1.20	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93
Accumulation unit value at end of period	$1.54	$1.22	$1.45	$1.13	$1.20	$1.18	$1.30	$1.01	$0.85	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,198	1,356	1,515	1,490	2,011	1,499	1,418	1,463	1,595	1,884
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,351	12,730	10,110	6,134	4,411	2,620	687	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.12	$1.02	$1.03	$1.03	$0.91	$0.90	$0.71	$0.76	$0.64
Accumulation unit value at end of period	$1.25	$1.03	$1.12	$1.02	$1.03	$1.03	$0.91	$0.90	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	2,269	2,445	2,987	3,404	3,776	4,104	4,375	3,691	3,952	3,862
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,054	8,041	8,105	7,168	5,696	4,262	778	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.71	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90
Accumulation unit value at end of period	$1.86	$1.54	$1.71	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,741	3,913	4,207	4,466	4,901	5,177	5,271	5,609	6,373	7,190
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$2.18	$1.99	$1.55	$1.69	$1.70	$1.26	$1.08	$1.13	$0.89
Accumulation unit value at end of period	$2.35	$1.88	$2.18	$1.99	$1.55	$1.69	$1.70	$1.26	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,077	3,953	3,729	3,512	3,279	3,329	3,110	3,178	3,786	3,986

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	69

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	670	540	622	558	375	70	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.06	$0.94	$0.91	$0.82
Accumulation unit value at end of period	$2.55	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.06	$0.94	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	770	927	767	792	1,001	980	1,064	1,083	1,023	1,238
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$2.13	$1.58	$1.60	$1.56	$1.55	$1.23	$1.03	$1.14	$0.99
Accumulation unit value at end of period	$2.37	$1.83	$2.13	$1.58	$1.60	$1.56	$1.55	$1.23	$1.03	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,323	5,274	4,417	3,560	3,994	3,187	2,734	2,626	2,786	2,749
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.56	$1.48	$1.41	$1.46	$1.44	$1.46	$1.31	$1.31	$1.16
Accumulation unit value at end of period	$1.61	$1.47	$1.56	$1.48	$1.41	$1.46	$1.44	$1.46	$1.31	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	6,937	7,515	9,029	10,303	12,175	13,930	17,016	21,536	23,258	25,717
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	344	386	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.28	$2.02	$1.74	$1.87	$1.69	$1.22	$1.05	$1.08	$0.89
Accumulation unit value at end of period	$2.52	$2.02	$2.28	$2.02	$1.74	$1.87	$1.69	$1.22	$1.05	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,785	3,907	3,784	3,362	3,050	2,678	2,685	2,726	3,160	3,510
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.41	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	319	271	248	369	432	438	425	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,577	4,470	5,372	4,742	3,739	3,808	2,661	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.80	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88
Accumulation unit value at end of period	$2.23	$1.80	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,613	1,770	1,909	2,249	2,546	2,877	3,585	3,976	4,635	4,681
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	$1.00	—
Accumulation unit value at end of period	$2.12	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	1,162	1,533	1,970	2,397	1,631	1,660	1,702	1,562	1,651	—
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.23	$2.24	$1.96	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06
Accumulation unit value at end of period	$2.92	$2.23	$2.24	$1.96	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,420	1,662	1,748	1,949	2,703	1,707	1,246	962	1,130	988
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.71	$1.41	$1.43	$1.49	$1.50	$1.28	$1.12	$1.22	$1.10
Accumulation unit value at end of period	$1.82	$1.43	$1.71	$1.41	$1.43	$1.49	$1.50	$1.28	$1.12	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,537	1,800	2,075	2,389	2,945	2,805	2,809	3,039	3,450	3,301
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.57	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	$1.00	—	—
Accumulation unit value at end of period	$2.08	$1.57	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	502	654	643	796	933	840	909	969	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,257	2,603	2,474	3,013	4,414	5,165	1,754	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,571	6,292	—	—	—	—	—	—	—	—

70	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,396	3,923	4,839	4,370	2,374	979	299	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85
Accumulation unit value at end of period	$2.50	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2,247	2,116	1,939	1,956	2,118	2,005	2,391	2,790	3,226	3,982
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,721	1,854	1,638	1,810	2,427	2,205	389	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.29	$1.29	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.29	$1.29	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,949	2,114	2,208	2,381	2,412	—	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.32	$2.33	$2.05	$1.87	$2.21	$1.99	$1.67	$1.49	$1.42	$1.26
Accumulation unit value at end of period	$2.86	$2.32	$2.33	$2.05	$1.87	$2.21	$1.99	$1.67	$1.49	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	4,751	4,854	5,295	5,654	5,455	5,666	5,179	4,763	5,414	4,597
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.38	$2.17	$1.59	$1.76	$1.89	$1.88	$1.38	$1.29	$1.40	$1.07
Accumulation unit value at end of period	$3.29	$2.38	$2.17	$1.59	$1.76	$1.89	$1.88	$1.38	$1.29	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	2,042	1,943	1,378	1,322	1,535	1,428	1,412	1,732	2,237	1,802
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.52	$1.41	$1.38	$1.41	$1.25	$1.24	$0.96	$1.08	$0.89
Accumulation unit value at end of period	$1.62	$1.38	$1.52	$1.41	$1.38	$1.41	$1.25	$1.24	$0.96	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,037	1,258	1,532	2,140	2,695	2,846	3,090	3,076	3,474	3,753
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.41	$1.13	$1.16	$1.15	$1.21	$1.04	$0.88	$1.02	$0.84
Accumulation unit value at end of period	$1.46	$1.16	$1.41	$1.13	$1.16	$1.15	$1.21	$1.04	$0.88	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	854	912	921	936	1,079	1,129	1,135	1,263	1,289	1,411
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.05	$2.21	$1.89	$1.74	$1.77	$1.63	$1.20	$1.09	$1.14	$0.94
Accumulation unit value at end of period	$2.55	$2.05	$2.21	$1.89	$1.74	$1.77	$1.63	$1.20	$1.09	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	615	488	493	491	525	493	429	473	543	527
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.88	$0.96	$0.91	$0.93	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	538	514	505	362	277	70	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.62	$1.44	$1.29	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14
Accumulation unit value at end of period	$1.67	$1.51	$1.62	$1.44	$1.29	$1.44	$1.45	$1.46	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,562	2,749	3,180	3,154	3,648	5,504	6,989	9,044	8,355	8,208
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	797	699	658	680	654	380	207	90	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$1.03	$1.00	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,577	3,912	4,577	2,632	1,389	1,099	576	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,054	4,094	3,922	2,933	2,739	2,694	1,200	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,635	5,342	2,106	1,598	1,361	721	355	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	35,373	37,619	37,388	37,852	40,657	39,641	37,097	30,798	27,379	9,088

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	71

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	31,796	37,158	41,390	47,922	57,650	61,976	97,109	109,832	142,959	168,024
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.77	$1.35	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.85	$1.44	$1.77	$1.35	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,263	3,391	2,635	2,036	1,736	953	492	195	181	59
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21,788	19,571	20,282	22,999	19,512	19,398	24,424	33,352	25,356	11,374
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	31,846	34,013	39,711	50,597	52,520	64,928	107,857	191,955	172,997	169,771
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,765	16,215	3,674	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,288	14,644	3,261	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88,836	78,394	78,932	84,132	49,423	29,190	12,422	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259,634	259,404	266,316	281,192	203,172	143,077	60,795	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,425,722	1,457,370	1,376,963	1,281,709	1,150,172	795,285	303,834	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,880,355	1,935,601	1,895,549	1,830,017	1,498,589	1,060,757	459,820	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.66	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	249,018	232,423	231,878	234,086	230,941	221,597	205,380	188,879	158,255	77,581
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	481,057	538,897	601,348	670,062	745,592	820,237	964,702	1,029,788	1,147,869	1,296,870
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	124,755	133,681	134,450	135,206	138,540	133,178	135,654	118,429	110,904	43,655
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	100,628	121,360	142,292	164,597	194,703	218,248	350,986	428,503	553,318	640,890
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	70,164	57,882	55,606	57,950	53,926	50,355	50,123	55,877	48,500	25,835
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	103,336	114,508	133,233	161,724	177,375	206,057	275,868	368,244	376,142	404,992

72	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	964	644	847	869	690	489	41	46	8	7
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.46	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	502	458	469	464	504	379	232	69	45	18
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90
Accumulation unit value at end of period	$2.13	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	563	684	827	928	1,126	1,320	1,631	1,764	2,094	2,609
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.46	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	607	601	371	326	401	168	82	25	12	6
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.07	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	527	528	371	332	279	225	87	37	22	17
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$2.00	$1.89	$1.52	$1.70	$1.68	$1.26	$1.12	$1.19	$0.97
Accumulation unit value at end of period	$2.02	$1.71	$2.00	$1.89	$1.52	$1.70	$1.68	$1.26	$1.12	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	613	716	756	877	1,076	1,237	1,526	1,854	2,309	2,880
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,729	22,819	13,765	1,592	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406,725	279,931	163,769	36,430	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	278,100	209,061	131,449	18,587	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$2.07	$1.58	$1.62	$1.63	$1.73	$1.43	$1.19	$1.40	$1.14
Accumulation unit value at end of period	$2.17	$1.69	$2.07	$1.58	$1.62	$1.63	$1.73	$1.43	$1.19	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	3,662	4,090	4,156	4,380	4,923	5,399	5,572	5,891	6,758	7,421
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.28	$2.34	$1.98	$1.76	$1.79	$1.73	$1.30	$1.10	$1.15	$0.94
Accumulation unit value at end of period	$2.96	$2.28	$2.34	$1.98	$1.76	$1.79	$1.73	$1.30	$1.10	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,565	2,858	3,146	3,468	4,034	4,250	4,824	5,244	5,910	6,752
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.37	$1.11	$1.09	$1.08	$1.16	$0.98	$0.87	$1.01	$0.88
Accumulation unit value at end of period	$1.28	$1.12	$1.37	$1.11	$1.09	$1.08	$1.16	$0.98	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,015	1,141	1,286	1,209	1,496	1,484	1,596	1,820	1,958	2,182
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.18	$2.38	$2.00	$1.80	$1.88	$1.72	$1.33	$1.16	$1.24	$1.02
Accumulation unit value at end of period	$2.84	$2.18	$2.38	$2.00	$1.80	$1.88	$1.72	$1.33	$1.16	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,118	1,310	1,333	1,398	1,592	1,680	1,777	2,194	2,727	711
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.62	$2.61	$2.10	$1.97	$2.05	$2.11	$1.42	$1.33	$1.41	$1.13
Accumulation unit value at end of period	$3.23	$2.62	$2.61	$2.10	$1.97	$2.05	$2.11	$1.42	$1.33	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	2,608	2,666	2,114	2,098	2,213	1,782	1,684	1,836	1,868	2,174
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,070	846	862	475	350	442	234	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	73

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.29	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$2.92	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.99	$1.00	$0.72	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$0.94	$0.79	$0.99	$1.00	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	30	11	3	14	32	9	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$2.06	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	42	41	35	28	39	39	23	14
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.41	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	31	13	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.84	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	115	159	182	182	27	35	35	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.55	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$2.08	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$2.26	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	32	32	26	26	26	26	26	14
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.88	$0.87	$0.90	$0.92	$0.95	$1.00	—
Accumulation unit value at end of period	$0.80	$0.79	$0.88	$0.87	$0.90	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.91	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	38	38	32	32	33	34	34	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	49	37	38	39	40	40	40	15
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.91	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	23
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	28	28	—	—	—	184	117	46
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.45	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	93	85	83	85	87	91	92	100

74	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.42	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	67	68	69	73	77	78	104	37
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	50	44	45	48	51	49	50	102
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$2.53	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	20	22	22	23	23	26	23	15
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$2.40	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	33	90	90	90	90	—	—	16
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17	21	21	21	21	21	21	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$1.20	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$2.09	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	6	3	3	3	3	3	3	3
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	15	19	18	19	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.20	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$2.06	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	4	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.86	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	123	123	115	117	119	111	139	178
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.63	$1.49	$1.29	$1.39	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.38	$1.63	$1.49	$1.29	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16	31	16	16	16	21	18	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	36	39	61	74	40	58	66	63
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	75

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—
Accumulation unit value at end of period	$0.88	$0.89	$0.97	$0.99	$1.10	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.61	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	20	22	42	42	69	56	45	40
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	4	4	10
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$1.18	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$2.59	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	3	3	1	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$2.32	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.19	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23	23	17	17	17	17	15	8
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.33	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.87	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	23	13	2	9	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	21	21
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.33	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	1	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	13	77	33	32
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$2.18	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.41	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	11	9	12	7	15	12	8	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	—	—	—

76	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.21	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	40	39	59	56	75	72	74	14
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.87	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	11	16	16	23	18	23	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	37	45	38	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.35	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.99	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	32	28	29	29	30	31	42	20
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.86	$0.94	$0.90	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.87	$1.38	$1.40	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$2.08	$1.60	$1.87	$1.38	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	14	13	8	5	5	5	3	6
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$1.07	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.12	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	23	8	2	12	—	8	5	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.29	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.09	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	28	104	130	83	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.41	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	17	17	17	14	13
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	77

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.83	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	7	7	19	8	8	18	4
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$2.20	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	5
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$2.14	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.88	$0.96	$0.91	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	12	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$0.98	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	48	13	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	208	208	163	53	53	53	53	53
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.52	$1.17	$1.19	$1.22	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.59	$1.24	$1.52	$1.17	$1.19	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24	45	31	31	65	42	24	24
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	12	12	12	81
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.18	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.25	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,269	532	—	198	—	—	—	—

78	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.40	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	1,901	2,706	2,673	3,082	3,221	1,702	763	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,519	8,023	8,887	8,948	9,290	11,358	11,955	8,497
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	803	809	827	847	1,110	1,111	1,111	318
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	374	362	297	283	285	274	258	18
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	616	641	723	619	517	571	573	140
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$2.01	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	23	23	24	25	26	26	5
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.71	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	403	438	405	78	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	23	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.16	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	9	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.72	$1.38	$1.29	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$2.12	$1.72	$1.72	$1.38	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	22	14	2	10	—	—	—	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$1.19	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	79

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,133	1,199	682	577	504	435	433	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05
Accumulation unit value at end of period	$2.01	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	100	84	253	259	277	290	309	288	415	437
AB VPS Growth and Income Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$2.33	$2.50	$2.13	$1.95	$1.94	$1.80	$1.35	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$2.84	$2.33	$2.50	$2.13	$1.95	$1.94	$1.80	$1.35	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	783	883	1,042	1,165	1,389	1,629	1,714	2,074	2,548	3,288
AB VPS International Value Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.59	$2.09	$1.69	$1.72	$1.70	$1.84	$1.52	$1.35	$1.69	$1.64
Accumulation unit value at end of period	$1.83	$1.59	$2.09	$1.69	$1.72	$1.70	$1.84	$1.52	$1.35	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,521	1,760	2,127	2,375	2,643	3,099	3,734	4,866	6,458
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.90	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,358	2,049	1,748	1,439	1,422	954	660	660	250	11
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,892	3,975	4,151	3,546	3,236	2,228	543	—	—	—
American Century VP International, Class II (2/13/2002)
Accumulation unit value at beginning of period	$1.79	$2.13	$1.65	$1.77	$1.78	$1.91	$1.58	$1.32	$1.52	$1.36
Accumulation unit value at end of period	$2.26	$1.79	$2.13	$1.65	$1.77	$1.78	$1.91	$1.58	$1.32	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	426	466	516	573	661	780	850	987	1,335	1,679
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86
Accumulation unit value at end of period	$2.39	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	564	620	841	822	522	574	599	625	582	775
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90
Accumulation unit value at end of period	$3.17	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	559	546	530	641	631	701	770	915	992	992
American Century VP Value, Class II (2/13/2002)
Accumulation unit value at beginning of period	$2.45	$2.73	$2.54	$2.14	$2.26	$2.02	$1.56	$1.38	$1.38	$1.24
Accumulation unit value at end of period	$3.07	$2.45	$2.73	$2.54	$2.14	$2.26	$2.02	$1.56	$1.38	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	3,603	3,858	4,171	4,465	4,733	4,750	4,853	4,953	5,339	5,469
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,355	4,558	4,381	4,425	4,355	3,099	1,906	428	—	—
Calvert VP SRI Balanced Portfolio – Class I (2/13/2002)
Accumulation unit value at beginning of period	$1.83	$1.91	$1.72	$1.62	$1.67	$1.54	$1.33	$1.21	$1.17	$1.06
Accumulation unit value at end of period	$2.26	$1.83	$1.91	$1.72	$1.62	$1.67	$1.54	$1.33	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	380	385	419	452	524	596	614	583	649	737
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84
Accumulation unit value at end of period	$2.85	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	106	113	107	116	150	176	184	116	142	172
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.11	$2.27	$2.00	$1.91	$1.90	$1.74	$1.45	$1.29	$1.27	$1.14
Accumulation unit value at end of period	$2.56	$2.11	$2.27	$2.00	$1.91	$1.90	$1.74	$1.45	$1.29	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	11,684	11,070	10,404	9,620	6,606	4,407	3,681	3,269	3,744	4,325
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	728	820	1,020	675	523	355	32	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.07	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,948	5,072	5,544	5,240	3,941	1,859	342	—	—	—

80	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	$1.00
Accumulation unit value at end of period	$3.20	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,182	1,138	744	732	705	509	134	80	49	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.32	$2.44	$1.99	$1.87	$1.87	$1.65	$1.25	$1.11	$1.07	$0.92
Accumulation unit value at end of period	$2.86	$2.32	$2.44	$1.99	$1.87	$1.87	$1.65	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,064	1,148	1,237	1,598	1,912	2,126	2,670	3,109	3,980	5,013
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.88	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.80	$0.79	$0.88	$0.86	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	383	377	369	404	489	339	252	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.38	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,939	2,622	2,889	2,878	2,367	2,401	1,739	1,079	901	293
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.65	$2.85	$2.53	$2.25	$2.34	$2.16	$1.72	$1.53	$1.63	$1.41
Accumulation unit value at end of period	$3.25	$2.65	$2.85	$2.53	$2.25	$2.34	$2.16	$1.72	$1.53	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	2,966	3,235	4,113	4,760	5,343	6,204	7,057	8,522	11,111	13,939
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,094	946	1,039	680	523	498	254	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.43	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4,559	4,514	3,822	2,784	2,778	2,626	2,147	1,444	982	417
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.11	$4.02	$2.76	$2.66	$2.96	$3.07	$3.16	$2.65	$3.40	$2.87
Accumulation unit value at end of period	$4.04	$3.11	$4.02	$2.76	$2.66	$2.96	$3.07	$3.16	$2.65	$3.40
Number of accumulation units outstanding at end of period (000 omitted)	553	592	653	762	971	1,096	1,470	1,611	1,940	2,468
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.98	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,551	1,568	1,392	1,282	1,407	1,544	1,916	2,345	1,777	517
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.48	$1.52	$1.64	$1.65	$1.81	$1.72	$1.66	$1.58
Accumulation unit value at end of period	$1.59	$1.45	$1.55	$1.48	$1.52	$1.64	$1.65	$1.81	$1.72	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	1,458	1,714	1,960	2,261	2,629	3,119	4,069	5,077	5,792	7,371
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	8,604	9,095	3,210	2,489	2,188	4,100	3,841	2,988	3,304	666
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07
Accumulation unit value at end of period	$0.98	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,989	2,503	1,767	2,795	2,879	3,212	3,817	3,990	5,730	7,758
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,247	3,157	3,432	3,485	3,338	3,308	2,366	2,347	1,717	478
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.51	$2.65	$2.52	$2.28	$2.33	$2.28	$2.18	$1.90	$1.82	$1.62
Accumulation unit value at end of period	$2.89	$2.51	$2.65	$2.52	$2.28	$2.33	$2.28	$2.18	$1.90	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	1,630	2,027	2,620	3,322	3,561	4,212	4,734	5,671	6,355	7,802
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,412	2,269	2,483	2,280	4,396	4,893	5,110	1,881	1,504	171
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.96	$2.06	$1.96	$1.79	$1.83	$1.79	$1.72	$1.52	$1.45	$1.29
Accumulation unit value at end of period	$2.25	$1.96	$2.06	$1.96	$1.79	$1.83	$1.79	$1.72	$1.52	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	2,202	2,510	3,053	3,559	2,525	2,885	3,286	4,217	4,518	5,416

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,545	2,749	2,912	2,637	2,161	2,661	3,597	5,512	3,728	428
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.56	$1.58	$1.54	$1.49	$1.51	$1.45	$1.50	$1.41	$1.34	$1.25
Accumulation unit value at end of period	$1.68	$1.56	$1.58	$1.54	$1.49	$1.51	$1.45	$1.50	$1.41	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6,204	6,366	7,414	8,459	9,169	10,127	12,817	18,482	20,159	26,396
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.40	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,294	2,357	2,115	1,967	1,957	871	780	441	347	100
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.16	$2.28	$1.80	$1.80	$1.67	$1.48	$1.15	$0.97	$1.02	$0.88
Accumulation unit value at end of period	$2.89	$2.16	$2.28	$1.80	$1.80	$1.67	$1.48	$1.15	$0.97	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	856	968	1,150	1,447	1,787	1,872	1,991	2,239	2,709	3,547
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.42	$2.57	$2.15	$1.95	$1.96	$1.75	$1.34	$1.18	$1.17	$1.03
Accumulation unit value at end of period	$3.13	$2.42	$2.57	$2.15	$1.95	$1.96	$1.75	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	11,080	9,042	7,913	6,216	5,727	4,397	3,312	2,590	3,038	3,421
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4,213	3,803	2,772	2,252	1,815	1,789	1,413	1,113	1,220	145
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,008	709	786	723	494	312	45	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.54	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,210	1,065	937	785	832	505	338	175	117	32
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.31	$2.45	$2.02	$2.00	$1.92	$1.81	$1.40	$1.27	$1.52	$1.22
Accumulation unit value at end of period	$3.08	$2.31	$2.45	$2.02	$2.00	$1.92	$1.81	$1.40	$1.27	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	228	284	285	308	383	371	453	560	877	1,155
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,968	1,952	1,960	1,984	1,816	845	674	522	263	53
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.75	$2.13	$1.69	$1.83	$1.76	$1.95	$1.61	$1.39	$1.60	$1.42
Accumulation unit value at end of period	$2.17	$1.75	$2.13	$1.69	$1.83	$1.76	$1.95	$1.61	$1.39	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	572	642	782	933	752	667	806	885	1,090	1,443
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.91	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,174	1,100	1,032	893	812	762	427	270	204	40
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.27	$2.62	$2.19	$1.85	$1.97	$1.79	$1.32	$1.12	$1.16	$0.97
Accumulation unit value at end of period	$2.83	$2.27	$2.62	$2.19	$1.85	$1.97	$1.79	$1.32	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	440	543	358	402	600	829	710	665	477	561
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.62	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,214	1,216	1,400	1,398	1,396	956	600	271	231	56
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11
Accumulation unit value at end of period	$2.83	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	438	467	468	533	648	721	814	1,034	1,325	1,680
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.43	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	968	1,062	1,153	1,169	1,180	797	659	471	170	22

82	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.74	$3.18	$2.87	$2.55	$2.67	$2.55	$1.74	$1.49	$1.65	$1.32
Accumulation unit value at end of period	$3.19	$2.74	$3.18	$2.87	$2.55	$2.67	$2.55	$1.74	$1.49	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	225	251	258	313	364	391	424	452	705	880
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	7,011	5,217	5,015	4,464	3,303	2,667	2,602	3,268	2,125	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.26	$2.07	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.32	$1.91	$2.26	$2.07	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,111	1,062	1,117	1,062	1,141	1,143	986	818	446	44
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	893	852	792	991	852	666	745	881	1,095	460
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.20	$1.20	$1.17	$1.16	$1.16	$1.11	$1.14	$1.14	$1.14	$1.12
Accumulation unit value at end of period	$1.27	$1.20	$1.20	$1.17	$1.16	$1.16	$1.11	$1.14	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,776	2,112	2,603	3,123	3,392	4,235	5,295	6,553	7,651	9,727
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87
Accumulation unit value at end of period	$0.46	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	581	596	1,528	815	1,068	1,397	1,744	2,125	2,408	2,563
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,752	1,327	1,328	1,294	1,263	1,122	991	1,384	857	109
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	569	503	577	608	716	593	347	376	230	6
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	731	890	888	1,113	918	474	184	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,020	1,561	1,373	1,133	984	1,111	1,311	1,762	1,438	237
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.41	$1.44	$1.42	$1.32	$1.36	$1.27	$1.36	$1.30	$1.19	$1.16
Accumulation unit value at end of period	$1.50	$1.41	$1.44	$1.42	$1.32	$1.36	$1.27	$1.36	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,995	2,319	2,718	3,142	3,388	3,714	4,528	6,547	7,560	9,304
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.92	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,590	1,550	1,667	1,920	1,994	1,844	1,528	1,004	667	155
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.40	$1.14	$1.06	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.40	$1.14	$1.06	$1.17	$1.28	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,099	1,998	1,546	1,230	1,301	873	929	723	479	118
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.23	$1.01	$0.98	$1.04	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.23	$1.01	$0.98	$1.04	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,997	1,779	1,306	530	290	86	36	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,637	1,797	1,874	2,133	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	83

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.52	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,339	1,021	744	437	316	247	154	67	14
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.30	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	944	914	761	699	558	379	198	144	91	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.75	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,531	2,406	2,362	2,200	1,518	889	773	565	344	85
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.20	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,258	1,143	724	611	679	678	574	528	429	39
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.39	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,344	1,154	1,042	932	961	865	752	632	401	10
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	923	709	703	620	552	497	502	637	565	159
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.92	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2,139	2,013	1,763	1,394	1,007	575	560	544	381	67
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.58	$2.90	$2.54	$2.13	$2.15	$1.94	$1.45	$1.25	$1.35	$1.12
Accumulation unit value at end of period	$3.26	$2.58	$2.90	$2.54	$2.13	$2.15	$1.94	$1.45	$1.25	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	338	315	292	206	187	156	168	218	282	347
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,583	1,423	1,993	1,417	972	618	335	395	320	163
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$2.95	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,069	1,270	1,063	1,128	594	356	218	225	87
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,084	2,338	2,361	2,156	1,988	1,427	944	741	433	97
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	915	1,064	1,129	1,269	1,268	1,159	896	228	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06
Accumulation unit value at end of period	$1.41	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,623	3,601	3,408	4,072	4,727	6,455	8,259	5,538	6,419	6,500
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90
Accumulation unit value at end of period	$2.50	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,782	9,552	10,078	10,461	11,918	10,949	10,325	10,153	11,122	12,302
Fidelity® VIP Growth & Income Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.21	$2.47	$2.14	$1.87	$1.94	$1.78	$1.35	$1.16	$1.16	$1.02
Accumulation unit value at end of period	$2.83	$2.21	$2.47	$2.14	$1.87	$1.94	$1.78	$1.35	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,266	1,557	1,756	2,042	2,291	2,557	2,893	3,338	4,067	5,091
Fidelity® VIP Mid Cap Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.53	$4.19	$3.52	$3.18	$3.27	$3.12	$2.33	$2.05	$2.33	$1.84
Accumulation unit value at end of period	$4.29	$3.53	$4.19	$3.52	$3.18	$3.27	$3.12	$2.33	$2.05	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	4,405	4,418	4,805	4,976	5,488	5,341	5,816	6,547	8,022	9,514

84	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Overseas Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.85	$2.21	$1.72	$1.84	$1.80	$1.99	$1.54	$1.30	$1.59	$1.43
Accumulation unit value at end of period	$2.34	$1.85	$2.21	$1.72	$1.84	$1.80	$1.99	$1.54	$1.30	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	545	718	792	945	1,109	1,245	1,403	1,536	1,936	2,441
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,065	7,409	6,336	4,238	3,345	2,973	530	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.97	$2.14	$1.96	$1.97	$1.98	$1.75	$1.73	$1.37	$1.47	$1.23
Accumulation unit value at end of period	$2.38	$1.97	$2.14	$1.96	$1.97	$1.98	$1.75	$1.73	$1.37	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	834	991	1,155	1,402	1,733	1,968	2,260	2,435	2,639	3,274
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,083	5,060	4,376	4,296	5,121	4,599	864	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.08	$2.32	$2.17	$1.89	$2.01	$1.90	$1.50	$1.33	$1.36	$1.24
Accumulation unit value at end of period	$2.52	$2.08	$2.32	$2.17	$1.89	$2.01	$1.90	$1.50	$1.33	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	1,684	1,948	2,087	2,078	2,317	2,485	2,751	3,107	3,633	4,727
Franklin Small Cap Value VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.09	$3.59	$3.29	$2.56	$2.79	$2.81	$2.09	$1.78	$1.88	$1.48
Accumulation unit value at end of period	$3.86	$3.09	$3.59	$3.29	$2.56	$2.79	$2.81	$2.09	$1.78	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	1,940	1,847	2,091	2,042	2,005	2,092	1,922	2,057	2,496	2,911
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.09	$3.50	$3.19	$2.84	$3.16	$2.82	$2.15	$1.83	$1.98	$1.60
Accumulation unit value at end of period	$4.02	$3.09	$3.50	$3.19	$2.84	$3.16	$2.82	$2.15	$1.83	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	1,080	1,247	1,532	1,808	2,160	2,452	2,896	3,719	4,717	6,137
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	822	602	530	392	337	85	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.46	$2.66	$2.17	$1.98	$2.01	$1.75	$1.28	$1.14	$1.10	$0.99
Accumulation unit value at end of period	$3.05	$2.46	$2.66	$2.17	$1.98	$2.01	$1.75	$1.28	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	757	1,006	1,085	1,312	1,573	1,694	2,113	2,613	3,289	4,364
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.33	$2.72	$2.02	$2.05	$2.00	$1.98	$1.58	$1.32	$1.46	$1.28
Accumulation unit value at end of period	$3.02	$2.33	$2.72	$2.02	$2.05	$2.00	$1.98	$1.58	$1.32	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	3,065	3,124	2,835	2,560	3,117	2,651	2,554	2,440	2,763	2,966
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.55	$1.48	$1.53	$1.51	$1.54	$1.38	$1.38	$1.22
Accumulation unit value at end of period	$1.68	$1.53	$1.63	$1.55	$1.48	$1.53	$1.51	$1.54	$1.38	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	5,069	5,415	6,884	7,596	9,456	11,272	13,581	17,582	20,765	25,920
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.55	$2.89	$2.57	$2.21	$2.38	$2.16	$1.55	$1.33	$1.38	$1.14
Accumulation unit value at end of period	$3.18	$2.55	$2.89	$2.57	$2.21	$2.38	$2.16	$1.55	$1.33	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,984	2,251	2,294	2,023	1,973	1,628	1,577	1,506	1,679	2,099
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.39	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	599	704	739	955	1,178	1,420	2,006	2,437	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,664	2,577	3,205	3,225	3,496	2,734	2,301	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.12	$2.45	$2.11	$1.83	$1.97	$1.83	$1.36	$1.16	$1.20	$1.05
Accumulation unit value at end of period	$2.62	$2.12	$2.45	$2.11	$1.83	$1.97	$1.83	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,928	2,195	2,400	2,997	3,560	3,960	4,816	5,740	7,423	9,203
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	$1.00	—
Accumulation unit value at end of period	$2.15	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	538	589	914	995	768	900	810	429	539	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	85

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$2.71	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	253	267	301	354	521	411	367	341	383	387
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22
Accumulation unit value at end of period	$2.00	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	544	665	733	949	1,076	1,050	959	1,079	1,233	1,536
Invesco V.I. Mid Cap Growth Fund, Series I Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.10	$1.58	$1.70	$1.40	$1.41	$1.41	$1.32	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	169	189	196	147	124	123	153	—	—
*Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.06	$1.56	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	273	315	316	478	556	596	682	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Invesco V.I. Technology Fund, Series I Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.90	$1.93	$1.44	$1.47	$1.39	$1.27	$1.03	$0.94	$1.00	$0.83
Accumulation unit value at end of period	$2.55	$1.90	$1.93	$1.44	$1.47	$1.39	$1.27	$1.03	$0.94	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	453	494	463	432	506	505	586	728	1,003	1,578
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	843	865	917	1,230	2,299	3,297	1,387	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,835	3,224	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,282	3,245	3,672	4,198	2,494	787	243	—	—	—
Janus Henderson VIT Global Technology Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.46	$3.47	$2.43	$2.16	$2.09	$1.93	$1.44	$1.23	$1.36	$1.11
Accumulation unit value at end of period	$4.96	$3.46	$3.47	$2.43	$2.16	$2.09	$1.93	$1.44	$1.23	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	73	69	67	69	85	88	93	96	122	169
Janus Henderson VIT Overseas Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.00	$2.38	$1.84	$2.00	$2.22	$2.55	$2.26	$2.02	$3.02	$2.45
Accumulation unit value at end of period	$2.50	$2.00	$2.38	$1.84	$2.00	$2.22	$2.55	$2.26	$2.02	$3.02
Number of accumulation units outstanding at end of period (000 omitted)	64	97	112	139	157	190	240	318	534	725
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84
Accumulation unit value at end of period	$2.47	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,298	936	963	1,036	872	904	1,063	1,400	1,827
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,273	1,304	1,080	996	839	677	397	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	927	1,016	1,136	1,326	1,466	—	—	—	—	—
MFS® New Discovery Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$2.56	$2.64	$2.11	$1.97	$2.03	$2.23	$1.59	$1.34	$1.51	$1.12
Accumulation unit value at end of period	$3.58	$2.56	$2.64	$2.11	$1.97	$2.03	$2.23	$1.59	$1.34	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	319	330	383	466	530	703	924	1,014	1,248	1,318
MFS® Utilities Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$4.02	$4.04	$3.57	$3.25	$3.86	$3.47	$2.92	$2.61	$2.48	$2.21
Accumulation unit value at end of period	$4.96	$4.02	$4.04	$3.57	$3.25	$3.86	$3.47	$2.92	$2.61	$2.48
Number of accumulation units outstanding at end of period (000 omitted)	1,860	1,841	2,062	2,066	2,380	2,670	2,644	2,679	2,928	2,748

86	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98
Accumulation unit value at end of period	$2.97	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,527	1,151	745	647	865	1,012	933	1,242	1,686	1,284
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85
Accumulation unit value at end of period	$1.52	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	471	557	671	847	1,071	1,292	1,547	1,651	1,854	2,304
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75
Accumulation unit value at end of period	$1.28	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	111	113	157	182	206	208	237	220	287	320
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	$1.00
Accumulation unit value at end of period	$2.63	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	415	265	265	192	230	230	158	115	81	17
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.88	$0.96	$0.91	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	411	415	289	373	21	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11
Accumulation unit value at end of period	$1.60	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,080	2,306	2,689	3,195	3,992	5,897	7,334	9,642	8,325	7,492
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	324	269	262	370	339	332	233	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,114	2,254	1,961	1,423	928	580	264	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.49	$2.54	$2.23	$2.54	$2.39	$1.89	$1.35	$1.12	$1.15	$1.13
Accumulation unit value at end of period	$3.21	$2.49	$2.54	$2.23	$2.54	$2.39	$1.89	$1.35	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	326	358	451	532	506	379	412	433	508	683
Putnam VT International Equity Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.53	$1.91	$1.53	$1.58	$1.60	$1.74	$1.37	$1.14	$1.39	$1.28
Accumulation unit value at end of period	$1.89	$1.53	$1.91	$1.53	$1.58	$1.60	$1.74	$1.37	$1.14	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	175	193	257	286	335	320	366	444	703	801
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00
Accumulation unit value at end of period	$3.24	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	183	165	219	200	208	225	107	106	136	189
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,151	2,281	2,297	2,140	2,335	1,820	681	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,463	1,449	923	695	526	375	184	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	59,259	67,068	78,567	87,255	100,483	105,357	112,247	95,228	88,245	18,111
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,298	1,590	2,691	2,829	3,506	3,789	5,048	5,386	7,382	11,130
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.75	$1.34	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.83	$1.43	$1.75	$1.34	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,627	3,925	3,738	3,632	3,592	2,405	1,717	1,201	943	200
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	87

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	39,818	40,482	48,720	59,311	58,818	70,948	106,272	160,513	106,320	31,375
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,163	3,758	4,225	4,776	6,583	8,205	11,689	18,739	19,708	20,762
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,536	2,942	111	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,162	985	285	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,880	11,719	10,687	14,633	9,712	9,371	3,637	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,633	37,933	40,095	47,465	39,217	33,530	9,694	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214,205	221,885	231,063	234,714	242,820	202,464	52,708	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	270,038	290,652	306,488	322,387	324,682	292,621	141,007	36,030	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	639,487	687,203	732,837	776,338	817,719	863,442	970,843	983,581	803,653	267,638
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	26,188	30,699	35,938	42,319	48,141	55,451	63,550	66,495	76,905	95,000
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	198,212	238,218	284,009	321,871	363,007	395,159	448,743	416,636	380,432	98,233
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5,781	7,045	8,352	8,425	11,325	12,393	17,092	20,325	28,510	43,525
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	104,479	109,727	126,804	147,800	157,110	182,170	236,976	315,033	235,332	82,795
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,117	9,224	11,178	14,197	16,266	19,251	23,130	30,768	33,844	38,588
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,089	1,143	1,062	1,219	969	823	728	1,316	1,006	184
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.43	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	660	732	811	885	968	726	424	354	310	38

88	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87
Accumulation unit value at end of period	$2.04	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	278	311	354	386	452	510	560	547	742	1,020
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00
Accumulation unit value at end of period	$2.44	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	538	397	388	318	346	228	272	178	96	18
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.05	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	279	267	344	355	324	315	238	215	165	74
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.66	$3.11	$2.94	$2.37	$2.65	$2.63	$1.97	$1.76	$1.86	$1.52
Accumulation unit value at end of period	$3.14	$2.66	$3.11	$2.94	$2.37	$2.65	$2.63	$1.97	$1.76	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	625	671	745	878	1,013	1,110	1,346	1,725	2,181	2,661
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,661	2,924	1,781	227	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41,911	28,905	19,202	4,033	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,067	24,516	13,799	3,724	—	—	—	—	—	—
Wanger International (2/13/2002)
Accumulation unit value at beginning of period	$3.60	$4.43	$3.37	$3.46	$3.50	$3.70	$3.06	$2.55	$3.02	$2.45
Accumulation unit value at end of period	$4.62	$3.60	$4.43	$3.37	$3.46	$3.50	$3.70	$3.06	$2.55	$3.02
Number of accumulation units outstanding at end of period (000 omitted)	998	1,159	1,316	1,545	1,784	2,115	2,380	2,671	3,403	4,188
Wanger USA (2/13/2002)
Accumulation unit value at beginning of period	$3.43	$3.53	$2.98	$2.66	$2.70	$2.61	$1.98	$1.67	$1.75	$1.43
Accumulation unit value at end of period	$4.45	$3.43	$3.53	$2.98	$2.66	$2.70	$2.61	$1.98	$1.67	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	1,487	1,709	1,967	2,385	2,789	3,101	3,704	4,290	5,535	7,116
Wells Fargo VT Index Asset Allocation Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.30	$2.40	$2.17	$2.04	$2.03	$1.74	$1.48	$1.32	$1.26	$1.12
Accumulation unit value at end of period	$2.74	$2.30	$2.40	$2.17	$2.04	$2.03	$1.74	$1.48	$1.32	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	120	267	333	371	407	424	445	523	603	776
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.50	$1.83	$1.49	$1.46	$1.45	$1.55	$1.31	$1.17	$1.36	$1.18
Accumulation unit value at end of period	$1.71	$1.50	$1.83	$1.49	$1.46	$1.45	$1.55	$1.31	$1.17	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	593	597	797	819	970	969	1,078	1,221	1,411	1,780
Wells Fargo VT Opportunity Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.69	$2.94	$2.47	$2.23	$2.32	$2.13	$1.65	$1.45	$1.55	$1.27
Accumulation unit value at end of period	$3.50	$2.69	$2.94	$2.47	$2.23	$2.32	$2.13	$1.65	$1.45	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	888	1,019	1,139	1,077	1,223	954	1,074	1,295	1,577	941
Wells Fargo VT Small Cap Growth Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.03	$3.02	$2.43	$2.28	$2.38	$2.46	$1.65	$1.55	$1.65	$1.31
Accumulation unit value at end of period	$3.73	$3.03	$3.02	$2.43	$2.28	$2.38	$2.46	$1.65	$1.55	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	1,586	1,463	1,152	1,098	1,391	951	1,040	1,006	1,106	1,331
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	751	537	493	345	383	293	47	—	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	28	81	56	48	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	89

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.78	$1.32	$1.35	$1.33	$1.29	$1.06	$0.95	$1.25	$1.07
Accumulation unit value at end of period	$2.03	$1.58	$1.78	$1.32	$1.35	$1.33	$1.29	$1.06	$0.95	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	64	83	46	17	16	18	37	42	48	56
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.96	$2.11	$1.80	$1.64	$1.64	$1.52	$1.14	$0.99	$0.94	$0.84
Accumulation unit value at end of period	$2.39	$1.96	$2.11	$1.80	$1.64	$1.64	$1.52	$1.14	$0.99	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	171	119	100	153	166	200	202	247	277	181
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.76	$1.00	$0.81	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79
Accumulation unit value at end of period	$0.88	$0.76	$1.00	$0.81	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	620	669	709	635	697	817	857	911	1,158	1,366
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.59	$2.57	$1.97	$1.95	$1.78	$1.59	$1.17	$1.02	$1.07	$0.99
Accumulation unit value at end of period	$3.44	$2.59	$2.57	$1.97	$1.95	$1.78	$1.59	$1.17	$1.02	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	136	126	108	202	204	75	70	39	17	20
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	305	374	312	297	213	65	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.31	$2.69	$2.44	$2.01	$2.07	$1.80	$1.41	$1.23	$1.25	$1.07
Accumulation unit value at end of period	$2.94	$2.31	$2.69	$2.44	$2.01	$2.07	$1.80	$1.41	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	187	219	277	276	265	311	302	323	327	359
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.49	$2.51	$1.92	$1.87	$1.78	$1.64	$1.21	$1.08	$1.09	$0.95
Accumulation unit value at end of period	$3.31	$2.49	$2.51	$1.92	$1.87	$1.78	$1.64	$1.21	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	199	223	182	145	135	124	105	96	96	90
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$2.04	$1.90	$1.60	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93
Accumulation unit value at end of period	$2.29	$1.83	$2.04	$1.90	$1.60	$1.69	$1.52	$1.17	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	533	567	658	735	784	875	941	1,133	1,106	984
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	232	271	247	307	367	268	31	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (6/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.37	$1.09	$1.17	$1.18	$1.23	$1.06	$0.87	$1.04	$0.96
Accumulation unit value at end of period	$1.35	$1.14	$1.37	$1.09	$1.17	$1.18	$1.23	$1.06	$0.87	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	110	115	129	166	187	214	274	236	280	311
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84
Accumulation unit value at end of period	$2.83	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	132	124	75	76	48	71	69	46	47	46
Columbia Variable Portfolio – Balanced Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$2.93	$3.15	$2.79	$2.65	$2.64	$2.43	$2.02	$1.79	$1.77	$1.60
Accumulation unit value at end of period	$3.55	$2.93	$3.15	$2.79	$2.65	$2.64	$2.43	$2.02	$1.79	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	16,878	18,752	20,765	22,904	24,698	26,658	29,047	31,868	35,492	41,584
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.90	$1.68	$1.60	$1.59	$1.46	$1.22	$1.08	$1.07	$0.96
Accumulation unit value at end of period	$2.14	$1.76	$1.90	$1.68	$1.60	$1.59	$1.46	$1.22	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,525	1,879	2,218	2,295	1,730	1,332	1,286	912	953	983
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	3	25	3	7	4	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.07	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	176	141	158	50	25	3	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.73	$2.23	$2.09	$2.11	$1.85	$1.40	$1.25	$1.21	$1.00
Accumulation unit value at end of period	$3.19	$2.59	$2.73	$2.23	$2.09	$2.11	$1.85	$1.40	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

90	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$2.75	$2.89	$2.36	$2.21	$2.22	$1.95	$1.48	$1.31	$1.27	$1.09
Accumulation unit value at end of period	$3.38	$2.75	$2.89	$2.36	$2.21	$2.22	$1.95	$1.48	$1.31	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	38,233	42,387	47,017	51,879	57,779	63,628	70,870	79,845	91,927	109,733
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.06	$2.17	$1.77	$1.66	$1.67	$1.46	$1.11	$0.99	$0.95	$0.82
Accumulation unit value at end of period	$2.54	$2.06	$2.17	$1.77	$1.66	$1.67	$1.46	$1.11	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	261	324	265	267	302	262	253	251	209	162
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.79	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	24	9	30	38	28	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.09	$1.85	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.37	$1.94	$2.09	$1.85	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38
Accumulation unit value at end of period	$3.16	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	17,556	19,926	22,876	26,192	29,749	34,044	38,256	43,172	51,706	62,741
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.79	$1.58	$1.41	$1.47	$1.36	$1.08	$0.96	$1.03	$0.89
Accumulation unit value at end of period	$2.03	$1.66	$1.79	$1.58	$1.41	$1.47	$1.36	$1.08	$0.96	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,180	1,451	1,611	1,749	1,706	1,947	2,125	2,176	2,480	2,761
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	126	144	45	49	48	18	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.42	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	12	15	25	25	22	18	16	8	2
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81
Accumulation unit value at end of period	$2.53	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	10,588	11,977	13,424	14,827	16,853	18,992	21,919	25,559	31,273	39,511
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$2.00	$1.38	$1.33	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44
Accumulation unit value at end of period	$2.01	$1.55	$2.00	$1.38	$1.33	$1.48	$1.53	$1.58	$1.33	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	499	577	594	568	582	601	628	662	686	847
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.92	$0.94	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.98	$0.90	$0.96	$0.92	$0.94	$1.02	$1.03	$1.13	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	17	17	17	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (5/1/1996)
Accumulation unit value at beginning of period	$1.62	$1.73	$1.66	$1.70	$1.84	$1.84	$2.02	$1.93	$1.86	$1.77
Accumulation unit value at end of period	$1.77	$1.62	$1.73	$1.66	$1.70	$1.84	$1.84	$2.02	$1.93	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	3,313	3,688	4,443	5,404	6,289	7,556	9,073	11,594	13,207	15,395
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.13	$1.16	$1.26	$1.26	$1.38	$1.32	$1.27	$1.21
Accumulation unit value at end of period	$1.21	$1.11	$1.19	$1.13	$1.16	$1.26	$1.26	$1.38	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	292	317	376	436	489	580	711	1,175	1,327	1,441
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.91	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	128	128	35	35	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.20	$1.22	$1.23	$1.25	$1.26	$1.28	$1.30	$1.31
Accumulation unit value at end of period	$1.20	$1.19	$1.19	$1.20	$1.22	$1.23	$1.25	$1.26	$1.28	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	9,950	11,646	12,317	13,796	15,373	17,745	21,182	25,726	33,543	17,657
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.96	$0.98	$0.99	$1.00	$1.01	$1.03	$1.04	$1.05
Accumulation unit value at end of period	$0.96	$0.96	$0.96	$0.96	$0.98	$0.99	$1.00	$1.01	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,694	2,252	1,981	2,566	2,643	2,894	3,509	4,019	4,601	4,655

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	91

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.55	$1.47	$1.34	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.69	$1.46	$1.55	$1.47	$1.34	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	23	23	24	28	28	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (5/1/1996)
Accumulation unit value at beginning of period	$2.66	$2.81	$2.67	$2.42	$2.48	$2.42	$2.31	$2.02	$1.94	$1.72
Accumulation unit value at end of period	$3.07	$2.66	$2.81	$2.67	$2.42	$2.48	$2.42	$2.31	$2.02	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	6,957	8,176	9,604	11,206	12,793	15,173	17,663	20,820	23,616	27,791
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.63	$1.43	$1.37	$1.21
Accumulation unit value at end of period	$2.16	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.63	$1.43	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	360	395	470	567	598	628	622	847	822	741
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.51	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16	16	8	8	580	623	684	28	23	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.94	$1.84	$1.68	$1.72	$1.68	$1.62	$1.43	$1.36	$1.22
Accumulation unit value at end of period	$2.11	$1.84	$1.94	$1.84	$1.68	$1.72	$1.68	$1.62	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	526	532	653	767	399	464	532	750	713	895
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.16	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$1.18	$1.16	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3	3	20	179	92	118	145	172	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.97	$1.98	$1.94	$1.88	$1.90	$1.82	$1.89	$1.78	$1.69	$1.58
Accumulation unit value at end of period	$2.12	$1.97	$1.98	$1.94	$1.88	$1.90	$1.82	$1.89	$1.78	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	11,741	12,941	15,532	17,808	20,652	24,259	29,291	39,761	43,797	52,791
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14
Accumulation unit value at end of period	$1.53	$1.42	$1.43	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,164	744	1,030	1,259	1,483	1,578	1,936	3,269	3,034	3,814
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.67	$2.12	$2.12	$1.97	$1.75	$1.37	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.38	$2.53	$2.67	$2.12	$2.12	$1.97	$1.75	$1.37	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	11	11	6	6	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.10	$2.22	$1.76	$1.76	$1.63	$1.45	$1.13	$0.95	$0.99	$0.86
Accumulation unit value at end of period	$2.82	$2.10	$2.22	$1.76	$1.76	$1.63	$1.45	$1.13	$0.95	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	206	227	208	221	250	190	183	221	250	311
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.13	$2.27	$1.89	$1.72	$1.73	$1.54	$1.19	$1.04	$1.04	$0.91
Accumulation unit value at end of period	$2.76	$2.13	$2.27	$1.89	$1.72	$1.73	$1.54	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	616	606	661	497	409	329	302	406	438	441
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.06	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	106	206	255	218	110	58	5	5	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	62	94	149	190	187	27	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.03	$1.67	$1.66	$1.59	$1.51	$1.17	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.53	$1.90	$2.03	$1.67	$1.66	$1.59	$1.51	$1.17	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	15	15	15	15	14	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95
Accumulation unit value at end of period	$2.38	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	11,112	12,582	13,913	15,352	17,356	18,998	21,172	23,576	27,721	31,578
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.96	$2.08	$1.72	$1.70	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04
Accumulation unit value at end of period	$2.61	$1.96	$2.08	$1.72	$1.70	$1.63	$1.54	$1.19	$1.08	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	83	57	43	45	37	44	48	106	118	127

92	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.59	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	2	5	1	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.53	$1.86	$1.47	$1.59	$1.53	$1.70	$1.41	$1.21	$1.40	$1.24
Accumulation unit value at end of period	$1.89	$1.53	$1.86	$1.47	$1.59	$1.53	$1.70	$1.41	$1.21	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	11,674	13,435	15,068	16,695	19,593	21,089	23,789	26,997	33,208	41,245
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.44	$1.15	$1.24	$1.19	$1.32	$1.10	$0.94	$1.09	$0.97
Accumulation unit value at end of period	$1.47	$1.19	$1.44	$1.15	$1.24	$1.19	$1.32	$1.10	$0.94	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	470	476	521	546	112	104	136	200	273	313
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$2.68	$2.25	$1.90	$2.03	$1.85	$1.36	$1.17	$1.20	$1.00
Accumulation unit value at end of period	$2.89	$2.32	$2.68	$2.25	$1.90	$2.03	$1.85	$1.36	$1.17	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	5	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$2.28	$1.91	$1.61	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85
Accumulation unit value at end of period	$2.47	$1.97	$2.28	$1.91	$1.61	$1.72	$1.56	$1.15	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	77	62	46	60	59	75	90	127	81	89
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.36	$2.11	$1.88	$2.00	$1.81	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.61	$2.02	$2.36	$2.11	$1.88	$2.00	$1.81	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.75	$2.05	$1.83	$1.62	$1.73	$1.56	$1.15	$0.98	$1.09	$0.90
Accumulation unit value at end of period	$2.27	$1.75	$2.05	$1.83	$1.62	$1.73	$1.56	$1.15	$0.98	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	126	153	165	179	190	232	256	297	403	460
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.42	$2.19	$1.95	$2.04	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.42	$2.08	$2.42	$2.19	$1.95	$2.04	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.80	$2.09	$1.88	$1.67	$1.75	$1.67	$1.14	$0.98	$1.09	$0.87
Accumulation unit value at end of period	$2.09	$1.80	$2.09	$1.88	$1.67	$1.75	$1.67	$1.14	$0.98	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	52	87	79	77	68	61	65	54	59	82
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00	—
Accumulation unit value at end of period	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	29	64	64	59	59	41	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.25	$2.07	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.31	$1.91	$2.25	$2.07	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	12	10	8	6	4	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	18	18	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.12	$1.11	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07
Accumulation unit value at end of period	$1.21	$1.15	$1.15	$1.12	$1.11	$1.11	$1.06	$1.10	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	291	277	302	843	865	678	1,029	1,516	1,823	2,648
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.05	$0.91
Accumulation unit value at end of period	$0.48	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	217	239	252	282	327	379	504	498	583	663
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.11	$1.09	$1.10	$1.05	$1.10	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.05	$1.10	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.49	$1.23	$1.29	$1.32	$1.43	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.22	$1.49	$1.23	$1.29	$1.32	$1.43	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	93

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	205	199	486	531	171	135	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.19	$1.11	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.21	$1.19	$1.11	$1.15	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	13	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.39	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15
Accumulation unit value at end of period	$1.48	$1.39	$1.41	$1.39	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	385	402	478	511	558	613	683	1,029	1,099	1,299
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.65	$1.58	$1.53	$1.57	$1.39	$1.37	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.91	$1.54	$1.65	$1.58	$1.53	$1.57	$1.39	$1.37	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.40	$1.13	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.40	$1.13	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	15	15	15	15	7	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	83	56	23	13	12	18	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	978	1,117	1,124	1,251	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.70	$2.81	$2.14	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.50	$2.70	$2.81	$2.14	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.58	$1.99	$2.07	$1.98	$1.82	$1.36	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.28	$2.51	$2.58	$1.99	$2.07	$1.98	$1.82	$1.36	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.41	$2.08	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.73	$2.14	$2.41	$2.08	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.51	$1.92	$1.89	$1.80	$1.70	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.19	$2.54	$2.51	$1.92	$1.89	$1.80	$1.70	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.14	$1.87	$1.66	$1.83	$1.70	$1.34	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.38	$1.91	$2.14	$1.87	$1.66	$1.83	$1.70	$1.34	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	14	14	14	14	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2	2	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.60	$2.28	$1.91	$1.94	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.91	$2.31	$2.60	$2.28	$1.91	$1.94	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	8	13	9	9	10	4	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.22	$2.50	$2.19	$1.84	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97
Accumulation unit value at end of period	$2.81	$2.22	$2.50	$2.19	$1.84	$1.86	$1.68	$1.25	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	118	137	132	134	138	80	80	62	74	61
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00	$1.02	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00	$1.02	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	153	127	96	159	31	15	—	—	—	—

94	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.21	$1.82	$1.78	$1.86	$1.73	$1.37	$1.20	$1.19	$1.00
Accumulation unit value at end of period	$2.94	$2.10	$2.21	$1.82	$1.78	$1.86	$1.73	$1.37	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	17	17	17	19	6	2
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.61	$1.29	$1.35	$1.41	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.29	$1.61	$1.29	$1.35	$1.41	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	175	166	179	187	189	143	24	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.31	$1.22	$1.24	$1.25	$1.22	$1.15	$1.14	$1.05
Accumulation unit value at end of period	$1.39	$1.32	$1.34	$1.31	$1.22	$1.24	$1.25	$1.22	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	997	1,284	1,315	1,474	1,719	1,905	2,312	1,779	2,005	1,589
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.04	$2.21	$1.84	$1.73	$1.74	$1.58	$1.22	$1.07	$1.11	$0.96
Accumulation unit value at end of period	$2.64	$2.04	$2.21	$1.84	$1.73	$1.74	$1.58	$1.22	$1.07	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,341	2,570	2,805	2,773	2,874	2,898	3,127	2,960	2,966	3,081
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.95	$2.32	$1.95	$1.76	$1.81	$1.73	$1.29	$1.14	$1.30	$1.02
Accumulation unit value at end of period	$2.38	$1.95	$2.32	$1.95	$1.76	$1.81	$1.73	$1.29	$1.14	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	950	1,013	1,125	1,239	1,339	1,457	1,636	1,733	1,819	2,025
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.43	$1.11	$1.19	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92
Accumulation unit value at end of period	$1.51	$1.20	$1.43	$1.11	$1.19	$1.16	$1.28	$1.00	$0.84	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	218	248	274	345	373	289	300	301	320	390
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,390	1,693	1,571	1,054	506	549	206	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.00	$1.00	$1.01	$0.89	$0.88	$0.70	$0.75	$0.63
Accumulation unit value at end of period	$1.21	$1.00	$1.09	$1.00	$1.00	$1.01	$0.89	$0.88	$0.70	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	186	265	303	479	559	563	614	557	568	694
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	229	313	274	210	441	35	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.69	$1.58	$1.38	$1.47	$1.39	$1.10	$0.97	$1.00	$0.91
Accumulation unit value at end of period	$1.84	$1.52	$1.69	$1.58	$1.38	$1.47	$1.39	$1.10	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	351	429	571	566	673	727	817	855	946	1,026
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.85	$2.15	$1.97	$1.53	$1.67	$1.68	$1.25	$1.07	$1.13	$0.89
Accumulation unit value at end of period	$2.31	$1.85	$2.15	$1.97	$1.53	$1.67	$1.68	$1.25	$1.07	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	153	161	174	175	188	232	247	259	295	341
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	33	12	28	—	3	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81
Accumulation unit value at end of period	$2.49	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	187	248	238	258	284	331	374	351	304	348
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.79	$2.10	$1.56	$1.58	$1.54	$1.53	$1.22	$1.02	$1.13	$0.99
Accumulation unit value at end of period	$2.33	$1.79	$2.10	$1.56	$1.58	$1.54	$1.53	$1.22	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	580	658	680	802	801	756	828	838	847	807
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.53	$1.46	$1.39	$1.44	$1.43	$1.45	$1.30	$1.31	$1.15
Accumulation unit value at end of period	$1.57	$1.44	$1.53	$1.46	$1.39	$1.44	$1.43	$1.45	$1.30	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,058	1,261	1,416	1,653	1,859	2,144	3,076	3,703	4,013	4,615

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	95

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	39	73	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.98	$2.24	$1.99	$1.71	$1.85	$1.68	$1.21	$1.04	$1.08	$0.89
Accumulation unit value at end of period	$2.47	$1.98	$2.24	$1.99	$1.71	$1.85	$1.68	$1.21	$1.04	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	188	238	209	277	336	337	336	340	352	430
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$2.38	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	106	89	106	94	88	88	88	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	233	237	206	239	223	184	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.77	$2.04	$1.76	$1.52	$1.64	$1.53	$1.14	$0.97	$1.00	$0.88
Accumulation unit value at end of period	$2.18	$1.77	$2.04	$1.76	$1.52	$1.64	$1.53	$1.14	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	246	311	359	430	461	527	593	614	703	826
Invesco V.I. Core Equity Fund, Series I Shares (3/5/1996)
Accumulation unit value at beginning of period	$3.06	$3.42	$3.06	$2.81	$3.02	$2.83	$2.22	$1.97	$2.00	$1.85
Accumulation unit value at end of period	$3.90	$3.06	$3.42	$3.06	$2.81	$3.02	$2.83	$2.22	$1.97	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	18,198	20,443	22,879	25,749	28,818	32,557	36,480	41,628	49,041	58,751
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—
Accumulation unit value at end of period	$2.09	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	138	191	260	294	228	99	85	92	68	—
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.19	$2.20	$1.93	$2.21	$2.18	$1.85	$1.33	$1.12	$1.09	$1.06
Accumulation unit value at end of period	$2.86	$2.19	$2.20	$1.93	$2.21	$2.18	$1.85	$1.33	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	129	126	175	183	191	131	115	85	97	39
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.68	$1.39	$1.41	$1.47	$1.49	$1.27	$1.11	$1.21	$1.09
Accumulation unit value at end of period	$1.78	$1.41	$1.68	$1.39	$1.41	$1.47	$1.49	$1.27	$1.11	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	239	307	325	335	381	359	344	313	319	368
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.06	$1.55	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	111	97	108	102	67	65	63	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	99	106	100	160	214	436	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	52	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	361	226	327	678	515	154	61	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84
Accumulation unit value at end of period	$2.46	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	226	203	206	234	247	220	240	320	359	477
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	112	107	132	150	408	267	—	—	—

96	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	414	477	606	718	—	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.28	$2.29	$2.02	$1.84	$2.19	$1.97	$1.66	$1.48	$1.41	$1.26
Accumulation unit value at end of period	$2.80	$2.28	$2.29	$2.02	$1.84	$2.19	$1.97	$1.66	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	410	472	533	465	405	487	504	486	531	519
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.33	$2.14	$1.56	$1.73	$1.87	$1.86	$1.37	$1.28	$1.39	$1.07
Accumulation unit value at end of period	$3.23	$2.33	$2.14	$1.56	$1.73	$1.87	$1.86	$1.37	$1.28	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	263	294	252	254	234	241	229	221	205	188
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.50	$1.38	$1.36	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89
Accumulation unit value at end of period	$1.58	$1.36	$1.50	$1.38	$1.36	$1.39	$1.24	$1.22	$0.95	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	168	226	251	256	266	279	306	312	356	436
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.39	$1.11	$1.14	$1.14	$1.19	$1.02	$0.88	$1.01	$0.84
Accumulation unit value at end of period	$1.43	$1.14	$1.39	$1.11	$1.14	$1.14	$1.19	$1.02	$0.88	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	73	113	110	86	85	97	94	104	91	109
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.17	$1.86	$1.72	$1.75	$1.61	$1.19	$1.08	$1.13	$0.93
Accumulation unit value at end of period	$2.50	$2.02	$2.17	$1.86	$1.72	$1.75	$1.61	$1.19	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	108	53	77	94	107	104	130	118	128	113
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.91	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.88	$0.95	$0.91	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.59	$1.42	$1.27	$1.42	$1.43	$1.45	$1.28	$1.27	$1.14
Accumulation unit value at end of period	$1.64	$1.48	$1.59	$1.42	$1.27	$1.42	$1.43	$1.45	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	573	581	718	726	913	1,683	2,030	2,306	2,096	1,585
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	28	1	—	2	2	2	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	71	34	26	26	18	9	—	—	—
Putnam VT Sustainable Leaders Fund – Class IA Shares (3/5/1996)
Accumulation unit value at beginning of period	$3.17	$3.25	$2.54	$2.38	$2.41	$2.15	$1.59	$1.37	$1.46	$1.24
Accumulation unit value at end of period	$4.28	$3.17	$3.25	$2.54	$2.38	$2.41	$2.15	$1.59	$1.37	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	17,005	18,846	20,744	22,792	25,133	27,826	30,597	34,299	39,973	47,515
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	180	215	254	282	225	135	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	133	98	78	67	25	5	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.95	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,223	2,252	1,825	1,783	1,797	1,578	1,962	1,512	1,375	203
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.95	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,572	3,884	3,850	4,142	4,286	4,659	4,445	4,233	4,638	4,914
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.75	$1.34	$1.37	$1.41	$1.49	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.82	$1.42	$1.75	$1.34	$1.37	$1.41	$1.49	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	97

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,727	2,255	2,614	3,291	3,828	3,847	3,852	4,741	3,692	1,762
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,392	3,987	5,125	6,697	7,405	8,911	11,518	19,722	19,589	23,879
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	15	37	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	131	69	75	1	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	35	11	31	—	204	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.10	$1.21	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.10	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	267	167	108	160	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.09	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507	547	444	272	125	91	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	12,559	13,001	13,990	15,131	15,649	17,400	18,017	15,675	14,804	7,564
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15,226	17,471	20,849	25,392	28,829	31,949	37,695	40,536	45,364	50,299
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.79	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	6,165	6,989	7,268	7,740	8,379	8,171	8,503	7,743	7,528	3,727
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13,124	14,690	16,507	17,667	19,413	20,043	19,987	19,791	22,032	24,539
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,293	4,510	4,656	5,138	5,279	6,166	6,354	7,326	6,257	1,853
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,250	7,587	9,409	10,952	13,639	16,144	18,523	22,396	24,570	26,919
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.12	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	64	161	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.14	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.42	$1.94	$2.14	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

98	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90
Accumulation unit value at end of period	$2.09	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	90	111	123	131	161	169	177	173	218	345
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.16	$1.85	$1.76	$1.88	$1.91	$1.39	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.43	$2.03	$2.16	$1.85	$1.76	$1.88	$1.91	$1.39	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$2.03	$1.92	$1.55	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.04	$1.73	$2.03	$1.92	$1.55	$1.74	$1.73	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.97	$1.86	$1.50	$1.68	$1.66	$1.25	$1.11	$1.18	$0.96
Accumulation unit value at end of period	$1.98	$1.68	$1.97	$1.86	$1.50	$1.68	$1.66	$1.25	$1.11	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	80	103	126	138	122	141	197	230	322	442
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	59	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	139	25	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	278	140	—	—	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$2.04	$1.55	$1.59	$1.61	$1.71	$1.41	$1.18	$1.39	$1.13
Accumulation unit value at end of period	$2.12	$1.65	$2.04	$1.55	$1.59	$1.61	$1.71	$1.41	$1.18	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	474	561	584	663	688	663	698	717	782	886
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.24	$2.30	$1.95	$1.73	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94
Accumulation unit value at end of period	$2.90	$2.24	$2.30	$1.95	$1.73	$1.77	$1.71	$1.29	$1.09	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	409	487	563	603	632	696	834	881	928	987
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.35	$1.10	$1.07	$1.07	$1.14	$0.97	$0.86	$1.00	$0.87
Accumulation unit value at end of period	$1.25	$1.10	$1.35	$1.10	$1.07	$1.07	$1.14	$0.97	$0.86	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	198	250	289	217	281	252	204	195	219	250
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.14	$2.34	$1.97	$1.77	$1.85	$1.70	$1.32	$1.15	$1.24	$1.01
Accumulation unit value at end of period	$2.78	$2.14	$2.34	$1.97	$1.77	$1.85	$1.70	$1.32	$1.15	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	58	72	103	113	127	141	185	226	291	83
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.57	$2.57	$2.07	$1.94	$2.02	$2.09	$1.41	$1.32	$1.40	$1.12
Accumulation unit value at end of period	$3.17	$2.57	$2.57	$2.07	$1.94	$2.02	$2.09	$1.41	$1.32	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	113	154	137	163	178	208	253	295	313	351
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	140	180	71	12	32	8	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,242	1,383	1,259	815	1,024	598	412	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.77	$1.32	$1.34	$1.33	$1.28	$1.06	$0.95	$1.25	$1.07
Accumulation unit value at end of period	$2.01	$1.57	$1.77	$1.32	$1.34	$1.33	$1.28	$1.06	$0.95	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	98	93	122	131	174	194	213	214	293	443

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	99

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.95	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84
Accumulation unit value at end of period	$2.37	$1.95	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	236	274	263	353	421	461	512	480	431	492
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.76	$1.00	$0.81	$0.82	$0.82	$0.88	$0.73	$0.65	$0.81	$0.79
Accumulation unit value at end of period	$0.87	$0.76	$1.00	$0.81	$0.82	$0.82	$0.88	$0.73	$0.65	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,936	2,222	2,511	2,895	2,994	3,285	3,513	3,914	4,688	5,887
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.58	$2.55	$1.96	$1.94	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99
Accumulation unit value at end of period	$3.42	$2.58	$2.55	$1.96	$1.94	$1.78	$1.58	$1.17	$1.02	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,373	2,019	1,412	1,489	1,486	1,000	814	630	485	344
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,017	2,397	2,684	2,792	2,313	1,891	742	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.29	$2.67	$2.43	$2.00	$2.06	$1.80	$1.40	$1.22	$1.25	$1.06
Accumulation unit value at end of period	$2.92	$2.29	$2.67	$2.43	$2.00	$2.06	$1.80	$1.40	$1.22	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	770	876	965	1,000	930	986	1,059	1,168	1,278	1,384
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.47	$2.49	$1.91	$1.86	$1.77	$1.64	$1.21	$1.08	$1.08	$0.95
Accumulation unit value at end of period	$3.28	$2.47	$2.49	$1.91	$1.86	$1.77	$1.64	$1.21	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	144	199	176	169	168	226	233	312	337	421
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.82	$2.03	$1.89	$1.59	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93
Accumulation unit value at end of period	$2.28	$1.82	$2.03	$1.89	$1.59	$1.68	$1.51	$1.16	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,154	3,262	3,434	3,493	3,401	3,354	3,201	3,226	2,947	2,972
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,657	4,776	4,420	4,445	3,549	2,594	2,067	295	—	—
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (6/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.36	$1.09	$1.17	$1.17	$1.22	$1.05	$0.87	$1.03	$0.95
Accumulation unit value at end of period	$1.34	$1.13	$1.36	$1.09	$1.17	$1.17	$1.22	$1.05	$0.87	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	178	207	201	219	259	283	345	325	458	646
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84
Accumulation unit value at end of period	$2.81	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	332	339	294	375	392	540	640	444	337	376
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.89	$1.67	$1.59	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96
Accumulation unit value at end of period	$2.12	$1.75	$1.89	$1.67	$1.59	$1.58	$1.46	$1.21	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	13,547	14,014	12,961	11,038	7,831	4,461	3,300	1,982	2,107	2,324
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	453	438	440	419	135	20	21	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.06	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,086	2,261	2,209	1,974	1,507	867	406	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.17	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,436	1,286	858	831	955	466	300	62	1	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.05	$2.16	$1.76	$1.65	$1.66	$1.46	$1.11	$0.98	$0.95	$0.82
Accumulation unit value at end of period	$2.52	$2.05	$2.16	$1.76	$1.65	$1.66	$1.46	$1.11	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	480	389	434	528	653	452	325	423	340	256

100	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.79	$0.79	$0.87	$0.86	$0.90	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	499	462	670	809	661	347	407	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.35	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,422	2,209	2,853	2,633	1,877	1,567	1,365	456	88	12
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.78	$1.58	$1.41	$1.46	$1.35	$1.08	$0.96	$1.02	$0.89
Accumulation unit value at end of period	$2.02	$1.65	$1.78	$1.58	$1.41	$1.46	$1.35	$1.08	$0.96	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,959	3,385	3,692	4,268	4,803	5,900	6,330	6,495	7,829	9,754
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	716	705	742	406	412	399	139	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.42	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2,437	2,834	2,387	2,038	2,041	1,348	1,157	788	256	111
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.99	$1.37	$1.32	$1.47	$1.53	$1.57	$1.32	$1.70	$1.44
Accumulation unit value at end of period	$2.00	$1.54	$1.99	$1.37	$1.32	$1.47	$1.53	$1.57	$1.32	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	967	1,088	1,327	1,441	1,555	1,798	1,981	2,151	2,465	3,314
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	986	927	886	981	1,064	991	762	474	133	119
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.18	$1.13	$1.16	$1.25	$1.26	$1.38	$1.31	$1.27	$1.21
Accumulation unit value at end of period	$1.20	$1.10	$1.18	$1.13	$1.16	$1.25	$1.26	$1.38	$1.31	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,125	1,239	1,522	1,765	2,159	2,639	3,322	4,691	5,320	6,376
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,838	3,881	2,709	3,776	2,179	2,985	1,680	811	166	397
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05
Accumulation unit value at end of period	$0.95	$0.95	$0.95	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,424	1,247	1,507	1,950	2,535	2,203	3,150	3,834	4,783	8,312
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,099	1,968	2,154	2,120	1,990	2,294	2,077	1,312	219	41
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.97	$1.87	$1.70	$1.74	$1.70	$1.63	$1.42	$1.36	$1.21
Accumulation unit value at end of period	$2.15	$1.86	$1.97	$1.87	$1.70	$1.74	$1.70	$1.63	$1.42	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	991	1,290	1,782	1,953	2,122	2,643	2,887	3,491	3,685	4,147
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,200	1,345	1,392	1,365	2,935	3,208	3,341	426	105	26
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.92	$1.83	$1.67	$1.71	$1.67	$1.61	$1.42	$1.36	$1.22
Accumulation unit value at end of period	$2.09	$1.83	$1.92	$1.83	$1.67	$1.71	$1.67	$1.61	$1.42	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	1,460	1,721	2,379	2,759	2,039	2,291	2,726	3,545	3,834	4,656
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,619	2,426	2,958	3,257	2,640	3,031	3,775	4,315	671	239
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.39	$1.35	$1.36	$1.31	$1.36	$1.28	$1.22	$1.14
Accumulation unit value at end of period	$1.52	$1.41	$1.42	$1.39	$1.35	$1.36	$1.31	$1.36	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3,830	3,703	4,255	4,677	5,083	5,830	7,338	12,205	12,964	15,943

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	101

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.37	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,613	1,650	1,525	1,151	1,094	536	405	96	45	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$2.20	$1.75	$1.75	$1.62	$1.44	$1.12	$0.95	$0.99	$0.86
Accumulation unit value at end of period	$2.80	$2.09	$2.20	$1.75	$1.75	$1.62	$1.44	$1.12	$0.95	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	269	348	334	356	489	307	340	357	332	442
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$2.25	$1.88	$1.71	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91
Accumulation unit value at end of period	$2.74	$2.12	$2.25	$1.88	$1.71	$1.72	$1.54	$1.18	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11,948	10,544	8,997	6,483	4,885	3,201	2,371	1,317	1,085	1,006
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,362	2,555	1,491	1,348	741	790	859	471	294	154
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	566	586	489	778	462	66	8	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.52	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	675	610	554	441	582	276	214	73	60	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.94	$2.07	$1.71	$1.69	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04
Accumulation unit value at end of period	$2.59	$1.94	$2.07	$1.71	$1.69	$1.63	$1.54	$1.19	$1.08	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	124	180	233	264	318	287	320	335	469	651
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.58	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,289	1,313	1,308	1,254	443	229	238	197	165	84
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.44	$1.14	$1.23	$1.19	$1.32	$1.09	$0.94	$1.09	$0.97
Accumulation unit value at end of period	$1.46	$1.18	$1.44	$1.14	$1.23	$1.19	$1.32	$1.09	$0.94	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	837	1,017	1,151	1,197	565	507	678	781	1,050	1,317
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.88	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	886	759	601	390	545	582	450	171	65	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.15	$0.98	$1.01	$0.85
Accumulation unit value at end of period	$2.45	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.15	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	245	309	307	318	415	543	606	354	337	384
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.60	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,002	869	799	767	734	682	453	113	62	1
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.74	$2.03	$1.82	$1.61	$1.72	$1.55	$1.14	$0.98	$1.08	$0.90
Accumulation unit value at end of period	$2.25	$1.74	$2.03	$1.82	$1.61	$1.72	$1.55	$1.14	$0.98	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	646	735	873	1,086	1,226	1,501	1,702	1,798	2,073	2,723
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.40	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	453	488	506	473	478	359	247	70	21	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.79	$2.07	$1.87	$1.67	$1.74	$1.67	$1.14	$0.98	$1.08	$0.87
Accumulation unit value at end of period	$2.07	$1.79	$2.07	$1.87	$1.67	$1.74	$1.67	$1.14	$0.98	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	324	379	417	420	483	546	582	444	404	366
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.22	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	5,633	5,082	4,606	3,744	2,656	2,116	2,098	1,556	296	—

102	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.24	$2.06	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.30	$1.90	$2.24	$2.06	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	570	561	652	714	642	673	529	387	99	9
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,169	991	1,215	669	627	311	331	269	187	66
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.12	$1.10	$1.10	$1.06	$1.09	$1.09	$1.09	$1.07
Accumulation unit value at end of period	$1.20	$1.14	$1.14	$1.12	$1.10	$1.10	$1.06	$1.09	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,082	1,049	1,178	1,530	2,031	2,404	2,847	4,567	5,602	6,485
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.04	$0.91
Accumulation unit value at end of period	$0.47	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	702	800	1,089	1,507	1,504	1,709	1,860	2,201	2,577	2,791
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.20	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,703	1,022	1,031	1,057	726	421	513	595	38	24
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	694	500	319	340	360	278	217	168	18	1
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.88	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	680	580	773	882	922	380	208	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,090	980	970	979	725	627	641	748	176	117
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.39	$1.29	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14
Accumulation unit value at end of period	$1.47	$1.38	$1.40	$1.39	$1.29	$1.33	$1.24	$1.33	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,078	1,276	1,523	1,842	2,139	3,581	4,077	5,536	6,489	7,441
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.90	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	953	1,055	1,095	1,150	1,054	686	583	448	153	56
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,261	1,181	933	896	537	381	124	56	18
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,513	1,369	1,006	333	146	49	8	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.33	$1.38	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,810	2,164	2,432	2,923	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.48	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	860	744	619	382	246	211	222	248	33	40
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.26	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	388	373	234	217	189	144	128	210	56	2

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	103

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.72	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,574	1,551	1,309	885	583	403	380	161	84	3
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.17	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	514	394	225	253	275	248	261	275	114	14
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.37	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,236	1,054	685	586	477	401	362	319	97	3
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	679	467	355	324	171	175	249	256	21	13
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.90	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,271	1,152	1,156	851	466	382	345	255	48	6
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.21	$2.48	$2.18	$1.83	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97
Accumulation unit value at end of period	$2.79	$2.21	$2.48	$2.18	$1.83	$1.85	$1.67	$1.25	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	421	408	356	232	152	146	136	171	180	165
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,661	1,583	1,341	514	478	223	118	80	38	41
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.93	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	562	527	411	363	353	210	217	171	12	41
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,614	1,683	1,385	1,201	924	645	381	168	27	42
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	538	754	725	838	915	1,276	808	562	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05
Accumulation unit value at end of period	$1.38	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,040	4,191	4,370	5,071	5,699	7,119	9,645	7,197	8,341	8,780
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.20	$1.83	$1.72	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96
Accumulation unit value at end of period	$2.62	$2.02	$2.20	$1.83	$1.72	$1.74	$1.57	$1.22	$1.06	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	8,852	9,051	8,887	9,360	9,956	9,348	9,784	10,025	10,542	11,951
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.94	$2.31	$1.94	$1.75	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02
Accumulation unit value at end of period	$2.36	$1.94	$2.31	$1.94	$1.75	$1.81	$1.73	$1.29	$1.14	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4,478	4,668	4,675	4,625	5,025	4,931	4,905	4,805	5,555	6,949
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.42	$1.10	$1.18	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92
Accumulation unit value at end of period	$1.50	$1.19	$1.42	$1.10	$1.18	$1.16	$1.28	$1.00	$0.84	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	557	710	807	731	876	817	878	859	1,077	1,365
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,228	6,882	4,889	2,497	1,763	1,362	451	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.09	$1.00	$1.01	$1.02	$0.89	$0.89	$0.70	$0.76	$0.63
Accumulation unit value at end of period	$1.21	$1.00	$1.09	$1.00	$1.01	$1.02	$0.89	$0.89	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,403	1,632	1,985	2,348	2,458	2,649	2,791	2,659	2,525	2,730

104	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,921	2,776	2,521	1,994	2,676	3,130	1,174	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90
Accumulation unit value at end of period	$1.81	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.09	$0.96	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2,242	2,425	2,590	2,776	2,964	3,154	3,165	3,381	4,076	4,866
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$2.13	$1.95	$1.52	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89
Accumulation unit value at end of period	$2.29	$1.83	$2.13	$1.95	$1.52	$1.66	$1.67	$1.24	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,876	1,849	1,895	1,889	1,640	1,709	1,708	1,505	1,730	1,829
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	805	655	473	414	292	45	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.00	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81
Accumulation unit value at end of period	$2.48	$2.00	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	545	609	476	466	582	609	640	601	487	575
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.78	$2.08	$1.55	$1.57	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99
Accumulation unit value at end of period	$2.31	$1.78	$2.08	$1.55	$1.57	$1.53	$1.52	$1.22	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,496	2,684	2,150	2,131	2,386	2,030	1,770	1,487	1,548	1,898
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.52	$1.45	$1.38	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15
Accumulation unit value at end of period	$1.56	$1.43	$1.52	$1.45	$1.38	$1.44	$1.42	$1.45	$1.29	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	5,070	5,970	6,634	7,284	8,408	9,595	12,312	17,181	20,543	24,561
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	179	208	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$2.23	$1.98	$1.71	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88
Accumulation unit value at end of period	$2.45	$1.97	$2.23	$1.98	$1.71	$1.84	$1.67	$1.20	$1.04	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,203	2,374	2,265	1,900	1,813	1,564	1,567	1,572	1,536	1,853
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$2.37	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	129	113	171	347	261	259	213	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,129	4,146	4,009	3,539	3,171	3,142	2,124	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$2.03	$1.75	$1.52	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88
Accumulation unit value at end of period	$2.17	$1.76	$2.03	$1.75	$1.52	$1.64	$1.52	$1.14	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	828	1,206	1,336	1,608	1,747	1,762	1,957	2,098	2,455	2,823
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—
Accumulation unit value at end of period	$2.08	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	460	658	874	1,092	702	715	741	573	439	—
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.18	$2.19	$1.92	$2.20	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05
Accumulation unit value at end of period	$2.84	$2.18	$2.19	$1.92	$2.20	$2.17	$1.84	$1.33	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	451	514	592	689	859	675	577	498	508	571
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.67	$1.38	$1.41	$1.46	$1.48	$1.26	$1.11	$1.21	$1.09
Accumulation unit value at end of period	$1.77	$1.40	$1.67	$1.38	$1.41	$1.46	$1.48	$1.26	$1.11	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	593	689	783	889	1,084	1,172	1,187	1,386	1,632	2,081

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	105

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.05	$1.55	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	154	260	297	265	244	255	367	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	981	923	1,016	1,167	2,474	2,902	1,461	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,868	1,695	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,583	2,392	2,156	2,025	1,254	460	199	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84
Accumulation unit value at end of period	$2.44	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	962	885	842	903	956	983	1,287	1,514	1,713	2,336
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,361	3,656	1,414	1,413	1,038	810	436	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	615	727	740	933	1,054	—	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.26	$2.27	$2.01	$1.83	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26
Accumulation unit value at end of period	$2.79	$2.26	$2.27	$2.01	$1.83	$2.18	$1.96	$1.65	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	2,265	2,090	2,136	2,266	2,660	3,161	3,269	3,682	3,758	3,729
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.32	$2.13	$1.55	$1.73	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06
Accumulation unit value at end of period	$3.20	$2.32	$2.13	$1.55	$1.73	$1.86	$1.85	$1.36	$1.27	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,027	1,026	660	595	774	883	895	1,061	1,364	1,265
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.49	$1.38	$1.35	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89
Accumulation unit value at end of period	$1.57	$1.35	$1.49	$1.38	$1.35	$1.39	$1.24	$1.22	$0.95	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	550	627	779	1,162	1,404	1,528	1,677	1,694	2,093	2,262
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.38	$1.10	$1.14	$1.13	$1.19	$1.02	$0.87	$1.01	$0.84
Accumulation unit value at end of period	$1.42	$1.13	$1.38	$1.10	$1.14	$1.13	$1.19	$1.02	$0.87	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	478	523	531	500	506	535	486	536	538	552
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.00	$2.16	$1.85	$1.71	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93
Accumulation unit value at end of period	$2.48	$2.00	$2.16	$1.85	$1.71	$1.74	$1.60	$1.18	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	221	128	120	135	154	203	141	125	131	209
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.88	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	639	578	501	513	362	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.58	$1.41	$1.27	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13
Accumulation unit value at end of period	$1.62	$1.47	$1.58	$1.41	$1.27	$1.41	$1.42	$1.44	$1.27	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,937	2,233	2,473	2,641	2,943	4,408	5,512	6,952	6,150	6,043
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	511	512	520	518	504	351	260	129	—	—

106	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,749	1,908	1,476	878	672	363	193	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,235	1,991	1,687	1,076	1,207	1,278	1,027	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,164	744	664	631	409	287	97	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	15,149	16,142	18,357	20,007	19,777	19,143	15,758	11,659	7,924	2,155
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5,014	8,432	9,097	10,711	12,830	14,722	23,979	28,894	39,654	44,198
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.74	$1.34	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.81	$1.42	$1.74	$1.34	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,533	1,557	1,377	1,208	1,196	1,145	815	533	119	36
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22,144	25,984	26,676	28,787	28,872	29,801	34,450	36,267	23,540	9,822
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	20,600	20,733	27,062	33,374	33,895	45,861	62,281	100,316	98,218	111,907
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,002	2,225	589	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,209	1,001	422	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,468	10,912	10,329	13,806	9,254	4,516	2,528	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,282	35,520	35,877	38,216	27,307	17,931	4,067	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98,310	104,138	97,857	98,879	108,570	95,365	31,656	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285,021	314,109	331,054	374,569	387,669	382,220	349,573	238,831	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	150,607	154,849	156,179	159,881	163,884	166,042	159,138	125,044	89,953	39,307
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	188,010	213,955	244,198	272,435	307,752	338,838	384,776	404,133	467,312	551,507

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	107

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.78	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	60,782	66,160	66,683	69,731	74,275	71,301	69,594	55,799	42,475	20,188
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.79	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	32,145	37,243	42,421	46,508	54,508	63,382	103,309	123,092	158,719	191,048
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	46,586	49,985	53,177	54,241	52,751	51,204	56,872	57,701	40,844	16,388
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	59,568	67,225	78,538	93,075	103,519	120,985	148,675	193,942	209,263	234,736
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	882	867	1,437	1,057	496	507	505	545	67	16
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.41	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	357	429	481	464	386	234	223	135	68	53
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90
Accumulation unit value at end of period	$2.07	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	573	600	657	795	858	899	1,057	1,033	1,276	1,523
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.41	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	455	332	297	270	186	132	118	55	13	51
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.03	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	357	291	146	221	197	148	71	81	8	4
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.95	$1.85	$1.49	$1.67	$1.66	$1.24	$1.11	$1.18	$0.96
Accumulation unit value at end of period	$1.97	$1.67	$1.95	$1.85	$1.49	$1.67	$1.66	$1.24	$1.11	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	278	304	333	389	443	530	633	880	1,083	1,348
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,498	4,741	2,472	78	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,840	17,010	10,230	2,486	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,679	21,109	13,311	2,374	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.64	$2.02	$1.54	$1.58	$1.60	$1.70	$1.41	$1.17	$1.39	$1.13
Accumulation unit value at end of period	$2.11	$1.64	$2.02	$1.54	$1.58	$1.60	$1.70	$1.41	$1.17	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	915	1,221	1,398	1,640	2,288	2,489	2,678	2,922	3,546	4,286
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.22	$2.29	$1.94	$1.73	$1.76	$1.70	$1.29	$1.09	$1.14	$0.94
Accumulation unit value at end of period	$2.88	$2.22	$2.29	$1.94	$1.73	$1.76	$1.70	$1.29	$1.09	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	882	1,046	1,219	1,422	1,665	1,842	2,163	2,492	2,943	3,589
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.97	$0.86	$1.00	$0.87
Accumulation unit value at end of period	$1.24	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.97	$0.86	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	609	703	882	778	955	937	986	1,163	1,409	1,555

108	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.13	$2.32	$1.95	$1.76	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01
Accumulation unit value at end of period	$2.76	$2.13	$2.32	$1.95	$1.76	$1.84	$1.69	$1.31	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	671	704	810	941	1,040	876	991	1,090	1,313	354
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.55	$2.55	$2.05	$1.93	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12
Accumulation unit value at end of period	$3.14	$2.55	$2.55	$2.05	$1.93	$2.02	$2.08	$1.40	$1.32	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,065	1,173	1,008	945	999	947	1,042	969	1,008	1,248
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	540	709	589	322	265	315	230	—	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.23	$1.09	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.23	$1.09	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	236	260	265	258	94	22	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.84	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,577	1,575	1,576	1,200	945	279	113	79	42	2
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,226	2,474	2,683	2,843	2,336	1,358	247	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.27	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.54	$2.03	$2.27	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,825	1,910	1,966	1,745	1,422	1,066	679	327	255	127
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.31	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.19	$1.31	$1.16	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,919	3,240	3,371	3,871	3,354	2,259	657	51	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.26	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11,545	11,543	11,715	8,670	3,153	1,206	242	57	69	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	530	286	188	99	40	16	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.05	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,084	3,193	3,121	2,701	1,988	770	352	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.15	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,204	1,250	1,195	1,250	1,220	437	245	64	10	13
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.86	$0.90	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.79	$0.78	$0.87	$0.86	$0.90	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	581	321	290	240	340	246	167	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.34	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,101	2,884	2,960	2,551	1,660	1,347	591	136	287	38
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	729	611	655	351	265	217	61	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	109

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.41	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3,868	3,794	3,748	2,801	1,959	924	565	177	110	33
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,184	1,155	1,076	852	658	305	239	241	301	97
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6,732	7,745	3,791	3,702	4,701	2,792	1,916	306	1,336	340
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,036	2,142	2,549	2,311	2,703	1,899	827	262	294	121
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,334	1,371	1,496	1,546	1,247	1,019	753	269	155	59
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,945	2,453	2,586	2,343	1,204	660	579	903	707	306
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.35	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,852	1,908	1,711	1,650	1,278	256	140	45	40	38
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$3.10	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	5,120	5,151	5,124	3,870	3,022	1,574	558	94	240	66
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,310	2,000	2,228	2,001	831	795	328	233	483	27
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	715	596	709	620	815	164	95	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.51	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	724	742	662	548	820	155	76	19	17	6
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.57	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,247	1,261	1,362	1,400	963	250	176	37	25	10
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.87	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	999	1,001	899	749	659	428	155	15	17	2
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.59	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,498	1,471	1,451	1,127	804	522	141	10	2	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.39	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	958	878	823	663	406	253	109	59	55	3
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.22	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	4,186	3,448	3,258	2,516	1,832	1,026	762	648	520	—

110	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.29	$1.89	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	448	559	605	622	554	442	311	127	122	8
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,513	1,259	974	856	547	378	271	587	713	147
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,044	1,185	1,307	888	691	329	342	392	239	54
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	595	752	867	730	1,073	392	195	23	123	38
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.96	$0.99	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.88	$0.96	$0.99	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	918	873	1,018	1,034	919	116	52	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,086	1,111	1,175	691	515	277	300	390	359	187
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.90	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,514	1,699	1,813	1,696	1,370	737	364	207	241	49
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,386	1,293	1,388	1,036	583	322	192	23	123	31
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	784	730	542	266	74	57	30	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.47	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	811	840	806	565	308	197	97	60	24	7
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.25	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	219	238	312	292	242	215	80	6	8	6
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.71	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,567	1,568	1,886	1,649	1,076	640	167	54	58	10
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.16	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	234	255	293	269	195	117	125	121	81	11
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.36	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	654	787	858	513	405	358	227	101	28	3
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	868	537	448	353	235	80	80	89	84	4

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	111

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.88	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,524	1,515	1,280	937	329	202	91	149	8
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,407	1,293	938	1,170	1,466	466	273	175	132	11
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.91	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	934	934	1,022	854	824	301	134	33	23	12
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,797	1,904	1,860	1,472	1,378	451	99	113	237	52
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	534	636	792	875	790	754	349	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.83	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,040	4,943	5,023	4,065	3,368	2,365	1,060	391	337	51
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.25	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,504	2,517	2,695	2,211	1,870	926	546	299	348	58
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,825	4,566	4,348	2,128	1,631	879	147	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,442	3,305	3,497	3,176	2,490	1,901	344	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.05	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	632	687	776	663	588	361	196	135	99	15
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$2.64	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1,391	1,414	1,399	1,235	895	502	205	99	78	20
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.90	$0.91	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	286	233	167	129	18	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$2.42	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,239	2,296	2,087	1,677	1,607	923	632	239	227	166
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,066	1,157	1,064	776	594	411	187	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.78	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,245	1,193	989	758	353	254	45	81	18
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,489	1,457	1,841	1,743	1,275	1,363	866	—	—	—

112	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	776	821	823	903	1,703	1,944	950	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,869	1,890	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,488	1,428	1,612	1,548	815	449	64	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$3.00	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	405	493	561	489	485	112	106	34	36	11
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	359	514	511	426	550	140	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.31	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,438	1,439	1,585	1,475	1,245	855	330	175	137	21
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.89	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	431	406	342	315	297	428	253	54	41	5
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$2.59	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	65	83	93	72	91	118	59	2	2	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	74	176	212	198	87	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	537	575	611	636	634	648	576	441	482	194
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	299	294	289	267	220	127	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,775	2,211	2,185	1,116	866	566	170	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,265	1,345	1,479	1,308	1,335	765	176	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,131	390	495	440	241	146	51	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.01	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9,572	9,979	9,181	7,251	7,150	5,296	2,833	1,197	1,022	302
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.80	$1.41	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,785	1,944	1,751	1,402	1,139	716	393	59	76	28
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	113

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,119	8,908	9,896	11,501	10,452	10,281	11,471	14,119	11,499	3,209
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	837	342	317	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,353	784	316	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,379	8,169	9,540	9,308	5,791	4,108	2,818	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,865	29,337	33,959	37,741	29,866	27,101	13,385	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104,781	116,191	123,614	127,950	124,538	92,264	39,275	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166,920	191,571	203,175	210,971	197,103	161,062	80,023	5,866	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	68,491	74,553	80,144	78,752	75,558	67,268	48,448	30,878	28,107	8,015
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.82	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	32,675	35,712	36,669	36,374	35,791	28,513	18,700	9,398	9,272	1,891
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,872	22,007	23,206	23,340	22,837	20,339	19,853	19,190	14,556	4,109
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	692	852	1,148	1,315	968	217	279	173	167	30
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.40	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	251	325	340	323	259	163	122	33	22	3
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.40	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	177	193	167	119	136	42	20	7	8	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	181	138	151	170	184	81	60	41	17	21
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,642	2,009	1,239	319	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.14	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,020	17,306	14,014	3,170	—	—	—	—	—	—

114	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,979	11,253	8,737	1,154	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.74	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	297	301	328	245	222	81	52	33	12	2
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.86	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,355	1,427	1,227	1,062	887	458	263	57	56	6
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	329	430	226	189	139	26	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.86	$2.20	$2.18	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.83	$2.89	$2.86	$2.20	$2.18	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	58	50	51	46	59	47	34	24	10	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	201	219	220	269	295	170	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.26	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.53	$2.02	$2.26	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	83	100	98	97	157	173	166	154	49	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	476	477	610	510	485	524	534	149	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.01	$1.78	$1.69	$1.69	$1.55	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.25	$1.86	$2.01	$1.78	$1.69	$1.69	$1.55	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	697	610	677	718	608	483	434	177	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.05	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	166	186	197	424	358	23	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$2.70	$2.21	$2.08	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.14	$2.56	$2.70	$2.21	$2.08	$2.09	$1.84	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	27	24	40	46	51	47	30	4	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.86	$0.89	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.79	$0.78	$0.87	$0.86	$0.89	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	—	8	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.06	$1.83	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.33	$1.91	$2.06	$1.83	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	433	470	457	450	520	549	555	165	26	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	115

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	14	8	8	23	23	51	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.40	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.40	$1.08	$1.40	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	262	280	283	288	341	401	435	217	131	65
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$0.88	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	322	334	355	338	386	382	409	225	86	17
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.91	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.90	$0.90	$0.91	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	489	775	1,170	488	739	446	466	234	219	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.53	$1.46	$1.33	$1.36	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.66	$1.45	$1.53	$1.46	$1.33	$1.36	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	217	221	283	316	317	459	449	288	93	6
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.49	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.62	$1.42	$1.49	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	379	404	476	480	530	593	698	185	49	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.11	$1.13	$1.09	$1.13	$1.07	$1.01	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.17	$1.14	$1.11	$1.13	$1.09	$1.13	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	790	715	674	632	447	633	868	511	46	7
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.64	$2.10	$2.10	$1.96	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.34	$2.50	$2.64	$2.10	$2.10	$1.96	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	61	64	63	45	79	51	115	112	24	13
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.39	$2.55	$2.13	$1.94	$1.95	$1.74	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$3.09	$2.39	$2.55	$2.13	$1.94	$1.95	$1.74	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	493	363	361	448	280	324	235	335	1	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.05	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	248	296	347	286	338	371	610	191	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	67	57	57	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.00	$1.66	$1.65	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.50	$1.88	$2.00	$1.66	$1.65	$1.58	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	60	65	87	73	50	62	59	49	7	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.55	$1.23	$1.34	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.57	$1.27	$1.55	$1.23	$1.34	$1.29	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	125	146	140	153	99	54	45	42	23	1
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$2.65	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.85	$2.29	$2.65	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	86	91	52	57	76	85	54	43	9	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.33	$2.09	$1.86	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.58	$1.99	$2.33	$2.09	$1.86	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	102	114	140	139	141	133	107	33	9	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.39	$2.17	$1.93	$2.03	$1.94	$1.33	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.38	$2.06	$2.39	$2.17	$1.93	$2.03	$1.94	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	48	47	66	64	68	72	63	60	27	—

116	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.21	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	777	706	666	669	412	498	618	454	148	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.28	$1.88	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	99	97	121	122	152	159	143	107	63	40
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.03	$1.03	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	103	103	86	88	21	106	119	12	6	6
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.10	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.13	$1.10	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	18	18	22	33	78	89	92	85	24	11
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.47	$1.22	$1.28	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.41	$1.21	$1.47	$1.22	$1.28	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	18	15	15	26	26	26	27	4	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.18	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.19	$1.18	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	74	83	108	95	171	244	230	291	25	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.63	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.89	$1.52	$1.63	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	85	110	156	224	243	274	214	174	75	10
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	54	53	53	19	13	38	48	42	11	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	14	19	18	6	5	5	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.77	$2.12	$2.04	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.45	$2.66	$2.77	$2.12	$2.04	$1.87	$1.69	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	11	9	8	54	55	55	44	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$2.55	$1.98	$2.06	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.24	$2.48	$2.55	$1.98	$2.06	$1.97	$1.81	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	60	65	76	77	78	67	65	52	32	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.38	$2.06	$1.84	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.70	$2.11	$2.38	$2.06	$1.84	$1.88	$1.73	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	185	191	171	201	193	130	138	166	39	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.48	$1.90	$1.87	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.14	$2.51	$2.48	$1.90	$1.87	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	130	100	114	120	77	88	90	72	35	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.12	$1.85	$1.65	$1.82	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.35	$1.89	$2.12	$1.85	$1.65	$1.82	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	214	234	245	256	259	251	303	150	15	9

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	117

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.03	$1.05	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	325	286	194	188	202	227	364	108	11	11
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$2.57	$2.26	$1.90	$1.93	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.87	$2.28	$2.57	$2.26	$1.90	$1.93	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	37	37	49	32	41	9	8	7	2	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.97	$0.99	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.96	$0.97	$0.97	$0.99	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	109	108	74	73	72	76	72	11	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.18	$1.80	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.90	$2.07	$2.18	$1.80	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	108	113	98	129	129	103	154	122	1	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.59	$1.27	$1.34	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.59	$1.27	$1.34	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	307	305	314	325	310	271	177	27	32	5
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	190	206	211	269	279	177	80	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.37	$1.97	$1.86	$1.88	$1.70	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.82	$2.18	$2.37	$1.97	$1.86	$1.88	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	474	495	510	526	589	665	579	341	164	80
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$2.19	$1.85	$1.67	$1.72	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.24	$1.84	$2.19	$1.85	$1.67	$1.72	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	282	298	318	315	292	275	232	128	20	15
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	187	203	170	126	164	118	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	174	210	158	365	328	110	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.88	$1.76	$1.54	$1.64	$1.55	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.04	$1.69	$1.88	$1.76	$1.54	$1.64	$1.55	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	35	41	41	39	30	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.46	$2.25	$1.76	$1.92	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$2.63	$2.11	$2.46	$2.25	$1.76	$1.92	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	143	150	159	159	153	140	73	19	18	9
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	17	14	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.17	$1.62	$1.64	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$2.41	$1.86	$2.17	$1.62	$1.64	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	71	60	65	42	161	89	102	59	46	1
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.22	$2.52	$2.24	$1.93	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.76	$2.22	$2.52	$2.24	$1.93	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	85	95	111	100	95	88	63	43	1	—

118	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140	140	263	122	115	155	165	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	36	131	187	205	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342	41	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	296	169	202	110	16	2	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$2.33	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.98	$2.24	$2.33	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	6	2	4	4	4	4	4	—	9	9
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	8	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.88	$1.66	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.30	$1.87	$1.88	$1.66	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	300	344	403	433	478	480	450	215	69	2
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.91	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.88	$2.08	$1.91	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	67	62	51	51	56	41	44	35	32	10
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.25	$1.93	$1.78	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$2.58	$2.08	$2.25	$1.93	$1.78	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	11	—	—	9	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	5	19	5	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	74	75	84	84	88	667	768	184	57	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	222	238	238	300	317	326	124	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	14	17	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	36	36	42	18	14	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	24	21	21	15	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.85	$1.58	$1.51	$1.55	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.00	$1.67	$1.85	$1.58	$1.51	$1.55	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,949	4,350	4,857	5,323	5,427	5,453	5,797	4,222	1,906	387

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	119

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.80	$1.41	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	332	350	370	374	384	362	313	209	89	54
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,813	7,304	7,861	9,441	9,804	9,525	11,122	12,192	4,424	673
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.97	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.97	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,625	1,311	1,483	865	579	261	275	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	925	1,028	1,145	1,226	461	180	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,488	3,585	3,536	4,106	4,202	2,418	604	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,320	23,925	27,618	29,984	32,218	35,582	35,461	24,797	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.54	$1.38	$1.33	$1.36	$1.31	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.54	$1.38	$1.33	$1.36	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	37,674	39,433	44,645	48,268	49,765	50,758	53,838	45,726	22,126	6,259
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.69	$1.47	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.81	$1.55	$1.69	$1.47	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	11,036	13,405	14,395	15,499	17,937	20,357	22,020	13,969	11,746	3,622
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,528	14,331	16,510	17,248	17,752	19,324	20,160	19,211	9,784	2,470
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.08	$1.08	$1.08	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.10	$1.08	$1.08	$1.08	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	80	81	130	143	129	157	175	130	35	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.12	$1.79	$1.66	$1.68	$1.52	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.39	$1.92	$2.12	$1.79	$1.66	$1.68	$1.52	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	240	258	254	243	293	246	244	48	22	20
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.14	$1.83	$1.75	$1.87	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.39	$2.01	$2.14	$1.83	$1.75	$1.87	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	3	10	17	18	13	12	13	13	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$2.01	$1.91	$1.54	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.01	$1.71	$2.01	$1.91	$1.54	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	14	13	18	19	20	26	75	49	15	9
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	70	—	—	—	—	—	—	—	—

120	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	1,678	1,162	1,041	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,657	2,165	960	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.30	$1.93	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.73	$2.10	$2.30	$1.93	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	61	68	89	78	84	72	72	52	24	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.31	$1.86	$1.75	$1.83	$1.89	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.84	$2.31	$2.31	$1.86	$1.75	$1.83	$1.89	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	66	65	63	65	66	42	37	21	11	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	138	138	114	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	104	61	68	125	150	95	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.74	$1.29	$1.32	$1.31	$1.27	$1.05	$0.94	$1.24	$1.06
Accumulation unit value at end of period	$1.97	$1.54	$1.74	$1.29	$1.32	$1.31	$1.27	$1.05	$0.94	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	17	16	4	4	21	16	33	12	100	117
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.13	$0.97	$0.93	$0.84
Accumulation unit value at end of period	$2.33	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.13	$0.97	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	58	51	54	90	122	158	175	185	157	138
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.74	$0.98	$0.79	$0.81	$0.80	$0.87	$0.72	$0.64	$0.81	$0.79
Accumulation unit value at end of period	$0.86	$0.74	$0.98	$0.79	$0.81	$0.80	$0.87	$0.72	$0.64	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	317	397	370	390	516	583	664	803	1,110	1,489
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.53	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98
Accumulation unit value at end of period	$3.35	$2.53	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	291	352	307	276	222	125	66	204	65	21
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	484	567	679	733	612	472	141	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.25	$2.62	$2.39	$1.98	$2.04	$1.78	$1.39	$1.21	$1.24	$1.06
Accumulation unit value at end of period	$2.86	$2.25	$2.62	$2.39	$1.98	$2.04	$1.78	$1.39	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	152	175	226	210	215	187	241	294	370	358
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.43	$2.45	$1.88	$1.83	$1.75	$1.62	$1.20	$1.07	$1.08	$0.94
Accumulation unit value at end of period	$3.22	$2.43	$2.45	$1.88	$1.83	$1.75	$1.62	$1.20	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	330	338	346	336	349	79	75	89	78	181
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92
Accumulation unit value at end of period	$2.23	$1.78	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	630	730	840	807	858	897	960	914	1,036	1,001
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,513	1,642	1,858	1,785	1,580	1,019	438	37	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	121

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares* (6/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.34	$1.07	$1.15	$1.16	$1.21	$1.04	$0.86	$1.03	$0.95
Accumulation unit value at end of period	$1.31	$1.11	$1.34	$1.07	$1.15	$1.16	$1.21	$1.04	$0.86	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	53	137	184	149	212	193	262	304	368	444
*BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83
Accumulation unit value at end of period	$2.76	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	26	29	21	49	74	84	154	110	119	205
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95
Accumulation unit value at end of period	$2.08	$1.72	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,714	2,896	2,598	2,667	1,927	1,176	918	518	547	809
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	108	100	27	26	51	49	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	726	775	767	589	392	218	85	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	421	198	179	187	185	109	35	25	9	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.01	$2.12	$1.73	$1.63	$1.64	$1.44	$1.10	$0.98	$0.94	$0.81
Accumulation unit value at end of period	$2.47	$2.01	$2.12	$1.73	$1.63	$1.64	$1.44	$1.10	$0.98	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	67	66	47	51	128	77	47	40	73	68
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.86	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.78	$0.78	$0.87	$0.86	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	70	36	88	146	90	229	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	635	406	398	414	441	321	296	137	59	31
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.75	$1.55	$1.39	$1.45	$1.34	$1.07	$0.95	$1.02	$0.88
Accumulation unit value at end of period	$1.98	$1.62	$1.75	$1.55	$1.39	$1.45	$1.34	$1.07	$0.95	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	909	1,146	1,189	1,350	1,484	1,758	1,869	1,805	2,178	2,845
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	192	374	279	233	224	152	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	448	436	420	306	299	262	218	105	94	53
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.95	$1.35	$1.30	$1.45	$1.51	$1.56	$1.31	$1.69	$1.43
Accumulation unit value at end of period	$1.96	$1.51	$1.95	$1.35	$1.30	$1.45	$1.51	$1.56	$1.31	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	198	245	268	277	335	389	506	546	649	760
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	151	155	152	130	191	155	200	195	80	23
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.14	$1.23	$1.24	$1.37	$1.30	$1.26	$1.20
Accumulation unit value at end of period	$1.18	$1.08	$1.16	$1.11	$1.14	$1.23	$1.24	$1.37	$1.30	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	384	433	407	466	559	734	972	1,641	2,021	2,598

122	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	703	671	151	744	1,021	700	402	262	101	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.94	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.04
Accumulation unit value at end of period	$0.94	$0.93	$0.93	$0.94	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,098	1,219	1,062	1,485	1,369	1,800	2,678	3,268	4,106	5,325
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	515	530	714	653	631	509	473	343	122	52
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.93	$1.84	$1.67	$1.72	$1.68	$1.61	$1.41	$1.35	$1.21
Accumulation unit value at end of period	$2.10	$1.83	$1.93	$1.84	$1.67	$1.72	$1.68	$1.61	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,093	1,226	1,335	1,391	1,521	1,517	1,563	1,554	1,702
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	736	411	458	423	997	1,105	1,199	210	120	29
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.89	$1.80	$1.65	$1.69	$1.65	$1.60	$1.41	$1.35	$1.21
Accumulation unit value at end of period	$2.05	$1.79	$1.89	$1.80	$1.65	$1.69	$1.65	$1.60	$1.41	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	551	570	814	925	620	776	979	1,299	1,249	1,525
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	667	495	517	551	539	500	379	538	322	30
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.37	$1.33	$1.34	$1.29	$1.35	$1.27	$1.21	$1.13
Accumulation unit value at end of period	$1.49	$1.38	$1.40	$1.37	$1.33	$1.34	$1.29	$1.35	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,264	1,182	1,495	1,649	1,906	2,355	3,068	5,731	6,538	7,525
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	235	229	216	197	161	79	67	44	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.05	$2.17	$1.72	$1.72	$1.60	$1.43	$1.11	$0.94	$0.98	$0.85
Accumulation unit value at end of period	$2.74	$2.05	$2.17	$1.72	$1.72	$1.60	$1.43	$1.11	$0.94	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	35	66	57	68	147	44	133	189	159	196
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91
Accumulation unit value at end of period	$2.68	$2.08	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,115	1,839	1,555	1,245	1,113	893	538	502	397	470
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	730	805	599	510	293	285	531	605	129	30
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	300	362	401	378	177	88	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	104	122	113	94	84	37	32	19	7	1
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.91	$2.03	$1.68	$1.67	$1.61	$1.52	$1.18	$1.07	$1.28	$1.03
Accumulation unit value at end of period	$2.54	$1.91	$2.03	$1.68	$1.67	$1.61	$1.52	$1.18	$1.07	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	50	36	38	35	105	85	103	91	83	156
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	214	363	399	358	245	50	48	27	35	12

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	123

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.41	$1.12	$1.21	$1.17	$1.30	$1.08	$0.93	$1.08	$0.96
Accumulation unit value at end of period	$1.43	$1.16	$1.41	$1.12	$1.21	$1.17	$1.30	$1.08	$0.93	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	108	129	145	205	113	170	207	250	229	219
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	106	118	128	125	133	154	73	47	17	14
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.92	$2.23	$1.87	$1.58	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84
Accumulation unit value at end of period	$2.40	$1.92	$2.23	$1.87	$1.58	$1.69	$1.54	$1.13	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	70	67	63	72	78	103	182	85	72	53
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	138	154	173	162	118	33	32	26	12	13
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$2.00	$1.79	$1.59	$1.70	$1.54	$1.13	$0.97	$1.08	$0.89
Accumulation unit value at end of period	$2.21	$1.71	$2.00	$1.79	$1.59	$1.70	$1.54	$1.13	$0.97	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	129	154	164	195	271	275	311	320	426	538
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	31	34	34	26	23	23	11	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.75	$2.04	$1.84	$1.64	$1.72	$1.65	$1.13	$0.97	$1.08	$0.86
Accumulation unit value at end of period	$2.03	$1.75	$2.04	$1.84	$1.64	$1.72	$1.65	$1.13	$0.97	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19	20	23	24	37	60	111	81	71	70
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	1,122	755	684	463	316	309	350	177	95	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.22	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.27	$1.87	$2.22	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	34	53	53	51	48	90	60	68	54	56
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	270	222	222	245	299	172	179	172	202	144
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.10	$1.09	$1.09	$1.05	$1.08	$1.08	$1.08	$1.07
Accumulation unit value at end of period	$1.18	$1.12	$1.12	$1.10	$1.09	$1.09	$1.05	$1.08	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	554	590	715	1,123	1,240	1,316	2,035	3,166	4,378	4,382
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.44	$0.51	$0.51	$0.46	$0.62	$0.76	$0.86	$0.89	$1.04	$0.90
Accumulation unit value at end of period	$0.47	$0.44	$0.51	$0.51	$0.46	$0.62	$0.76	$0.86	$0.89	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	308	302	319	368	425	507	583	800	950	1,182
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	200	287	284	226	105	53	59	32	—	12
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	44	41	52	34	25	21	88	1	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.87	$0.96	$0.98	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	275	304	398	443	107	89	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

124	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	474	233	265	240	239	202	222	353	119	34
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.36	$1.28	$1.31	$1.23	$1.32	$1.27	$1.17	$1.14
Accumulation unit value at end of period	$1.44	$1.35	$1.38	$1.36	$1.28	$1.31	$1.23	$1.32	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	627	708	767	868	861	1,079	1,280	2,237	2,570	2,975
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	170	182	265	242	220	138	131	35	22	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	234	173	221	121	97	74	54	22	12	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	110	87	69	19	6	25	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.33	$1.38	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	541	599	681	772	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	103	67	66	72	42	31	22	1	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	39	44	67	63	62	47	18	15	3	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	316	318	284	264	165	160	158	73	57	25
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	86	62	70	61	73	71	49	11	10	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	171	171	153	115	145	131	116	104	64	51
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	422	400	375	249	233	145	179	280	27	13
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	154	147	152	117	85	38	20	18	12	22
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.16	$2.44	$2.14	$1.80	$1.82	$1.65	$1.23	$1.07	$1.16	$0.97
Accumulation unit value at end of period	$2.73	$2.16	$2.44	$2.14	$1.80	$1.82	$1.65	$1.23	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	88	83	68	90	69	44	36	22	18	206
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	400	498	414	441	514	88	51	51	26	25
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	180	150	164	178	200	94	86	59	3	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	125

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	213	246	220	190	195	106	43	19	23	34
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	139	173	182	275	203	60	10	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.13	$1.05
Accumulation unit value at end of period	$1.36	$1.29	$1.31	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,596	1,931	2,117	2,510	2,759	3,335	4,207	3,372	3,788	4,453
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.99	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95
Accumulation unit value at end of period	$2.57	$1.99	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,261	2,659	2,865	2,838	2,933	2,752	2,772	2,690	2,701	3,123
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.90	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01
Accumulation unit value at end of period	$2.31	$1.90	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	832	845	996	1,109	1,119	1,125	988	1,110	1,256	1,724
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.39	$1.09	$1.16	$1.14	$1.27	$0.99	$0.83	$1.02	$0.92
Accumulation unit value at end of period	$1.47	$1.17	$1.39	$1.09	$1.16	$1.14	$1.27	$0.99	$0.83	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	272	292	311	345	333	369	348	292	461	655
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,147	2,101	2,109	1,341	1,024	631	311	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.06	$0.98	$0.98	$0.99	$0.88	$0.87	$0.69	$0.74	$0.62
Accumulation unit value at end of period	$1.18	$0.98	$1.06	$0.98	$0.98	$0.99	$0.88	$0.87	$0.69	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	114	125	268	310	337	441	477	371	395	588
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,452	1,502	1,854	1,789	2,141	2,097	361	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90
Accumulation unit value at end of period	$1.79	$1.48	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	363	453	458	472	616	557	626	902	1,011	1,148
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.80	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88
Accumulation unit value at end of period	$2.24	$1.80	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	310	239	211	224	253	281	367	401	462	700
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	56	98	56	57	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$2.13	$1.74	$1.59	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81
Accumulation unit value at end of period	$2.43	$1.97	$2.13	$1.74	$1.59	$1.62	$1.41	$1.04	$0.92	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	86	88	77	86	113	138	156	232	143	356
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.75	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98
Accumulation unit value at end of period	$2.26	$1.75	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	403	411	414	466	608	529	600	520	588	662
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14
Accumulation unit value at end of period	$1.53	$1.41	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,532	1,789	2,171	2,464	2,803	3,657	4,997	6,210	7,215	8,228
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$0.98	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$0.98	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	146	148	—	—	—	—	—	—	—

126	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.93	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88
Accumulation unit value at end of period	$2.40	$1.93	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	221	276	318	266	328	293	247	249	302	320
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$2.34	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	39	55	89	86	98	112	113	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	796	861	925	877	982	764	620	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$2.00	$1.72	$1.49	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87
Accumulation unit value at end of period	$2.12	$1.72	$2.00	$1.72	$1.49	$1.62	$1.50	$1.12	$0.96	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	200	233	291	301	335	398	442	555	737	909
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	$1.00	—
Accumulation unit value at end of period	$2.06	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	107	157	214	248	196	117	295	250	103	—
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.13	$2.15	$1.89	$2.17	$2.14	$1.82	$1.32	$1.11	$1.08	$1.05
Accumulation unit value at end of period	$2.78	$2.13	$2.15	$1.89	$2.17	$2.14	$1.82	$1.32	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	101	96	149	150	196	162	158	108	124	120
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.64	$1.36	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08
Accumulation unit value at end of period	$1.73	$1.37	$1.64	$1.36	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	120	179	194	238	251	298	256	296	359	390
Invesco V.I. Mid Cap Growth Fund, Series II Shares* (4/27/2012)
Accumulation unit value at beginning of period	$1.53	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$2.02	$1.53	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	74	74	89	106	55	54	45	—	—
*Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	329	615	637	905	810	713	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,779	385	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	847	858	979	1,280	1,061	416	187	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84
Accumulation unit value at end of period	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	307	277	304	308	389	282	366	519	591	593
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	123	106	114	201	379	300	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.01	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.27	$1.28	$1.01	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	226	265	306	432	—	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.22	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25
Accumulation unit value at end of period	$2.73	$2.22	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	679	662	707	751	867	968	859	903	953	901

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	127

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.28	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06
Accumulation unit value at end of period	$3.14	$2.28	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	111	114	89	115	156	219	198	214	203	159
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.35	$1.33	$1.37	$1.22	$1.21	$0.94	$1.07	$0.88
Accumulation unit value at end of period	$1.54	$1.32	$1.46	$1.35	$1.33	$1.37	$1.22	$1.21	$0.94	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	171	212	274	288	285	398	470	470	425	429
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.36	$1.08	$1.12	$1.12	$1.17	$1.01	$0.87	$1.00	$0.83
Accumulation unit value at end of period	$1.40	$1.11	$1.36	$1.08	$1.12	$1.12	$1.17	$1.01	$0.87	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	16	102	95	32	54	58	75	80	96	100
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93
Accumulation unit value at end of period	$2.43	$1.97	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	148	40	41	42	47	90	76	26	35	32
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	210	145	128	111	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13
Accumulation unit value at end of period	$1.59	$1.45	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	462	543	664	676	795	1,212	1,857	3,141	2,838	2,685
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	95	30	30	30	30	144	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	835	577	674	522	459	413	345	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	539	524	546	562	683	647	510	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	83	71	64	34	35	18	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,524	3,964	4,353	4,946	6,341	7,140	5,713	4,970	5,014	476
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00
Accumulation unit value at end of period	$1.92	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	981	986	1,035	1,033	1,077	1,261	1,478	1,463	1,618	1,928
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.72	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.79	$1.40	$1.72	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	197	223	228	249	161	192	111	108	73	59
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,897	6,480	7,898	9,620	9,116	10,238	16,283	18,372	12,111	3,775
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,392	8,541	10,178	11,918	15,756	18,040	21,050	31,090	32,521	40,233
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	—	—	—	—	—	—	—	—	—

128	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	104	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,481	3,205	3,360	3,307	2,334	1,046	807	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,392	8,157	7,704	8,333	7,181	4,376	2,147	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,763	10,599	10,188	11,881	12,098	8,344	2,515	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,969	25,506	25,611	25,760	25,548	20,925	12,152	5,776	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	59,657	64,786	70,598	72,165	74,996	77,754	79,491	67,842	58,637	23,094
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	12,968	15,268	18,555	21,905	25,709	29,311	32,386	32,281	37,613	41,323
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	20,474	23,107	25,341	29,087	32,803	34,152	33,555	32,489	29,585	7,132
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00
Accumulation unit value at end of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,072	2,559	3,067	4,200	5,912	6,871	7,968	7,702	10,729	12,286
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18,799	19,875	21,766	23,839	21,997	23,803	26,092	26,691	21,112	8,769
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.45	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12,409	14,053	15,513	18,633	21,994	25,456	29,448	35,259	38,434	42,735
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	161	68	157	145	155	128	225	139	57	51
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	162	114	110	91	86	74	72	31	12	13
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89
Accumulation unit value at end of period	$2.03	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	70	96	121	133	137	138	250	270	280	367
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	61	57	32	24	24	23	15	—	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	50	55	48	30	23	22	23	14	3	1

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	129

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.92	$1.82	$1.47	$1.65	$1.64	$1.23	$1.10	$1.17	$0.95
Accumulation unit value at end of period	$1.93	$1.63	$1.92	$1.82	$1.47	$1.65	$1.64	$1.23	$1.10	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	100	119	141	161	153	207	223	242	374	368
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,082	544	358	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,145	2,928	1,725	158	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,614	4,244	3,762	331	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.99	$1.52	$1.56	$1.58	$1.68	$1.39	$1.16	$1.38	$1.12
Accumulation unit value at end of period	$2.07	$1.61	$1.99	$1.52	$1.56	$1.58	$1.68	$1.39	$1.16	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	297	333	341	408	437	550	560	585	739	910
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.18	$2.25	$1.91	$1.70	$1.74	$1.68	$1.28	$1.08	$1.13	$0.93
Accumulation unit value at end of period	$2.82	$2.18	$2.25	$1.91	$1.70	$1.74	$1.68	$1.28	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	239	269	302	354	388	446	440	480	636	744
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.31	$1.07	$1.05	$1.05	$1.13	$0.96	$0.85	$1.00	$0.87
Accumulation unit value at end of period	$1.22	$1.07	$1.31	$1.07	$1.05	$1.05	$1.13	$0.96	$0.85	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	151	177	228	243	235	219	221	241	271	341
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.71	$2.09	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	76	101	132	87	125	173	181	293	534	70
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.50	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11
Accumulation unit value at end of period	$3.08	$2.50	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	154	160	178	194	254	302	301	335	344	388
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	389	520	518	454	435	268	45	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	28	25	94	22	23	23	3	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.15	$2.13	$1.64	$1.63	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$2.84	$2.15	$2.13	$1.64	$1.63	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	750	760	535	421	481	454	429	210
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.92	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	60	73	130	230	233	201	39	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.79	$1.68	$1.42	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$2.01	$1.60	$1.79	$1.68	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	528	504	534	423	430	438	335	13
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	421	682	691	664	549	458	234	104

130	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.59	$1.41	$1.35	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.48	$1.59	$1.41	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,089	1,362	1,659	939	654	401	249	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	48	71	104	85	68	67	9	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$2.03	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	422	507	547	423	288	53	12	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.90	$1.55	$1.46	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$2.20	$1.80	$1.90	$1.55	$1.46	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	176	118	118	98	89	46	47	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.86	$0.86	$0.89	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.78	$0.78	$0.86	$0.86	$0.89	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	4	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.65	$1.46	$1.31	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.86	$1.52	$1.65	$1.46	$1.31	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,149	1,262	1,651	1,677	1,929	1,854	1,684	68
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	22	69	35	34	17	26	22	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.31	$0.91	$0.88	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$1.31	$1.01	$1.31	$0.91	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	351	422	478	397	380	346	296	66
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.89	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	38	124	135	118	177	187	139	87
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.93	$0.95	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.92	$0.92	$0.93	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,917	1,969	1,009	1,022	829	1,018	844	64
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.24	$1.13	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.41	$1.23	$1.30	$1.24	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	354	426	692	703	799	767	678	51
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.28	$1.22	$1.12	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.28	$1.22	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	447	487	651	686	851	884	1,040	60
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.05	$1.03	$1.04	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.06	$1.08	$1.05	$1.03	$1.04	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	374	341	397	398	209	236	191	95
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.85	$1.96	$1.55	$1.56	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.47	$1.85	$1.96	$1.55	$1.56	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	531	525	355	284	219	109	96	34
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.81	$1.93	$1.62	$1.47	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$2.34	$1.81	$1.93	$1.62	$1.47	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,089	1,167	761	669	575	566	181	32
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$0.97	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$0.99	$1.01	$1.01	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	144	170	377	272	264	311	245	302

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	131

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	32	32	160	145	41	19	2	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.64	$1.36	$1.35	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.04	$1.53	$1.64	$1.36	$1.35	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	121	113	100	40	84	56	21	1
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.38	$1.10	$1.19	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.39	$1.13	$1.38	$1.10	$1.19	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	199	206	243	242	276	250	222	6
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.99	$1.68	$1.42	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$2.14	$1.72	$1.99	$1.68	$1.42	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	113	89	68	70	114	118	72	32
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.82	$1.63	$1.46	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$2.01	$1.55	$1.82	$1.63	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	339	403	501	447	483	474	455	40
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.82	$1.65	$1.47	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.81	$1.57	$1.82	$1.65	$1.47	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	63	63	74	39	16	17	11	7
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.12	$1.04	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.14	$1.16	$1.12	$1.04	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	541	602	734	802	582	379	382	235
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.60	$1.47	$1.27	$1.38	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.63	$1.35	$1.60	$1.47	$1.27	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	82	128	103	139	132	122	41	16
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.01	$1.00	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	376	374	410	624	274	311	189	159
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.03	$1.01	$1.03	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.03	$1.06	$1.03	$1.01	$1.03	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	30	32	85	71	90	68	25	24
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.34	$1.12	$1.17	$1.20	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.10	$1.34	$1.12	$1.17	$1.20	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	60	99	102	127	125	131	105	26
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.96	$0.98	$1.09	$1.11	$1.03	$1.00	—
Accumulation unit value at end of period	$0.86	$0.87	$0.96	$0.98	$1.09	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	32	42	100	107	48	40	7	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.07	$1.00	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.08	$1.07	$1.00	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	62	69	113	97	133	133	106	79
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.36	$1.31	$1.27	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.36	$1.31	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	218	219	278	357	328	337	236	26
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.37	$1.11	$1.04	$1.14	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.37	$1.11	$1.04	$1.14	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	131	171	192	137	94	51	46	5

132	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.15	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	42	41	44	47	39	2	2	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.94	$2.03	$1.55	$1.49	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$2.52	$1.94	$2.03	$1.55	$1.49	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	127	116	46	13	15	12	17	6
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.78	$1.38	$1.44	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.26	$1.73	$1.78	$1.38	$1.44	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	207	228	138	144	93	59	59	26
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.67	$1.89	$1.63	$1.46	$1.49	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.13	$1.67	$1.89	$1.63	$1.46	$1.49	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	301	368	575	499	382	269	227	39
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.81	$1.79	$1.38	$1.35	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.26	$1.81	$1.79	$1.38	$1.35	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	77	61	57	56	73	73	72	15
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.65	$1.44	$1.28	$1.42	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.82	$1.47	$1.65	$1.44	$1.28	$1.42	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	307	325	201	159	169	174	175	73
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$0.99	$0.98	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$0.99	$1.00	$0.99	$0.98	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	37	87	100	73	42	53	66	41
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$2.04	$1.79	$1.51	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$2.27	$1.80	$2.04	$1.79	$1.51	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	235	226	243	171	173	118	105	3
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	128	174	188	192	120	142	84	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.60	$1.33	$1.30	$1.36	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$2.13	$1.52	$1.60	$1.33	$1.30	$1.36	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	328	350	376	360	384	387	372	27
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.38	$1.11	$1.17	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.37	$1.10	$1.38	$1.11	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	106	164	155	107	175	97	137	17
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	95	122	203	194	172	196	147	75
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.67	$1.81	$1.51	$1.42	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$2.15	$1.67	$1.81	$1.51	$1.42	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	912	968	1,054	864	1,041	757	678	66
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.79	$1.50	$1.36	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.82	$1.50	$1.79	$1.50	$1.36	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	321	330	350	339	301	180	172	9
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.13	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	633	521	965	400	467	313	61	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	247	256	289	231	367	304	87	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	133

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.60	$1.50	$1.31	$1.40	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.73	$1.43	$1.60	$1.50	$1.31	$1.40	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	11	31	76	78	100	109	48	36
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.81	$1.66	$1.30	$1.42	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.94	$1.55	$1.81	$1.66	$1.30	$1.42	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	174	194	223	190	184	163	161	30
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.92	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.85	$0.92	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	14	24	38	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.83	$1.36	$1.39	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$2.02	$1.56	$1.83	$1.36	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	152	213	244	209	180	150	101	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	76	80	92	49	101	90	52	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.89	$1.68	$1.45	$1.57	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.06	$1.66	$1.89	$1.68	$1.45	$1.57	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	134	189	214	179	150	152	171	43
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.19	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	183	212	443	270	318	271	102	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	102	208	72	66	162	147	103	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	149	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.07	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	144	170	158	155	238	197	2	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.84	$1.46	$1.48	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.35	$1.76	$1.84	$1.46	$1.48	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	149	157	155	121	87	61	59	3
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	35	21	42	42	45	28	3	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.29	$1.18	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.78	$1.45	$1.46	$1.29	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	485	551	968	957	1,040	998	688	66
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.05	$1.17	$1.26	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$2.15	$1.56	$1.43	$1.05	$1.17	$1.26	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	103	85	86	74	71	60	73	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.81	$1.56	$1.44	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.08	$1.68	$1.81	$1.56	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32	197	198	200	202	227	36	5
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	83	—	—	—

134	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.04	$0.94	$1.05	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.17	$1.04	$0.94	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	127	376	388	412	478	587	521	350
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.97	$0.94	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.01	$1.08	$0.97	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	57	58	60	63	86	81	90	25
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	274	177	180	121	64	66	16	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	168	224	283	194	107	99	75	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	63	75	111	132	60	75	34	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.51	$1.29	$1.24	$1.27	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.63	$1.36	$1.51	$1.29	$1.24	$1.27	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,110	1,987	1,832	1,930	1,809	1,488	821	8
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.49	$1.15	$1.17	$1.21	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.21	$1.49	$1.15	$1.17	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	199	304	296	308	365	315	230	76
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.07	$1.05	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.09	$1.14	$1.07	$1.05	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,266	2,560	2,587	2,668	2,040	2,098	2,053	616
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	1	2	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.15	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	876	948	959	1,170	546	393	138	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.22	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	845	927	1,353	1,646	1,931	484	219	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.37	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	4,986	5,163	5,349	5,248	4,918	4,206	611	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.16	$1.14	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.30	$1.16	$1.14	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	14,276	15,918	17,508	18,950	19,463	16,833	18,509	9,409
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.32	$1.18	$1.15	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.32	$1.18	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17,924	19,722	19,869	20,821	22,307	20,362	16,382	5,878
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.23	$1.19	$1.21	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.51	$1.29	$1.41	$1.23	$1.19	$1.21	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8,656	8,880	9,933	9,679	9,330	8,700	6,261	1,516

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	135

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.12	$1.10	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.22	$1.12	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,434	4,586	4,844	5,886	5,720	6,282	5,751	2,391
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	156	176	181	201	84	84	64	38
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.74	$1.47	$1.36	$1.38	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.96	$1.57	$1.74	$1.47	$1.36	$1.38	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	337	343	336	340	340	318	232	6
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.28	$1.22	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.67	$1.40	$1.49	$1.28	$1.22	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	42	42	59	56	43	22	26	3
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.59	$1.51	$1.22	$1.37	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.35	$1.59	$1.51	$1.22	$1.37	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	36	46	54	65	54	40	35	3
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.11	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303	104	113	31	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342	167	84	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.10	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	325	563	421	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.77	$1.49	$1.35	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.10	$1.62	$1.77	$1.49	$1.35	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	25	28	29	26	37	40	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.68	$1.36	$1.28	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$2.06	$1.68	$1.68	$1.36	$1.28	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	162	208	186	195	194	174	134	37
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	13	28	81	96	—	—

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	10	10	10	10	60	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.77	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	25	21	21	29	12	11	17	18	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	52	73	51	62	156	13	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.49	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	107	145	137	137	162	173	152	87	29	11

136	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	45	25	53	109	133	124	78	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.22	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	291	303	452	509	323	285	242	152	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	33	32	29	11	11	11	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.03	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	32	35	50	64	77	7	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$3.10	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	20	23	32	36	35	23	12	11	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.78	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	11	13	36	13	5	10	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$2.30	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	38	26	32	42	39	38	36	19	55	14
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	16	14	7	7	7	10	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	60	43	42	74	84	182	202	190	178	13
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	32	43	47	49	60	69	71	94	100	4
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	73	165	34	156	11	4	—	—	30	37
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	84	91	147	197	216	240	254	139	32	7
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.60	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	116	137	164	186	289	315	330	212	25	18
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	251	193	216	216	207	224	224	308	75	36
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.29	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	46	48	40	43	71	140	133	129	94	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$3.04	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	126	190	141	117	90	108	75	62	55	1

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	137

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	56	56	56	97	104	148	167	73	21	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	23	26	26	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.46	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	9	5	8	8	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	42	31	36	60	42	31	25	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.81	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	5	4	21	32	40	32	1	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.54	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	4	17	22	23	22	8	14	13	7
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.35	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	13	11	9	14	18	12	5	7	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.20	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	271	252	391	468	515	559	755	738	165	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.20	$2.03	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.25	$1.86	$2.20	$2.03	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	6	13	14	32	35	17	20	18	11
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	52	44	55	55	55	68	83	92	132	53
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	7	7	28	41	44	118	107	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.39	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	11	13	3	3	2	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.95	$0.98	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.87	$0.95	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	17	21	21	21	17	17	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	20	22	12	20	18	45	153	53	9
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.86	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	35	46	60	98	136	217	224	187	184	3

138	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4	2	2	2	16	8	8	6	34	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	24	20	21	5	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.40	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	19	23	35	20	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.19	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	11	12	12	15	31	19	18	18	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.66	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	45	44	45	74	69	74	67	67	60	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$3.10	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	17	28	31	43	47	20	15
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.32	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	42	23	24	24	12	66	66	66	54	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	10	10	19	23	10	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.83	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	36	44	41	39	23	23	23	13	4	7
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	150	154	139	34	4	3	12	25	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.86	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	6	8	14	10	1	1	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	13	22	22	63	39	38	16	9	9	18
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	15	42	60	77	84	32	17	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.78	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	114	104	106	153	172	183	205	158	90	20
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.21	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	42	41	30	44	54	149	178	164	131	29
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	99	102	21	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	139

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	56	75	119	164	192	90	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.01	$1.66	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	37	10	10	10	26	26	29	42	14	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.59	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	12	18	25	23	24	87	89	74	67	5
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	21	16	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.37	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	78	90	110	140	147	290	271	273	200	21
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	52	59	106	51	47	51	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.72	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	52	52	54	56	67	60	47	29	29	8
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	—	36	41	97	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	22	44	113	134	110	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	22	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	19	22	97	57	49	27	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.94	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	22	22	25	27	27	28	18	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	29	38	49	64	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.86	$1.65	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.27	$1.84	$1.86	$1.65	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	110	94	112	116	139	163	174	141	84	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.83	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	7	12	8	19	62	83	20	19	—	10
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.54	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	3	5	10	11	13	3	—	—	—

140	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.87	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.87	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	20	15	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.17	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.21	$1.30	$1.17	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	47	49	67	64	95	276	306	300	159	41
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	3	11	2	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	58	60	107	33	25	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	—	2	23	40	36	2	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	12	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.97	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	540	566	587	804	779	786	953	800	1,235	332
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.71	$1.32	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.77	$1.39	$1.71	$1.32	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	62	63	54	63	91	149	91	66	75	20
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,809	3,073	3,710	4,258	4,713	5,123	6,889	9,335	7,524	2,009
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	217	13	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	131	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	52	229	713	416	442	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,371	2,504	2,312	2,345	2,416	2,582	472	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,948	11,141	12,830	15,474	16,686	16,830	16,475	13,245	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.62	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5,845	6,536	9,393	12,314	14,787	16,331	17,612	18,226	13,127	4,361

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	141

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.78	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	935	1,368	2,263	2,153	2,717	2,902	4,584	3,242	2,986	389
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,101	4,959	5,769	6,210	7,278	8,645	9,948	11,302	9,437	4,658
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	9	8	73	95	100	175	192	38	31
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.36	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	9	9	6	6	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.36	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	—	2	1	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.99	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	6	9	3	3	8	8	5	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	285	216	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	614	305	90	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.69	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	9	9	30	57	62	89	63	47	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.80	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	11	6	5	12	21	22	27	11	15	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	14	14	—	—	—	—	—	—

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	67	51	23	44	103	80	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$3.75	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	49	53	50	39	33	20	13	5	4	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	189	218	210	221	161	3	—	—	—

142	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.48	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	75	67	87	61	31	39	13	12	11	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	180	179	290	272	215	133	8	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.21	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	451	343	436	358	304	304	116	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	26	24	17	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.02	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	208	212	115	85	56	24	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$3.08	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	96	101	91	101	87	61	15	1	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.78	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.29	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	120	126	185	143	113	159	117	81	10	2
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	11	11	10	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.38	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	43	56	83	43	46	44	31	22	23	13
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	4	14	14	14	13	18	14	23	2
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	146	248	358	201	420	102	77	189	164	31
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	43	43	61	77	61	72	34	30	27	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.59	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	91	79	93	89	92	30	42	52	32	15
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	114	75	129	171	85	105	54	41	41	18
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$3.27	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	76	82	91	76	86	24	16	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	143

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$3.03	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	153	156	148	184	155	109	48	9	4	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	54	44	26	16	16	14	10	20	27	15
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	11	11	11	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.45	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	41	42	52	45	50	27	11	2	2	2
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	37	33	69	70	28	20	9	3	2	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.80	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	55	55	53	7	8	12	9	1	2	2
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.53	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	45	45	70	53	57	47	20	6	5	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.34	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	4	3	3	15	1	7	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.19	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	191	178	177	110	51	47	33	36	3	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$2.19	$2.02	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.24	$1.85	$2.19	$2.02	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	49	48	48	37	50	7	3	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	38	29	44	51	9	9	14	31	11	18
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	14	14	5	5	7	7	21	9	7	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.38	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	29	39	39	39	45	37	—	—	2	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.98	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	36	57	120	45	1	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	132	126	118	97	95	74	41	44	24	15

144	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.85	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	20	21	29	27	28	34	3	2	1	1
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	5	5	6	10	6	2	2	2	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	15	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.39	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	35	36	39	40	10	24	12	2	1	1
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$3.17	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	11	15	20	7	6	4	8	4	4
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.64	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	33	30	28	49	22	24	24	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$3.08	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	7	17	6	2	2	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.31	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	13	15	24	17	17	17	1	14	2	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	34	2	8	8	8	13	3	17	2	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.82	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	27	30	29	13	9	2	2	2	2	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	43	18	16	44	14	15	2	2	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.85	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	8	19	21	22	27	12	2	2	2	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	59	71	100	99	126	68	11	4	9	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	29	28	29	46	50	46	43	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.77	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	31	66	116	121	78	68	24	19	38	13
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.20	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	99	116	121	112	106	62	14	8	8	7

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	145

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	195	281	248	144	84	26	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	114	102	115	149	160	32	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$2.00	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	1	20	9	10	27	4	1	2	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.58	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	24	32	55	63	51	47	6	2	8	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.36	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	116	119	92	85	105	62	8	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	16	5	8	89	90	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.71	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	32	32	59	41	44	36	10	3	2	2
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	154	188	206	206	195	149	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	20	26	33	41	16	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	58	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	63	68	45	81	36	18	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.93	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	25	25	26	8	10	4	5	3	7	2
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	94	90	93	92	43	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.26	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	45	62	94	132	118	110	44	25	9	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.82	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	2	4	7	19	9	10	9	5	9	—

146	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.53	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	1	—	—	—	1	1	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	18	28	31	13	30	38	43	21	4
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	7	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	4	3	43	10	4	4	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	39	41	37	63	47	14	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	57	85	61	5	5	5	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.96	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	828	683	640	618	587	542	687	310	313	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.70	$1.31	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.76	$1.38	$1.70	$1.31	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	53	72	67	52	62	27	10	2	2	1
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	710	839	1,009	963	1,064	1,209	1,408	4,549	1,746	950
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	66	26	25	134	122	105	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	467	446	615	362	188	8	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,237	2,670	2,828	3,264	3,035	2,752	1,402	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,880	6,652	7,090	7,582	6,721	5,432	1,744	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	147

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	9,052	10,194	11,287	12,371	12,366	13,496	12,127	7,268	7,907	2,802
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.78	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,662	3,699	3,942	4,045	4,236	3,742	2,982	2,454	1,816	910
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,686	5,021	5,675	6,106	6,661	4,365	4,451	1,843	3,191	999
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	19	19	28	9	4	7	18	15	4
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.34	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	15	20	27	46	36	40	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.35	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	8	9	17	15	16	10	10	7	7	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.98	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	16	19	21	19	20	6	3	5	2
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	622	739	581	96	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	256	240	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.67	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	58	78	55	59	7	8	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.79	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	47	43	59	57	60	24	8	4	5	1
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	13	18	23	4	—	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	76	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.81	$2.17	$2.15	$1.98	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$3.74	$2.83	$2.81	$2.17	$2.15	$1.98	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	4	16	6	7	8	—	—

148	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	77	172	132	107	59	5	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.22	$2.07	$1.75	$1.86	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.47	$1.98	$2.22	$2.07	$1.75	$1.86	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	47	56	46	80	115	122	152	137	10	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.17	$1.28	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	130	166	123	191	108	94	39	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.97	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.20	$1.82	$1.97	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	425	416	249	300	54	58	67	9	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	18	7	7	7	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	43	62	46	22	9	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.65	$2.17	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$3.07	$2.51	$2.65	$2.17	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	14	15	28	28	36	31	9	9	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	12	12	7	7	7	11	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.02	$1.80	$1.62	$1.69	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.28	$1.87	$2.02	$1.80	$1.62	$1.69	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	38	47	60	69	71	68	114	67	84	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	30	40	10	—	—	8	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.38	$0.95	$0.93	$1.03	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$1.38	$0.95	$0.93	$1.03	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	105	215	231	178	173	165	197	172	125	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.93	$0.90	$0.92	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.87	$0.93	$0.90	$0.92	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	38	53	50	59	112	133	176	221	48	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.89	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.88	$0.89	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	162	70	89	461	157	73	128	57	277	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.62	$1.42	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	42	44	48	59	105	117	127	184	154	93
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.40	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.39	$1.47	$1.40	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	55	77	104	145	151	176	216	85	48	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$1.10	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.13	$1.15	$1.13	$1.10	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	338	609	210	206	284	338	376	530	72	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	149

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.44	$2.59	$2.06	$2.07	$1.94	$1.73	$1.35	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$3.26	$2.44	$2.59	$2.06	$2.07	$1.94	$1.73	$1.35	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	28	30	36	29	33	30	55	23	9	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$2.50	$2.09	$1.91	$1.93	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$3.01	$2.34	$2.50	$2.09	$1.91	$1.93	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	64	137	109	21	569	22	74	15	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.01	$1.03	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	69	57	91	184	314	349	304	232	122	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.97	$1.63	$1.62	$1.57	$1.49	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.44	$1.84	$1.97	$1.63	$1.62	$1.57	$1.49	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	17	17	46	17	17	1
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.52	$1.21	$1.32	$1.28	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.53	$1.24	$1.52	$1.21	$1.32	$1.28	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	67	68	70	75	70	61	67	43	20	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$2.60	$2.19	$1.86	$2.00	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.79	$2.24	$2.60	$2.19	$1.86	$2.00	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	27	27	29	41	43	44	45	10	7	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.29	$2.06	$1.84	$1.97	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.52	$1.95	$2.29	$2.06	$1.84	$1.97	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	32	33	48	50	60	58	56	37	22	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.35	$2.13	$1.91	$2.00	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.33	$2.01	$2.35	$2.13	$1.91	$2.00	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	6	6	14	28	22	23	46	23	20	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.12	$1.08	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.19	$1.10	$1.12	$1.08	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	133	124	194	179	183	87	146	180	102	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$2.19	$2.01	$1.74	$1.90	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.23	$1.84	$2.19	$2.01	$1.74	$1.90	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	42	64	41	46	51	55	83	44	11	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$0.99	$0.99	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01	$1.00	$0.99	$0.99	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	63	62	74	107	133	133	37	45	1	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.11	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	50	28	17	43	65	85	108	101	7	3
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.44	$1.20	$1.27	$1.29	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.38	$1.18	$1.44	$1.20	$1.27	$1.29	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	6	—	—
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	10	17	25	5	5	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

150	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.16	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.17	$1.16	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	29	29	44	32	30	33	67	205	43	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.60	$1.54	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.84	$1.49	$1.60	$1.54	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	44	48	63	67	77	72	63	56	13	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.36	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.10	$1.36	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	10	21	31	32	23	8	6	39	33	1
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.61	$2.72	$2.09	$2.01	$1.85	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$3.37	$2.61	$2.72	$2.09	$2.01	$1.85	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	34	34	31	27	36	38	55	26	18	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$2.50	$1.94	$2.03	$1.95	$1.80	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$3.16	$2.43	$2.50	$1.94	$2.03	$1.95	$1.80	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	11	11	11	23	9	8	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.34	$2.03	$1.81	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.63	$2.07	$2.34	$2.03	$1.81	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	58	98	100	68	79	86	67	28	12	1
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$2.44	$1.87	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$3.07	$2.46	$2.44	$1.87	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	4	4	5	8	4	1	1
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$2.08	$1.82	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.30	$1.85	$2.08	$1.82	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18	22	23	25	26	28	32	33	19	22
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.01	$1.03	$1.01	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	18	5	5	6	5	4	56	58	3	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.52	$2.22	$1.87	$1.90	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.80	$2.23	$2.52	$2.22	$1.87	$1.90	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	60	64	69	58	66	55	59	72	51	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	81	67	67	66	7	66	52	189	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.14	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.83	$2.03	$2.14	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	5	8	9	17	6	7	3	1	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	41	42	38	80	33	25	14	8	1
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	22	21	20	28	37	16	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.32	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.75	$2.13	$2.32	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	80	90	144	181	188	186	206	190	62	1

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	151

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$2.15	$1.82	$1.65	$1.70	$1.63	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.19	$1.80	$2.15	$1.82	$1.65	$1.70	$1.63	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	41	40	46	72	97	103	121	130	29	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	220	181	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	126	121	66	75	60	59	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.85	$1.73	$1.52	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.99	$1.65	$1.85	$1.73	$1.52	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8	9	21	29	44	46	50	43	17	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.41	$2.22	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.57	$2.07	$2.41	$2.22	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	19	20	14	15	15	17	42	25	7	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	10	10	4	4	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.35	$1.82	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	40	40	43	51	47	43	43	24	31	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	44	31	11	6	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.47	$2.21	$1.91	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.70	$2.18	$2.47	$2.21	$1.91	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	27	20	20	9	11	12	11	8	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	140	168	63	63	93	15	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	17	18	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	328	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	40	57	56	9	4	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.29	$1.83	$1.85	$1.79	$1.61	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.91	$2.19	$2.29	$1.83	$1.85	$1.79	$1.61	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	27	2	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	45	63	229	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.84	$1.64	$1.50	$1.78	$1.61	$1.36	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$2.24	$1.83	$1.84	$1.64	$1.50	$1.78	$1.61	$1.36	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	45	50	68	74	86	114	137	125	63	—

152	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.88	$1.38	$1.53	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.81	$2.04	$1.88	$1.38	$1.53	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	15	11	7	7	12	18	14	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.20	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.52	$2.04	$2.20	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	106	109	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.16	$1.04	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.29	$1.16	$1.04	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	64	82	79	120	167	234	236	331	159	47
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	28	92	127	162	173	121	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	130	143	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	53	51	27	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	12	15	7	7	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.82	$1.55	$1.49	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.95	$1.63	$1.82	$1.55	$1.49	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,877	2,198	2,356	2,526	3,408	3,856	3,725	2,508	2,115	234
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.70	$1.31	$1.34	$1.38	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.75	$1.38	$1.70	$1.31	$1.34	$1.38	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	21	43	55	45	39	37	56	43	21	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.18	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,395	2,318	3,499	3,569	3,503	5,271	7,706	8,419	4,761	306
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	181	181	3	3	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	73	294	319	467	469	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,129	1,479	951	1,601	1,447	1,291	395	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	153

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,785	3,467	3,630	4,213	4,933	4,621	3,802	1,865	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.51	$1.35	$1.32	$1.35	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.60	$1.40	$1.51	$1.35	$1.32	$1.35	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16,143	17,691	18,633	22,431	23,431	26,340	26,063	27,190	23,508	10,038
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.66	$1.45	$1.40	$1.43	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.77	$1.51	$1.66	$1.45	$1.40	$1.43	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,326	5,443	6,551	8,536	10,146	9,617	10,786	9,749	7,580	1,963
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.28	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,499	5,080	6,459	7,366	6,822	7,810	9,673	8,976	5,698	1,757
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.08	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	24	29	64	72	92	102	85	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$2.08	$1.76	$1.63	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.33	$1.88	$2.08	$1.76	$1.63	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	8	9	9	9	5	6	52	32	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.10	$1.80	$1.72	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.34	$1.96	$2.10	$1.80	$1.72	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	1	1	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.97	$1.87	$1.52	$1.71	$1.70	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.97	$1.67	$1.97	$1.87	$1.52	$1.71	$1.70	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	8	16	9	2	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	2	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,390	1,046	1,220	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	668	360	130	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.25	$1.90	$1.72	$1.81	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.66	$2.06	$2.25	$1.90	$1.72	$1.81	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	60	82	105	131	132	27	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$2.27	$1.83	$1.73	$1.81	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.78	$2.26	$2.27	$1.83	$1.73	$1.81	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7	8	10	15	25	26	35	33	7	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	12	9	9	9	8	—	—	—
Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	16	2	27	27	—	—	—	—	—

154	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$3.72	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	5	8	15	25	11	10	14	10	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	110	141	158	168	155	81	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.46	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	110	126	131	136	56	63	36	29	32	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	275	297	363	284	244	134	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.19	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	539	562	576	585	337	101	56	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	261	260	253	163	143	51	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$3.05	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	32	37	39	47	50	17	—	37	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.77	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—	15	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.27	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	134	150	138	194	175	103	55	2	41	20
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	51	26	27	2	2	23	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	30	45	46	59	39	34	40	48	36	51
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	16	28	28	7	9	58	48	50	35
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	182	333	236	71	—	61	2	19	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	79	102	181	204	178	112	125	101	94	5
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	56	61	76	131	102	153	141	106	79	35

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	155

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.13	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	184	185	182	168	46	31	41	276	121	54
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$3.24	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	82	134	124	115	89	47	59	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$3.00	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	195	323	295	142	189	70	34	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	267	288	296	281	280	236	209	202	253	72
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	20	61	84	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.43	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	32	34	38	63	46	41	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	96	99	97	54	36	11	2	44	1	50
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.77	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	39	60	56	78	66	63	44	64	—	20
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.50	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	21	24	24	25	30	18	4	1	1	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.31	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	14	14	15	23	23	21	1	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.18	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	130	164	146	164	99	98	197	145	108	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$2.18	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.22	$1.84	$2.18	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	1	1	12	6	35	15	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	91	47	146	131	75	39	43	43	43	211
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32	34	73	63	19	77	89	51	32	8
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14	14	20	19	15	—	2	1	1	—

156	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	24	—	—	42	42	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	65	73	67	131	105	91	100	108	94	36
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.83	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	24	38	63	143	106	105	31	10	17	31
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	62	56	16	19	—	9	30	36	44	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	20	14	2	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$3.35	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	46	49	51	30	16	18	20	18	29	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$3.14	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	34	34	34	34	34	17	16	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.62	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	79	100	108	124	90	69	41	5	10	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$3.05	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	13	13	49	43	46	47	59	67	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.28	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20	32	33	20	27	39	4	5	11	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	38	40	15	48	61	31	37	19	37	18
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.79	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	79	83	50	32	31	8	33	32	46	3
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	80	81	72	75	1	2	5	6	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.82	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	29	30	30	23	17	12	37	4	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	36	27	57	87	19	7	6	16	1
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	82	67	67	45	87	95	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	157

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.31	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.74	$2.12	$2.31	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	155	193	192	211	165	135	110	61	41	47
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$2.15	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.18	$1.80	$2.15	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	70	69	72	71	43	71	60	38	37	32
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	272	256	111	133	97	41	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	171	242	277	292	213	54	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.98	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6	30	27	28	21	7	7	27	25	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.56	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	31	39	80	104	36	44	11	10	11	19
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	19	44	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.34	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	37	48	43	102	88	83	1	2	1	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	103	136	108	88	124	119	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.69	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	2	3	24	16	1	1	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	71	85	150	117	65	6	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	24	33	200	215	18	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	130	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	101	82	82	53	40	27	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.90	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	30	19	24	12	5	—	3	—	20
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	124	126	155	475	565	72	—	—	—

158	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.23	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	80	67	76	91	84	175	109	60	60	23
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.79	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	21	21	1	5	15	19	8	6	7	32
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.51	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	6	3	2	2	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	24	125	24	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.31	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	4	4	37	58	256	136	35
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	6	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	50	34	96	83	122	104	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	122	132	141	142	80	34	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	8	1	6	6	6	6	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.94	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	589	398	398	398	365	260	177	197	178	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.69	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.75	$1.37	$1.69	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	33	49	48	65	59	73	53	13	12	27
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,225	2,238	3,222	3,879	4,488	4,746	4,786	4,524	4,417	1,365
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	457	561	746	663	575	117	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,584	2,232	2,198	2,459	1,701	207	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	159

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	513	561	611	741	256	257	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,215	6,924	7,478	7,839	7,105	3,310	1,245	795	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.59	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6,666	8,518	10,390	10,137	9,954	8,562	6,420	5,683	4,862	657
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.76	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,739	3,038	3,348	2,682	2,237	1,599	1,060	595	301	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,683	3,996	4,886	7,277	7,268	6,269	3,417	3,282	2,963	1,016
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	248	59	53	99	97	80	85	24	21	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.32	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	16	20	21	21	8	—	9	40	1	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.33	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	7	11	7	10	4	1	—	2	32
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	69	35	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	349	324	41	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,614	659	519	80	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.65	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	47	58	58	89	91	96	96	56	64	32
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$2.76	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	24	32	24	23	89	94	92	71	47	32
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	10	27	29	54	99	—	—	—

160	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.80	$2.79	$2.15	$2.14	$1.97	$1.76	$1.31	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$3.70	$2.80	$2.79	$2.15	$2.14	$1.97	$1.76	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	42	43	5	5	5	5	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	18	30	15	15	34	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.20	$2.06	$1.74	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.45	$1.96	$2.20	$2.06	$1.74	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.16	$1.28	$1.14	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	26	47	100	101	103	114	26	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.95	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.18	$1.81	$1.95	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	147	183	206	62	26	26	4	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.52	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$2.00	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	11	1	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$2.63	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$3.04	$2.48	$2.63	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	9	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.85	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.77	$0.85	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.01	$1.79	$1.61	$1.68	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.26	$1.86	$2.01	$1.79	$1.61	$1.68	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	1	2	10	10	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.37	$0.95	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.05	$1.37	$0.95	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	19	23	20	19	11	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.86	$0.92	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.86	$0.92	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.87	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.61	$1.40	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	2	3	3	3	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	161

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.57	$1.37	$1.46	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	2	10	12	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$2.57	$2.05	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$3.23	$2.42	$2.57	$2.05	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	14	14	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$2.48	$2.08	$1.90	$1.92	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.98	$2.32	$2.48	$2.08	$1.90	$1.92	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	10	10	12	10	18	17	2	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	7	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.95	$1.62	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$2.41	$1.82	$1.95	$1.62	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	27	27	4	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.23	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.22	$2.58	$2.18	$1.85	$1.99	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.76	$2.22	$2.58	$2.18	$1.85	$1.99	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	23	22	3	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.27	$2.04	$1.83	$1.96	$1.78	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.49	$1.93	$2.27	$2.04	$1.83	$1.96	$1.78	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	7	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.33	$2.12	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.30	$2.00	$2.33	$2.12	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.18	$1.09	$1.11	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	44	5	9	10	10	10	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$2.17	$2.00	$1.73	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.21	$1.83	$2.17	$2.00	$1.73	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	24	19	19	19	16	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.07	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.10	$1.07	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

162	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.86	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.16	$1.08	$1.12	$1.05	$1.14	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.16	$1.16	$1.08	$1.12	$1.05	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	1	10	14	18	20	19	2	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.59	$1.53	$1.49	$1.53	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.83	$1.47	$1.59	$1.53	$1.49	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	14	8	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.35	$1.10	$1.03	$1.14	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.35	$1.10	$1.03	$1.14	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	16	16	2	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.70	$2.07	$2.00	$1.84	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$3.34	$2.58	$2.70	$2.07	$2.00	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$2.48	$1.93	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$3.13	$2.41	$2.48	$1.93	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.32	$2.01	$1.80	$1.85	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.61	$2.05	$2.32	$2.01	$1.80	$1.85	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	5	5	5	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.44	$2.42	$1.86	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$3.04	$2.44	$2.42	$1.86	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	11	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$2.06	$1.81	$1.61	$1.79	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.27	$1.83	$2.06	$1.81	$1.61	$1.79	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	4	4	4	4	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.50	$2.21	$1.86	$1.90	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.78	$2.21	$2.50	$2.21	$1.86	$1.90	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.93	$0.93	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	19	24	9	9	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.13	$1.76	$1.74	$1.82	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.81	$2.01	$2.13	$1.76	$1.74	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	1	15	17	18	13	20	6	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.55	$1.25	$1.32	$1.37	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.23	$1.55	$1.25	$1.32	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	10	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.99	$0.95	$0.92	$1.00	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.89	$0.99	$0.95	$0.92	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	5	9	10	10	1	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	163

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.30	$1.93	$1.82	$1.85	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.73	$2.11	$2.30	$1.93	$1.82	$1.85	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	19	40	43	25	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$2.14	$1.80	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.17	$1.79	$2.14	$1.80	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	9	20	29	31	34	9	1	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	29	40	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	12	13	24	24	10	10	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.83	$1.72	$1.51	$1.62	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.97	$1.64	$1.83	$1.72	$1.51	$1.62	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	8	9	9	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.40	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.55	$2.05	$2.40	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	15	19	—	1	2	2	2	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	10	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$2.12	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.33	$1.80	$2.12	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	13	1	2	31	32	9	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.45	$2.19	$1.90	$2.05	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.67	$2.16	$2.45	$2.19	$1.90	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	18	21	11	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	293	337	119	49	51	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	9	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	13	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.27	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.88	$2.17	$2.27	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

164	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.83	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.22	$1.81	$1.83	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	8	9	14	21	27	41	14	3	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.86	$1.37	$1.53	$1.65	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.78	$2.02	$1.86	$1.37	$1.53	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	3	4	4	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.19	$1.89	$1.75	$1.79	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.50	$2.02	$2.19	$1.89	$1.75	$1.79	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	10	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.28	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	51	60	63	64	64	69	72	2	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	119	239	239	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	30	36	48	48	34	16	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	14	14	15	2	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.80	$1.54	$1.48	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.94	$1.62	$1.80	$1.54	$1.48	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	234	147	332	371	544	378	426	38	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.68	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.74	$1.37	$1.68	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	19	—	—	—	—	5	5	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.17	$1.22	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	431	482	497	516	773	789	1,246	1,009	154	139
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	29	29	231	214	207	209	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	165

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	40	23	134	136	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,858	3,156	3,367	3,960	4,673	4,877	4,625	3,534	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.59	$1.39	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,286	2,808	3,261	4,240	4,248	3,958	2,585	1,300	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.64	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.75	$1.50	$1.64	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	189	194	439	1,515	1,599	1,780	1,730	56	35	32
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.27	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,709	2,091	2,246	2,698	3,025	3,756	5,181	3,281	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$1.08	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	3	3	29	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.07	$1.75	$1.63	$1.65	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.31	$1.86	$2.07	$1.75	$1.63	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.08	$1.79	$1.71	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.31	$1.95	$2.08	$1.79	$1.71	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.96	$1.86	$1.51	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.95	$1.66	$1.96	$1.86	$1.51	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	137	157	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	237	245	254	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.24	$1.89	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.64	$2.04	$2.24	$1.89	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$2.25	$1.82	$1.72	$1.80	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$2.75	$2.24	$2.25	$1.82	$1.72	$1.80	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

166	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.78	$2.15	$2.14	$1.96	$1.76	$1.30	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$3.68	$2.79	$2.78	$2.15	$2.14	$1.96	$1.76	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	10	10	—	—	—	13	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	48	48	48	48	50	55	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.19	$2.05	$1.74	$1.84	$1.66	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.43	$1.95	$2.19	$2.05	$1.74	$1.84	$1.66	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17	17	18	36	36	37	60	6	6	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	67	74	88	89	56	44	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.95	$1.73	$1.66	$1.66	$1.53	$1.28	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$2.17	$1.80	$1.95	$1.73	$1.66	$1.66	$1.53	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	21	73	165	229	68	104	152	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.52	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.99	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	25	25	6	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.62	$2.15	$2.03	$2.05	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$3.02	$2.47	$2.62	$2.15	$2.03	$2.05	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.85	$0.85	$0.88	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.77	$0.76	$0.85	$0.85	$0.88	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$2.00	$1.79	$1.60	$1.68	$1.56	$1.25	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.25	$1.85	$2.00	$1.79	$1.60	$1.68	$1.56	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	20	20	61	48	88	96	28	6	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.36	$0.94	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.35	$1.05	$1.36	$0.94	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	19	64	14	14	15	20	7	4	2
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.85	$0.92	$0.89	$0.92	$0.99	$1.01	$1.11	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.85	$0.92	$0.89	$0.92	$0.99	$1.01	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	8	8	8	8	62	66	11	7	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.87	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	27	3	9	22	42	59	27	8	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.42	$1.30	$1.34	$1.32	$1.27	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.60	$1.40	$1.48	$1.42	$1.30	$1.34	$1.32	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	16	17	40	17	23	73	72	19	14	3

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	167

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.56	$1.37	$1.45	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	25	25	32	5	5	9	50	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	249	2	13	14	15	58	75	147	26	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$2.56	$2.04	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$3.21	$2.41	$2.56	$2.04	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.47	$2.07	$1.89	$1.91	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.97	$2.31	$2.47	$2.07	$1.89	$1.91	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	6	5	5	3	2	1	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.00	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	29	73	9	5	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.94	$1.61	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$2.40	$1.81	$1.94	$1.61	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.50	$1.20	$1.31	$1.27	$1.41	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.51	$1.23	$1.50	$1.20	$1.31	$1.27	$1.41	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	10	8	7	—	—	25	23	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.57	$2.17	$1.85	$1.98	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.75	$2.21	$2.57	$2.17	$1.85	$1.98	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	41	68	68	78	74	59	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$2.27	$2.04	$1.82	$1.95	$1.77	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.48	$1.92	$2.27	$2.04	$1.82	$1.95	$1.77	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	28	28	50	55	57	60	20	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.32	$2.11	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.29	$1.99	$2.32	$2.11	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	7	30	32	35	23	15	15	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.07	$1.00	$1.03	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.17	$1.08	$1.11	$1.07	$1.00	$1.03	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	18	18	19	23	8	1	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$2.16	$1.99	$1.73	$1.89	$1.86	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.20	$1.82	$2.16	$1.99	$1.73	$1.89	$1.86	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	23	23	23	43	44	46	18	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	7	8	11	3	3	3	395	31	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.07	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.10	$1.07	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	15	24	16	26	3	7	6	—	5
CTIVP® – AQR International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	1	—	—	—	—	—	—

168	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.94	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.84	$0.85	$0.94	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.15	$1.08	$1.12	$1.05	$1.13	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.13	$1.16	$1.15	$1.08	$1.12	$1.05	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	21	37	38	40	21	23	24	18	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.59	$1.53	$1.48	$1.53	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.47	$1.59	$1.53	$1.48	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	9	10	7	5	15	35	4	1	—
CTIVP® – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.21	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	1	1	4	—	1	—	3
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	48	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$2.69	$2.07	$1.99	$1.84	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$3.32	$2.57	$2.69	$2.07	$1.99	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	2	18	1	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.47	$1.93	$2.01	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$3.12	$2.40	$2.47	$1.93	$2.01	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	41	45	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.31	$2.01	$1.80	$1.85	$1.71	$1.28	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.60	$2.04	$2.31	$2.01	$1.80	$1.85	$1.71	$1.28	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	18	23	1	—	—	8
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$2.41	$1.86	$1.83	$1.75	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$3.03	$2.43	$2.41	$1.86	$1.83	$1.75	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	20	20	21	43	24	5	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$2.05	$1.80	$1.61	$1.79	$1.66	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.26	$1.83	$2.05	$1.80	$1.61	$1.79	$1.66	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	23	25	27	29	31	33	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$2.50	$2.20	$1.86	$1.89	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.76	$2.20	$2.50	$2.20	$1.86	$1.89	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	20	20	18	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	12	12	18	23	12	7	3
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.12	$1.76	$1.73	$1.82	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.79	$2.01	$2.12	$1.76	$1.73	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	21	50	54	—	4	—
CTIVP® – William Blair International Leaders Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.54	$1.24	$1.31	$1.37	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.23	$1.54	$1.24	$1.31	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	21	23	27	35	10	10	9	3
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	80	80	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	169

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.30	$1.92	$1.82	$1.84	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.71	$2.11	$2.30	$1.92	$1.82	$1.84	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	5	22	43	47	63	53	19	—	8
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$2.13	$1.80	$1.64	$1.69	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.16	$1.78	$2.13	$1.80	$1.64	$1.69	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9	29	27	31	49	30	7	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	25	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	20	40	47	96	25	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.83	$1.72	$1.50	$1.61	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.96	$1.63	$1.83	$1.72	$1.50	$1.61	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	28	28	50	50	109	114	21	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.39	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.53	$2.04	$2.39	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	3	3	2	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.83	$0.91	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$2.11	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.32	$1.80	$2.11	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	14	29	29	29	29	—	—	1	10	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	134	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.44	$2.18	$1.89	$2.05	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.66	$2.15	$2.44	$2.18	$1.89	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	2	17	3	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	26	26	26	26	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	70	78	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	30	26	35	42	47	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.26	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.87	$2.16	$2.26	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	4	4	4	4	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	38	39	50	49	—	—	—	—

170	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.82	$1.62	$1.48	$1.77	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.21	$1.81	$1.82	$1.62	$1.48	$1.77	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	2	33	46	49	43	38	19	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.86	$1.36	$1.52	$1.65	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$2.77	$2.01	$1.86	$1.36	$1.52	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	38	42	50	27	1	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.18	$1.88	$1.74	$1.79	$1.65	$1.22	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.48	$2.01	$2.18	$1.88	$1.74	$1.79	$1.65	$1.22	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	15	19	23	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	12	13	14	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.15	$1.03	$1.16	$1.17	$1.19	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.28	$1.15	$1.03	$1.16	$1.17	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	—	5	5	—	133	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	33	30	37	40	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	2	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.80	$1.54	$1.48	$1.52	$1.46	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.93	$1.61	$1.80	$1.54	$1.48	$1.52	$1.46	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	57	81	82	9	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.68	$1.29	$1.33	$1.37	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.73	$1.36	$1.68	$1.29	$1.33	$1.37	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	—	—	77	92	21	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.22	$1.15	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.16	$1.22	$1.15	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	757	1,033	1,112	1,670	1,748	1,743	1,789	1,213	494	116
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.96	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.99	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	221	16	26	26	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	171

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	9	9	79	102	63	66	10	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.49	$1.34	$1.31	$1.34	$1.30	$1.18	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.58	$1.38	$1.49	$1.34	$1.31	$1.34	$1.30	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	942	1,194	736	721	1,582	1,703	1,885	1,235	430	163
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.64	$1.43	$1.39	$1.42	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.74	$1.49	$1.64	$1.43	$1.39	$1.42	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	318	347	389	423	423	629	698	572	177	102
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.34	$1.24	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.26	$1.34	$1.24	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	539	567	1,655	1,603	1,639	1,671	2,005	1,751	745	198
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$1.07	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	3	9	62	22	21	5
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$2.06	$1.74	$1.62	$1.65	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.30	$1.86	$2.06	$1.74	$1.62	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7	31	31	31	31	43	47	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.08	$1.78	$1.71	$1.84	$1.88	$1.37	$1.25	$1.29	$1.00
Accumulation unit value at end of period	$2.30	$1.94	$2.08	$1.78	$1.71	$1.84	$1.88	$1.37	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	13	13	—	—	2
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.95	$1.86	$1.51	$1.70	$1.69	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.65	$1.95	$1.86	$1.51	$1.70	$1.69	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	4	4	2
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	19	19	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	44	47	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.09	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	18	18	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.23	$1.88	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.62	$2.03	$2.23	$1.88	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	2	24	6	6	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.24	$1.82	$1.72	$1.80	$1.87	$1.27	$1.19	$1.27	$1.00
Accumulation unit value at end of period	$2.74	$2.23	$2.24	$1.82	$1.72	$1.80	$1.87	$1.27	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	24	25	24	24	26	40	15	1	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

172	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.23	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	120	123	126	104	104	28	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$2.09	$1.62	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$2.77	$2.10	$2.09	$1.62	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.90	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	2	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.76	$1.65	$1.40	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.95	$1.57	$1.76	$1.65	$1.40	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	58	59	60	44	44	21	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	96	113	116	120	145	56	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.74	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	303	372	341	268	78	45	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.52	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.99	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	21	53	55	29	31	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.75	$1.86	$1.53	$1.44	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$2.14	$1.75	$1.86	$1.53	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	29	—	5	5	5	3	2	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.85	$0.84	$0.88	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.76	$0.76	$0.85	$0.84	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.81	$1.49	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	27	175	179	72	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.29	$0.89	$0.87	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$0.99	$1.29	$0.89	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	29	29	22	—	—	13	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.80	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.87	$0.80	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.90	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.37	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4	11	29	1	73	78	78	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	173

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	13	13	26	93	97	107	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.04	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.04	$1.05	$1.04	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	21	49	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.40	$1.80	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.27	$1.77	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	27	47	93	57	57	57	41	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	76	77	47	43	43	24	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.15	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.61	$1.33	$1.33	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.98	$1.50	$1.61	$1.33	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	2	12	5	5	21	2	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	3	8	8	6	16	2	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$2.08	$1.68	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.95	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	30	32	34	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.79	$1.62	$1.45	$1.53	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.53	$1.79	$1.62	$1.45	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	6	5	5	3	2	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.10	$1.02	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.11	$1.14	$1.10	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	34	17	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.56	$1.44	$1.25	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.59	$1.32	$1.56	$1.44	$1.25	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	31	30	12	12	12	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.25	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

174	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.94	$0.97	$1.08	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$0.84	$0.85	$0.94	$0.97	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	18	9	9	2	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.53	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	1	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.08	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	51	60	79	17	17	17	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.90	$1.99	$1.53	$1.47	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$2.45	$1.90	$1.99	$1.53	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.75	$1.36	$1.42	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.20	$1.69	$1.75	$1.36	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.85	$1.60	$1.44	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.07	$1.63	$1.85	$1.60	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	45	86	266	49	78	81	30	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.76	$1.35	$1.34	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$2.20	$1.77	$1.76	$1.35	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.61	$1.42	$1.27	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.43	$1.61	$1.42	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	17	46	47	31	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.97	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$0.96	$0.98	$0.97	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$2.00	$1.76	$1.49	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.21	$1.76	$2.00	$1.76	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.94	$0.95	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.91	$0.92	$0.94	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	27	25	24	25	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.57	$1.30	$1.28	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$2.07	$1.49	$1.57	$1.30	$1.28	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.36	$1.09	$1.15	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.34	$1.08	$1.36	$1.09	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	42	42	34	34	18	18	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.88	$0.99	$0.94	$0.91	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.88	$0.99	$0.94	$0.91	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	3	16	16	16	16	3	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	175

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.10	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	44	44	44	51	55	51	6	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.75	$1.48	$1.35	$1.40	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.77	$1.47	$1.75	$1.48	$1.35	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	28	40	89	36	36	52	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.11	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	37	44	66	37	42	24	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	81	81	111	111	99	83	15	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.57	$1.47	$1.29	$1.38	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.68	$1.40	$1.57	$1.47	$1.29	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	3	19	16	17	33	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.78	$1.63	$1.28	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.88	$1.52	$1.78	$1.63	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	2	6	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.88	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.83	$0.91	$0.88	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	27	27	25	25	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.79	$1.34	$1.37	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.97	$1.52	$1.79	$1.34	$1.37	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.02	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	28	26	26	19	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.85	$1.65	$1.43	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.01	$1.62	$1.85	$1.65	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	3	3	4	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	11	54	54	54	43	19	107	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.23	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	101	148	57	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	10	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	13	12	12	1	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$2.28	$1.72	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	4	3	—	—	11	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	23	45	22	22	22	—	—	—

176	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.73	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	25	37	100	49	102	116	6	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$2.09	$1.52	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.78	$1.53	$1.42	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$2.02	$1.64	$1.78	$1.53	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.89	$0.91	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.85	$0.93	$0.89	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.03	$0.93	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.14	$1.03	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.06	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$0.99	$1.06	$0.95	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.03	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	100	92	79	77	77	71	52	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.93	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	13	13	22	23	8	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.59	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	214	214	248	214	214	214	214	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.46	$1.13	$1.16	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.50	$1.18	$1.46	$1.13	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	9	9	9	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.06	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.11	$1.06	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	298	336	377	450	382	429	348	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	1,526	1,658	2,126	2,089	1,710	883	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	352	385	401	579	664	388	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	177

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	79	79	81	81	269	82	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	343	360	385	518	602	568	127	85
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,119	2,542	2,751	3,471	3,781	3,517	1,607	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.21	$1.17	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.26	$1.38	$1.21	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	227	255	263	324	405	393	242	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.19	$1.11	$1.08	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.19	$1.11	$1.08	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,344	1,924	2,174	2,324	2,316	2,101	972	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	$1.00	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.01	$1.00	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	24	24	23	24	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.71	$1.45	$1.34	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.90	$1.54	$1.71	$1.45	$1.34	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	1	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.26	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.46	$1.26	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.56	$1.48	$1.21	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.32	$1.56	$1.48	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.09	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.74	$1.47	$1.33	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.04	$1.58	$1.74	$1.47	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.65	$1.33	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$2.01	$1.64	$1.65	$1.33	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	12	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	6	6	6	—

178	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.19	$1.06	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.23	$1.08	$1.19	$1.06	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.09	$2.08	$1.61	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$2.76	$2.09	$2.08	$1.61	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.89	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.75	$1.65	$1.39	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.94	$1.56	$1.75	$1.65	$1.39	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.14	$1.11	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.27	$1.14	$1.11	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.49	$0.58	$0.58	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.52	$0.49	$0.58	$0.58	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	8	6	6	6	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.52	$1.70	$1.43	$1.34	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.98	$1.52	$1.70	$1.43	$1.34	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.75	$1.85	$1.52	$1.44	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$2.14	$1.75	$1.85	$1.52	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.85	$0.84	$0.88	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.76	$0.76	$0.85	$0.84	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.80	$1.48	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	30	20	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.03	$0.94	$0.87	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$1.03	$0.94	$1.03	$0.94	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.28	$0.89	$0.87	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$0.99	$1.28	$0.89	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	10	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.79	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.86	$0.79	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.91	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.89	$0.90	$0.91	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	12	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	23	26	29	31	34	35	37	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	179

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.03	$1.05	$1.03	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	23	10	10	10	103	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.91	$1.52	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.39	$1.80	$1.91	$1.52	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.27	$1.76	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	9	9	9	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.99	$0.96	$1.00	$1.01	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$0.97	$0.99	$0.99	$0.96	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.05	$0.96	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.14	$0.98	$1.05	$0.96	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.60	$1.33	$1.33	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.98	$1.49	$1.60	$1.33	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	7	7	7	—	34	26	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.67	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$2.08	$1.67	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.78	$1.60	$1.43	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.95	$1.51	$1.78	$1.60	$1.43	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.78	$1.62	$1.45	$1.53	$1.47	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.52	$1.78	$1.62	$1.45	$1.53	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.09	$1.02	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.11	$1.14	$1.09	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.56	$1.44	$1.25	$1.36	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.31	$1.56	$1.44	$1.25	$1.36	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.01	$0.99	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.00	$1.04	$1.01	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – AQR International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.31	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.25	$1.07	$1.31	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

180	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – AQR Managed Futures Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.94	$0.97	$1.08	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$0.84	$0.85	$0.94	$0.97	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	127
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.52	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.33	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.08	$1.33	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$1.12	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.89	$1.98	$1.52	$1.47	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$2.44	$1.89	$1.98	$1.52	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.74	$1.36	$1.42	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.19	$1.69	$1.74	$1.36	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.84	$1.60	$1.43	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.06	$1.62	$1.84	$1.60	$1.43	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.75	$1.35	$1.33	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$2.19	$1.76	$1.75	$1.35	$1.33	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.61	$1.41	$1.26	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.43	$1.61	$1.41	$1.26	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.97	$0.97	$0.98	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.96	$0.98	$0.97	$0.97	$0.98	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.99	$1.76	$1.49	$1.51	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.20	$1.76	$1.99	$1.76	$1.49	$1.51	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.57	$1.30	$1.28	$1.35	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$2.06	$1.48	$1.57	$1.30	$1.28	$1.35	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVP® – William Blair International Leaders Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.35	$1.09	$1.15	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.07	$1.35	$1.09	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.88	$0.99	$0.94	$0.91	$0.99	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.88	$0.99	$0.94	$0.91	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	181

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.77	$1.48	$1.40	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.09	$1.62	$1.77	$1.48	$1.40	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	22	25	28	31	33	70	75	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.75	$1.48	$1.34	$1.39	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.76	$1.46	$1.75	$1.48	$1.34	$1.39	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.10	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	51	54	59	64	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.11	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.28	$1.12	$1.20	$1.11	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.56	$1.47	$1.29	$1.38	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.67	$1.39	$1.56	$1.47	$1.29	$1.38	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.77	$1.63	$1.28	$1.40	$1.42	$1.07	$1.00
Accumulation unit value at end of period	$1.88	$1.51	$1.77	$1.63	$1.28	$1.40	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.83	$0.91	$0.88	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.88	$0.83	$0.91	$0.88	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.79	$1.34	$1.36	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.96	$1.52	$1.79	$1.34	$1.36	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.02	$0.94	$1.00	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.84	$1.65	$1.43	$1.55	$1.41	$1.03	$1.00
Accumulation unit value at end of period	$2.00	$1.62	$1.84	$1.65	$1.43	$1.55	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.02	$1.12	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.11	$0.95	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.23	$1.03	$1.11	$0.95	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	30	34	39	42	46	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$2.27	$1.71	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.39	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

182	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.73	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.40	$1.03	$1.15	$1.24	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$2.08	$1.51	$1.40	$1.03	$1.15	$1.24	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.77	$1.53	$1.42	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$2.02	$1.64	$1.77	$1.53	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.85	$0.93	$0.89	$0.91	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.85	$0.93	$0.89	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.02	$0.92	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.14	$1.02	$0.92	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.06	$0.95	$0.93	$0.95	$0.93	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$0.98	$1.06	$0.95	$0.93	$0.95	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.03	$0.97	$0.99	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.92	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	51	54	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)* (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.46	$1.13	$1.16	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.50	$1.18	$1.46	$1.13	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.05	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.11	$1.05	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	634	634	634	634	510
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$0.98	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.04	$1.03	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.19	$1.06	$1.13	$1.04	$1.03	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	183

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.27	$1.14	$1.12	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.27	$1.14	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	40	43	47	50	53	54	71
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	61	107	90	71	20
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.21	$1.17	$1.20	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.38	$1.21	$1.17	$1.20	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	25	35
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.19	$1.10	$1.08	$1.10	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.19	$1.10	$1.08	$1.10	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	911	901	891	264	233	222	184	213
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.70	$1.44	$1.34	$1.36	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.90	$1.53	$1.70	$1.44	$1.34	$1.36	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.46	$1.26	$1.20	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.62	$1.36	$1.46	$1.26	$1.20	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.55	$1.48	$1.20	$1.36	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.31	$1.55	$1.48	$1.20	$1.36	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.13	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.09	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.73	$1.47	$1.33	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.04	$1.58	$1.73	$1.47	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.64	$1.33	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$2.00	$1.63	$1.64	$1.33	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

184	∎ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, sponsored by RiverSource Life Insurance Company, as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/  PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2020

We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	185

Statement of Assets and Liabilities

December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$11,672,587	$7,015,712	$82,516,148	$93,275,762	$86,613,469
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,091	103	1,036	42,978	67,193
Receivable for share redemptions	11,098	10,293	120,465	78,962	195,941
Total assets	11,684,776	7,026,108	82,637,649	93,397,702	86,876,603

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,098	5,801	63,471	72,350	82,171
Contract terminations	—	4,492	56,994	6,612	113,770
Payable for investments purchased	1,091	103	1,036	42,978	67,193
Total liabilities	12,189	10,396	121,501	121,940	263,134
Net assets applicable to contracts in accumulation period	11,671,744	7,015,712	82,242,767	93,076,420	86,535,820
Net assets applicable to contracts in payment period	—	—	273,381	199,342	76,532
Net assets applicable to seed money	843	—	—	—	1,117
Total net assets	$11,672,587	$7,015,712	$82,516,148	$93,275,762	$86,613,469
(1) Investment shares	873,697	217,947	2,772,720	6,550,264	1,512,107
(2) Investments, at cost	$10,679,119	$4,980,297	$68,676,209	$101,527,868	$75,851,294

December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$33,931,595	$8,220,862	$20,636,735	$52,755,723	$37,737,117
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,988	—	23,486	30,853	76
Receivable for share redemptions	35,703	7,005	16,058	54,691	59,878
Total assets	33,978,286	8,227,867	20,676,279	52,841,267	37,797,071

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,788	6,021	15,783	43,519	30,735
Contract terminations	4,915	984	275	11,172	29,143
Payable for investments purchased	10,988	—	23,486	30,853	76
Total liabilities	46,691	7,005	39,544	85,544	59,954
Net assets applicable to contracts in accumulation period	33,856,172	8,175,111	20,543,556	52,591,938	37,497,993
Net assets applicable to contracts in payment period	74,993	45,751	93,179	163,785	239,124
Net assets applicable to seed money	430	—	—	—	—
Total net assets	$33,931,595	$8,220,862	$20,636,735	$52,755,723	$37,737,117
(1) Investment shares	3,787,008	714,858	1,797,625	2,548,586	1,842,633
(2) Investments, at cost	$37,138,004	$6,705,505	$15,416,036	$46,026,799	$27,798,358

See accompanying notes to financial statements.

186	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value(1),(2)	$32,899,040	$184,129,654	$73,748,242	$3,795,710	$22,357,948
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,813	557	37	1,709
Receivable for share redemptions	53,809	253,519	75,942	9,681	26,691
Total assets	32,952,849	184,386,986	73,824,741	3,805,428	22,386,348

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	23,991	155,271	68,161	3,315	16,466
Contract terminations	29,818	98,248	7,781	6,366	10,225
Payable for investments purchased	—	3,813	557	37	1,709
Total liabilities	53,809	257,332	76,499	9,718	28,400
Net assets applicable to contracts in accumulation period	32,422,158	183,763,249	73,326,132	3,795,710	22,292,473
Net assets applicable to contracts in payment period	476,882	365,915	421,827	—	65,475
Net assets applicable to seed money	—	490	283	—	—
Total net assets	$32,899,040	$184,129,654	$73,748,242	$3,795,710	$22,357,948
(1) Investment shares	2,807,085	15,683,957	5,093,111	197,180	9,763,296
(2) Investments, at cost	$21,034,541	$126,793,613	$73,616,285	$3,551,681	$19,218,065

December 31, 2019 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$18,309,472	$493,462,321	$4,459,935	$101,337,327	$35,044,454
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	137	67,719	115	30,248	52
Receivable for share redemptions	19,213	538,700	4,074	119,585	42,409
Total assets	18,328,822	494,068,740	4,464,124	101,487,160	35,086,915

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,392	451,757	4,073	91,268	34,581
Contract terminations	3,821	86,943	1	28,317	7,828
Payable for investments purchased	137	67,719	115	30,248	52
Total liabilities	19,350	606,419	4,189	149,833	42,461
Net assets applicable to contracts in accumulation period	18,261,172	488,962,813	4,459,121	101,210,728	35,044,190
Net assets applicable to contracts in payment period	48,300	4,499,391	—	126,500	—
Net assets applicable to seed money	—	117	814	99	264
Total net assets	$18,309,472	$493,462,321	$4,459,935	$101,337,327	$35,044,454
(1) Investment shares	664,832	15,923,276	810,897	3,857,531	613,416
(2) Investments, at cost	$15,449,155	$323,269,959	$4,974,133	$68,037,322	$25,865,478

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	187

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$346,230,094	$3,559,850	$65,705,798	$456,363,506	$14,563,125
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,604	30,043	163	36,790	20,658
Receivable for share redemptions	350,876	3,224	93,718	709,481	12,805
Total assets	346,582,574	3,593,117	65,799,679	457,109,777	14,596,588

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	303,802	3,224	64,648	371,531	12,579
Contract terminations	47,074	—	29,070	337,950	226
Payable for investments purchased	1,604	30,043	163	36,790	20,658
Total liabilities	352,480	33,267	93,881	746,271	33,463
Net assets applicable to contracts in accumulation period	341,684,813	3,559,605	65,700,611	452,910,656	14,553,323
Net assets applicable to contracts in payment period	4,545,281	—	5,035	3,452,850	9,322
Net assets applicable to seed money	—	245	152	—	480
Total net assets	$346,230,094	$3,559,850	$65,705,798	$456,363,506	$14,563,125
(1) Investment shares	5,992,213	402,243	2,276,708	15,618,190	1,515,414
(2) Investments, at cost	$142,162,936	$3,743,237	$47,432,021	$194,651,386	$14,652,534

December 31, 2019 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Assets
Investments, at fair value(1),(2)	$47,056,491	$125,995,128	$9,811,400	$69,749,274	$50,521,632
Dividends receivable	—	—	—	—	1,417
Accounts receivable from RiverSource Life for contract purchase payments	5,232	358	5,822	22,163	38,599
Receivable for share redemptions	46,486	247,910	13,908	57,344	75,800
Total assets	47,108,209	126,243,396	9,831,130	69,828,781	50,637,448

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	45,117	107,907	9,547	56,991	50,283
Contract terminations	1,369	140,003	4,361	353	25,517
Payable for investments purchased	5,232	358	5,822	22,163	38,599
Total liabilities	51,718	248,268	19,730	79,507	114,399
Net assets applicable to contracts in accumulation period	47,053,514	125,598,928	9,811,051	69,406,535	50,515,035
Net assets applicable to contracts in payment period	2,772	396,200	—	342,739	—
Net assets applicable to seed money	205	—	349	—	8,014
Total net assets	$47,056,491	$125,995,128	$9,811,400	$69,749,274	$50,523,049
(1) Investment shares	2,503,005	6,662,884	1,095,022	7,707,102	50,521,632
(2) Investments, at cost	$42,716,837	$93,147,321	$10,619,874	$81,495,660	$50,521,633

See accompanying notes to financial statements.

188	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$96,066,111	$48,520,387	$185,991,652	$29,842,873	$114,398,206
Dividends receivable	3,023	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	89,483	21,658	89,323	985	25,838
Receivable for share redemptions	101,821	95,748	154,408	51,439	95,534
Total assets	96,260,438	48,637,793	186,235,383	29,895,297	114,519,578

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	80,283	45,981	153,588	29,008	92,304
Contract terminations	21,538	49,767	820	22,431	3,230
Payable for investments purchased	89,483	21,658	89,323	985	25,838
Total liabilities	191,304	117,406	243,731	52,424	121,372
Net assets applicable to contracts in accumulation period	95,630,620	48,520,152	184,495,065	29,836,720	113,997,526
Net assets applicable to contracts in payment period	438,514	—	1,496,587	5,883	400,680
Net assets applicable to seed money	—	235	—	270	—
Total net assets	$96,069,134	$48,520,387	$185,991,652	$29,842,873	$114,398,206
(1) Investment shares	96,066,111	7,177,572	27,311,549	3,931,867	14,895,600
(2) Investments, at cost	$96,061,266	$48,704,571	$182,170,742	$31,635,848	$126,998,563

December 31, 2019 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$48,593,510	$305,425,256	$56,837,718	$128,985,261	$420,165,685
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	92,986	60,124	—	602,851
Receivable for share redemptions	73,148	315,833	62,909	119,484	447,358
Total assets	48,666,658	305,834,075	56,960,751	129,104,745	421,215,894

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	46,286	249,079	55,649	96,952	371,607
Contract terminations	26,862	66,754	7,260	22,532	75,751
Payable for investments purchased	—	92,986	60,124	—	602,851
Total liabilities	73,148	408,819	123,033	119,484	1,050,209
Net assets applicable to contracts in accumulation period	48,540,349	303,094,987	56,837,637	128,379,322	418,562,438
Net assets applicable to contracts in payment period	52,974	2,330,269	—	605,939	1,603,193
Net assets applicable to seed money	187	—	81	—	54
Total net assets	$48,593,510	$305,425,256	$56,837,718	$128,985,261	$420,165,685
(1) Investment shares	4,575,660	28,624,673	2,660,942	5,960,502	16,387,117
(2) Investments, at cost	$47,646,171	$299,350,532	$36,708,216	$53,059,079	$243,758,753
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	189

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value(1),(2)	$43,436,599	$15,275,294	$21,265,659	$77,185,501	$23,958,070
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	44,465	60,677	21,321	—	228
Receivable for share redemptions	57,510	17,042	21,961	159,777	28,565
Total assets	43,538,574	15,353,013	21,308,941	77,345,278	23,986,863

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	39,197	13,352	20,379	67,847	22,941
Contract terminations	18,313	3,690	1,582	91,930	5,624
Payable for investments purchased	44,465	60,677	21,321	—	228
Total liabilities	101,975	77,719	43,282	159,777	28,793
Net assets applicable to contracts in accumulation period	43,436,234	15,145,566	21,254,553	76,428,195	23,892,807
Net assets applicable to contracts in payment period	—	129,022	10,785	757,306	64,958
Net assets applicable to seed money	365	706	321	—	305
Total net assets	$43,436,599	$15,275,294	$21,265,659	$77,185,501	$23,958,070
(1) Investment shares	4,468,786	1,395,004	655,538	2,352,499	1,798,654
(2) Investments, at cost	$42,415,971	$14,232,458	$15,503,336	$31,505,490	$24,063,768

December 31, 2019 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$69,942,044	$28,732,873	$36,837,639	$30,377,530	$50,176,910
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	739	175	54,988	34,520	129
Receivable for share redemptions	79,769	27,715	82,559	29,665	50,250
Total assets	70,022,552	28,760,763	36,975,186	30,441,715	50,227,289

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	62,502	27,469	29,732	29,532	40,159
Contract terminations	17,267	246	52,827	133	10,091
Payable for investments purchased	739	175	54,988	34,520	129
Total liabilities	80,508	27,890	137,547	64,185	50,379
Net assets applicable to contracts in accumulation period	69,084,220	28,732,717	36,780,090	30,377,385	50,079,771
Net assets applicable to contracts in payment period	857,824	—	57,549	—	97,139
Net assets applicable to seed money	—	156	—	145	—
Total net assets	$69,942,044	$28,732,873	$36,837,639	$30,377,530	$50,176,910
(1) Investment shares	5,227,358	1,062,999	1,348,376	1,197,380	1,956,978
(2) Investments, at cost	$63,288,836	$22,034,866	$23,342,525	$22,463,576	$24,603,852

See accompanying notes to financial statements.

190	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Assets
Investments, at fair value(1),(2)	$12,996,358	$33,703,967	$66,276,731	$14,833,789	$13,377,314
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	23	11,646	42,786	15,027	268
Receivable for share redemptions	18,973	26,567	64,376	17,793	13,225
Total assets	13,015,354	33,742,180	66,383,893	14,866,609	13,390,807

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,004	26,081	63,765	14,237	13,225
Contract terminations	5,969	486	611	3,556	—
Payable for investments purchased	23	11,646	42,786	15,027	268
Total liabilities	18,996	38,213	107,162	32,820	13,493
Net assets applicable to contracts in accumulation period	12,992,477	33,653,784	66,276,438	14,827,865	13,376,979
Net assets applicable to contracts in payment period	3,722	50,183	—	5,742	—
Net assets applicable to seed money	159	—	293	182	335
Total net assets	$12,996,358	$33,703,967	$66,276,731	$14,833,789	$13,377,314
(1) Investment shares	531,766	1,362,327	15,668,258	623,530	1,263,202
(2) Investments, at cost	$10,813,196	$18,614,326	$71,734,071	$11,122,079	$13,106,866

December 31, 2019 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$61,669,850	$12,321,386	$17,326,413	$7,348,654	$11,699,437
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	27,981	3,533	1,642	165	9,762
Receivable for share redemptions	49,008	11,669	23,915	29,335	11,296
Total assets	61,746,839	12,336,588	17,351,970	7,378,154	11,720,495

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	49,008	9,929	16,497	7,174	10,457
Contract terminations	—	1,740	7,418	22,161	839
Payable for investments purchased	27,981	3,533	1,642	165	9,762
Total liabilities	76,989	15,202	25,557	29,500	21,058
Net assets applicable to contracts in accumulation period	61,321,499	12,317,743	17,325,884	7,347,974	11,573,714
Net assets applicable to contracts in payment period	348,351	3,643	—	—	125,197
Net assets applicable to seed money	—	—	529	680	526
Total net assets	$61,669,850	$12,321,386	$17,326,413	$7,348,654	$11,699,437
(1) Investment shares	5,806,954	3,357,326	1,580,877	670,498	1,631,721
(2) Investments, at cost	$60,028,735	$23,691,001	$17,218,459	$7,355,561	$14,560,173

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	191

Statement of Assets and Liabilities

December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$17,490,557	$71,210,036	$26,590,834	$20,751,758	$20,412,856
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	96	23,980	2,899	785	830
Receivable for share redemptions	67,504	59,299	26,683	25,189	21,290
Total assets	17,558,157	71,293,315	26,620,416	20,777,732	20,434,976

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,972	56,699	25,364	19,858	18,739
Contract terminations	50,532	2,600	1,319	5,331	2,551
Payable for investments purchased	96	23,980	2,899	785	830
Total liabilities	67,600	83,279	29,582	25,974	22,120
Net assets applicable to contracts in accumulation period	17,450,085	71,006,054	26,590,345	20,751,369	20,303,561
Net assets applicable to contracts in payment period	40,187	203,982	—	—	108,682
Net assets applicable to seed money	285	—	489	389	613
Total net assets	$17,490,557	$71,210,036	$26,590,834	$20,751,758	$20,412,856
(1) Investment shares	3,162,849	12,648,319	2,716,122	2,141,564	1,843,980
(2) Investments, at cost	$17,981,753	$87,151,530	$26,078,926	$21,501,941	$19,997,527

December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$127,745,579	$33,853,655	$13,631,858	$56,639,473	$16,824,344
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,799	894	84	2,573
Receivable for share redemptions	186,854	38,220	14,569	100,379	19,387
Total assets	127,932,433	33,895,674	13,647,321	56,739,936	16,846,304

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	102,457	32,682	13,397	54,289	16,408
Contract terminations	84,397	5,538	1,172	46,090	2,979
Payable for investments purchased	—	3,799	894	84	2,573
Total liabilities	186,854	42,019	15,463	100,463	21,960
Net assets applicable to contracts in accumulation period	127,398,169	33,853,434	13,631,544	56,639,387	16,823,821
Net assets applicable to contracts in payment period	347,410	—	—	—	—
Net assets applicable to seed money	—	221	314	86	523
Total net assets	$127,745,579	$33,853,655	$13,631,858	$56,639,473	$16,824,344
(1) Investment shares	3,402,013	923,198	400,819	1,988,746	484,572
(2) Investments, at cost	$73,000,704	$23,881,403	$9,011,811	$41,750,582	$12,516,143

See accompanying notes to financial statements.

192	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Assets
Investments, at fair value(1),(2)	$24,140,082	$11,267,546	$45,795,074	$40,363,529	$26,242,896
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	84	732	12,279	4,045	1,473
Receivable for share redemptions	23,727	10,698	44,282	38,522	23,807
Total assets	24,163,893	11,278,976	45,851,635	40,406,096	26,268,176

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	23,303	10,698	43,702	32,533	23,463
Contract terminations	424	—	580	5,989	344
Payable for investments purchased	84	732	12,279	4,045	1,473
Total liabilities	23,811	11,430	56,561	42,567	25,280
Net assets applicable to contracts in accumulation period	24,090,055	11,267,042	45,794,889	40,147,757	26,242,591
Net assets applicable to contracts in payment period	49,922	—	—	215,772	—
Net assets applicable to seed money	105	504	185	—	305
Total net assets	$24,140,082	$11,267,546	$45,795,074	$40,363,529	$26,242,896
(1) Investment shares	944,448	1,028,061	1,546,608	1,346,349	2,562,783
(2) Investments, at cost	$18,726,556	$10,888,373	$33,826,363	$26,760,075	$25,775,379

December 31, 2019 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$23,436,325	$29,908,342	$13,752,774	$109,951,354	$456,586,140
Dividends receivable	—	—	—	355,679	—
Accounts receivable from RiverSource Life for contract purchase payments	33	394	2,587	33,646	32,346
Receivable for share redemptions	24,152	31,946	12,909	90,069	548,223
Total assets	23,460,510	29,940,682	13,768,270	110,430,748	457,166,709

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,942	28,559	12,024	90,060	394,020
Contract terminations	1,210	3,387	885	9	154,203
Payable for investments purchased	33	394	2,587	389,325	32,346
Total liabilities	24,185	32,340	15,496	479,394	580,569
Net assets applicable to contracts in accumulation period	23,436,121	29,907,940	13,732,247	109,588,836	455,604,045
Net assets applicable to contracts in payment period	—	—	20,202	362,518	982,095
Net assets applicable to seed money	204	402	325	—	—
Total net assets	$23,436,325	$29,908,342	$13,752,774	$109,951,354	$456,586,140
(1) Investment shares	746,855	2,623,539	1,030,943	12,016,541	12,647,816
(2) Investments, at cost	$14,970,515	$30,519,679	$13,837,950	$111,473,021	$372,757,961

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	193

Statement of Assets and Liabilities

December 31, 2019 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$39,573,887	$93,498,116	$70,308,547	$363,510,079	$11,189,339
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	59,674	—
Receivable for share redemptions	30,692	89,518	86,118	441,968	12,289
Total assets	39,604,579	93,587,634	70,394,665	364,011,721	11,201,628

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,043	70,160	51,662	296,502	8,224
Contract terminations	1,649	19,358	34,456	145,466	4,065
Payable for investments purchased	—	—	—	59,674	—
Total liabilities	30,692	89,518	86,118	501,642	12,289
Net assets applicable to contracts in accumulation period	39,299,474	92,647,961	69,302,254	362,207,475	11,067,680
Net assets applicable to contracts in payment period	274,413	850,155	1,006,293	1,302,220	121,659
Net assets applicable to seed money	—	—	—	384	—
Total net assets	$39,573,887	$93,498,116	$70,308,547	$363,510,079	$11,189,339
(1) Investment shares	1,802,911	4,332,628	2,157,366	11,449,136	485,859
(2) Investments, at cost	$28,876,960	$65,022,245	$59,999,939	$339,970,083	$9,084,979

December 31, 2019 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$49,486,521	$159,517,299	$80,180,854	$62,606,894	$89,847,898
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	220	275,164	17,052	51,130	677
Receivable for share redemptions	84,853	193,560	62,074	59,788	81,554
Total assets	49,571,594	159,986,023	80,259,980	62,717,812	89,930,129

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	38,763	140,268	62,074	58,553	74,939
Contract terminations	46,090	53,292	—	1,235	6,615
Payable for investments purchased	220	275,164	17,052	51,130	677
Total liabilities	85,073	468,724	79,126	110,918	82,231
Net assets applicable to contracts in accumulation period	49,271,358	159,072,953	80,043,115	62,515,045	89,743,498
Net assets applicable to contracts in payment period	215,163	444,168	137,739	91,448	103,626
Net assets applicable to seed money	—	178	—	401	774
Total net assets	$49,486,521	$159,517,299	$80,180,854	$62,606,894	$89,847,898
(1) Investment shares	2,160,983	14,066,781	4,581,763	3,935,066	4,776,603
(2) Investments, at cost	$38,913,957	$159,594,366	$82,785,292	$61,713,918	$86,876,269

See accompanying notes to financial statements.

194	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$126,595,793	$126,366,102	$6,289,725	$5,957,350	$110,217,190
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	47,097	10,324	417	15	1,542
Receivable for share redemptions	143,402	97,772	30,487	5,242	253,401
Total assets	126,786,292	126,474,198	6,320,629	5,962,607	110,472,133

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	105,018	94,687	5,776	4,311	84,855
Contract terminations	38,384	3,085	24,711	930	168,546
Payable for investments purchased	47,097	10,324	417	15	1,542
Total liabilities	190,499	108,096	30,904	5,256	254,943
Net assets applicable to contracts in accumulation period	126,330,662	125,512,317	6,284,970	5,933,106	109,322,127
Net assets applicable to contracts in payment period	264,726	853,785	4,115	24,245	895,063
Net assets applicable to seed money	405	—	640	—	—
Total net assets	$126,595,793	$126,366,102	$6,289,725	$5,957,351	$110,217,190
(1) Investment shares	8,411,681	7,790,758	699,636	472,056	6,147,083
(2) Investments, at cost	$134,362,545	$115,343,264	$6,486,096	$5,727,808	$90,641,524

December 31, 2019 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$139,266,240	$220,135,049	$3,212,542	$94,237,398	$13,488,820
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	34,000	113,079	28	44,718	—
Receivable for share redemptions	209,326	187,747	2,797	125,981	19,878
Total assets	139,509,566	220,435,875	3,215,367	94,408,097	13,508,698

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	119,632	179,357	2,797	81,887	9,742
Contract terminations	89,694	8,390	—	44,094	10,136
Payable for investments purchased	34,000	113,079	28	44,718	—
Total liabilities	243,326	300,826	2,825	170,699	19,878
Net assets applicable to contracts in accumulation period	138,838,004	219,087,854	3,212,542	94,081,345	13,465,213
Net assets applicable to contracts in payment period	427,506	1,046,712	—	155,745	23,607
Net assets applicable to seed money	730	483	—	308	—
Total net assets	$139,266,240	$220,135,049	$3,212,542	$94,237,398	$13,488,820
(1) Investment shares	3,319,815	42,911,316	110,587	4,116,968	200,876
(2) Investments, at cost	$122,302,971	$225,341,850	$3,241,213	$89,981,195	$9,475,038

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	195

Statement of Assets and Liabilities

December 31, 2019 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$48,830,237	$39,137,469	$113,810,469	$71,850,916	$24,624,053
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	8,263	—	—	1,415
Receivable for share redemptions	94,033	40,176	192,583	171,350	28,029
Total assets	48,924,270	39,185,908	114,003,052	72,022,266	24,653,497

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,021	36,485	88,955	79,223	18,793
Contract terminations	57,012	3,691	103,628	92,127	9,236
Payable for investments purchased	—	8,263	—	—	1,415
Total liabilities	94,033	48,439	192,583	171,350	29,444
Net assets applicable to contracts in accumulation period	48,829,350	38,771,880	113,622,725	70,965,887	24,612,388
Net assets applicable to contracts in payment period	887	365,246	187,744	885,029	11,665
Net assets applicable to seed money	—	343	—	—	—
Total net assets	$48,830,237	$39,137,469	$113,810,469	$71,850,916	$24,624,053
(1) Investment shares	764,166	3,647,481	6,659,477	2,055,820	904,299
(2) Investments, at cost	$35,406,326	$40,843,029	$97,122,325	$54,523,719	$19,967,825

December 31, 2019 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$14,193,864	$43,400,979	$56,237,365	$19,120,834	$12,100,078
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,755	—	26,616	20,332	—
Receivable for share redemptions	12,659	66,284	82,780	15,994	36,911
Total assets	14,211,278	43,467,263	56,346,761	19,157,160	12,136,989

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,548	35,046	44,408	14,214	9,813
Contract terminations	111	31,238	38,372	1,780	27,098
Payable for investments purchased	4,755	—	26,616	20,332	—
Total liabilities	17,414	66,284	109,396	36,326	36,911
Net assets applicable to contracts in accumulation period	14,134,048	43,263,751	56,091,247	19,052,748	12,100,066
Net assets applicable to contracts in payment period	59,816	137,228	146,118	68,086	12
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$14,193,864	$43,400,979	$56,237,365	$19,120,834	$12,100,078
(1) Investment shares	525,115	1,523,376	1,461,470	3,501,984	2,278,734
(2) Investments, at cost	$11,774,192	$38,590,649	$43,893,082	$16,995,150	$11,072,309

See accompanying notes to financial statements.

196	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Assets
Investments, at fair value(1),(2)	$25,038,779	$16,046,080	$68,252,958	$17,332,783	$49,020,351
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,620	1,425	109,812	206	16,605
Receivable for share redemptions	32,814	17,933	71,916	13,284	58,719
Total assets	25,073,213	16,065,438	68,434,686	17,346,273	49,095,675

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,676	14,780	62,653	12,480	43,281
Contract terminations	14,138	3,153	9,263	804	15,438
Payable for investments purchased	1,620	1,425	109,812	206	16,605
Total liabilities	34,434	19,358	181,728	13,490	75,324
Net assets applicable to contracts in accumulation period	25,018,379	15,836,984	68,199,209	17,276,406	48,998,753
Net assets applicable to contracts in payment period	20,400	208,427	53,389	56,377	21,336
Net assets applicable to seed money	—	669	360	—	262
Total net assets	$25,038,779	$16,046,080	$68,252,958	$17,332,783	$49,020,351
(1) Investment shares	919,529	1,689,043	1,636,762	216,850	3,773,699
(2) Investments, at cost	$16,948,550	$17,530,850	$62,346,361	$10,579,459	$48,470,936

December 31, 2019 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$28,362,262	$20,972,535	$51,488,636	$21,229,843	$66,117,462
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	16,237	240	97,303
Receivable for share redemptions	37,999	20,221	57,553	32,556	66,182
Total assets	28,400,261	20,992,756	51,562,426	21,262,639	66,280,947

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,725	15,480	44,361	20,104	51,765
Contract terminations	17,274	4,741	13,192	12,452	14,417
Payable for investments purchased	—	—	16,237	240	97,303
Total liabilities	37,999	20,221	73,790	32,796	163,485
Net assets applicable to contracts in accumulation period	28,225,349	20,825,757	51,429,612	21,229,108	66,007,095
Net assets applicable to contracts in payment period	136,913	146,778	57,991	—	110,367
Net assets applicable to seed money	—	—	1,033	735	—
Total net assets	$28,362,262	$20,972,535	$51,488,636	$21,229,843	$66,117,462
(1) Investment shares	1,887,043	657,446	1,298,906	1,555,300	2,968,903
(2) Investments, at cost	$15,193,771	$22,347,152	$38,524,532	$19,668,319	$52,880,257

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	197

Statement of Assets and Liabilities

December 31, 2019 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Assets
Investments, at fair value(1),(2)	$37,250,283	$169,548,186	$58,529,455	$26,812,122	$11,111,854
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	542	4,275	127,214	7,749	75
Receivable for share redemptions	29,923	187,024	65,453	23,440	16,138
Total assets	37,280,748	169,739,485	58,722,122	26,843,311	11,128,067

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	27,619	142,356	50,740	21,790	9,148
Contract terminations	2,304	44,668	14,713	1,650	6,990
Payable for investments purchased	542	4,275	127,214	7,749	75
Total liabilities	30,465	191,299	192,667	31,189	16,213
Net assets applicable to contracts in accumulation period	37,084,311	169,111,490	58,395,205	26,742,038	11,110,185
Net assets applicable to contracts in payment period	165,972	436,330	133,624	70,084	1,669
Net assets applicable to seed money	—	366	626	—	—
Total net assets	$37,250,283	$169,548,186	$58,529,455	$26,812,122	$11,111,854
(1) Investment shares	2,067,163	4,905,908	4,634,161	2,482,604	804,624
(2) Investments, at cost	$32,643,982	$134,010,327	$55,537,334	$22,953,868	$8,900,215

December 31, 2019 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Assets
Investments, at fair value(1),(2)	$12,006,028	$4,285,527	$66,172,622	$5,298,499	$43,292,310
Dividends receivable	—	—	—	—	102,912
Accounts receivable from RiverSource Life for contract purchase payments	20	65	2,819	—	92,878
Receivable for share redemptions	11,269	3,932	66,709	5,304	62,402
Total assets	12,017,317	4,289,524	66,242,150	5,303,803	43,550,502

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,825	3,920	55,854	5,066	38,860
Contract terminations	444	12	10,855	238	23,542
Payable for investments purchased	20	65	2,819	—	195,790
Total liabilities	11,289	3,997	69,528	5,304	258,192
Net assets applicable to contracts in accumulation period	12,004,388	4,284,678	65,587,024	5,294,254	43,281,213
Net assets applicable to contracts in payment period	—	—	585,165	3,439	—
Net assets applicable to seed money	1,640	849	433	806	11,097
Total net assets	$12,006,028	$4,285,527	$66,172,622	$5,298,499	$43,292,310
(1) Investment shares	445,162	416,071	6,059,764	420,850	3,928,522
(2) Investments, at cost	$9,998,640	$4,048,352	$66,189,592	$5,078,249	$42,756,110

See accompanying notes to financial statements.

198	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$23,677,073	$11,616,710	$73,160,474	$32,044,762	$11,773,418
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	38,164	27,621	89,165	45,167	12,732
Total assets	23,715,237	11,644,331	73,249,639	32,089,929	11,786,150

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,822	8,679	80,505	23,803	8,644
Contract terminations	20,342	18,942	8,660	21,364	4,088
Payable for investments purchased	—	—	—	—	—
Total liabilities	38,164	27,621	89,165	45,167	12,732
Net assets applicable to contracts in accumulation period	23,610,467	11,597,971	72,741,251	31,960,684	11,687,788
Net assets applicable to contracts in payment period	66,606	18,739	419,223	84,078	85,630
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$23,677,073	$11,616,710	$73,160,474	$32,044,762	$11,773,418
(1) Investment shares	1,417,789	774,964	1,832,677	827,175	1,207,530
(2) Investments, at cost	$21,229,729	$10,318,383	$49,928,496	$22,049,362	$11,411,050

December 31, 2019 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$34,357,824	$10,588,390	$19,649,540	$1,033,752,108	$600,819,353
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	994	—	24	50,063	8,263
Receivable for share redemptions	105,569	8,922	18,534	1,143,327	703,848
Total assets	34,464,387	10,597,312	19,668,098	1,034,945,498	601,531,464

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,530	7,795	18,071	885,149	485,983
Contract terminations	75,039	1,127	463	258,178	217,865
Payable for investments purchased	994	—	24	50,063	8,263
Total liabilities	106,563	8,922	18,558	1,193,390	712,111
Net assets applicable to contracts in accumulation period	34,357,455	10,430,456	19,648,656	1,032,143,429	600,819,353
Net assets applicable to contracts in payment period	—	157,934	—	1,608,575	—
Net assets applicable to seed money	369	—	884	104	—
Total net assets	$34,357,824	$10,588,390	$19,649,540	$1,033,752,108	$600,819,353
(1) Investment shares	2,151,398	653,604	2,276,888	46,946,054	27,235,691
(2) Investments, at cost	$36,678,856	$10,709,736	$16,396,113	$631,424,681	$297,581,087

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	199

Statement of Assets and Liabilities

December 31, 2019 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Assets
Investments, at fair value(1),(2)	$40,233,063	$452,819,038	$438,287,518	$177,905,325	$171,093,697
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	270	196,296	—	247,518	364,982
Receivable for share redemptions	62,253	554,132	563,702	246,947	253,646
Total assets	40,295,586	453,569,466	438,851,220	178,399,790	171,712,325

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	38,590	406,506	375,403	152,091	145,896
Contract terminations	23,663	147,626	188,299	94,856	107,750
Payable for investments purchased	270	196,296	—	247,518	364,982
Total liabilities	62,523	750,428	563,702	494,465	618,628
Net assets applicable to contracts in accumulation period	40,227,336	452,324,037	438,287,518	177,905,018	170,755,848
Net assets applicable to contracts in payment period	5,500	494,929	—	—	337,585
Net assets applicable to seed money	227	72	—	307	264
Total net assets	$40,233,063	$452,819,038	$438,287,518	$177,905,325	$171,093,697
(1) Investment shares	7,548,417	30,309,173	29,336,514	15,578,400	14,317,464
(2) Investments, at cost	$48,075,670	$379,008,484	$339,387,299	$163,425,086	$155,439,442

December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$511,640,733	$1,368,389,523	$10,691,503,772	$13,928,599,705	$6,996,951,914
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	773,301	66,214	2,024,856	1,912,311	1,435,857
Receivable for share redemptions	705,486	1,886,429	9,536,359	14,264,938	6,609,033
Total assets	513,119,520	1,370,342,166	10,703,064,987	13,944,776,954	7,004,996,804

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	454,815	1,221,546	9,241,958	12,310,748	6,120,724
Contract terminations	250,671	664,883	294,401	1,954,190	488,309
Payable for investments purchased	773,301	66,214	2,024,856	1,912,311	1,435,857
Total liabilities	1,478,787	1,952,643	11,561,215	16,177,249	8,044,890
Net assets applicable to contracts in accumulation period	511,640,564	1,367,753,347	10,689,958,710	13,928,100,052	6,992,297,759
Net assets applicable to contracts in payment period	—	636,102	1,544,987	499,526	4,654,104
Net assets applicable to seed money	169	74	75	127	51
Total net assets	$511,640,733	$1,368,389,523	$10,691,503,772	$13,928,599,705	$6,996,951,914
(1) Investment shares	40,350,216	101,814,697	714,672,712	897,461,321	378,213,617
(2) Investments, at cost	$453,014,267	$1,129,820,819	$8,382,586,748	$10,476,629,067	$4,518,297,797

See accompanying notes to financial statements.

200	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$7,014,436,089	$3,240,508,459	$2,029,967,364	$1,285,589,309	$1,287,127,634
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	89,143	21,449	6,955	28,065	23,616
Receivable for share redemptions	7,531,831	3,198,022	2,003,142	1,388,317	1,395,196
Total assets	7,022,057,063	3,243,727,930	2,031,977,461	1,287,005,691	1,288,546,446

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,808,453	2,794,530	1,657,325	1,156,319	1,094,863
Contract terminations	1,723,378	403,492	345,817	231,998	300,333
Payable for investments purchased	89,143	21,449	6,955	28,065	23,616
Total liabilities	7,620,974	3,219,471	2,010,097	1,416,382	1,418,812
Net assets applicable to contracts in accumulation period	7,014,436,089	3,238,686,222	2,029,967,364	1,284,566,320	1,287,127,634
Net assets applicable to contracts in payment period	—	1,822,189	—	1,022,965	—
Net assets applicable to seed money	—	48	—	24	—
Total net assets	$7,014,436,089	$3,240,508,459	$2,029,967,364	$1,285,589,309	$1,287,127,634
(1) Investment shares	378,544,851	160,104,173	100,146,392	77,305,430	77,258,561
(2) Investments, at cost	$3,835,865,722	$1,954,173,296	$1,027,698,108	$947,355,527	$819,655,675

December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$10,596,977	$10,227,402	$23,860,022	$9,390,165	$7,127,998
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	169,649	17	140	5,908	504
Receivable for share redemptions	32,492	10,363	43,316	9,454	6,794
Total assets	10,799,118	10,237,782	23,903,478	9,405,527	7,135,296

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,054	10,359	19,250	8,940	6,679
Contract terminations	22,438	4	24,066	514	115
Payable for investments purchased	169,649	17	140	5,908	504
Total liabilities	202,141	10,380	43,456	15,362	7,298
Net assets applicable to contracts in accumulation period	10,596,560	10,227,219	23,829,881	9,389,927	7,127,746
Net assets applicable to contracts in payment period	—	—	30,141	—	—
Net assets applicable to seed money	417	183	—	238	252
Total net assets	$10,596,977	$10,227,402	$23,860,022	$9,390,165	$7,127,998
(1) Investment shares	954,683	438,756	1,012,305	379,094	251,517
(2) Investments, at cost	$10,386,885	$6,645,394	$10,670,872	$7,577,212	$5,999,067
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	201

Statement of Assets and Liabilities

December 31, 2019 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$63,887,745	$264,361,540	$2,862,486,622	$1,718,524,570	$174,504,742
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,951	284,655	2,262,196	492,945	—
Receivable for share redemptions	51,171	232,420	2,640,844	1,592,624	256,417
Total assets	63,940,867	264,878,615	2,867,389,662	1,720,610,139	174,761,159

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	48,652	232,230	2,458,330	1,498,191	136,219
Contract terminations	2,519	190	182,514	94,433	120,198
Payable for investments purchased	1,951	284,655	2,262,196	492,945	—
Total liabilities	53,122	517,075	4,903,040	2,085,569	256,417
Net assets applicable to contracts in accumulation period	63,487,282	264,331,320	2,862,486,543	1,718,187,556	174,056,001
Net assets applicable to contracts in payment period	400,463	30,051	—	336,938	448,741
Net assets applicable to seed money	—	169	79	76	—
Total net assets	$63,887,745	$264,361,540	$2,862,486,622	$1,718,524,570	$174,504,742
(1) Investment shares	2,228,383	20,981,075	202,153,010	128,439,803	6,711,721
(2) Investments, at cost	$31,396,603	$239,617,261	$2,451,362,357	$1,485,790,725	$180,970,317

December 31, 2019 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$253,727,561	$23,398,957	$30,399,641	$49,566,452	$82,574,577
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	6	377	1,018
Receivable for share redemptions	450,743	28,821	34,788	44,445	99,336
Total assets	254,178,304	23,427,778	30,434,435	49,611,274	82,674,931

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	196,552	17,759	24,410	41,064	71,715
Contract terminations	254,191	11,062	10,378	3,381	27,621
Payable for investments purchased	—	—	6	377	1,018
Total liabilities	450,743	28,821	34,794	44,822	100,354
Net assets applicable to contracts in accumulation period	252,708,770	22,815,466	30,237,260	49,462,706	82,427,313
Net assets applicable to contracts in payment period	1,018,791	583,378	162,381	103,052	146,543
Net assets applicable to seed money	—	113	—	694	721
Total net assets	$253,727,561	$23,398,957	$30,399,641	$49,566,452	$82,574,577
(1) Investment shares	11,398,363	1,138,635	16,170,022	1,857,813	8,332,450
(2) Investments, at cost	$295,966,684	$17,329,349	$50,235,993	$40,458,982	$78,333,669

See accompanying notes to financial statements.

202	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2019 (continued)	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$11,150,817
Dividends receivable	—
Accounts receivable from RiverSource Life for contract purchase payments	24,833
Receivable for share redemptions	9,697
Total assets	11,185,347

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,697
Contract terminations	—
Payable for investments purchased	24,833
Total liabilities	34,530
Net assets applicable to contracts in accumulation period	11,150,116
Net assets applicable to contracts in payment period	—
Net assets applicable to seed money	701
Total net assets	$11,150,817
(1) Investment shares	1,500,783
(2) Investments, at cost	$11,381,614

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	203

Statement of Operations

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$178,658	$10,879	$811,847	$725,463	$—
Variable account expenses	110,893	61,606	698,800	828,863	811,299
Investment income (loss) — net	67,765	(50,727)	113,047	(103,400)	(811,299)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,044,081	1,718,967	12,718,161	15,368,576	8,803,692
Cost of investments sold	977,793	1,247,279	10,615,209	17,940,111	7,815,710
Net realized gain (loss) on sales of investments	66,288	471,688	2,102,952	(2,571,535)	987,982
Distributions from capital gains	11,305	381,164	8,533,801	—	9,813,706
Net change in unrealized appreciation or depreciation of investments	1,140,030	801,010	5,294,124	16,304,133	10,343,077
Net gain (loss) on investments	1,217,623	1,653,862	15,930,877	13,732,598	21,144,765
Net increase (decrease) in net assets resulting from operations	$1,285,388	$1,603,135	$16,043,924	$13,629,198	$20,333,466

Year ended December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$542,591	$69,927	$153,979	$1,009,891	$—
Variable account expenses	373,329	66,709	179,995	498,901	336,440
Investment income (loss) — net	169,262	3,218	(26,016)	510,990	(336,440)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,859,774	1,328,158	4,395,797	12,574,366	7,477,745
Cost of investments sold	8,740,002	1,184,535	3,611,224	11,721,799	5,958,749
Net realized gain (loss) on sales of investments	(880,228)	143,623	784,573	852,567	1,518,996
Distributions from capital gains	—	420,010	1,115,064	5,777,151	3,972,559
Net change in unrealized appreciation or depreciation of investments	6,791,741	1,346,486	3,047,516	5,795,534	4,986,404
Net gain (loss) on investments	5,911,513	1,910,119	4,947,153	12,425,252	10,477,959
Net increase (decrease) in net assets resulting from operations	$6,080,775	$1,913,337	$4,921,137	$12,936,242	$10,141,519

Year ended December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$669,946	$3,465,649	$905,575	$42,224	$320,207
Variable account expenses	265,255	1,702,021	766,428	40,304	175,172
Investment income (loss) — net	404,691	1,763,628	139,147	1,920	145,035

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,855,377	29,242,427	13,726,525	1,215,028	2,755,259
Cost of investments sold	3,327,850	21,614,223	14,116,117	1,217,161	2,453,335
Net realized gain (loss) on sales of investments	1,527,527	7,628,204	(389,592)	(2,133)	301,924
Distributions from capital gains	1,871,045	10,435,835	2,841,318	346,874	737,114
Net change in unrealized appreciation or depreciation of investments	3,485,818	20,343,262	8,525,305	330,881	3,034,632
Net gain (loss) on investments	6,884,390	38,407,301	10,977,031	675,622	4,073,670
Net increase (decrease) in net assets resulting from operations	$7,289,081	$40,170,929	$11,116,178	$677,542	$4,218,705

See accompanying notes to financial statements.

204	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2019 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$42,211	$—	$—
Variable account expenses	175,787	4,863,844	47,376	966,209	358,270
Investment income (loss) — net	(175,787)	(4,863,844)	(5,165)	(966,209)	(358,270)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,136,410	57,182,549	812,663	14,893,517	4,950,424
Cost of investments sold	3,361,593	39,817,130	932,925	11,111,287	3,857,875
Net realized gain (loss) on sales of investments	774,817	17,365,419	(120,262)	3,782,230	1,092,549
Distributions from capital gains	1,705,386	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,778,613	76,779,641	416,163	22,431,169	5,543,520
Net gain (loss) on investments	4,258,816	94,145,060	295,901	26,213,399	6,636,069
Net increase (decrease) in net assets resulting from operations	$4,083,029	$89,281,216	$290,736	$25,247,190	$6,277,799

Year ended December 31, 2019 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$680,443
Variable account expenses	3,378,960	36,394	665,985	4,221,473	140,079
Investment income (loss) — net	(3,378,960)	(36,394)	(665,985)	(4,221,473)	540,364

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	43,424,971	683,227	6,024,634	73,715,005	4,309,765
Cost of investments sold	19,459,934	725,549	4,572,066	34,342,505	4,390,700
Net realized gain (loss) on sales of investments	23,965,037	(42,322)	1,452,568	39,372,500	(80,935)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	49,538,100	105,988	10,683,904	57,474,511	960,472
Net gain (loss) on investments	73,503,137	63,666	12,136,472	96,847,011	879,537
Net increase (decrease) in net assets resulting from operations	$70,124,177	$27,272	$11,470,487	$92,625,538	$1,419,901

Year ended December 31, 2019 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Investment income
Dividend income	$59,939	$217,130	$—	$—	$844,032
Variable account expenses	461,532	1,184,822	105,128	667,055	590,362
Investment income (loss) — net	(401,593)	(967,692)	(105,128)	(667,055)	253,670

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,601,041	22,586,321	1,385,706	13,804,737	23,804,722
Cost of investments sold	6,453,819	18,178,011	1,588,141	16,828,397	23,804,722
Net realized gain (loss) on sales of investments	147,222	4,408,310	(202,435)	(3,023,660)	—
Distributions from capital gains	5,015,119	14,611,355	—	—	20,809
Net change in unrealized appreciation or depreciation of investments	6,034,468	13,651,792	1,147,834	10,477,065	(1)
Net gain (loss) on investments	11,196,809	32,671,457	945,399	7,453,405	20,808
Net increase (decrease) in net assets resulting from operations	$10,795,216	$31,703,765	$840,271	$6,786,350	$274,478

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	205

Statement of Operations

Year ended December 31, 2019 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Investment income
Dividend income	$1,827,215	$2,689,050	$10,968,237	$1,339,270	$5,852,265
Variable account expenses	987,743	505,191	1,793,200	310,141	1,077,170
Investment income (loss) — net	839,472	2,183,859	9,175,037	1,029,129	4,775,095

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,254,839	6,916,978	35,839,635	4,022,781	22,729,486
Cost of investments sold	45,252,925	7,127,037	35,978,193	4,470,879	26,187,187
Net realized gain (loss) on sales of investments	1,914	(210,059)	(138,558)	(448,098)	(3,457,701)
Distributions from capital gains	42,113	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,914)	4,513,218	18,786,510	3,223,183	15,275,640
Net gain (loss) on investments	42,113	4,303,159	18,647,952	2,775,085	11,817,939
Net increase (decrease) in net assets resulting from operations	$881,585	$6,487,018	$27,822,989	$3,804,214	$16,593,034

Year ended December 31, 2019 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$1,226,591	$9,417,611	$—	$—	$—
Variable account expenses	452,548	2,818,068	570,078	1,075,350	3,749,258
Investment income (loss) — net	774,043	6,599,543	(570,078)	(1,075,350)	(3,749,258)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,423,825	37,856,719	5,524,752	24,077,539	38,041,503
Cost of investments sold	4,397,205	37,808,428	3,957,473	11,420,191	22,652,288
Net realized gain (loss) on sales of investments	26,620	48,291	1,567,279	12,657,348	15,389,215
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,097,873	16,766,692	13,346,947	25,042,158	82,008,099
Net gain (loss) on investments	2,124,493	16,814,983	14,914,226	37,699,506	97,397,314
Net increase (decrease) in net assets resulting from operations	$2,898,536	$23,414,526	$14,344,148	$36,624,156	$93,648,056

Year ended December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$848,626	$327,003	$—	$—	$388,784
Variable account expenses	420,507	131,949	207,167	762,566	238,128
Investment income (loss) — net	428,119	195,054	(207,167)	(762,566)	150,656

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,856,174	2,945,102	2,637,835	14,411,321	2,925,804
Cost of investments sold	10,774,433	2,878,190	2,043,940	6,563,445	3,011,764
Net realized gain (loss) on sales of investments	81,741	66,912	593,895	7,847,876	(85,960)
Distributions from capital gains	—	—	—	—	3,060,991
Net change in unrealized appreciation or depreciation of investments	1,946,943	1,783,007	4,654,976	14,459,577	1,376,452
Net gain (loss) on investments	2,028,684	1,849,919	5,248,871	22,307,453	4,351,483
Net increase (decrease) in net assets resulting from operations	$2,456,803	$2,044,973	$5,041,704	$21,544,887	$4,502,139

See accompanying notes to financial statements.

206	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2019 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Investment income
Dividend income	$1,362,703	$—	$—	$—	$—
Variable account expenses	705,654	278,384	322,489	303,889	461,807
Investment income (loss) — net	657,049	(278,384)	(322,489)	(303,889)	(461,807)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,843,486	4,290,567	7,765,349	3,500,733	10,904,592
Cost of investments sold	11,777,043	3,550,112	5,278,210	2,771,749	5,855,010
Net realized gain (loss) on sales of investments	1,066,443	740,455	2,487,139	728,984	5,049,582
Distributions from capital gains	9,954,574	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,273,812	5,180,763	5,731,160	6,389,795	8,581,564
Net gain (loss) on investments	14,294,829	5,921,218	8,218,299	7,118,779	13,631,146
Net increase (decrease) in net assets resulting from operations	$14,951,878	$5,642,834	$7,895,810	$6,814,890	$13,169,339

Year ended December 31, 2019 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Investment income
Dividend income	$—	$—	$2,127,907	$—	$316,881
Variable account expenses	142,498	310,928	639,362	156,313	143,773
Investment income (loss) — net	(142,498)	(310,928)	1,488,545	(156,313)	173,108

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,266,715	6,929,974	6,158,457	1,959,140	2,638,553
Cost of investments sold	1,937,197	4,098,598	6,888,092	1,582,815	2,617,243
Net realized gain (loss) on sales of investments	329,518	2,831,376	(729,635)	376,325	21,310
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,646,466	2,884,383	4,002,736	2,476,831	444,063
Net gain (loss) on investments	1,975,984	5,715,759	3,273,101	2,853,156	465,373
Net increase (decrease) in net assets resulting from operations	$1,833,486	$5,404,831	$4,761,646	$2,696,843	$638,481

Year ended December 31, 2019 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Investment income
Dividend income	$1,736,205	$114,056	$823,693	$175,924	$—
Variable account expenses	584,923	120,413	163,186	76,388	129,906
Investment income (loss) — net	1,151,282	(6,357)	660,507	99,536	(129,906)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,299,404	2,826,186	1,781,971	1,352,864	3,852,242
Cost of investments sold	13,114,491	5,593,789	1,780,404	1,435,619	4,827,007
Net realized gain (loss) on sales of investments	184,913	(2,767,603)	1,567	(82,755)	(974,765)
Distributions from capital gains	—	—	—	105,331	—
Net change in unrealized appreciation or depreciation of investments	2,259,418	3,500,691	430,829	940,156	1,054,452
Net gain (loss) on investments	2,444,331	733,088	432,396	962,732	79,687
Net increase (decrease) in net assets resulting from operations	$3,595,613	$726,731	$1,092,903	$1,062,268	$(50,219)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	207

Statement of Operations

Year ended December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Investment income
Dividend income	$502,062	$2,408,995	$400,026	$697,006	$488,032
Variable account expenses	183,841	691,216	276,370	211,933	196,912
Investment income (loss) — net	318,221	1,717,779	123,656	485,073	291,120

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,813,198	17,298,848	3,750,625	2,855,421	3,392,758
Cost of investments sold	2,910,060	21,305,158	3,889,864	3,076,694	3,502,108
Net realized gain (loss) on sales of investments	(96,862)	(4,006,310)	(139,239)	(221,273)	(109,350)
Distributions from capital gains	—	—	—	574,763	94,325
Net change in unrealized appreciation or depreciation of investments	753,805	7,500,162	5,246,786	1,310,241	2,345,105
Net gain (loss) on investments	656,943	3,493,852	5,107,547	1,663,731	2,330,080
Net increase (decrease) in net assets resulting from operations	$975,164	$5,211,631	$5,231,203	$2,148,804	$2,621,200

Year ended December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	1,153,564	334,607	140,327	538,803	175,799
Investment income (loss) — net	(1,153,564)	(334,607)	(140,327)	(538,803)	(175,799)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,633,275	4,730,402	1,621,548	4,693,836	3,772,322
Cost of investments sold	16,244,476	3,657,768	1,164,936	3,756,647	2,785,974
Net realized gain (loss) on sales of investments	9,388,799	1,072,634	456,612	937,189	986,348
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,102,980	6,910,858	2,938,846	11,268,370	2,359,050
Net gain (loss) on investments	34,491,779	7,983,492	3,395,458	12,205,559	3,345,398
Net increase (decrease) in net assets resulting from operations	$33,338,215	$7,648,885	$3,255,131	$11,666,756	$3,169,599

Year ended December 31, 2019 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Investment income
Dividend income	$—	$215,602	$—	$—	$203,438
Variable account expenses	236,486	100,325	451,787	346,664	258,476
Investment income (loss) — net	(236,486)	115,277	(451,787)	(346,664)	(55,038)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,890,445	1,128,323	4,890,463	5,943,249	7,581,528
Cost of investments sold	2,420,966	1,097,015	3,895,599	4,196,357	7,503,859
Net realized gain (loss) on sales of investments	469,479	31,308	994,864	1,746,892	77,669
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,285,979	452,473	8,738,596	7,300,065	535,749
Net gain (loss) on investments	4,755,458	483,781	9,733,460	9,046,957	613,418
Net increase (decrease) in net assets resulting from operations	$4,518,972	$599,058	$9,281,673	$8,700,293	$558,380

See accompanying notes to financial statements.

208	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2019 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$260,084	$491,173	$5,557,987	$930,756
Variable account expenses	231,839	306,888	138,231	1,194,440	4,289,270
Investment income (loss) — net	(231,839)	(46,804)	352,942	4,363,547	(3,358,514)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,563,788	4,409,514	2,712,475	42,124,042	65,843,660
Cost of investments sold	1,797,693	4,941,128	2,831,913	42,865,577	58,049,655
Net realized gain (loss) on sales of investments	766,095	(531,614)	(119,438)	(741,535)	7,794,005
Distributions from capital gains	—	945,561	—	—	50,413,609
Net change in unrealized appreciation or depreciation of investments	6,099,783	5,797,618	1,472,994	4,292,625	57,197,770
Net gain (loss) on investments	6,865,878	6,211,565	1,353,556	3,551,090	115,405,384
Net increase (decrease) in net assets resulting from operations	$6,634,039	$6,164,761	$1,706,498	$7,914,637	$112,046,870

Year ended December 31, 2019 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$1,329,535	$3,110,655	$548,674	$2,392,255	$173,078
Variable account expenses	316,544	775,934	597,477	3,353,208	90,220
Investment income (loss) — net	1,012,991	2,334,721	(48,803)	(960,953)	82,858

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,967,448	14,921,129	11,369,290	53,718,267	1,563,426
Cost of investments sold	4,677,875	11,257,261	10,235,117	53,036,963	1,369,941
Net realized gain (loss) on sales of investments	1,289,573	3,663,868	1,134,173	681,304	193,485
Distributions from capital gains	3,264,083	7,994,364	8,016,429	41,064,934	390,433
Net change in unrealized appreciation or depreciation of investments	3,987,356	8,498,317	5,102,691	30,168,015	1,838,062
Net gain (loss) on investments	8,541,012	20,156,549	14,253,293	71,914,253	2,421,980
Net increase (decrease) in net assets resulting from operations	$9,554,003	$22,491,270	$14,204,490	$70,953,300	$2,504,838

Year ended December 31, 2019 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$706,793	$4,850,105	$2,143,119	$3,156,027	$1,592,463
Variable account expenses	437,839	1,441,770	717,555	631,918	842,581
Investment income (loss) — net	268,954	3,408,335	1,425,564	2,524,109	749,882

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,095,489	13,892,969	13,964,121	8,527,485	14,389,984
Cost of investments sold	8,565,737	13,877,181	14,899,303	8,631,410	13,928,164
Net realized gain (loss) on sales of investments	1,529,752	15,788	(935,182)	(103,925)	461,820
Distributions from capital gains	1,822,292	1,148,354	1,675,632	953,868	8,514,965
Net change in unrealized appreciation or depreciation of investments	7,673,431	7,890,765	13,358,454	4,505,507	7,295,493
Net gain (loss) on investments	11,025,475	9,054,907	14,098,904	5,355,450	16,272,278
Net increase (decrease) in net assets resulting from operations	$11,294,429	$12,463,242	$15,524,468	$7,879,559	$17,022,160

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	209

Statement of Operations

Year ended December 31, 2019 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$1,242,393	$951,548	$157,891	$27,724	$1,339,246
Variable account expenses	1,116,643	1,065,267	60,414	47,899	971,205
Investment income (loss) — net	125,750	(113,719)	97,477	(20,175)	368,041

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,542,032	20,421,144	1,065,012	1,000,706	21,617,088
Cost of investments sold	17,084,971	19,647,668	1,106,709	1,025,750	18,458,202
Net realized gain (loss) on sales of investments	(1,542,939)	773,476	(41,697)	(25,044)	3,158,886
Distributions from capital gains	19,792,140	4,463,050	—	121,967	3,858,302
Net change in unrealized appreciation or depreciation of investments	7,950,440	27,289,166	351,645	1,149,998	16,386,962
Net gain (loss) on investments	26,199,641	32,525,692	309,948	1,246,921	23,404,150
Net increase (decrease) in net assets resulting from operations	$26,325,391	$32,411,973	$407,425	$1,226,746	$23,772,191

Year ended December 31, 2019 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$835,200	$7,847,019	$24,825	$—	$—
Variable account expenses	1,283,929	2,135,892	31,078	913,009	105,546
Investment income (loss) — net	(448,729)	5,711,127	(6,253)	(913,009)	(105,546)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,864,643	42,941,227	729,348	15,894,086	1,887,245
Cost of investments sold	17,066,577	44,985,655	759,011	15,959,507	1,312,624
Net realized gain (loss) on sales of investments	1,798,066	(2,044,428)	(29,663)	(65,421)	574,621
Distributions from capital gains	18,861,844	—	492,471	8,709,257	1,789,710
Net change in unrealized appreciation or depreciation of investments	13,512,547	17,611,558	359,055	12,340,520	1,550,293
Net gain (loss) on investments	34,172,457	15,567,130	821,863	20,984,356	3,914,624
Net increase (decrease) in net assets resulting from operations	$33,723,728	$21,278,257	$815,610	$20,071,347	$3,809,078

Year ended December 31, 2019 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$—	$1,907,365	$657,254	$673,925
Variable account expenses	410,876	413,694	1,017,881	880,610	207,990
Investment income (loss) — net	(410,876)	(413,694)	889,484	(223,356)	465,935

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,335,700	7,414,869	21,536,280	9,197,097	5,362,731
Cost of investments sold	6,574,516	8,176,907	17,970,381	6,871,596	4,380,359
Net realized gain (loss) on sales of investments	2,761,184	(762,038)	3,565,899	2,325,501	982,372
Distributions from capital gains	6,771,128	—	14,564,455	7,987,393	1,250,676
Net change in unrealized appreciation or depreciation of investments	4,957,297	6,124,842	5,180,457	6,534,507	2,429,370
Net gain (loss) on investments	14,489,609	5,362,804	23,310,811	16,847,401	4,662,418
Net increase (decrease) in net assets resulting from operations	$14,078,733	$4,949,110	$24,200,295	$16,624,045	$5,128,353

See accompanying notes to financial statements.

210	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2019 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Investment income
Dividend income	$373,053	$—	$704,051	$—	$—
Variable account expenses	148,454	378,321	508,683	161,250	110,901
Investment income (loss) — net	224,599	(378,321)	195,368	(161,250)	(110,901)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,580,037	9,354,085	12,102,322	3,494,787	2,346,867
Cost of investments sold	3,879,972	9,614,994	9,762,677	3,016,606	2,058,477
Net realized gain (loss) on sales of investments	700,065	(260,909)	2,339,645	478,181	288,390
Distributions from capital gains	758,899	1,021,722	3,538,698	2,769,235	1,780,515
Net change in unrealized appreciation or depreciation of investments	1,441,324	10,662,567	7,365,769	2,205,125	1,351,725
Net gain (loss) on investments	2,900,288	11,423,380	13,244,112	5,452,541	3,420,630
Net increase (decrease) in net assets resulting from operations	$3,124,887	$11,045,059	$13,439,480	$5,291,291	$3,309,729

Year ended December 31, 2019 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Investment income
Dividend income	$—	$326,366	$894,918	$8,517	$1,303,166
Variable account expenses	204,174	162,441	521,090	140,387	459,941
Investment income (loss) — net	(204,174)	163,925	373,828	(131,870)	843,225

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,447,659	3,042,784	4,023,937	2,756,483	7,877,081
Cost of investments sold	3,068,962	3,430,747	3,831,059	1,781,396	7,916,640
Net realized gain (loss) on sales of investments	1,378,697	(387,963)	192,878	975,087	(39,559)
Distributions from capital gains	2,015,564	622,343	1,211,476	1,067,999	—
Net change in unrealized appreciation or depreciation of investments	3,805,621	2,452,896	7,189,369	2,885,880	2,677,494
Net gain (loss) on investments	7,199,882	2,687,276	8,593,723	4,928,966	2,637,935
Net increase (decrease) in net assets resulting from operations	$6,995,708	$2,851,201	$8,967,551	$4,797,096	$3,481,160

Year ended December 31, 2019 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$—	$366,313	$146,868	$9,641	$209,143
Variable account expenses	221,007	170,507	473,529	221,051	553,466
Investment income (loss) — net	(221,007)	195,806	(326,661)	(211,410)	(344,323)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,876,918	3,453,913	9,664,907	2,929,752	11,399,822
Cost of investments sold	2,799,800	4,122,009	7,488,388	2,885,868	9,729,784
Net realized gain (loss) on sales of investments	2,077,118	(668,096)	2,176,519	43,884	1,670,038
Distributions from capital gains	1,922,558	—	5,104,724	27,936	4,828,435
Net change in unrealized appreciation or depreciation of investments	5,537,878	5,083,409	6,795,542	3,247,692	13,398,468
Net gain (loss) on investments	9,537,554	4,415,313	14,076,785	3,319,512	19,896,941
Net increase (decrease) in net assets resulting from operations	$9,316,547	$4,611,119	$13,750,124	$3,108,102	$19,552,618

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	211

Statement of Operations

Year ended December 31, 2019 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Investment income
Dividend income	$—	$6,202,391	$—	$744,601	$16,610
Variable account expenses	295,892	1,574,544	548,730	265,042	103,950
Investment income (loss) — net	(295,892)	4,627,847	(548,730)	479,559	(87,340)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,285,440	26,317,943	9,263,260	6,332,201	2,888,590
Cost of investments sold	4,458,532	21,653,502	8,497,546	5,447,610	2,485,026
Net realized gain (loss) on sales of investments	826,908	4,664,441	765,714	884,591	403,564
Distributions from capital gains	6,788,324	491,272	8,130,098	1,393,301	447,172
Net change in unrealized appreciation or depreciation of investments	3,995,868	24,491,774	7,336,155	1,732,463	1,852,742
Net gain (loss) on investments	11,611,100	29,647,487	16,231,967	4,010,355	2,703,478
Net increase (decrease) in net assets resulting from operations	$11,315,208	$34,275,334	$15,683,237	$4,489,914	$2,616,138

Year ended December 31, 2019 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Investment income
Dividend income	$31,455	$6,113	$1,895,892	$106,870	$1,037,928
Variable account expenses	109,151	41,125	658,667	55,833	374,231
Investment income (loss) — net	(77,696)	(35,012)	1,237,225	51,037	663,697

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,317,255	590,768	13,869,410	975,132	4,964,270
Cost of investments sold	1,103,647	602,077	14,353,024	969,294	4,970,023
Net realized gain (loss) on sales of investments	213,608	(11,309)	(483,614)	5,838	(5,753)
Distributions from capital gains	603,948	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,504,244	548,506	6,219,903	657,372	1,612,147
Net gain (loss) on investments	2,321,800	537,197	5,736,289	663,210	1,606,394
Net increase (decrease) in net assets resulting from operations	$2,244,104	$502,185	$6,973,514	$714,247	$2,270,091

Year ended December 31, 2019 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$—	$163,880	$473,848	$135,971	$—
Variable account expenses	196,862	98,486	874,566	257,448	97,843
Investment income (loss) — net	(196,862)	65,394	(400,718)	(121,477)	(97,843)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,270,603	2,084,839	8,065,578	4,259,982	1,836,654
Cost of investments sold	5,472,471	2,033,400	5,887,987	3,119,570	1,763,303
Net realized gain (loss) on sales of investments	(201,868)	51,439	2,177,591	1,140,412	73,351
Distributions from capital gains	1,106,658	21,033	9,643,995	4,322,056	1,056,731
Net change in unrealized appreciation or depreciation of investments	5,102,761	2,330,403	8,791,055	3,513,778	945,071
Net gain (loss) on investments	6,007,551	2,402,875	20,612,641	8,976,246	2,075,153
Net increase (decrease) in net assets resulting from operations	$5,810,689	$2,468,269	$20,211,923	$8,854,769	$1,977,310

See accompanying notes to financial statements.

212	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2019 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$2,623,219	$29,744	$—	$—	$—
Variable account expenses	365,158	93,596	167,362	10,100,893	5,747,960
Investment income (loss) — net	2,258,061	(63,852)	(167,362)	(10,100,893)	(5,747,960)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,630,201	2,213,950	4,117,606	178,587,873	136,480,710
Cost of investments sold	8,053,662	2,344,514	4,038,252	116,239,728	72,607,529
Net realized gain (loss) on sales of investments	(423,461)	(130,564)	79,354	62,348,145	63,873,181
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,505,645)	1,416,558	5,098,257	138,307,180	58,371,754
Net gain (loss) on investments	(1,929,106)	1,285,994	5,177,611	200,655,325	122,244,935
Net increase (decrease) in net assets resulting from operations	$328,955	$1,222,142	$5,010,249	$190,554,432	$116,496,975

Year ended December 31, 2019 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Investment income
Dividend income	$214,430	$—	$—	$—	$—
Variable account expenses	401,871	4,328,534	4,316,300	1,390,709	1,208,651
Investment income (loss) — net	(187,441)	(4,328,534)	(4,316,300)	(1,390,709)	(1,208,651)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,046,714	72,798,745	94,059,982	5,193,454	6,170,170
Cost of investments sold	8,081,708	61,882,904	74,570,928	4,985,836	5,882,136
Net realized gain (loss) on sales of investments	(2,034,994)	10,915,841	19,489,054	207,618	288,034
Distributions from capital gains	2,436,931	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,769,878	30,709,319	25,907,320	19,091,039	18,690,035
Net gain (loss) on investments	9,171,815	41,625,160	45,396,374	19,298,657	18,978,069
Net increase (decrease) in net assets resulting from operations	$8,984,374	$37,296,626	$41,080,074	$17,907,948	$17,769,418

Year ended December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,514,964	13,032,704	99,981,949	136,084,629	67,478,690
Investment income (loss) — net	(4,514,964)	(13,032,704)	(99,981,949)	(136,084,629)	(67,478,690)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	57,166,801	87,206,758	553,046,387	758,383,957	486,128,208
Cost of investments sold	52,350,719	75,484,525	449,223,964	596,149,566	331,611,119
Net realized gain (loss) on sales of investments	4,816,082	11,722,233	103,822,423	162,234,391	154,517,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,487,955	152,589,543	1,559,840,189	1,828,736,377	839,108,596
Net gain (loss) on investments	48,304,037	164,311,776	1,663,662,612	1,990,970,768	993,625,685
Net increase (decrease) in net assets resulting from operations	$43,789,073	$151,279,072	$1,563,680,663	$1,854,886,139	$926,146,995
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	213

Statement of Operations

Year ended December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	67,664,530	32,149,980	19,956,039	12,640,106	12,700,276
Investment income (loss) — net	(67,664,530)	(32,149,980)	(19,956,039)	(12,640,106)	(12,700,276)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,105,235,598	523,001,508	538,406,614	139,231,240	215,164,301
Cost of investments sold	638,967,723	336,128,806	290,052,501	106,720,101	142,934,981
Net realized gain (loss) on sales of investments	466,267,875	186,872,702	248,354,113	32,511,139	72,229,320
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	608,176,295	370,818,198	124,674,399	120,770,235	94,120,497
Net gain (loss) on investments	1,074,444,170	557,690,900	373,028,512	153,281,374	166,349,817
Net increase (decrease) in net assets resulting from operations	$1,006,779,640	$525,540,920	$353,072,473	$140,641,268	$153,649,541

Year ended December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$195,983	$—	$—	$—	$—
Variable account expenses	102,466	114,434	221,586	91,356	71,620
Investment income (loss) — net	93,517	(114,434)	(221,586)	(91,356)	(71,620)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,308,949	1,481,377	5,416,694	843,488	806,190
Cost of investments sold	1,305,159	1,036,089	2,632,730	709,621	716,000
Net realized gain (loss) on sales of investments	3,790	445,288	2,783,964	133,867	90,190
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	512,709	1,806,903	2,858,824	1,366,262	1,049,057
Net gain (loss) on investments	516,499	2,252,191	5,642,788	1,500,129	1,139,247
Net increase (decrease) in net assets resulting from operations	$610,016	$2,137,757	$5,421,202	$1,408,773	$1,067,627

Year ended December 31, 2019 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$1,338,726
Variable account expenses	565,348	1,947,185	22,420,297	14,260,310	1,511,752
Investment income (loss) — net	(565,348)	(1,947,185)	(22,420,297)	(14,260,310)	(173,026)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,246,697	17,731,283	35,895,970	32,903,947	32,002,272
Cost of investments sold	5,316,689	16,594,460	32,324,335	29,801,399	36,124,487
Net realized gain (loss) on sales of investments	4,930,008	1,136,823	3,571,635	3,102,548	(4,122,215)
Distributions from capital gains	—	—	—	—	15,537,036
Net change in unrealized appreciation or depreciation of investments	6,637,844	23,805,305	391,266,379	216,991,953	31,451,422
Net gain (loss) on investments	11,567,852	24,942,128	394,838,014	220,094,501	42,866,243
Net increase (decrease) in net assets resulting from operations	$11,002,504	$22,994,943	$372,417,717	$205,834,191	$42,693,217

See accompanying notes to financial statements.

214	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2019 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$649,304	$262,280	$1,122,145	$137,171	$—
Variable account expenses	2,205,319	205,498	278,292	459,667	811,149
Investment income (loss) — net	(1,556,015)	56,782	843,853	(322,496)	(811,149)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	41,598,016	4,361,978	5,760,655	9,150,540	14,709,519
Cost of investments sold	50,240,336	3,278,807	8,883,864	7,692,996	13,546,868
Net realized gain (loss) on sales of investments	(8,642,320)	1,083,171	(3,123,209)	1,457,544	1,162,651
Distributions from capital gains	43,932,389	1,527,036	12,494,091	5,465,698	13,428,346
Net change in unrealized appreciation or depreciation of investments	30,693,484	1,518,956	(6,130,603)	6,039,488	3,019,890
Net gain (loss) on investments	65,983,553	4,129,163	3,240,279	12,962,730	17,610,887
Net increase (decrease) in net assets resulting from operations	$64,427,538	$4,185,945	$4,084,132	$12,640,234	$16,799,738

Year ended December 31, 2019 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$531,196
Variable account expenses					101,701
Investment income (loss) — net					429,495

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					2,160,603
Cost of investments sold					2,213,127
Net realized gain (loss) on sales of investments					(52,524)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					777,342
Net gain (loss) on investments					724,818
Net increase (decrease) in net assets resulting from operations					$1,154,313

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	215

Statement of Changes in Net Assets

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$67,765	$(50,727)	$113,047	$(103,400)	$(811,299)
Net realized gain (loss) on sales of investments	66,288	471,688	2,102,952	(2,571,535)	987,982
Distributions from capital gains	11,305	381,164	8,533,801	—	9,813,706
Net change in unrealized appreciation or depreciation of investments	1,140,030	801,010	5,294,124	16,304,133	10,343,077
Net increase (decrease) in net assets resulting from operations	1,285,388	1,603,135	16,043,924	13,629,198	20,333,466

Contract transactions
Contract purchase payments	943,387	79,624	614,632	1,268,325	8,148,690
Net transfers(1)	1,086,527	367,556	1,109,475	(1,975,326)	4,075,839
Transfers for policy loans	—	(473)	(2,766)	64,508	(5,155)
Adjustments to net assets allocated to contracts in payment period	—	—	5,802	(16,255)	2,289
Contract charges	(3,278)	(4,719)	(55,302)	(114,282)	(21,641)
Contract terminations:
Surrender benefits	(342,133)	(602,909)	(8,413,218)	(10,689,056)	(4,183,954)
Death benefits	(227,782)	(42,591)	(1,142,512)	(918,887)	(1,035,350)
Increase (decrease) from contract transactions	1,456,721	(203,512)	(7,883,889)	(12,380,973)	6,980,718
Net assets at beginning of year	8,930,478	5,616,089	74,356,113	92,027,537	59,299,285
Net assets at end of year	$11,672,587	$7,015,712	$82,516,148	$93,275,762	$86,613,469

Accumulation unit activity
Units outstanding at beginning of year	7,870,051	3,432,699	33,115,759	69,012,006	21,357,258
Contract purchase payments	760,157	41,871	247,008	974,250	2,405,995
Net transfers(1)	848,212	204,092	439,441	(1,646,975)	1,247,089
Transfers for policy loans	—	(202)	(2,134)	46,564	(1,413)
Contract charges	(2,657)	(2,474)	(21,794)	(74,833)	(6,521)
Contract terminations:
Surrender benefits	(280,038)	(313,925)	(3,343,838)	(7,554,560)	(1,273,000)
Death benefits	(183,530)	(22,666)	(444,424)	(608,585)	(316,088)
Units outstanding at end of year	9,012,195	3,339,395	29,990,018	60,147,867	23,413,320

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

216	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$169,262	$3,218	$(26,016)	$510,990	$(336,440)
Net realized gain (loss) on sales of investments	(880,228)	143,623	784,573	852,567	1,518,996
Distributions from capital gains	—	420,010	1,115,064	5,777,151	3,972,559
Net change in unrealized appreciation or depreciation of investments	6,791,741	1,346,486	3,047,516	5,795,534	4,986,404
Net increase (decrease) in net assets resulting from operations	6,080,775	1,913,337	4,921,137	12,936,242	10,141,519

Contract transactions
Contract purchase payments	1,543,482	69,705	169,512	462,188	330,369
Net transfers(1)	(2,559,051)	(506,711)	(1,616,597)	(3,716,808)	(437,345)
Transfers for policy loans	4,073	6,029	84	(5,485)	1,390
Adjustments to net assets allocated to contracts in payment period	(6,701)	(3,162)	(12,865)	6,291	(16,275)
Contract charges	(15,672)	(2,624)	(15,003)	(33,760)	(23,604)
Contract terminations:
Surrender benefits	(2,795,718)	(608,203)	(2,152,019)	(6,557,065)	(3,385,405)
Death benefits	(450,384)	(131,972)	(205,194)	(977,912)	(416,952)
Increase (decrease) from contract transactions	(4,279,971)	(1,176,938)	(3,832,082)	(10,822,551)	(3,947,822)
Net assets at beginning of year	32,130,791	7,484,463	19,547,680	50,642,032	31,543,420
Net assets at end of year	$33,931,595	$8,220,862	$20,636,735	$52,755,723	$37,737,117

Accumulation unit activity
Units outstanding at beginning of year	40,352,911	4,951,238	11,651,055	23,734,417	12,466,108
Contract purchase payments	1,673,624	40,172	86,814	183,134	110,897
Net transfers(1)	(2,761,968)	(290,043)	(823,933)	(1,569,139)	(102,948)
Transfers for policy loans	4,368	3,357	205	(1,537)	618
Contract charges	(16,838)	(1,521)	(7,860)	(13,516)	(7,897)
Contract terminations:
Surrender benefits	(2,999,390)	(354,380)	(1,119,144)	(2,589,422)	(1,119,510)
Death benefits	(489,471)	(78,002)	(110,583)	(388,890)	(139,504)
Units outstanding at end of year	35,763,236	4,270,821	9,676,554	19,355,047	11,207,764

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	217

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$404,691	$1,763,628	$139,147	$1,920	$145,035
Net realized gain (loss) on sales of investments	1,527,527	7,628,204	(389,592)	(2,133)	301,924
Distributions from capital gains	1,871,045	10,435,835	2,841,318	346,874	737,114
Net change in unrealized appreciation or depreciation of investments	3,485,818	20,343,262	8,525,305	330,881	3,034,632
Net increase (decrease) in net assets resulting from operations	7,289,081	40,170,929	11,116,178	677,542	4,218,705

Contract transactions
Contract purchase payments	282,870	5,285,809	3,298,557	83,566	198,500
Net transfers(1)	(1,349,484)	(7,851,986)	(5,331,639)	(389,467)	1,585,256
Transfers for policy loans	4,800	42,140	15,450	1,600	(12,436)
Adjustments to net assets allocated to contracts in payment period	(29,665)	(19,875)	(38,650)	—	(5,035)
Contract charges	(8,612)	(96,061)	(30,606)	(2,018)	(15,550)
Contract terminations:
Surrender benefits	(2,794,014)	(16,051,454)	(5,127,387)	(565,445)	(1,837,604)
Death benefits	(405,202)	(3,200,315)	(1,490,903)	(98,065)	(132,651)
Increase (decrease) from contract transactions	(4,299,307)	(21,891,742)	(8,705,178)	(969,829)	(219,520)
Net assets at beginning of year	29,909,266	165,850,467	71,337,242	4,087,997	18,358,763
Net assets at end of year	$32,899,040	$184,129,654	$73,748,242	$3,795,710	$22,357,948

Accumulation unit activity
Units outstanding at beginning of year	9,425,245	71,718,316	58,332,251	3,485,524	10,524,717
Contract purchase payments	79,307	2,078,303	2,485,556	65,280	99,044
Net transfers(1)	(382,504)	(2,940,313)	(4,038,727)	(309,642)	785,961
Transfers for policy loans	1,423	16,536	11,777	1,246	(7,117)
Contract charges	(2,435)	(35,420)	(23,038)	(1,564)	(7,880)
Contract terminations:
Surrender benefits	(784,515)	(6,091,252)	(3,857,114)	(440,748)	(941,345)
Death benefits	(114,611)	(1,293,228)	(1,136,382)	(75,086)	(69,763)
Units outstanding at end of year	8,221,910	63,452,942	51,774,323	2,725,010	10,383,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

218	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(175,787)	$(4,863,844)	$(5,165)	$(966,209)	$(358,270)
Net realized gain (loss) on sales of investments	774,817	17,365,419	(120,262)	3,782,230	1,092,549
Distributions from capital gains	1,705,386	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,778,613	76,779,641	416,163	22,431,169	5,543,520
Net increase (decrease) in net assets resulting from operations	4,083,029	89,281,216	290,736	25,247,190	6,277,799

Contract transactions
Contract purchase payments	221,598	19,747,877	165,872	4,107,693	4,789,393
Net transfers(1)	(492,668)	4,868,202	(254,640)	(3,959,841)	530,931
Transfers for policy loans	3,111	40,379	(3)	5,787	7,024
Adjustments to net assets allocated to contracts in payment period	45,945	(63,053)	—	(10,654)	—
Contract charges	(13,485)	(231,154)	(1,214)	(43,695)	(7,488)
Contract terminations:
Surrender benefits	(1,749,161)	(37,417,718)	(213,711)	(6,274,428)	(1,529,892)
Death benefits	(132,932)	(7,510,293)	(18,507)	(1,041,700)	(386,335)
Increase (decrease) from contract transactions	(2,117,592)	(20,565,760)	(322,203)	(7,216,838)	3,403,633
Net assets at beginning of year	16,344,035	424,746,865	4,491,402	83,306,975	25,363,022
Net assets at end of year	$18,309,472	$493,462,321	$4,459,935	$101,337,327	$35,044,454

Accumulation unit activity
Units outstanding at beginning of year	6,985,040	209,029,019	8,709,552	52,094,186	9,734,520
Contract purchase payments	80,842	9,103,660	309,686	2,195,453	1,618,529
Net transfers(1)	(167,896)	1,919,175	(477,971)	(2,168,566)	235,411
Transfers for policy loans	1,189	9,736	11	3,296	2,606
Contract charges	(4,874)	(100,837)	(2,262)	(23,241)	(2,565)
Contract terminations:
Surrender benefits	(633,525)	(16,371,965)	(397,358)	(3,331,525)	(508,494)
Death benefits	(48,035)	(3,378,405)	(34,545)	(558,253)	(132,572)
Units outstanding at end of year	6,212,741	200,210,383	8,107,113	48,211,350	10,947,435

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	219

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(3,378,960)	$(36,394)	$(665,985)	$(4,221,473)	$540,364
Net realized gain (loss) on sales of investments	23,965,037	(42,322)	1,452,568	39,372,500	(80,935)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	49,538,100	105,988	10,683,904	57,474,511	960,472
Net increase (decrease) in net assets resulting from operations	70,124,177	27,272	11,470,487	92,625,538	1,419,901

Contract transactions
Contract purchase payments	2,648,823	619,083	7,500,279	4,114,793	1,056,043
Net transfers(1)	(5,190,835)	413,862	1,333,528	(12,348,115)	932,970
Transfers for policy loans	284,811	—	(698)	218,083	449
Adjustments to net assets allocated to contracts in payment period	(599,460)	—	(12,952)	(420,827)	(8,546)
Contract charges	(377,478)	(816)	(15,511)	(349,200)	(6,224)
Contract terminations:
Surrender benefits	(29,200,299)	(176,058)	(2,544,057)	(50,697,297)	(1,524,240)
Death benefits	(4,379,163)	(312,961)	(1,059,017)	(7,069,280)	(304,790)
Increase (decrease) from contract transactions	(36,813,601)	543,110	5,201,572	(66,551,843)	145,662
Net assets at beginning of year	312,919,518	2,989,468	49,033,739	430,289,811	12,997,562
Net assets at end of year	$346,230,094	$3,559,850	$65,705,798	$456,363,506	$14,563,125

Accumulation unit activity
Units outstanding at beginning of year	147,358,581	3,749,379	25,321,798	172,205,976	13,127,644
Contract purchase payments	1,126,949	776,564	3,407,979	1,522,313	993,647
Net transfers(1)	(2,196,119)	513,893	591,014	(4,311,026)	847,399
Transfers for policy loans	121,633	—	(120)	74,032	375
Contract charges	(167,209)	(1,006)	(7,071)	(127,957)	(5,823)
Contract terminations:
Surrender benefits	(12,433,216)	(217,360)	(1,149,830)	(18,297,284)	(1,416,981)
Death benefits	(1,850,148)	(397,222)	(484,308)	(2,538,422)	(290,201)
Units outstanding at end of year	131,960,471	4,424,248	27,679,462	148,527,632	13,256,060

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

220	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Operations
Investment income (loss) — net	$(401,593)	$(967,692)	$(105,128)	$(667,055)	$253,670
Net realized gain (loss) on sales of investments	147,222	4,408,310	(202,435)	(3,023,660)	—
Distributions from capital gains	5,015,119	14,611,355	—	—	20,809
Net change in unrealized appreciation or depreciation of investments	6,034,468	13,651,792	1,147,834	10,477,065	(1)
Net increase (decrease) in net assets resulting from operations	10,795,216	31,703,765	840,271	6,786,350	274,478

Contract transactions
Contract purchase payments	4,526,635	1,509,058	664,268	516,970	5,303,279
Net transfers(1)	(2,119,121)	(4,909,328)	67,327	(906,103)	(5,655,485)
Transfers for policy loans	(1,514)	58,780	(752)	26,810	68,047
Adjustments to net assets allocated to contracts in payment period	(7,284)	(59,249)	—	(18,005)	—
Contract charges	(10,620)	(119,369)	(1,386)	(106,843)	(10,561)
Contract terminations:
Surrender benefits	(1,302,657)	(14,023,936)	(472,220)	(8,311,694)	(4,865,046)
Death benefits	(876,250)	(1,721,958)	(115,177)	(1,341,590)	(1,117,843)
Increase (decrease) from contract transactions	209,189	(19,266,002)	142,060	(10,140,455)	(6,277,609)
Net assets at beginning of year	36,052,086	113,557,365	8,829,069	73,103,379	56,526,180
Net assets at end of year	$47,056,491	$125,995,128	$9,811,400	$69,749,274	$50,523,049

Accumulation unit activity
Units outstanding at beginning of year	32,457,546	53,483,289	9,764,749	49,750,961	61,161,626
Contract purchase payments	3,515,304	645,011	687,870	342,684	5,715,516
Net transfers(1)	(1,625,572)	(1,981,564)	68,942	(522,189)	(6,064,386)
Transfers for policy loans	(1,160)	25,796	(795)	16,822	73,010
Contract charges	(8,381)	(46,893)	(1,455)	(70,357)	(11,456)
Contract terminations:
Surrender benefits	(1,026,156)	(5,780,609)	(500,506)	(5,440,144)	(5,262,085)
Death benefits	(700,089)	(756,373)	(121,338)	(864,219)	(1,204,297)
Units outstanding at end of year	32,611,492	45,588,657	9,897,467	43,213,558	54,407,928

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	221

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$839,472	$2,183,859	$9,175,037	$1,029,129	$4,775,095
Net realized gain (loss) on sales of investments	1,914	(210,059)	(138,558)	(448,098)	(3,457,701)
Distributions from capital gains	42,113	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,914)	4,513,218	18,786,510	3,223,183	15,275,640
Net increase (decrease) in net assets resulting from operations	881,585	6,487,018	27,822,989	3,804,214	16,593,034

Contract transactions
Contract purchase payments	4,827,940	3,628,825	1,180,870	1,901,352	773,225
Net transfers(1)	2,075,069	(586,393)	(4,946,437)	(317,168)	(1,449,789)
Transfers for policy loans	145,058	1,788	52,101	403	(8,085)
Adjustments to net assets allocated to contracts in payment period	73,311	—	(106,178)	(4,347)	(7,635)
Contract charges	(98,075)	(9,259)	(119,588)	(6,960)	(162,181)
Contract terminations:
Surrender benefits	(27,059,935)	(2,794,518)	(22,926,556)	(1,252,310)	(15,176,438)
Death benefits	(1,660,601)	(1,045,222)	(4,399,719)	(378,260)	(2,051,024)
Increase (decrease) from contract transactions	(21,697,233)	(804,779)	(31,265,507)	(57,290)	(18,081,927)
Net assets at beginning of year	116,884,782	42,838,148	189,434,170	26,095,949	115,887,099
Net assets at end of year	$96,069,134	$48,520,387	$185,991,652	$29,842,873	$114,398,206

Accumulation unit activity
Units outstanding at beginning of year	105,979,042	28,916,210	78,729,021	18,058,518	57,728,413
Contract purchase payments	4,472,858	2,229,232	456,566	1,195,330	357,478
Net transfers(1)	2,592,490	(355,014)	(1,879,987)	(218,428)	(674,244)
Transfers for policy loans	132,332	1,084	19,374	364	(3,849)
Contract charges	(88,504)	(5,727)	(45,554)	(4,426)	(73,767)
Contract terminations:
Surrender benefits	(24,928,732)	(1,720,243)	(8,763,889)	(799,357)	(6,894,280)
Death benefits	(1,540,265)	(651,833)	(1,657,043)	(247,415)	(948,106)
Units outstanding at end of year	86,619,221	28,413,709	66,858,488	17,984,586	49,491,645

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

222	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$774,043	$6,599,543	$(570,078)	$(1,075,350)	$(3,749,258)
Net realized gain (loss) on sales of investments	26,620	48,291	1,567,279	12,657,348	15,389,215
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,097,873	16,766,692	13,346,947	25,042,158	82,008,099
Net increase (decrease) in net assets resulting from operations	2,898,536	23,414,526	14,344,148	36,624,156	93,648,056

Contract transactions
Contract purchase payments	4,235,098	2,235,919	4,834,230	909,084	34,691,138
Net transfers(1)	9,815,597	23,019,811	(1,990,151)	(6,348,091)	12,168,953
Transfers for policy loans	722	82,314	4,193	61,321	16,291
Adjustments to net assets allocated to contracts in payment period	53,009	(129,096)	—	(53,232)	27,608
Contract charges	(7,066)	(376,525)	(14,904)	(101,145)	(167,212)
Contract terminations:
Surrender benefits	(1,827,390)	(33,824,302)	(1,454,589)	(13,201,010)	(24,901,804)
Death benefits	(1,061,504)	(7,056,464)	(791,146)	(1,608,473)	(5,019,434)
Increase (decrease) from contract transactions	11,208,466	(16,048,343)	587,633	(20,341,546)	16,815,540
Net assets at beginning of year	34,486,508	298,059,073	41,905,937	112,702,651	309,702,089
Net assets at end of year	$48,593,510	$305,425,256	$56,837,718	$128,985,261	$420,165,685

Accumulation unit activity
Units outstanding at beginning of year	29,160,513	167,470,073	16,547,620	73,335,386	149,134,063
Contract purchase payments	3,363,845	1,247,833	1,582,123	475,296	14,105,090
Net transfers(1)	7,832,076	12,722,315	(630,096)	(3,306,892)	5,385,936
Transfers for policy loans	586	43,065	1,407	33,481	8,544
Contract charges	(5,691)	(205,328)	(4,968)	(55,187)	(68,336)
Contract terminations:
Surrender benefits	(1,472,095)	(18,244,860)	(486,797)	(7,159,588)	(10,314,445)
Death benefits	(867,016)	(3,841,420)	(273,273)	(906,665)	(2,102,243)
Units outstanding at end of year	38,012,218	159,191,678	16,736,016	62,415,831	156,148,609

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	223

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$428,119	$195,054	$(207,167)	$(762,566)	$150,656
Net realized gain (loss) on sales of investments	81,741	66,912	593,895	7,847,876	(85,960)
Distributions from capital gains	—	—	—	—	3,060,991
Net change in unrealized appreciation or depreciation of investments	1,946,943	1,783,007	4,654,976	14,459,577	1,376,452
Net increase (decrease) in net assets resulting from operations	2,456,803	2,044,973	5,041,704	21,544,887	4,502,139

Contract transactions
Contract purchase payments	3,266,776	968,339	2,731,644	692,832	1,989,076
Net transfers(1)	5,653,455	2,427,209	(240,501)	(2,660,765)	(401,716)
Transfers for policy loans	(1,816)	(3,365)	1,442	52,419	4,502
Adjustments to net assets allocated to contracts in payment period	—	(14,855)	9,847	(80,727)	52,013
Contract charges	(18,029)	(3,848)	(5,604)	(54,341)	(4,541)
Contract terminations:
Surrender benefits	(4,367,793)	(1,325,137)	(760,540)	(8,498,948)	(653,507)
Death benefits	(1,339,928)	(403,832)	(265,164)	(1,368,644)	(302,078)
Increase (decrease) from contract transactions	3,192,665	1,644,511	1,471,124	(11,918,174)	683,749
Net assets at beginning of year	37,787,131	11,585,810	14,752,831	67,558,788	18,772,182
Net assets at end of year	$43,436,599	$15,275,294	$21,265,659	$77,185,501	$23,958,070

Accumulation unit activity
Units outstanding at beginning of year	36,076,050	11,168,684	7,688,302	31,843,345	14,448,879
Contract purchase payments	2,948,516	833,965	1,155,769	271,446	1,327,029
Net transfers(1)	5,277,911	2,030,881	(95,166)	(1,001,107)	(275,675)
Transfers for policy loans	(1,628)	(3,136)	602	20,412	3,132
Contract charges	(16,632)	(3,372)	(2,414)	(20,977)	(3,079)
Contract terminations:
Surrender benefits	(4,024,635)	(1,167,305)	(327,688)	(3,295,631)	(444,468)
Death benefits	(1,215,967)	(371,706)	(116,131)	(542,155)	(207,435)
Units outstanding at end of year	39,043,615	12,488,011	8,303,274	27,275,333	14,848,383

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$657,049	$(278,384)	$(322,489)	$(303,889)	$(461,807)
Net realized gain (loss) on sales of investments	1,066,443	740,455	2,487,139	728,984	5,049,582
Distributions from capital gains	9,954,574	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,273,812	5,180,763	5,731,160	6,389,795	8,581,564
Net increase (decrease) in net assets resulting from operations	14,951,878	5,642,834	7,895,810	6,814,890	13,169,339

Contract transactions
Contract purchase payments	849,207	2,403,849	330,401	2,833,279	475,241
Net transfers(1)	(4,010,509)	(132,259)	400,987	(790,256)	(2,508,033)
Transfers for policy loans	43,235	(7,032)	14,666	(203)	(3,485)
Adjustments to net assets allocated to contracts in payment period	(82,482)	—	(10,022)	—	(41,871)
Contract charges	(46,599)	(4,955)	(19,406)	(4,948)	(35,178)
Contract terminations:
Surrender benefits	(7,491,265)	(743,709)	(3,907,367)	(859,704)	(6,690,971)
Death benefits	(856,237)	(384,530)	(354,784)	(314,400)	(841,344)
Increase (decrease) from contract transactions	(11,594,650)	1,131,364	(3,545,525)	863,768	(9,645,641)
Net assets at beginning of year	66,584,816	21,958,675	32,487,354	22,698,872	46,653,212
Net assets at end of year	$69,942,044	$28,732,873	$36,837,639	$30,377,530	$50,176,910

Accumulation unit activity
Units outstanding at beginning of year	50,268,216	9,372,098	14,388,408	11,224,764	22,628,261
Contract purchase payments	564,434	903,513	129,278	1,167,286	197,352
Net transfers(1)	(2,720,298)	(30,164)	161,493	(342,148)	(1,010,233)
Transfers for policy loans	26,620	(2,636)	5,460	(102)	(1,903)
Contract charges	(31,721)	(1,869)	(7,593)	(2,086)	(14,449)
Contract terminations:
Surrender benefits	(5,103,775)	(285,157)	(1,514,360)	(362,278)	(2,755,408)
Death benefits	(565,585)	(146,438)	(134,693)	(132,243)	(345,573)
Units outstanding at end of year	42,437,891	9,809,347	13,027,993	11,553,193	18,698,047

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	225

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$(142,498)	$(310,928)	$1,488,545	$(156,313)	$173,108
Net realized gain (loss) on sales of investments	329,518	2,831,376	(729,635)	376,325	21,310
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,646,466	2,884,383	4,002,736	2,476,831	444,063
Net increase (decrease) in net assets resulting from operations	1,833,486	5,404,831	4,761,646	2,696,843	638,481

Contract transactions
Contract purchase payments	1,191,740	318,177	7,171,603	763,781	1,507,631
Net transfers(1)	(499,832)	(2,071,381)	7,827,347	(471,352)	509,112
Transfers for policy loans	618	32,390	(2,665)	81	(565)
Adjustments to net assets allocated to contracts in payment period	(342)	(10,492)	—	(693)	—
Contract charges	(3,059)	(26,297)	(11,224)	(3,886)	(1,202)
Contract terminations:
Surrender benefits	(609,569)	(3,736,111)	(2,051,723)	(667,004)	(640,450)
Death benefits	(324,910)	(347,254)	(540,748)	(132,341)	(167,912)
Increase (decrease) from contract transactions	(245,354)	(5,840,968)	12,392,590	(511,414)	1,206,614
Net assets at beginning of year	11,408,226	34,140,104	49,122,495	12,648,360	11,532,219
Net assets at end of year	$12,996,358	$33,703,967	$66,276,731	$14,833,789	$13,377,314

Accumulation unit activity
Units outstanding at beginning of year	5,435,851	12,562,554	43,000,572	6,593,349	10,943,105
Contract purchase payments	508,106	109,658	5,920,562	349,701	1,401,512
Net transfers(1)	(205,404)	(670,544)	6,464,480	(226,342)	456,601
Transfers for policy loans	262	11,204	(2,218)	99	(516)
Contract charges	(1,317)	(8,542)	(9,364)	(1,786)	(1,103)
Contract terminations:
Surrender benefits	(259,845)	(1,307,719)	(1,701,536)	(309,349)	(587,608)
Death benefits	(141,944)	(110,094)	(450,507)	(61,357)	(153,719)
Units outstanding at end of year	5,335,709	10,586,517	53,221,989	6,344,315	12,058,272

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Operations
Investment income (loss) — net	$1,151,282	$(6,357)	$660,507	$99,536	$(129,906)
Net realized gain (loss) on sales of investments	184,913	(2,767,603)	1,567	(82,755)	(974,765)
Distributions from capital gains	—	—	—	105,331	—
Net change in unrealized appreciation or depreciation of investments	2,259,418	3,500,691	430,829	940,156	1,054,452
Net increase (decrease) in net assets resulting from operations	3,595,613	726,731	1,092,903	1,062,268	(50,219)

Contract transactions
Contract purchase payments	834,290	316,762	3,376,433	878,913	509,884
Net transfers(1)	1,366,681	(715,760)	1,433,152	(70,906)	(1,361,110)
Transfers for policy loans	29,943	8,303	(699)	352	241
Adjustments to net assets allocated to contracts in payment period	(27,075)	(4,187)	—	—	23,462
Contract charges	(46,561)	(8,578)	(1,855)	(1,274)	(6,604)
Contract terminations:
Surrender benefits	(9,028,378)	(1,505,346)	(512,009)	(486,136)	(1,435,340)
Death benefits	(1,317,568)	(152,136)	(326,026)	(166,822)	(109,594)
Increase (decrease) from contract transactions	(8,188,668)	(2,060,942)	3,968,996	154,127	(2,379,061)
Net assets at beginning of year	66,262,905	13,655,597	12,264,514	6,132,259	14,128,717
Net assets at end of year	$61,669,850	$12,321,386	$17,326,413	$7,348,654	$11,699,437

Accumulation unit activity
Units outstanding at beginning of year	47,865,208	29,777,685	10,857,645	4,959,577	15,681,504
Contract purchase payments	625,005	656,788	2,812,544	637,715	569,525
Net transfers(1)	1,076,290	(1,521,323)	1,195,490	(43,535)	(1,502,532)
Transfers for policy loans	21,364	17,192	(614)	266	263
Contract charges	(32,276)	(18,048)	(1,561)	(941)	(7,271)
Contract terminations:
Surrender benefits	(6,282,431)	(3,148,129)	(429,349)	(359,846)	(1,586,895)
Death benefits	(950,042)	(322,845)	(275,953)	(122,372)	(121,240)
Units outstanding at end of year	42,323,118	25,441,320	14,158,202	5,070,864	13,033,354

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	227

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Operations
Investment income (loss) — net	$318,221	$1,717,779	$123,656	$485,073	$291,120
Net realized gain (loss) on sales of investments	(96,862)	(4,006,310)	(139,239)	(221,273)	(109,350)
Distributions from capital gains	—	—	—	574,763	94,325
Net change in unrealized appreciation or depreciation of investments	753,805	7,500,162	5,246,786	1,310,241	2,345,105
Net increase (decrease) in net assets resulting from operations	975,164	5,211,631	5,231,203	2,148,804	2,621,200

Contract transactions
Contract purchase payments	1,597,074	544,741	1,966,792	1,934,329	1,994,191
Net transfers(1)	840,822	(700,054)	(372,238)	249,794	466,599
Transfers for policy loans	(22,707)	4,667	(1,758)	2,845	180
Adjustments to net assets allocated to contracts in payment period	17,264	(29,929)	—	—	(8,852)
Contract charges	(2,507)	(193,724)	(6,310)	(4,073)	(6,425)
Contract terminations:
Surrender benefits	(704,660)	(9,988,385)	(1,423,801)	(450,799)	(915,231)
Death benefits	(408,446)	(1,792,216)	(344,853)	(425,517)	(123,098)
Increase (decrease) from contract transactions	1,316,840	(12,154,900)	(182,168)	1,306,579	1,407,364
Net assets at beginning of year	15,198,553	78,153,305	21,541,799	17,296,375	16,384,292
Net assets at end of year	$17,490,557	$71,210,036	$26,590,834	$20,751,758	$20,412,856

Accumulation unit activity
Units outstanding at beginning of year	12,668,690	53,141,391	13,884,741	14,983,689	15,778,271
Contract purchase payments	1,254,452	353,210	1,045,436	1,576,926	1,783,968
Net transfers(1)	673,894	(444,109)	(228,989)	210,090	427,268
Transfers for policy loans	(17,120)	3,098	(1,032)	2,327	158
Contract charges	(1,994)	(124,299)	(3,463)	(3,328)	(5,732)
Contract terminations:
Surrender benefits	(561,813)	(6,434,788)	(780,030)	(366,745)	(814,812)
Death benefits	(326,926)	(1,166,800)	(190,047)	(358,379)	(110,351)
Units outstanding at end of year	13,689,183	45,327,703	13,726,616	16,044,580	17,058,770

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$(1,153,564)	$(334,607)	$(140,327)	$(538,803)	$(175,799)
Net realized gain (loss) on sales of investments	9,388,799	1,072,634	456,612	937,189	986,348
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,102,980	6,910,858	2,938,846	11,268,370	2,359,050
Net increase (decrease) in net assets resulting from operations	33,338,215	7,648,885	3,255,131	11,666,756	3,169,599

Contract transactions
Contract purchase payments	1,109,624	3,727,405	628,476	5,034,480	2,113,518
Net transfers(1)	(7,391,479)	(1,309,792)	(360,401)	1,831,485	909,941
Transfers for policy loans	4,662	(1,779)	(7,185)	7,345	(128)
Adjustments to net assets allocated to contracts in payment period	(19,238)	—	—	—	—
Contract charges	(113,412)	(8,177)	(4,254)	(11,176)	(4,455)
Contract terminations:
Surrender benefits	(15,434,421)	(1,230,704)	(392,973)	(1,526,361)	(993,667)
Death benefits	(883,844)	(272,704)	(89,775)	(631,137)	(159,794)
Increase (decrease) from contract transactions	(22,728,108)	904,249	(226,112)	4,704,636	1,865,415
Net assets at beginning of year	117,135,472	25,300,521	10,602,839	40,268,081	11,789,330
Net assets at end of year	$127,745,579	$33,853,655	$13,631,858	$56,639,473	$16,824,344

Accumulation unit activity
Units outstanding at beginning of year	86,650,501	9,299,895	4,243,045	18,719,802	4,595,462
Contract purchase payments	699,027	1,159,302	211,589	1,978,468	673,638
Net transfers(1)	(4,643,598)	(410,878)	(115,771)	692,482	333,985
Transfers for policy loans	4,367	(508)	(2,208)	3,032	(30)
Contract charges	(71,447)	(2,565)	(1,433)	(4,513)	(1,446)
Contract terminations:
Surrender benefits	(9,730,687)	(382,634)	(139,455)	(620,559)	(318,404)
Death benefits	(547,728)	(86,326)	(30,373)	(268,869)	(55,204)
Units outstanding at end of year	72,360,435	9,576,286	4,165,394	20,499,843	5,228,001

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	229

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(236,486)	$115,277	$(451,787)	$(346,664)	$(55,038)
Net realized gain (loss) on sales of investments	469,479	31,308	994,864	1,746,892	77,669
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,285,979	452,473	8,738,596	7,300,065	535,749
Net increase (decrease) in net assets resulting from operations	4,518,972	599,058	9,281,673	8,700,293	558,380

Contract transactions
Contract purchase payments	2,842,534	1,378,127	3,119,948	524,274	2,167,158
Net transfers(1)	205,500	2,355,793	960,867	2,900,741	2,907,024
Transfers for policy loans	(1,713)	2,745	(43)	(5,355)	(14,229)
Adjustments to net assets allocated to contracts in payment period	(3,163)	—	—	(3,240)	—
Contract charges	(4,301)	(780)	(8,565)	(22,611)	(5,979)
Contract terminations:
Surrender benefits	(952,524)	(345,386)	(2,152,806)	(4,185,699)	(1,958,507)
Death benefits	(143,454)	(215,355)	(310,932)	(445,624)	(263,661)
Increase (decrease) from contract transactions	1,942,879	3,175,144	1,608,469	(1,237,514)	2,831,806
Net assets at beginning of year	17,678,231	7,493,344	34,904,932	32,900,750	22,852,710
Net assets at end of year	$24,140,082	$11,267,546	$45,795,074	$40,363,529	$26,242,896

Accumulation unit activity
Units outstanding at beginning of year	9,201,563	7,077,080	14,994,364	12,855,538	23,286,564
Contract purchase payments	1,284,865	1,226,647	1,146,921	180,339	2,192,093
Net transfers(1)	77,375	2,100,088	344,421	956,513	2,909,892
Transfers for policy loans	(767)	2,487	(29)	(2,181)	(14,382)
Contract charges	(1,971)	(709)	(3,160)	(7,618)	(5,970)
Contract terminations:
Surrender benefits	(437,463)	(311,037)	(806,100)	(1,399,515)	(1,963,461)
Death benefits	(68,037)	(191,786)	(121,209)	(145,650)	(263,130)
Units outstanding at end of year	10,055,565	9,902,770	15,555,208	12,437,426	26,141,606

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(231,839)	$(46,804)	$352,942	$4,363,547	$(3,358,514)
Net realized gain (loss) on sales of investments	766,095	(531,614)	(119,438)	(741,535)	7,794,005
Distributions from capital gains	—	945,561	—	—	50,413,609
Net change in unrealized appreciation or depreciation of investments	6,099,783	5,797,618	1,472,994	4,292,625	57,197,770
Net increase (decrease) in net assets resulting from operations	6,634,039	6,164,761	1,706,498	7,914,637	112,046,870

Contract transactions
Contract purchase payments	1,506,941	1,792,321	380,649	769,094	20,018,519
Net transfers(1)	(88,930)	(1,874,574)	(11,840)	(23,893,884)	(19,152,895)
Transfers for policy loans	(1,917)	(6,894)	(97)	31,358	43,518
Adjustments to net assets allocated to contracts in payment period	—	—	(1,662)	49,457	(97,095)
Contract charges	(5,297)	(5,928)	(6,167)	(96,315)	(211,350)
Contract terminations:
Surrender benefits	(724,664)	(951,580)	(1,230,436)	(15,073,287)	(40,404,676)
Death benefits	(310,976)	(514,496)	(432,014)	(2,198,768)	(4,587,271)
Increase (decrease) from contract transactions	375,157	(1,561,151)	(1,301,567)	(40,412,345)	(44,391,250)
Net assets at beginning of year	16,427,129	25,304,732	13,347,843	142,449,062	388,930,520
Net assets at end of year	$23,436,325	$29,908,342	$13,752,774	$109,951,354	$456,586,140

Accumulation unit activity
Units outstanding at beginning of year	7,828,696	19,459,464	14,302,459	103,408,237	190,555,430
Contract purchase payments	563,926	1,221,359	374,594	540,258	8,408,974
Net transfers(1)	(29,652)	(1,263,179)	(16,699)	(16,690,436)	(7,924,509)
Transfers for policy loans	(739)	(4,600)	(21)	22,561	19,025
Contract charges	(1,994)	(4,095)	(6,071)	(67,227)	(88,112)
Contract terminations:
Surrender benefits	(272,479)	(652,883)	(1,210,049)	(10,491,975)	(16,751,077)
Death benefits	(131,617)	(366,173)	(433,286)	(1,556,532)	(1,924,229)
Units outstanding at end of year	7,956,141	18,389,893	13,010,927	75,164,886	172,295,502

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	231

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$1,012,991	$2,334,721	$(48,803)	$(960,953)	$82,858
Net realized gain (loss) on sales of investments	1,289,573	3,663,868	1,134,173	681,304	193,485
Distributions from capital gains	3,264,083	7,994,364	8,016,429	41,064,934	390,433
Net change in unrealized appreciation or depreciation of investments	3,987,356	8,498,317	5,102,691	30,168,015	1,838,062
Net increase (decrease) in net assets resulting from operations	9,554,003	22,491,270	14,204,490	70,953,300	2,504,838

Contract transactions
Contract purchase payments	233,999	683,981	467,618	11,050,527	109,378
Net transfers(1)	(956,049)	(2,760,082)	(3,717,437)	(14,837,180)	(288,078)
Transfers for policy loans	(4,699)	7,613	29,473	24,037	10,531
Adjustments to net assets allocated to contracts in payment period	(36,348)	(31,113)	(158,783)	(105,169)	(10,637)
Contract charges	(13,717)	(70,286)	(23,750)	(271,752)	(3,607)
Contract terminations:
Surrender benefits	(4,042,143)	(10,131,506)	(6,745,016)	(34,623,398)	(913,480)
Death benefits	(458,127)	(1,146,721)	(601,356)	(3,718,521)	(87,387)
Increase (decrease) from contract transactions	(5,277,084)	(13,448,114)	(10,749,251)	(42,481,456)	(1,183,280)
Net assets at beginning of year	35,296,968	84,454,960	66,853,308	335,038,235	9,867,781
Net assets at end of year	$39,573,887	$93,498,116	$70,308,547	$363,510,079	$11,189,339

Accumulation unit activity
Units outstanding at beginning of year	16,689,655	36,966,348	10,955,368	109,797,081	6,601,060
Contract purchase payments	95,783	261,990	67,366	3,489,953	64,485
Net transfers(1)	(391,413)	(1,080,545)	(540,264)	(4,132,592)	(166,873)
Transfers for policy loans	(1,398)	3,001	4,265	4,094	6,109
Contract charges	(5,667)	(26,990)	(3,445)	(74,421)	(2,138)
Contract terminations:
Surrender benefits	(1,670,833)	(3,890,163)	(976,871)	(9,928,328)	(537,684)
Death benefits	(186,444)	(441,811)	(87,570)	(1,177,534)	(52,615)
Units outstanding at end of year	14,529,683	31,791,830	9,418,849	97,978,253	5,912,344

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$268,954	$3,408,335	$1,425,564	$2,524,109	$749,882
Net realized gain (loss) on sales of investments	1,529,752	15,788	(935,182)	(103,925)	461,820
Distributions from capital gains	1,822,292	1,148,354	1,675,632	953,868	8,514,965
Net change in unrealized appreciation or depreciation of investments	7,673,431	7,890,765	13,358,454	4,505,507	7,295,493
Net increase (decrease) in net assets resulting from operations	11,294,429	12,463,242	15,524,468	7,879,559	17,022,160

Contract transactions
Contract purchase payments	563,476	8,878,228	899,196	4,256,488	2,622,932
Net transfers(1)	(2,287,785)	26,447,162	(1,968,677)	3,588,460	(3,967,609)
Transfers for policy loans	21,667	(5,636)	40,246	(12,013)	26,458
Adjustments to net assets allocated to contracts in payment period	13,365	(42,517)	(61,100)	(26,166)	47,603
Contract charges	(33,833)	(49,325)	(61,948)	(24,917)	(48,489)
Contract terminations:
Surrender benefits	(5,442,188)	(11,379,559)	(9,260,211)	(4,737,315)	(8,475,831)
Death benefits	(473,998)	(1,839,031)	(1,028,497)	(1,067,638)	(1,336,126)
Increase (decrease) from contract transactions	(7,639,296)	22,009,322	(11,440,991)	1,976,899	(11,131,062)
Net assets at beginning of year	45,831,388	125,044,735	76,097,377	52,750,436	83,956,800
Net assets at end of year	$49,486,521	$159,517,299	$80,180,854	$62,606,894	$89,847,898

Accumulation unit activity
Units outstanding at beginning of year	28,283,691	116,492,414	36,255,849	44,619,762	44,892,039
Contract purchase payments	317,921	7,798,208	398,754	3,284,227	1,284,173
Net transfers(1)	(1,225,667)	23,101,714	(710,597)	2,757,748	(1,933,011)
Transfers for policy loans	10,579	(4,357)	12,246	(9,360)	12,104
Contract charges	(18,012)	(43,260)	(24,207)	(19,292)	(22,669)
Contract terminations:
Surrender benefits	(2,956,670)	(9,959,842)	(4,009,309)	(3,648,235)	(4,028,837)
Death benefits	(264,591)	(1,618,045)	(463,929)	(834,690)	(676,298)
Units outstanding at end of year	24,147,251	135,766,832	31,458,807	46,150,160	39,527,501

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	233

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$125,750	$(113,719)	$97,477	$(20,175)	$368,041
Net realized gain (loss) on sales of investments	(1,542,939)	773,476	(41,697)	(25,044)	3,158,886
Distributions from capital gains	19,792,140	4,463,050	—	121,967	3,858,302
Net change in unrealized appreciation or depreciation of investments	7,950,440	27,289,166	351,645	1,149,998	16,386,962
Net increase (decrease) in net assets resulting from operations	26,325,391	32,411,973	407,425	1,226,746	23,772,191

Contract transactions
Contract purchase payments	5,115,922	798,092	863,299	47,616	663,085
Net transfers(1)	(1,633,381)	(5,077,484)	(38,629)	(133,650)	(5,370,019)
Transfers for policy loans	(1,381)	22,074	—	5,786	8,921
Adjustments to net assets allocated to contracts in payment period	33,780	(32,884)	(279)	(2,653)	(75,555)
Contract charges	(60,839)	(121,510)	(2,052)	(1,950)	(160,782)
Contract terminations:
Surrender benefits	(9,920,262)	(12,544,846)	(178,417)	(440,909)	(12,531,723)
Death benefits	(1,149,046)	(1,714,318)	(155,945)	(70,845)	(1,281,079)
Increase (decrease) from contract transactions	(7,615,207)	(18,670,876)	487,977	(596,605)	(18,747,152)
Net assets at beginning of year	107,885,609	112,625,005	5,394,323	5,327,210	105,192,151
Net assets at end of year	$126,595,793	$126,366,102	$6,289,725	$5,957,351	$110,217,190

Accumulation unit activity
Units outstanding at beginning of year	34,466,032	26,237,327	6,232,928	1,609,777	47,779,115
Contract purchase payments	1,598,187	161,820	950,486	12,600	262,137
Net transfers(1)	(316,287)	(1,001,199)	(45,119)	(31,676)	(2,135,708)
Transfers for policy loans	(2,487)	4,740	—	1,509	3,701
Contract charges	(16,227)	(24,088)	(2,253)	(518)	(63,805)
Contract terminations:
Surrender benefits	(2,760,089)	(2,457,547)	(194,295)	(116,804)	(5,005,200)
Death benefits	(302,413)	(347,624)	(172,562)	(18,620)	(517,854)
Units outstanding at end of year	32,666,716	22,573,429	6,769,185	1,456,268	40,322,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(448,729)	$5,711,127	$(6,253)	$(913,009)	$(105,546)
Net realized gain (loss) on sales of investments	1,798,066	(2,044,428)	(29,663)	(65,421)	574,621
Distributions from capital gains	18,861,844	—	492,471	8,709,257	1,789,710
Net change in unrealized appreciation or depreciation of investments	13,512,547	17,611,558	359,055	12,340,520	1,550,293
Net increase (decrease) in net assets resulting from operations	33,723,728	21,278,257	815,610	20,071,347	3,809,078

Contract transactions
Contract purchase payments	4,862,662	3,377,274	30,882	3,669,781	94,207
Net transfers(1)	(940,712)	(9,552,932)	(46,913)	(5,463,554)	(489,372)
Transfers for policy loans	(6,984)	95,171	807	363	26,134
Adjustments to net assets allocated to contracts in payment period	(3,558)	152,983	—	(8,791)	(2,074)
Contract charges	(65,087)	(246,986)	(1,482)	(43,004)	(5,883)
Contract terminations:
Surrender benefits	(11,550,871)	(26,169,022)	(458,338)	(7,640,168)	(1,188,406)
Death benefits	(1,292,280)	(3,671,728)	(36,874)	(941,535)	(91,153)
Increase (decrease) from contract transactions	(8,996,830)	(36,015,240)	(511,918)	(10,426,908)	(1,656,547)
Net assets at beginning of year	114,539,342	234,872,032	2,908,850	84,592,959	11,336,289
Net assets at end of year	$139,266,240	$220,135,049	$3,212,542	$94,237,398	$13,488,820

Accumulation unit activity
Units outstanding at beginning of year	52,504,772	149,770,120	2,955,644	35,518,289	6,121,245
Contract purchase payments	1,963,265	2,094,370	26,545	1,331,748	42,764
Net transfers(1)	(402,373)	(5,794,156)	(46,236)	(5,943,304)	(219,005)
Transfers for policy loans	(3,037)	56,807	689	1,023	11,752
Contract charges	(24,976)	(147,909)	(1,257)	(15,332)	(2,667)
Contract terminations:
Surrender benefits	(4,433,480)	(15,725,387)	(402,390)	1,172,534	(542,447)
Death benefits	(516,285)	(2,233,763)	(30,549)	(346,956)	(41,765)
Units outstanding at end of year	49,087,886	128,020,082	2,502,446	31,718,002	5,369,877

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	235

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(410,876)	$(413,694)	$889,484	$(223,356)	$465,935
Net realized gain (loss) on sales of investments	2,761,184	(762,038)	3,565,899	2,325,501	982,372
Distributions from capital gains	6,771,128	—	14,564,455	7,987,393	1,250,676
Net change in unrealized appreciation or depreciation of investments	4,957,297	6,124,842	5,180,457	6,534,507	2,429,370
Net increase (decrease) in net assets resulting from operations	14,078,733	4,949,110	24,200,295	16,624,045	5,128,353

Contract transactions
Contract purchase payments	260,326	2,327,638	831,142	530,874	179,615
Net transfers(1)	(2,374,575)	(2,240,049)	(4,150,213)	(1,753,125)	(836,355)
Transfers for policy loans	12,286	7,822	17,044	60,537	(2,448)
Adjustments to net assets allocated to contracts in payment period	(1,470)	(23,909)	25,640	(245,225)	(1,987)
Contract charges	(130,043)	(14,193)	(222,703)	(42,582)	(16,142)
Contract terminations:
Surrender benefits	(5,155,148)	(2,996,097)	(13,515,962)	(5,554,486)	(2,639,592)
Death benefits	(540,705)	(640,969)	(1,930,814)	(1,265,171)	(314,880)
Increase (decrease) from contract transactions	(7,929,329)	(3,579,757)	(18,945,866)	(8,269,178)	(3,631,789)
Net assets at beginning of year	42,680,833	37,768,116	108,556,040	63,496,049	23,127,489
Net assets at end of year	$48,830,237	$39,137,469	$113,810,469	$71,850,916	$24,624,053

Accumulation unit activity
Units outstanding at beginning of year	23,543,322	34,792,291	50,584,292	20,442,841	12,965,379
Contract purchase payments	120,104	2,004,045	346,875	149,852	88,783
Net transfers(1)	(1,076,555)	(1,938,181)	(1,682,072)	(488,823)	(444,911)
Transfers for policy loans	5,663	6,826	7,968	17,203	(1,217)
Contract charges	(59,699)	(12,106)	(89,941)	(12,004)	(7,963)
Contract terminations:
Surrender benefits	(2,365,045)	(2,557,683)	(5,593,936)	(1,564,360)	(1,306,039)
Death benefits	(252,269)	(571,128)	(816,187)	(346,595)	(157,954)
Units outstanding at end of year	19,915,521	31,724,064	42,756,999	18,198,114	11,136,078

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$224,599	$(378,321)	$195,368	$(161,250)	$(110,901)
Net realized gain (loss) on sales of investments	700,065	(260,909)	2,339,645	478,181	288,390
Distributions from capital gains	758,899	1,021,722	3,538,698	2,769,235	1,780,515
Net change in unrealized appreciation or depreciation of investments	1,441,324	10,662,567	7,365,769	2,205,125	1,351,725
Net increase (decrease) in net assets resulting from operations	3,124,887	11,045,059	13,439,480	5,291,291	3,309,729

Contract transactions
Contract purchase payments	154,462	516,922	631,308	143,105	115,875
Net transfers(1)	(1,051,694)	(2,432,966)	(3,753,096)	(1,288,277)	(351,624)
Transfers for policy loans	1,724	7,160	13,323	(2,078)	5,995
Adjustments to net assets allocated to contracts in payment period	(3,961)	(13,354)	(15,511)	(29,507)	—
Contract charges	(9,349)	(25,462)	(49,143)	(10,264)	(7,803)
Contract terminations:
Surrender benefits	(2,471,749)	(4,620,304)	(6,662,679)	(1,668,085)	(1,393,735)
Death benefits	(358,960)	(429,609)	(781,506)	(146,865)	(96,586)
Increase (decrease) from contract transactions	(3,739,527)	(6,997,613)	(10,617,304)	(3,001,971)	(1,727,878)
Net assets at beginning of year	14,808,504	39,353,533	53,415,189	16,831,514	10,518,227
Net assets at end of year	$14,193,864	$43,400,979	$56,237,365	$19,120,834	$12,100,078

Accumulation unit activity
Units outstanding at beginning of year	8,526,807	17,734,750	33,586,261	10,331,609	6,622,543
Contract purchase payments	79,123	208,494	345,092	72,024	60,508
Net transfers(1)	(550,962)	(965,649)	(2,047,453)	(646,463)	(182,561)
Transfers for policy loans	863	3,393	7,947	(1,025)	3,135
Contract charges	(4,775)	(10,266)	(27,257)	(5,212)	(4,027)
Contract terminations:
Surrender benefits	(1,261,442)	(1,846,751)	(3,653,532)	(847,326)	(711,623)
Death benefits	(179,976)	(173,095)	(420,682)	(83,523)	(51,231)
Units outstanding at end of year	6,609,638	14,950,876	27,790,376	8,820,084	5,736,744

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	237

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(204,174)	$163,925	$373,828	$(131,870)	$843,225
Net realized gain (loss) on sales of investments	1,378,697	(387,963)	192,878	975,087	(39,559)
Distributions from capital gains	2,015,564	622,343	1,211,476	1,067,999	—
Net change in unrealized appreciation or depreciation of investments	3,805,621	2,452,896	7,189,369	2,885,880	2,677,494
Net increase (decrease) in net assets resulting from operations	6,995,708	2,851,201	8,967,551	4,797,096	3,481,160

Contract transactions
Contract purchase payments	191,269	752,650	10,883,595	130,447	2,747,224
Net transfers(1)	(751,578)	(542,960)	18,645,938	(296,629)	5,436,152
Transfers for policy loans	2,442	(2,640)	(10,917)	2,308	1,727
Adjustments to net assets allocated to contracts in payment period	4,253	(81,160)	8,481	(7,824)	(5,191)
Contract charges	(29,617)	(6,211)	(16,894)	(6,625)	(13,353)
Contract terminations:
Surrender benefits	(2,436,312)	(1,303,970)	(1,807,756)	(1,748,977)	(4,035,591)
Death benefits	(201,178)	(224,656)	(256,469)	(157,740)	(498,428)
Increase (decrease) from contract transactions	(3,220,721)	(1,408,947)	27,445,978	(2,085,040)	3,632,540
Net assets at beginning of year	21,263,792	14,603,826	31,839,429	14,620,727	41,906,651
Net assets at end of year	$25,038,779	$16,046,080	$68,252,958	$17,332,783	$49,020,351

Accumulation unit activity
Units outstanding at beginning of year	12,085,092	13,310,240	32,122,826	8,645,766	41,077,354
Contract purchase payments	88,699	623,119	9,814,305	63,243	2,549,134
Net transfers(1)	(351,373)	(465,306)	16,892,402	(137,320)	5,025,045
Transfers for policy loans	1,121	(2,251)	(9,587)	1,443	1,593
Contract charges	(13,995)	(5,148)	(15,299)	(3,198)	(12,435)
Contract terminations:
Surrender benefits	(1,161,538)	(1,081,442)	(1,617,673)	(846,806)	(3,749,744)
Death benefits	(98,449)	(192,689)	(238,264)	(78,509)	(466,065)
Units outstanding at end of year	10,549,557	12,186,523	56,948,710	7,644,619	44,424,882

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(221,007)	$195,806	$(326,661)	$(211,410)	$(344,323)
Net realized gain (loss) on sales of investments	2,077,118	(668,096)	2,176,519	43,884	1,670,038
Distributions from capital gains	1,922,558	—	5,104,724	27,936	4,828,435
Net change in unrealized appreciation or depreciation of investments	5,537,878	5,083,409	6,795,542	3,247,692	13,398,468
Net increase (decrease) in net assets resulting from operations	9,316,547	4,611,119	13,750,124	3,108,102	19,552,618

Contract transactions
Contract purchase payments	219,021	268,868	2,544,911	729,449	448,676
Net transfers(1)	(228,692)	(1,108,720)	(1,231,020)	(395,422)	395,904
Transfers for policy loans	5,142	6,069	3,339	4,060	10,427
Adjustments to net assets allocated to contracts in payment period	(86,647)	(8,813)	14,952	—	(69,752)
Contract charges	(11,853)	(11,292)	(60,060)	(8,296)	(33,965)
Contract terminations:
Surrender benefits	(2,930,729)	(2,106,583)	(5,280,425)	(1,312,132)	(7,200,820)
Death benefits	(361,571)	(165,368)	(319,854)	(141,206)	(755,659)
Increase (decrease) from contract transactions	(3,395,329)	(3,125,839)	(4,328,157)	(1,123,547)	(7,205,189)
Net assets at beginning of year	22,441,044	19,487,255	42,066,669	19,245,288	53,770,033
Net assets at end of year	$28,362,262	$20,972,535	$51,488,636	$21,229,843	$66,117,462

Accumulation unit activity
Units outstanding at beginning of year	15,070,042	15,915,396	21,976,193	15,222,283	41,338,981
Contract purchase payments	117,547	197,388	1,107,373	524,698	286,922
Net transfers(1)	(95,796)	(790,135)	(521,547)	(283,962)	189,161
Transfers for policy loans	3,013	4,953	1,716	2,899	6,685
Contract charges	(6,217)	(8,274)	(26,343)	(5,954)	(21,558)
Contract terminations:
Surrender benefits	(1,589,925)	(1,534,559)	(2,271,139)	(944,009)	(4,554,741)
Death benefits	(196,597)	(120,739)	(142,456)	(103,615)	(468,471)
Units outstanding at end of year	13,302,067	13,664,030	20,123,797	14,412,340	36,776,979

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	239

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(295,892)	$4,627,847	$(548,730)	$479,559	$(87,340)
Net realized gain (loss) on sales of investments	826,908	4,664,441	765,714	884,591	403,564
Distributions from capital gains	6,788,324	491,272	8,130,098	1,393,301	447,172
Net change in unrealized appreciation or depreciation of investments	3,995,868	24,491,774	7,336,155	1,732,463	1,852,742
Net increase (decrease) in net assets resulting from operations	11,315,208	34,275,334	15,683,237	4,489,914	2,616,138

Contract transactions
Contract purchase payments	229,777	5,495,835	4,391,325	273,275	106,087
Net transfers(1)	452,348	75,628	4,114,438	(1,534,088)	(602,367)
Transfers for policy loans	13,866	37,526	(9,389)	(10,997)	369
Adjustments to net assets allocated to contracts in payment period	9,539	(20,171)	(8,034)	(4,789)	(132)
Contract charges	(23,437)	(94,512)	(26,555)	(23,902)	(14,301)
Contract terminations:
Surrender benefits	(3,426,369)	(17,578,666)	(4,770,078)	(3,856,306)	(1,706,241)
Death benefits	(521,854)	(3,657,758)	(482,870)	(355,019)	(64,257)
Increase (decrease) from contract transactions	(3,266,130)	(15,742,118)	3,208,837	(5,511,826)	(2,280,842)
Net assets at beginning of year	29,201,205	151,014,970	39,637,381	27,834,034	10,776,558
Net assets at end of year	$37,250,283	$169,548,186	$58,529,455	$26,812,122	$11,111,854

Accumulation unit activity
Units outstanding at beginning of year	12,559,626	51,316,915	17,284,369	20,200,107	9,711,952
Contract purchase payments	79,078	1,638,904	1,468,235	176,861	84,478
Net transfers(1)	156,654	104,702	1,448,989	(997,508)	(472,455)
Transfers for policy loans	4,929	9,821	(2,865)	(6,964)	337
Contract charges	(8,080)	(27,400)	(8,769)	(15,442)	(11,246)
Contract terminations:
Surrender benefits	(1,178,476)	(5,205,102)	(1,557,362)	(2,486,428)	(1,337,870)
Death benefits	(185,787)	(1,086,955)	(162,206)	(234,526)	(51,489)
Units outstanding at end of year	11,427,944	46,750,885	18,470,391	16,636,100	7,923,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$(77,696)	$(35,012)	$1,237,225	$51,037	$663,697
Net realized gain (loss) on sales of investments	213,608	(11,309)	(483,614)	5,838	(5,753)
Distributions from capital gains	603,948	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,504,244	548,506	6,219,903	657,372	1,612,147
Net increase (decrease) in net assets resulting from operations	2,244,104	502,185	6,973,514	714,247	2,270,091

Contract transactions
Contract purchase payments	1,214,313	403,413	1,006,501	261,744	4,037,681
Net transfers(1)	641,920	(47,773)	(3,413,798)	147,103	10,080,471
Transfers for policy loans	11,167	(632)	20,470	1,314	(5,015)
Adjustments to net assets allocated to contracts in payment period	—	—	52,929	3,160	—
Contract charges	(4,271)	(1,427)	(68,519)	(1,394)	(11,000)
Contract terminations:
Surrender benefits	(525,468)	(108,951)	(7,377,681)	(325,441)	(2,383,698)
Death benefits	(343,853)	(47,713)	(1,351,364)	(55,156)	(1,130,908)
Increase (decrease) from contract transactions	993,808	196,917	(11,131,462)	31,330	10,587,531
Net assets at beginning of year	8,768,116	3,586,425	70,330,570	4,552,922	30,434,688
Net assets at end of year	$12,006,028	$4,285,527	$66,172,622	$5,298,499	$43,292,310

Accumulation unit activity
Units outstanding at beginning of year	4,186,669	4,045,003	46,371,945	4,395,447	29,874,494
Contract purchase payments	514,048	417,874	639,348	228,267	3,784,272
Net transfers(1)	286,729	(57,314)	(2,151,467)	126,951	9,297,606
Transfers for policy loans	4,702	(663)	12,983	1,155	(4,493)
Contract charges	(1,808)	(1,510)	(42,620)	(1,234)	(10,283)
Contract terminations:
Surrender benefits	(225,103)	(114,254)	(4,576,628)	(286,200)	(2,229,687)
Death benefits	(175,113)	(49,466)	(925,791)	(49,500)	(1,064,439)
Units outstanding at end of year	4,590,124	4,239,670	39,327,770	4,414,886	39,647,470

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	241

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(196,862)	$65,394	$(400,718)	$(121,477)	$(97,843)
Net realized gain (loss) on sales of investments	(201,868)	51,439	2,177,591	1,140,412	73,351
Distributions from capital gains	1,106,658	21,033	9,643,995	4,322,056	1,056,731
Net change in unrealized appreciation or depreciation of investments	5,102,761	2,330,403	8,791,055	3,513,778	945,071
Net increase (decrease) in net assets resulting from operations	5,810,689	2,468,269	20,211,923	8,854,769	1,977,310

Contract transactions
Contract purchase payments	195,805	123,787	441,921	251,561	128,573
Net transfers(1)	(1,935,567)	(709,651)	(1,685,208)	(436,127)	(402,569)
Transfers for policy loans	11,362	35,104	52,386	(12,754)	15,193
Adjustments to net assets allocated to contracts in payment period	1,852	833	(48,761)	8,059	(9,172)
Contract charges	(16,819)	(7,636)	(41,660)	(19,139)	(4,497)
Contract terminations:
Surrender benefits	(2,532,350)	(1,147,794)	(4,963,316)	(2,477,741)	(1,131,302)
Death benefits	(322,894)	(91,939)	(865,623)	(152,692)	(143,455)
Increase (decrease) from contract transactions	(4,598,611)	(1,797,296)	(7,110,261)	(2,838,833)	(1,547,229)
Net assets at beginning of year	22,464,995	10,945,737	60,058,812	26,028,826	11,343,337
Net assets at end of year	$23,677,073	$11,616,710	$73,160,474	$32,044,762	$11,773,418

Accumulation unit activity
Units outstanding at beginning of year	8,767,014	7,342,240	18,846,164	10,469,712	2,779,118
Contract purchase payments	68,841	73,068	115,799	84,543	28,534
Net transfers(1)	(678,643)	(424,404)	(437,239)	(141,311)	(91,948)
Transfers for policy loans	3,956	20,967	14,000	(3,696)	3,413
Contract charges	(5,954)	(4,528)	(10,872)	(6,395)	(1,009)
Contract terminations:
Surrender benefits	(890,268)	(678,702)	(1,295,783)	(822,371)	(254,201)
Death benefits	(115,517)	(54,704)	(227,559)	(50,845)	(32,524)
Units outstanding at end of year	7,149,429	6,273,937	17,004,510	9,529,637	2,431,383

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$2,258,061	$(63,852)	$(167,362)	$(10,100,893)	$(5,747,960)
Net realized gain (loss) on sales of investments	(423,461)	(130,564)	79,354	62,348,145	63,873,181
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,505,645)	1,416,558	5,098,257	138,307,180	58,371,754
Net increase (decrease) in net assets resulting from operations	328,955	1,222,142	5,010,249	190,554,432	116,496,975

Contract transactions
Contract purchase payments	1,694,578	105,287	3,383,810	27,905,740	6,103,246
Net transfers(1)	(544,823)	(739,235)	(75,277)	(85,290,010)	(37,527,818)
Transfers for policy loans	(14,724)	6,625	2,820	(73,321)	(15,410)
Adjustments to net assets allocated to contracts in payment period	—	(16,521)	5	(193,514)	—
Contract charges	(10,265)	(4,725)	(5,556)	(7,294,139)	(3,135,037)
Contract terminations:
Surrender benefits	(2,770,903)	(1,244,082)	(910,217)	(66,989,844)	(88,025,019)
Death benefits	(685,505)	(121,754)	(167,331)	(8,526,894)	(2,474,139)
Increase (decrease) from contract transactions	(2,331,642)	(2,014,405)	2,228,254	(140,461,982)	(125,074,177)
Net assets at beginning of year	36,360,511	11,380,653	12,411,037	983,659,658	609,396,555
Net assets at end of year	$34,357,824	$10,588,390	$19,649,540	$1,033,752,108	$600,819,353

Accumulation unit activity
Units outstanding at beginning of year	37,431,186	3,675,974	17,187,511	589,593,461	364,027,587
Contract purchase payments	1,726,502	32,068	3,953,456	15,045,237	3,263,928
Net transfers(1)	(567,025)	(231,057)	(2,799)	(45,538,250)	(19,834,371)
Transfers for policy loans	(14,904)	2,242	3,639	(40,968)	(6,222)
Contract charges	(10,416)	(1,445)	(6,651)	(3,905,417)	(1,674,546)
Contract terminations:
Surrender benefits	(2,800,829)	(376,555)	(1,078,730)	(35,797,249)	(46,819,264)
Death benefits	(699,169)	(38,297)	(198,011)	(4,575,275)	(1,327,745)
Units outstanding at end of year	35,065,345	3,062,930	19,858,415	514,781,539	297,629,367

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	243

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(187,441)	$(4,328,534)	$(4,316,300)	$(1,390,709)	$(1,208,651)
Net realized gain (loss) on sales of investments	(2,034,994)	10,915,841	19,489,054	207,618	288,034
Distributions from capital gains	2,436,931	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,769,878	30,709,319	25,907,320	19,091,039	18,690,035
Net increase (decrease) in net assets resulting from operations	8,984,374	37,296,626	41,080,074	17,907,948	17,769,418

Contract transactions
Contract purchase payments	2,988,225	18,747,940	980,377	34,194,997	59,361,577
Net transfers(1)	(2,557,972)	74,999,267	41,878,039	38,413,178	26,041,417
Transfers for policy loans	(2,797)	(43,472)	(29,363)	1,261	—
Adjustments to net assets allocated to contracts in payment period	(1,324)	(82,480)	—	—	308,993
Contract charges	(12,766)	(2,828,530)	(2,643,951)	(1,596,281)	(1,139,846)
Contract terminations:
Surrender benefits	(1,617,931)	(49,267,555)	(72,379,833)	(3,397,461)	(2,727,123)
Death benefits	(299,502)	(13,059,276)	(16,618,442)	(598,670)	(655,498)
Increase (decrease) from contract transactions	(1,504,067)	28,465,894	(48,813,173)	67,017,024	81,189,520
Net assets at beginning of year	32,752,756	387,056,518	446,020,617	92,980,353	72,134,759
Net assets at end of year	$40,233,063	$452,819,038	$438,287,518	$177,905,325	$171,093,697

Accumulation unit activity
Units outstanding at beginning of year	22,756,377	313,974,267	359,816,381	95,804,308	72,407,966
Contract purchase payments	1,811,407	14,206,799	750,497	32,314,615	54,205,698
Net transfers(1)	(1,572,886)	56,360,313	31,455,174	36,650,586	23,803,713
Transfers for policy loans	(1,238)	(33,054)	(20,748)	1,141	—
Contract charges	(7,854)	(2,147,236)	(2,007,441)	(1,502,737)	(1,031,773)
Contract terminations:
Surrender benefits	(1,002,269)	(37,632,075)	(54,890,422)	(3,202,295)	(2,478,780)
Death benefits	(184,139)	(10,148,299)	(12,707,146)	(565,571)	(582,292)
Units outstanding at end of year	21,799,398	334,580,715	322,396,295	159,500,047	146,324,532

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(4,514,964)	$(13,032,704)	$(99,981,949)	$(136,084,629)	$(67,478,690)
Net realized gain (loss) on sales of investments	4,816,082	11,722,233	103,822,423	162,234,391	154,517,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,487,955	152,589,543	1,559,840,189	1,828,736,377	839,108,596
Net increase (decrease) in net assets resulting from operations	43,789,073	151,279,072	1,563,680,663	1,854,886,139	926,146,995

Contract transactions
Contract purchase payments	22,347,339	50,496,204	811,117,177	548,764,291	299,906,783
Net transfers(1)	111,650,561	79,709,510	(285,313,418)	(250,569,937)	185,184,157
Transfers for policy loans	2,988	(35,498)	(30,787)	(77,801)	19,003
Adjustments to net assets allocated to contracts in payment period	—	(96,395)	(183,714)	300,970	118,292
Contract charges	(5,686,087)	(15,737,245)	(126,985,571)	(176,193,177)	(58,818,448)
Contract terminations:
Surrender benefits	(34,538,874)	(49,796,375)	(393,242,279)	(515,962,734)	(527,135,791)
Death benefits	(3,111,858)	(13,534,506)	(38,727,292)	(79,878,168)	(81,319,548)
Increase (decrease) from contract transactions	90,664,069	51,005,695	(33,365,884)	(473,616,556)	(182,045,552)
Net assets at beginning of year	377,187,591	1,166,104,756	9,161,188,993	12,547,330,122	6,252,850,471
Net assets at end of year	$511,640,733	$1,368,389,523	$10,691,503,772	$13,928,599,705	$6,996,951,914

Accumulation unit activity
Units outstanding at beginning of year	352,073,356	1,045,271,928	7,690,166,452	10,282,670,322	4,279,588,931
Contract purchase payments	19,594,431	42,030,513	609,970,301	407,110,936	187,260,711
Net transfers(1)	97,291,836	65,524,483	(220,209,214)	(190,560,543)	115,836,364
Transfers for policy loans	2,490	(29,723)	(22,141)	(58,670)	16,186
Contract charges	(4,972,020)	(13,050,155)	(96,284,723)	(131,980,932)	(36,781,208)
Contract terminations:
Surrender benefits	(30,275,159)	(41,599,670)	(305,218,300)	(391,615,042)	(330,333,469)
Death benefits	(2,741,576)	(11,340,574)	(29,712,483)	(60,146,605)	(51,489,854)
Units outstanding at end of year	430,973,358	1,086,806,802	7,648,689,892	9,915,419,466	4,164,097,661

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	245

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(67,664,530)	$(32,149,980)	$(19,956,039)	$(12,640,106)	$(12,700,276)
Net realized gain (loss) on sales of investments	466,267,875	186,872,702	248,354,113	32,511,139	72,229,320
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	608,176,295	370,818,198	124,674,399	120,770,235	94,120,497
Net increase (decrease) in net assets resulting from operations	1,006,779,640	525,540,920	353,072,473	140,641,268	153,649,541

Contract transactions
Contract purchase payments	13,267,927	82,870,244	14,693,977	50,085,080	1,923,332
Net transfers(1)	(34,798,379)	(241,216,280)	(139,039,670)	84,534,551	29,542,054
Transfers for policy loans	280,640	108,351	270,116	47,115	44,022
Adjustments to net assets allocated to contracts in payment period	—	(291,740)	—	(111,053)	—
Contract charges	(48,052,065)	(24,467,292)	(10,857,362)	(8,046,306)	(7,551,370)
Contract terminations:
Surrender benefits	(864,644,772)	(234,252,960)	(362,233,938)	(100,572,171)	(158,701,945)
Death benefits	(94,744,474)	(22,908,315)	(13,940,390)	(29,654,282)	(36,414,677)
Increase (decrease) from contract transactions	(1,028,691,123)	(440,157,992)	(511,107,267)	(3,717,066)	(171,158,584)
Net assets at beginning of year	7,036,347,572	3,155,125,531	2,188,002,158	1,148,665,107	1,304,636,677
Net assets at end of year	$7,014,436,089	$3,240,508,459	$2,029,967,364	$1,285,589,309	$1,287,127,634

Accumulation unit activity
Units outstanding at beginning of year	4,786,697,083	2,013,547,844	1,388,678,433	857,276,495	966,530,813
Contract purchase payments	8,288,359	48,100,583	8,456,719	34,701,401	1,328,701
Net transfers(1)	(21,887,288)	(139,665,455)	(80,172,028)	57,848,811	20,035,204
Transfers for policy loans	172,888	64,514	154,388	33,734	30,026
Contract charges	(29,943,563)	(14,112,491)	(6,249,172)	(5,552,667)	(5,192,372)
Contract terminations:
Surrender benefits	(537,508,967)	(135,411,668)	(207,516,021)	(69,860,012)	(109,064,962)
Death benefits	(59,239,378)	(13,122,148)	(8,053,638)	(20,914,471)	(25,236,249)
Units outstanding at end of year	4,146,579,134	1,759,401,179	1,095,298,681	853,533,291	848,431,161

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$93,517	$(114,434)	$(221,586)	$(91,356)	$(71,620)
Net realized gain (loss) on sales of investments	3,790	445,288	2,783,964	133,867	90,190
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	512,709	1,806,903	2,858,824	1,366,262	1,049,057
Net increase (decrease) in net assets resulting from operations	610,016	2,137,757	5,421,202	1,408,773	1,067,627

Contract transactions
Contract purchase payments	1,022,495	473,882	136,663	1,396,610	655,979
Net transfers(1)	1,123,205	(440,629)	(1,546,803)	(33,105)	13,652
Transfers for policy loans	449	1,247	(4,630)	(437)	1,303
Adjustments to net assets allocated to contracts in payment period	—	—	(3,971)	—	—
Contract charges	(1,451)	(2,826)	(52,229)	(1,638)	(1,160)
Contract terminations:
Surrender benefits	(396,887)	(612,642)	(2,979,202)	(253,144)	(269,130)
Death benefits	(113,692)	(125,645)	(256,859)	(16,778)	(94,212)
Increase (decrease) from contract transactions	1,634,119	(706,613)	(4,707,031)	1,091,508	306,432
Net assets at beginning of year	8,352,842	8,796,258	23,145,851	6,889,884	5,753,939
Net assets at end of year	$10,596,977	$10,227,402	$23,860,022	$9,390,165	$7,127,998

Accumulation unit activity
Units outstanding at beginning of year	7,523,830	4,552,303	13,453,677	3,356,085	3,283,029
Contract purchase payments	869,402	215,423	69,430	598,579	333,953
Net transfers(1)	941,754	(188,994)	(777,983)	(14,769)	8,016
Transfers for policy loans	388	554	(2,086)	(178)	668
Contract charges	(1,265)	(1,271)	(26,482)	(697)	(591)
Contract terminations:
Surrender benefits	(341,258)	(275,135)	(1,505,479)	(109,018)	(137,294)
Death benefits	(98,766)	(58,683)	(132,964)	(7,334)	(50,109)
Units outstanding at end of year	8,894,085	4,244,197	11,078,113	3,822,668	3,437,672

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	247

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(565,348)	$(1,947,185)	$(22,420,297)	$(14,260,310)	$(173,026)
Net realized gain (loss) on sales of investments	4,930,008	1,136,823	3,571,635	3,102,548	(4,122,215)
Distributions from capital gains	—	—	—	—	15,537,036
Net change in unrealized appreciation or depreciation of investments	6,637,844	23,805,305	391,266,379	216,991,953	31,451,422
Net increase (decrease) in net assets resulting from operations	11,002,504	22,994,943	372,417,717	205,834,191	42,693,217

Contract transactions
Contract purchase payments	496,858	39,495,487	619,681,288	293,721,579	1,732,832
Net transfers(1)	(990,109)	82,891,906	349,000,749	199,675,579	(9,418,219)
Transfers for policy loans	22,384	(2,515)	(2,429)	6,050	59,024
Adjustments to net assets allocated to contracts in payment period	(40,645)	(11,375)	—	309,473	(58,471)
Contract charges	(130,401)	(2,092,762)	(26,136,874)	(16,322,568)	(157,366)
Contract terminations:
Surrender benefits	(7,085,045)	(6,370,739)	(59,952,262)	(33,542,489)	(19,662,719)
Death benefits	(750,885)	(719,693)	(9,041,135)	(6,109,831)	(1,667,630)
Increase (decrease) from contract transactions	(8,477,843)	113,190,309	873,549,337	437,737,793	(29,172,549)
Net assets at beginning of year	61,363,084	128,176,288	1,616,519,568	1,074,952,586	160,984,074
Net assets at end of year	$63,887,745	$264,361,540	$2,862,486,622	$1,718,524,570	$174,504,742

Accumulation unit activity
Units outstanding at beginning of year	22,960,816	119,444,348	1,403,048,953	965,849,737	60,391,044
Contract purchase payments	168,894	33,974,703	483,176,721	240,483,103	617,349
Net transfers(1)	(335,686)	71,292,866	275,310,194	165,894,153	(3,173,414)
Transfers for policy loans	7,165	(2,152)	(1,596)	5,651	15,311
Contract charges	(44,314)	(1,796,286)	(20,370,872)	(13,358,502)	(51,151)
Contract terminations:
Surrender benefits	(2,425,344)	(5,500,276)	(46,772,432)	(27,521,361)	(6,588,167)
Death benefits	(247,503)	(608,036)	(7,005,627)	(5,005,270)	(549,130)
Units outstanding at end of year	20,084,028	216,805,167	2,087,385,341	1,326,347,511	50,661,842

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(1,556,015)	$56,782	$843,853	$(322,496)	$(811,149)
Net realized gain (loss) on sales of investments	(8,642,320)	1,083,171	(3,123,209)	1,457,544	1,162,651
Distributions from capital gains	43,932,389	1,527,036	12,494,091	5,465,698	13,428,346
Net change in unrealized appreciation or depreciation of investments	30,693,484	1,518,956	(6,130,603)	6,039,488	3,019,890
Net increase (decrease) in net assets resulting from operations	64,427,538	4,185,945	4,084,132	12,640,234	16,799,738

Contract transactions
Contract purchase payments	2,067,249	142,334	346,001	1,030,512	3,851,485
Net transfers(1)	(10,954,306)	(690,362)	23,712	(3,055,715)	(1,577,219)
Transfers for policy loans	5,191	9,175	12,328	14,530	(8,976)
Adjustments to net assets allocated to contracts in payment period	(90,687)	(44,305)	36,670	(57,475)	17,907
Contract charges	(196,450)	(15,489)	(35,844)	(29,153)	(37,167)
Contract terminations:
Surrender benefits	(26,062,722)	(2,676,579)	(3,393,015)	(4,971,877)	(8,143,991)
Death benefits	(2,932,278)	(104,427)	(314,231)	(294,672)	(887,860)
Increase (decrease) from contract transactions	(38,164,003)	(3,379,653)	(3,324,379)	(7,363,850)	(6,785,821)
Net assets at beginning of year	227,464,026	22,592,665	29,639,888	44,290,068	72,560,660
Net assets at end of year	$253,727,561	$23,398,957	$30,399,641	$49,566,452	$82,574,577

Accumulation unit activity
Units outstanding at beginning of year	63,796,293	9,481,485	20,982,474	17,378,084	26,760,578
Contract purchase payments	527,245	53,909	236,575	352,333	1,228,995
Net transfers(1)	(2,560,310)	(241,703)	46,225	(1,047,890)	(481,149)
Transfers for policy loans	2,461	3,515	8,568	5,502	(4,078)
Contract charges	(46,409)	(6,020)	(25,249)	(9,444)	(11,620)
Contract terminations:
Surrender benefits	(6,361,598)	(1,021,095)	(2,249,315)	(1,659,184)	(2,585,764)
Death benefits	(715,491)	(39,928)	(216,517)	(98,366)	(290,798)
Units outstanding at end of year	54,642,191	8,230,163	18,782,761	14,921,035	24,616,164

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	249

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$429,495
Net realized gain (loss) on sales of investments	(52,524)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	777,342
Net increase (decrease) in net assets resulting from operations	1,154,313

Contract transactions
Contract purchase payments	778,163
Net transfers(1)	1,057,294
Transfers for policy loans	583
Adjustments to net assets allocated to contracts in payment period	(901)
Contract charges	(3,250)
Contract terminations:
Surrender benefits	(512,824)
Death benefits	(192,973)
Increase (decrease) from contract transactions	1,126,092
Net assets at beginning of year	8,870,412
Net assets at end of year	$11,150,817

Accumulation unit activity
Units outstanding at beginning of year	8,317,671
Contract purchase payments	668,004
Net transfers(1)	864,290
Transfers for policy loans	496
Contract charges	(2,799)
Contract terminations:
Surrender benefits	(440,082)
Death benefits	(167,258)
Units outstanding at end of year	9,240,322

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$39,468	$(71,576)	$(115,333)	$227,128	$(630,048)
Net realized gain (loss) on sales of investments	132,255	1,041,241	3,673,073	(368,519)	1,218,469
Distributions from capital gains	10,893	—	9,474,722	—	6,715,688
Net change in unrealized appreciation or depreciation of investments	(953,986)	(1,714,968)	(18,147,435)	(29,101,392)	(7,464,303)
Net increase (decrease) in net assets resulting from operations	(771,370)	(745,303)	(5,114,973)	(29,242,783)	(160,194)

Contract transactions
Contract purchase payments	2,502,585	95,933	664,085	1,560,898	7,335,606
Net transfers(1)	(976,505)	(1,238,979)	2,050,566	202,008	6,162,562
Transfers for policy loans	926	491	13,937	93,790	(5,503)
Adjustments to net assets allocated to contracts in payment period	—	(55,514)	34,923	(31,957)	(11,566)
Contract charges	(3,612)	(5,952)	(58,335)	(139,340)	(15,516)
Contract terminations:
Surrender benefits	(618,492)	(968,650)	(10,080,320)	(15,220,787)	(3,699,976)
Death benefits	(44,039)	(111,362)	(1,135,070)	(1,636,474)	(258,271)
Increase (decrease) from contract transactions	860,863	(2,284,033)	(8,510,214)	(15,171,862)	9,507,336
Net assets at beginning of year	8,840,985	8,645,425	87,981,300	136,442,182	49,952,143
Net assets at end of year	$8,930,478	$5,616,089	$74,356,113	$92,027,537	$59,299,285

Accumulation unit activity
Units outstanding at beginning of year	7,130,421	4,682,719	36,558,211	78,290,834	18,162,467
Contract purchase payments	2,088,688	52,265	274,011	1,044,269	2,450,779
Net transfers(1)	(803,069)	(710,438)	887,799	(14,310)	2,134,817
Transfers for policy loans	765	268	5,786	50,744	(1,885)
Contract charges	(3,014)	(3,271)	(23,860)	(79,278)	(5,340)
Contract terminations:
Surrender benefits	(507,629)	(527,128)	(4,117,147)	(9,282,052)	(1,295,321)
Death benefits	(36,111)	(61,716)	(469,041)	(998,201)	(88,259)
Units outstanding at end of year	7,870,051	3,432,699	33,115,759	69,012,006	21,357,258

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	251

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$275,855	$43,230	$64,107	$207,325	$(262,267)
Net realized gain (loss) on sales of investments	(1,188,588)	388,425	1,166,327	3,172,615	1,809,958
Distributions from capital gains	—	627,577	1,630,759	4,239,504	3,100,297
Net change in unrealized appreciation or depreciation of investments	(7,429,114)	(2,487,096)	(6,644,916)	(15,834,263)	(5,069,973)
Net increase (decrease) in net assets resulting from operations	(8,341,847)	(1,427,864)	(3,783,723)	(8,214,819)	(421,985)

Contract transactions
Contract purchase payments	1,987,569	88,216	226,191	639,277	311,301
Net transfers(1)	(3,798,077)	236,913	468,911	(4,969,432)	6,468,760
Transfers for policy loans	5,181	13,946	(258)	9,834	7,507
Adjustments to net assets allocated to contracts in payment period	4,127	(3,786)	(23,066)	(15,091)	30,079
Contract charges	(16,974)	(3,164)	(18,557)	(44,005)	(19,981)
Contract terminations:
Surrender benefits	(3,751,050)	(1,348,136)	(2,604,882)	(8,066,343)	(3,453,290)
Death benefits	(442,825)	(152,171)	(196,580)	(634,818)	(402,989)
Increase (decrease) from contract transactions	(6,012,049)	(1,168,182)	(2,148,241)	(13,080,578)	2,941,387
Net assets at beginning of year	46,484,687	10,080,509	25,479,644	71,937,429	29,024,018
Net assets at end of year	$32,130,791	$7,484,463	$19,547,680	$50,642,032	$31,543,420

Accumulation unit activity
Units outstanding at beginning of year	46,826,313	5,611,697	12,766,523	29,035,262	11,436,386
Contract purchase payments	2,136,260	49,147	113,294	252,128	113,260
Net transfers(1)	(4,105,419)	121,275	201,432	(2,044,256)	2,307,161
Transfers for policy loans	5,068	7,718	218	3,653	2,681
Contract charges	(18,469)	(1,787)	(9,479)	(17,956)	(7,264)
Contract terminations:
Surrender benefits	(4,002,165)	(750,832)	(1,321,811)	(3,232,569)	(1,245,191)
Death benefits	(488,677)	(85,980)	(99,122)	(261,845)	(140,925)
Units outstanding at end of year	40,352,911	4,951,238	11,651,055	23,734,417	12,466,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	BNY Mellon VIF Intl Eq, Serv	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$289,422	$1,078,238	$(170,035)	$2,294	$180,769
Net realized gain (loss) on sales of investments	2,514,934	11,038,468	27,109	173,792	352,857
Distributions from capital gains	2,304	12,556	3,414,155	—	1,819,378
Net change in unrealized appreciation or depreciation of investments	(6,050,802)	(30,833,355)	(10,090,429)	(1,021,029)	(2,994,880)
Net increase (decrease) in net assets resulting from operations	(3,244,142)	(18,704,093)	(6,819,200)	(844,943)	(641,876)

Contract transactions
Contract purchase payments	299,918	6,309,017	5,346,361	109,768	184,017
Net transfers(1)	(1,603,727)	(7,030,526)	(4,004,703)	(175,399)	272,908
Transfers for policy loans	15,056	(7,114)	18,432	1,500	36,006
Adjustments to net assets allocated to contracts in payment period	(16,826)	(17,816)	(37,006)	—	(6,705)
Contract charges	(10,039)	(113,940)	(34,014)	(2,520)	(15,306)
Contract terminations:
Surrender benefits	(4,289,779)	(22,005,681)	(5,970,842)	(721,590)	(2,014,726)
Death benefits	(397,216)	(2,792,783)	(1,260,803)	(56,920)	(229,447)
Increase (decrease) from contract transactions	(6,002,613)	(25,658,843)	(5,942,575)	(845,161)	(1,773,253)
Net assets at beginning of year	39,156,021	210,213,403	84,099,017	5,778,101	20,773,892
Net assets at end of year	$29,909,266	$165,850,467	$71,337,242	$4,087,997	$18,358,763

Accumulation unit activity
Units outstanding at beginning of year	11,134,604	81,490,278	62,869,050	4,103,427	11,496,101
Contract purchase payments	85,368	2,504,147	4,082,918	81,047	99,587
Net transfers(1)	(458,240)	(2,775,171)	(3,086,837)	(130,487)	147,787
Transfers for policy loans	4,224	(3,660)	13,730	1,105	19,846
Contract charges	(2,885)	(42,950)	(26,094)	(1,853)	(8,429)
Contract terminations:
Surrender benefits	(1,222,354)	(8,352,528)	(4,552,008)	(526,076)	(1,102,198)
Death benefits	(115,472)	(1,101,800)	(968,508)	(41,639)	(127,977)
Units outstanding at end of year	9,425,245	71,718,316	58,332,251	3,485,524	10,524,717

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	253

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(163,782)	$(4,886,711)	$(50,510)	$(1,001,047)	$(276,145)
Net realized gain (loss) on sales of investments	914,659	20,201,914	(96,956)	4,787,139	626,377
Distributions from capital gains	1,885,944	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,558,000)	(47,024,035)	(642,398)	(13,049,083)	(2,017,540)
Net increase (decrease) in net assets resulting from operations	78,821	(31,708,832)	(789,864)	(9,262,991)	(1,667,308)

Contract transactions
Contract purchase payments	189,307	30,747,478	580,752	6,073,337	3,769,301
Net transfers(1)	2,945,015	(8,630,637)	596,853	(7,109,064)	3,465,675
Transfers for policy loans	14,361	27,689	(373)	15,988	(19,010)
Adjustments to net assets allocated to contracts in payment period	—	(257,107)	—	71,633	—
Contract charges	(12,610)	(247,218)	(1,160)	(48,185)	(5,755)
Contract terminations:
Surrender benefits	(1,645,297)	(44,012,989)	(241,257)	(8,265,227)	(1,132,450)
Death benefits	(98,356)	(6,325,831)	(65,250)	(782,606)	(244,699)
Increase (decrease) from contract transactions	1,392,420	(28,698,615)	869,565	(10,044,124)	5,833,062
Net assets at beginning of year	14,872,794	485,154,312	4,411,701	102,614,090	21,197,268
Net assets at end of year	$16,344,035	$424,746,865	$4,491,402	$83,306,975	$25,363,022

Accumulation unit activity
Units outstanding at beginning of year	6,510,247	221,556,338	7,268,241	57,726,653	7,744,659
Contract purchase payments	73,200	14,973,657	980,116	3,451,224	1,314,666
Net transfers(1)	1,070,787	(4,066,741)	982,933	(4,003,888)	1,171,006
Transfers for policy loans	5,249	4,451	(627)	9,302	(5,962)
Contract charges	(4,823)	(113,576)	(1,995)	(27,263)	(2,106)
Contract terminations:
Surrender benefits	(631,540)	(20,436,567)	(406,389)	(4,614,973)	(399,184)
Death benefits	(38,080)	(2,888,543)	(112,727)	(446,869)	(88,559)
Units outstanding at end of year	6,985,040	209,029,019	8,709,552	52,094,186	9,734,520

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(3,593,404)	$(33,794)	$(602,678)	$(4,668,647)	$500,871
Net realized gain (loss) on sales of investments	27,328,655	(32,796)	2,106,450	49,418,438	(218,470)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(37,572,177)	(259,495)	(5,243,359)	(75,608,757)	(1,630,051)
Net increase (decrease) in net assets resulting from operations	(13,836,926)	(326,085)	(3,739,587)	(30,858,966)	(1,347,650)

Contract transactions
Contract purchase payments	2,722,590	287,672	4,523,369	4,818,130	1,002,605
Net transfers(1)	(3,467,655)	(211,408)	(2,141,852)	(24,546,173)	124,720
Transfers for policy loans	164,117	(1,094)	(1,828)	220,395	(2,147)
Adjustments to net assets allocated to contracts in payment period	(602,706)	—	(12,334)	(332,962)	(8,520)
Contract charges	(424,744)	(1,132)	(15,012)	(390,875)	(5,830)
Contract terminations:
Surrender benefits	(36,394,819)	(244,269)	(2,368,077)	(62,973,255)	(1,198,472)
Death benefits	(5,148,198)	(24,988)	(1,845,380)	(7,701,013)	(316,810)
Increase (decrease) from contract transactions	(43,151,415)	(195,219)	(1,861,114)	(90,905,753)	(404,454)
Net assets at beginning of year	369,907,859	3,510,772	54,634,440	552,054,530	14,749,666
Net assets at end of year	$312,919,518	$2,989,468	$49,033,739	$430,289,811	$12,997,562

Accumulation unit activity
Units outstanding at beginning of year	166,607,023	3,975,414	26,306,383	206,320,105	13,654,610
Contract purchase payments	1,198,025	334,270	2,138,936	1,888,135	969,495
Net transfers(1)	(1,571,105)	(246,917)	(1,086,565)	(9,075,266)	(11,520)
Transfers for policy loans	57,156	(1,265)	(1,157)	76,019	(2,021)
Contract charges	(196,085)	(1,325)	(7,415)	(151,410)	(5,689)
Contract terminations:
Surrender benefits	(16,366,773)	(281,937)	(1,142,017)	(23,940,199)	(1,163,737)
Death benefits	(2,369,660)	(28,861)	(886,367)	(2,911,408)	(313,494)
Units outstanding at end of year	147,358,581	3,749,379	25,321,798	172,205,976	13,127,644

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	255

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2
Operations
Investment income (loss) — net	$(346,748)	$(741,973)	$261,296	$2,872,372	$79,740
Net realized gain (loss) on sales of investments	517,878	6,820,236	(283,178)	(4,763,771)	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,375,907)	(40,515,516)	(597,706)	(3,505,060)	—
Net increase (decrease) in net assets resulting from operations	(10,204,777)	(34,437,253)	(619,588)	(5,396,459)	79,740

Contract transactions
Contract purchase payments	6,141,042	1,823,092	627,011	597,770	9,013,624
Net transfers(1)	2,631,393	1,200,235	342,910	(3,356,798)	25,457,277
Transfers for policy loans	(6,796)	85,493	179	13,040	5,464
Adjustments to net assets allocated to contracts in payment period	(7,492)	(71,489)	—	(37,527)	—
Contract charges	(10,363)	(139,460)	(1,072)	(122,579)	(6,657)
Contract terminations:
Surrender benefits	(1,574,832)	(17,777,261)	(434,239)	(10,834,515)	(3,826,640)
Death benefits	(531,559)	(1,264,906)	(169,426)	(1,502,247)	(491,822)
Increase (decrease) from contract transactions	6,641,393	(16,144,296)	365,363	(15,242,856)	30,151,246
Net assets at beginning of year	39,615,470	164,138,914	9,083,294	93,742,694	26,295,194
Net assets at end of year	$36,052,086	$113,557,365	$8,829,069	$73,103,379	$56,526,180

Accumulation unit activity
Units outstanding at beginning of year	27,656,786	60,139,023	9,387,856	59,884,106	28,543,756
Contract purchase payments	4,532,021	749,547	664,936	410,842	9,735,106
Net transfers(1)	1,899,772	174,671	360,689	(2,308,002)	27,610,140
Transfers for policy loans	(5,638)	37,919	191	8,150	5,756
Contract charges	(8,200)	(52,929)	(1,209)	(82,597)	(7,949)
Contract terminations:
Surrender benefits	(1,186,072)	(7,041,875)	(466,029)	(7,174,337)	(4,186,267)
Death benefits	(431,123)	(523,067)	(181,685)	(987,201)	(538,916)
Units outstanding at end of year	32,457,546	53,483,289	9,764,749	49,750,961	61,161,626

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$500,342	$2,096,153	$10,142,751	$1,027,073	$5,433,624
Net realized gain (loss) on sales of investments	2,453	(440,570)	(468,610)	(760,487)	(7,423,610)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,454)	(4,007,549)	(20,120,134)	(1,659,946)	(4,314,277)
Net increase (decrease) in net assets resulting from operations	500,341	(2,351,966)	(10,445,993)	(1,393,360)	(6,304,263)

Contract transactions
Contract purchase payments	5,177,372	3,367,878	1,291,628	2,140,750	842,333
Net transfers(1)	18,166,711	(3,428,746)	(21,189,629)	(2,529,528)	(17,703,851)
Transfers for policy loans	175,863	(2,521)	33,221	(571)	12,077
Adjustments to net assets allocated to contracts in payment period	68,727	—	(168,727)	(4,153)	(15,588)
Contract charges	(110,044)	(8,786)	(142,128)	(6,302)	(184,737)
Contract terminations:
Surrender benefits	(25,206,031)	(2,309,634)	(29,834,482)	(1,007,961)	(18,480,744)
Death benefits	(1,997,468)	(594,108)	(3,721,877)	(174,930)	(2,705,986)
Increase (decrease) from contract transactions	(3,724,870)	(2,975,917)	(53,731,994)	(1,582,695)	(38,236,496)
Net assets at beginning of year	120,109,311	48,166,031	253,612,157	29,072,004	160,427,858
Net assets at end of year	$116,884,782	$42,838,148	$189,434,170	$26,095,949	$115,887,099

Accumulation unit activity
Units outstanding at beginning of year	109,560,330	30,941,034	100,651,080	19,144,680	76,234,898
Contract purchase payments	4,800,726	2,182,897	535,301	1,409,346	411,326
Net transfers(1)	16,604,006	(2,307,378)	(8,798,518)	(1,697,252)	(8,594,764)
Transfers for policy loans	157,072	(1,602)	12,670	(488)	5,937
Contract charges	(100,170)	(5,962)	(57,536)	(4,308)	(88,826)
Contract terminations:
Surrender benefits	(23,192,206)	(1,501,404)	(12,102,736)	(675,983)	(8,907,990)
Death benefits	(1,850,716)	(391,375)	(1,511,240)	(117,477)	(1,332,168)
Units outstanding at end of year	105,979,042	28,916,210	78,729,021	18,058,518	57,728,413

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	257

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$360,372	$4,272,426	$(492,736)	$(1,146,853)	$(3,274,398)
Net realized gain (loss) on sales of investments	(240,427)	(2,596,821)	1,073,787	12,237,575	13,978,456
Distributions from capital gains	255,637	2,398,868	—	—	—
Net change in unrealized appreciation or depreciation of investments	(719,479)	(7,107,449)	(3,341,275)	(15,881,048)	(30,040,945)
Net increase (decrease) in net assets resulting from operations	(343,897)	(3,032,976)	(2,760,224)	(4,790,326)	(19,336,887)

Contract transactions
Contract purchase payments	2,582,799	2,414,896	4,379,824	1,198,279	28,794,710
Net transfers(1)	(810,260)	(14,099,702)	3,260,991	(1,550,177)	15,226,144
Transfers for policy loans	3,310	75,812	(15,168)	50,002	4,917
Adjustments to net assets allocated to contracts in payment period	—	(188,074)	—	(59,262)	18,869
Contract charges	(5,542)	(422,247)	(12,372)	(108,991)	(158,158)
Contract terminations:
Surrender benefits	(1,611,953)	(44,396,229)	(1,064,284)	(15,591,551)	(24,838,812)
Death benefits	(299,226)	(6,821,889)	(464,556)	(1,925,408)	(3,630,663)
Increase (decrease) from contract transactions	(140,872)	(63,437,433)	6,084,435	(17,987,108)	15,417,007
Net assets at beginning of year	34,971,277	364,529,482	38,581,726	135,480,085	313,621,969
Net assets at end of year	$34,486,508	$298,059,073	$41,905,937	$112,702,651	$309,702,089

Accumulation unit activity
Units outstanding at beginning of year	29,299,174	203,733,509	14,414,578	84,181,692	142,085,890
Contract purchase payments	2,191,615	1,416,758	1,518,503	667,243	12,798,525
Net transfers(1)	(686,453)	(8,068,659)	1,169,704	(1,357,355)	6,912,210
Transfers for policy loans	2,681	42,953	(4,928)	29,385	1,938
Contract charges	(4,941)	(244,443)	(4,451)	(63,476)	(69,616)
Contract terminations:
Surrender benefits	(1,383,241)	(25,525,712)	(377,021)	(8,942,018)	(10,995,239)
Death benefits	(258,322)	(3,884,333)	(168,765)	(1,180,085)	(1,599,645)
Units outstanding at end of year	29,160,513	167,470,073	16,547,620	73,335,386	149,134,063

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$203,880	$302,646	$(165,888)	$(791,236)	$321,934
Net realized gain (loss) on sales of investments	(270,292)	(286,873)	541,066	6,713,703	299,670
Distributions from capital gains	—	423,044	—	—	—
Net change in unrealized appreciation or depreciation of investments	(268,708)	(1,432,592)	(1,501,455)	(9,696,488)	(4,721,715)
Net increase (decrease) in net assets resulting from operations	(335,120)	(993,775)	(1,126,277)	(3,774,021)	(4,100,111)

Contract transactions
Contract purchase payments	2,638,659	1,369,865	2,196,537	660,827	2,117,954
Net transfers(1)	7,393,796	(2,305,399)	1,447,691	(389,730)	(1,092,589)
Transfers for policy loans	(7,378)	(5,251)	(6,629)	31,816	(2,537)
Adjustments to net assets allocated to contracts in payment period	—	25,715	—	(193,857)	(3,925)
Contract charges	(13,015)	(4,548)	(4,396)	(58,916)	(4,334)
Contract terminations:
Surrender benefits	(3,574,012)	(1,537,717)	(628,674)	(8,494,848)	(1,097,581)
Death benefits	(571,704)	(142,793)	(62,691)	(1,023,047)	(235,526)
Increase (decrease) from contract transactions	5,866,346	(2,600,128)	2,941,838	(9,467,755)	(318,538)
Net assets at beginning of year	32,255,905	15,179,713	12,937,270	80,800,564	23,190,831
Net assets at end of year	$37,787,131	$11,585,810	$14,752,831	$67,558,788	$18,772,182

Accumulation unit activity
Units outstanding at beginning of year	30,588,058	13,755,652	6,345,087	35,761,919	14,688,258
Contract purchase payments	2,476,804	1,308,007	1,019,588	283,088	1,397,500
Net transfers(1)	7,024,745	(2,255,522)	654,483	(178,330)	(747,870)
Transfers for policy loans	(7,696)	(5,223)	(3,385)	14,339	(2,281)
Contract charges	(12,657)	(4,476)	(2,115)	(24,730)	(3,012)
Contract terminations:
Surrender benefits	(3,452,696)	(1,491,064)	(296,096)	(3,585,468)	(721,303)
Death benefits	(540,508)	(138,690)	(29,260)	(427,473)	(162,413)
Units outstanding at end of year	36,076,050	11,168,684	7,688,302	31,843,345	14,448,879

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	259

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$1,426,770	$(246,562)	$(347,760)	$(290,344)	$(529,294)
Net realized gain (loss) on sales of investments	3,032,518	745,143	3,531,260	686,115	5,963,337
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(19,143,351)	(3,864,860)	(8,189,570)	(4,255,475)	(13,326,242)
Net increase (decrease) in net assets resulting from operations	(14,684,063)	(3,366,279)	(5,006,070)	(3,859,704)	(7,892,199)

Contract transactions
Contract purchase payments	1,021,450	3,426,600	325,281	2,255,951	524,211
Net transfers(1)	(2,933,520)	2,424,626	3,436,083	(528,101)	(2,974,560)
Transfers for policy loans	53,962	651	12,204	(2,261)	14,512
Adjustments to net assets allocated to contracts in payment period	(96,118)	—	(10,073)	—	(103,468)
Contract charges	(56,822)	(4,382)	(23,349)	(6,086)	(41,573)
Contract terminations:
Surrender benefits	(10,365,730)	(825,910)	(5,504,686)	(938,122)	(8,296,986)
Death benefits	(1,009,546)	(202,581)	(549,472)	(160,458)	(950,212)
Increase (decrease) from contract transactions	(13,386,324)	4,819,004	(2,314,012)	620,923	(11,828,076)
Net assets at beginning of year	94,655,203	20,505,950	39,807,436	25,937,653	66,373,487
Net assets at end of year	$66,584,816	$21,958,675	$32,487,354	$22,698,872	$46,653,212

Accumulation unit activity
Units outstanding at beginning of year	59,162,029	7,586,208	15,241,793	11,002,022	27,611,228
Contract purchase payments	662,990	1,280,154	128,354	958,715	225,860
Net transfers(1)	(1,996,197)	899,966	1,360,987	(252,315)	(1,283,302)
Transfers for policy loans	33,291	256	4,596	(943)	5,878
Contract charges	(37,652)	(1,684)	(9,094)	(2,685)	(17,773)
Contract terminations:
Surrender benefits	(6,894,939)	(309,858)	(2,119,473)	(409,805)	(3,515,863)
Death benefits	(661,306)	(82,944)	(218,755)	(70,225)	(397,767)
Units outstanding at end of year	50,268,216	9,372,098	14,388,408	11,224,764	22,628,261

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

260	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$(148,435)	$(373,046)	$1,046,429	$(173,097)	$164,384
Net realized gain (loss) on sales of investments	530,115	3,582,533	(1,408,972)	653,354	(72,226)
Distributions from capital gains	—	—	—	—	9,659
Net change in unrealized appreciation or depreciation of investments	(2,207,660)	(8,438,000)	(486,832)	(2,715,931)	(45,288)
Net increase (decrease) in net assets resulting from operations	(1,825,980)	(5,228,513)	(849,375)	(2,235,674)	56,529

Contract transactions
Contract purchase payments	1,475,837	389,323	5,200,249	845,926	866,540
Net transfers(1)	(242,032)	(999,242)	1,583,208	(807,075)	26,345
Transfers for policy loans	(2,560)	19,645	417	(683)	(252)
Adjustments to net assets allocated to contracts in payment period	(382)	(14,059)	—	(758)	—
Contract charges	(4,041)	(31,716)	(9,261)	(3,997)	(870)
Contract terminations:
Surrender benefits	(627,464)	(4,823,983)	(1,903,845)	(673,012)	(365,278)
Death benefits	(108,806)	(766,529)	(754,990)	(131,949)	(173,179)
Increase (decrease) from contract transactions	490,552	(6,226,561)	4,115,778	(771,548)	353,306
Net assets at beginning of year	12,743,654	45,595,178	45,856,092	15,655,582	11,122,384
Net assets at end of year	$11,408,226	$34,140,104	$49,122,495	$12,648,360	$11,532,219

Accumulation unit activity
Units outstanding at beginning of year	5,245,112	14,553,796	39,453,176	6,911,961	10,605,573
Contract purchase payments	598,603	131,986	4,501,656	364,643	839,629
Net transfers(1)	(102,557)	(322,275)	1,366,092	(320,032)	21,589
Transfers for policy loans	(997)	6,127	369	(441)	(246)
Contract charges	(1,682)	(9,952)	(8,376)	(1,819)	(921)
Contract terminations:
Surrender benefits	(257,559)	(1,563,785)	(1,654,859)	(306,283)	(353,010)
Death benefits	(45,069)	(233,343)	(657,486)	(54,680)	(169,509)
Units outstanding at end of year	5,435,851	12,562,554	43,000,572	6,593,349	10,943,105

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	261

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Intl Core Eq, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2
Operations
Investment income (loss) — net	$1,330,183	$286,812	$174,609	$69,748	$(164,271)
Net realized gain (loss) on sales of investments	(352,644)	(3,649,728)	(89,190)	(27,029)	(1,283,330)
Distributions from capital gains	63,097	—	72,435	19,484	—
Net change in unrealized appreciation or depreciation of investments	(681,440)	1,327,500	(429,066)	(1,420,714)	(61,853)
Net increase (decrease) in net assets resulting from operations	359,196	(2,035,416)	(271,212)	(1,358,511)	(1,509,454)

Contract transactions
Contract purchase payments	890,265	410,387	2,179,565	768,426	458,821
Net transfers(1)	(3,995,417)	(860,283)	212,880	(641,118)	(2,179,563)
Transfers for policy loans	29,181	7,180	75	1,155	1,849
Adjustments to net assets allocated to contracts in payment period	(36,969)	(4,884)	—	—	(5,852)
Contract charges	(57,714)	(11,408)	(1,711)	(1,529)	(8,238)
Contract terminations:
Surrender benefits	(11,152,756)	(2,297,751)	(635,521)	(205,090)	(1,788,818)
Death benefits	(1,515,162)	(293,209)	(237,034)	(71,194)	(152,406)
Increase (decrease) from contract transactions	(15,838,572)	(3,049,968)	1,518,254	(149,350)	(3,674,207)
Net assets at beginning of year	81,742,281	18,740,981	11,017,472	7,640,120	19,312,378
Net assets at end of year	$66,262,905	$13,655,597	$12,264,514	$6,132,259	$14,128,717

Accumulation unit activity
Units outstanding at beginning of year	59,587,578	35,795,171	9,533,365	5,091,695	19,589,698
Contract purchase payments	683,518	791,522	1,924,132	531,303	492,098
Net transfers(1)	(2,997,092)	(1,758,246)	183,019	(471,688)	(2,329,000)
Transfers for policy loans	22,031	13,703	66	800	1,967
Contract charges	(42,100)	(22,232)	(1,609)	(1,114)	(8,820)
Contract terminations:
Surrender benefits	(8,255,251)	(4,470,816)	(570,122)	(142,600)	(1,899,835)
Death benefits	(1,133,476)	(571,417)	(211,206)	(48,819)	(164,604)
Units outstanding at end of year	47,865,208	29,777,685	10,857,645	4,959,577	15,681,504

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2
Operations
Investment income (loss) — net	$(153,284)	$(763,746)	$134,004	$295,419	$167,892
Net realized gain (loss) on sales of investments	(302,370)	(5,599,933)	(947,963)	97,238	117,025
Distributions from capital gains	80,301	494,575	187,891	88,439	57,326
Net change in unrealized appreciation or depreciation of investments	124,889	4,620,813	(1,086,108)	(4,338,241)	(3,575,536)
Net increase (decrease) in net assets resulting from operations	(250,464)	(1,248,291)	(1,712,176)	(3,857,145)	(3,233,293)

Contract transactions
Contract purchase payments	2,247,627	407,745	1,577,766	2,908,441	2,936,116
Net transfers(1)	1,697,555	2,314,670	(1,907,670)	1,023,573	1,707,016
Transfers for policy loans	—	16,019	(904)	(4,179)	(6)
Adjustments to net assets allocated to contracts in payment period	21,593	(30,256)	—	—	78,594
Contract charges	(2,535)	(214,090)	(5,294)	(3,969)	(5,361)
Contract terminations:
Surrender benefits	(771,705)	(11,734,173)	(1,037,292)	(729,556)	(780,107)
Death benefits	(228,715)	(1,758,691)	(207,786)	(415,095)	(91,013)
Increase (decrease) from contract transactions	2,963,820	(10,998,776)	(1,581,180)	2,779,215	3,845,239
Net assets at beginning of year	12,485,197	90,400,372	24,835,155	18,374,305	15,772,346
Net assets at end of year	$15,198,553	$78,153,305	$21,541,799	$17,296,375	$16,384,292

Accumulation unit activity
Units outstanding at beginning of year	10,253,040	60,599,398	14,923,243	13,000,495	12,628,506
Contract purchase payments	1,857,457	278,093	976,420	2,114,539	2,431,047
Net transfers(1)	1,399,365	1,545,327	(1,225,279)	733,595	1,464,734
Transfers for policy loans	—	10,879	(586)	(2,961)	(9)
Contract charges	(2,210)	(144,502)	(3,466)	(3,109)	(4,538)
Contract terminations:
Surrender benefits	(645,952)	(7,943,050)	(650,150)	(542,110)	(662,273)
Death benefits	(193,010)	(1,204,754)	(135,441)	(316,760)	(79,196)
Units outstanding at end of year	12,668,690	53,141,391	13,884,741	14,983,689	15,778,271

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	263

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$(1,247,107)	$(286,640)	$(122,425)	$(499,325)	$(122,773)
Net realized gain (loss) on sales of investments	8,615,607	1,006,340	434,242	1,468,429	779,728
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(10,375,809)	(1,916,679)	(740,503)	(6,119,584)	(932,669)
Net increase (decrease) in net assets resulting from operations	(3,007,309)	(1,196,979)	(428,686)	(5,150,480)	(275,714)

Contract transactions
Contract purchase payments	1,229,922	3,661,437	1,287,292	5,292,638	1,515,889
Net transfers(1)	(3,519,487)	2,547,829	1,055,425	(2,490,861)	2,438,193
Transfers for policy loans	34,713	(7,470)	132	(8,650)	648
Adjustments to net assets allocated to contracts in payment period	(23,737)	—	—	—	—
Contract charges	(127,011)	(6,138)	(3,368)	(10,932)	(2,905)
Contract terminations:
Surrender benefits	(18,697,934)	(936,605)	(458,511)	(1,367,654)	(369,223)
Death benefits	(1,264,037)	(114,443)	(79,352)	(878,836)	(83,099)
Increase (decrease) from contract transactions	(22,367,571)	5,144,610	1,801,618	535,705	3,499,503
Net assets at beginning of year	142,510,352	21,352,890	9,229,907	44,882,856	8,565,541
Net assets at end of year	$117,135,472	$25,300,521	$10,602,839	$40,268,081	$11,789,330

Accumulation unit activity
Units outstanding at beginning of year	101,978,451	7,546,300	3,591,970	18,614,463	3,393,422
Contract purchase payments	849,319	1,243,973	467,241	2,211,111	542,373
Net transfers(1)	(2,391,572)	875,928	390,025	(1,122,041)	825,981
Transfers for policy loans	25,241	(2,719)	38	(3,520)	232
Contract charges	(87,689)	(2,171)	(1,259)	(4,644)	(1,100)
Contract terminations:
Surrender benefits	(12,844,357)	(319,518)	(172,812)	(579,213)	(134,288)
Death benefits	(878,892)	(41,898)	(32,158)	(396,354)	(31,158)
Units outstanding at end of year	86,650,501	9,299,895	4,243,045	18,719,802	4,595,462

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

264	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(196,610)	$54,558	$(412,909)	$(331,147)	$(10,554)
Net realized gain (loss) on sales of investments	346,385	(17,010)	821,230	1,908,760	(88,105)
Distributions from capital gains	—	12,913	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,228,969)	(122,587)	(4,850,893)	(5,693,576)	80,294
Net increase (decrease) in net assets resulting from operations	(2,079,194)	(72,126)	(4,442,572)	(4,115,963)	(18,365)

Contract transactions
Contract purchase payments	3,725,952	763,663	4,187,176	529,350	3,045,133
Net transfers(1)	1,904,019	543,026	1,484,741	5,125,627	3,611,726
Transfers for policy loans	(3,316)	1,176	(16)	(5,183)	(1)
Adjustments to net assets allocated to contracts in payment period	(3,178)	—	—	131,985	—
Contract charges	(4,345)	(684)	(6,936)	(22,972)	(5,611)
Contract terminations:
Surrender benefits	(605,500)	(169,436)	(1,440,530)	(4,312,935)	(2,143,797)
Death benefits	(501,922)	(213,165)	(394,773)	(282,542)	(972,090)
Increase (decrease) from contract transactions	4,511,710	924,580	3,829,662	1,163,330	3,535,360
Net assets at beginning of year	15,245,715	6,640,890	35,517,842	35,853,383	19,335,715
Net assets at end of year	$17,678,231	$7,493,344	$34,904,932	$32,900,750	$22,852,710

Accumulation unit activity
Units outstanding at beginning of year	7,091,523	6,195,363	13,564,277	12,501,643	19,667,547
Contract purchase payments	1,736,241	731,961	1,584,592	186,235	3,137,187
Net transfers(1)	913,930	517,416	548,485	1,785,981	3,698,497
Transfers for policy loans	(1,572)	1,095	(42)	(1,539)	(1)
Contract charges	(2,058)	(677)	(2,750)	(7,983)	(5,817)
Contract terminations:
Surrender benefits	(293,681)	(162,043)	(546,769)	(1,510,790)	(2,201,827)
Death benefits	(242,820)	(206,035)	(153,429)	(98,009)	(1,009,022)
Units outstanding at end of year	9,201,563	7,077,080	14,994,364	12,855,538	23,286,564

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	265

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Wm Blair Intl Leaders, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(210,060)	$(67,535)	$156,465	$4,152,933	$(2,440,647)
Net realized gain (loss) on sales of investments	768,652	(201,505)	(333,368)	(6,230)	12,880,942
Distributions from capital gains	—	1,184,331	—	—	40,174,981
Net change in unrealized appreciation or depreciation of investments	(1,399,053)	(7,187,365)	(1,568,435)	(5,633,533)	(81,182,817)
Net increase (decrease) in net assets resulting from operations	(840,461)	(6,272,074)	(1,745,338)	(1,486,830)	(30,567,541)

Contract transactions
Contract purchase payments	1,285,505	3,815,806	426,123	1,378,700	23,893,536
Net transfers(1)	(659,296)	646,838	(2,075,600)	15,152,811	(12,676,672)
Transfers for policy loans	(2,638)	(3,932)	(7,683)	20,159	81,624
Adjustments to net assets allocated to contracts in payment period	—	—	(1,702)	(88,079)	(63,047)
Contract charges	(4,624)	(5,618)	(7,127)	(112,551)	(233,494)
Contract terminations:
Surrender benefits	(773,303)	(1,154,165)	(1,876,688)	(18,554,984)	(47,377,106)
Death benefits	(199,056)	(251,870)	(236,475)	(2,337,609)	(5,295,512)
Increase (decrease) from contract transactions	(353,412)	3,047,059	(3,779,152)	(4,541,553)	(41,670,671)
Net assets at beginning of year	17,621,002	28,529,747	18,872,333	148,477,445	461,168,732
Net assets at end of year	$16,427,129	$25,304,732	$13,347,843	$142,449,062	$388,930,520

Accumulation unit activity
Units outstanding at beginning of year	8,011,908	17,562,249	18,141,036	106,635,243	208,758,810
Contract purchase payments	542,261	2,422,196	430,151	984,062	10,565,637
Net transfers(1)	(290,907)	381,644	(2,119,787)	10,652,738	(5,659,368)
Transfers for policy loans	(1,172)	(2,414)	(8,022)	14,525	35,973
Contract charges	(2,035)	(3,762)	(7,267)	(79,735)	(102,910)
Contract terminations:
Surrender benefits	(339,842)	(734,193)	(1,888,287)	(13,125,320)	(20,694,008)
Death benefits	(91,517)	(166,256)	(245,365)	(1,673,276)	(2,348,704)
Units outstanding at end of year	7,828,696	19,459,464	14,302,459	103,408,237	190,555,430

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

266	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(243,306)	$(671,466)	$(252,637)	$(2,192,187)	$66,525
Net realized gain (loss) on sales of investments	2,056,491	6,046,864	3,384,073	10,158,075	374,625
Distributions from capital gains	2,541,412	6,172,997	7,564,641	37,722,407	—
Net change in unrealized appreciation or depreciation of investments	(8,127,501)	(20,744,500)	(22,625,553)	(106,693,381)	(2,340,541)
Net increase (decrease) in net assets resulting from operations	(3,772,904)	(9,196,105)	(11,929,476)	(61,005,086)	(1,899,391)

Contract transactions
Contract purchase payments	332,395	917,323	498,294	11,467,052	119,796
Net transfers(1)	(1,643,094)	(3,712,467)	(2,809,134)	(7,907,039)	(651,619)
Transfers for policy loans	9,330	(32,696)	43,820	48,566	22,306
Adjustments to net assets allocated to contracts in payment period	135,106	(71,990)	(36,513)	(146,478)	20,591
Contract charges	(15,174)	(79,591)	(27,539)	(324,692)	(4,145)
Contract terminations:
Surrender benefits	(4,644,024)	(12,451,737)	(9,280,147)	(47,351,098)	(1,149,843)
Death benefits	(575,017)	(1,539,133)	(933,597)	(4,334,174)	(247,062)
Increase (decrease) from contract transactions	(6,400,478)	(16,970,291)	(12,544,816)	(48,547,863)	(1,889,976)
Net assets at beginning of year	45,470,350	110,621,356	91,327,600	444,591,184	13,657,148
Net assets at end of year	$35,296,968	$84,454,960	$66,853,308	$335,038,235	$9,867,781

Accumulation unit activity
Units outstanding at beginning of year	19,470,950	43,626,413	12,686,187	122,201,843	7,740,537
Contract purchase payments	142,252	359,416	68,894	3,452,789	69,976
Net transfers(1)	(698,977)	(1,472,050)	(394,006)	(1,784,112)	(399,955)
Transfers for policy loans	3,528	(12,407)	5,804	9,964	12,820
Contract charges	(6,480)	(31,284)	(3,840)	(84,580)	(2,438)
Contract terminations:
Surrender benefits	(1,971,607)	(4,882,892)	(1,277,816)	(12,734,532)	(672,710)
Death benefits	(250,011)	(620,848)	(129,855)	(1,264,291)	(147,170)
Units outstanding at end of year	16,689,655	36,966,348	10,955,368	109,797,081	6,601,060

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	267

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$201,750	$3,346,619	$1,540,157	$2,060,781	$1,377,307
Net realized gain (loss) on sales of investments	1,940,327	(168,142)	(2,484,074)	36,619	2,013,662
Distributions from capital gains	—	233,806	—	—	3,629,535
Net change in unrealized appreciation or depreciation of investments	(11,008,457)	(8,293,378)	(5,769,272)	(5,084,575)	(16,269,794)
Net increase (decrease) in net assets resulting from operations	(8,866,380)	(4,881,095)	(6,713,189)	(2,987,175)	(9,249,290)

Contract transactions
Contract purchase payments	827,717	10,402,992	1,033,855	3,503,631	2,284,454
Net transfers(1)	(680,127)	16,390,867	(5,618,609)	(1,370,574)	(7,942,085)
Transfers for policy loans	40,177	(55,049)	44,675	6,308	(7,519)
Adjustments to net assets allocated to contracts in payment period	(11,547)	(68,784)	(34,786)	29,174	11,745
Contract charges	(40,376)	(46,772)	(67,658)	(22,667)	(58,692)
Contract terminations:
Surrender benefits	(6,725,330)	(12,354,030)	(11,378,350)	(4,065,860)	(10,480,065)
Death benefits	(683,450)	(1,503,872)	(1,264,755)	(1,013,721)	(1,270,564)
Increase (decrease) from contract transactions	(7,272,936)	12,765,352	(17,285,628)	(2,933,709)	(17,462,726)
Net assets at beginning of year	61,970,704	117,160,478	100,096,194	58,671,320	110,668,816
Net assets at end of year	$45,831,388	$125,044,735	$76,097,377	$52,750,436	$83,956,800

Accumulation unit activity
Units outstanding at beginning of year	32,284,962	104,864,630	44,547,273	46,996,119	53,333,492
Contract purchase payments	446,548	9,505,627	503,580	2,818,586	1,143,612
Net transfers(1)	(426,670)	14,808,279	(2,806,251)	(1,111,732)	(3,892,755)
Transfers for policy loans	22,174	(50,281)	19,482	4,956	(883)
Contract charges	(21,289)	(42,734)	(29,301)	(18,326)	(27,689)
Contract terminations:
Surrender benefits	(3,656,932)	(11,217,589)	(5,352,282)	(3,251,764)	(5,063,863)
Death benefits	(365,102)	(1,375,518)	(626,652)	(818,077)	(599,875)
Units outstanding at end of year	28,283,691	116,492,414	36,255,849	44,619,762	44,892,039

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

268	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(59,677)	$548,383	$72,925	$(24,529)	$399,141
Net realized gain (loss) on sales of investments	1,682,257	2,649,901	(56,836)	172,443	5,672,254
Distributions from capital gains	19,605,804	15,547,511	—	889,182	17,230,730
Net change in unrealized appreciation or depreciation of investments	(38,386,912)	(33,041,542)	(470,223)	(1,539,470)	(30,835,130)
Net increase (decrease) in net assets resulting from operations	(17,158,528)	(14,295,747)	(454,134)	(502,374)	(7,533,005)

Contract transactions
Contract purchase payments	4,658,504	1,006,390	644,266	46,145	723,459
Net transfers(1)	(2,242,212)	(5,453,222)	491,065	(108,763)	2,663,357
Transfers for policy loans	33,006	19,387	—	53	41,117
Adjustments to net assets allocated to contracts in payment period	(20,269)	(88,381)	(290)	(4,975)	98,315
Contract charges	(69,644)	(135,798)	(2,409)	(2,338)	(182,718)
Contract terminations:
Surrender benefits	(14,463,635)	(16,539,207)	(453,687)	(744,518)	(14,319,181)
Death benefits	(1,312,847)	(1,686,527)	(53,919)	(86,386)	(1,362,875)
Increase (decrease) from contract transactions	(13,417,097)	(22,877,358)	625,026	(900,782)	(12,338,526)
Net assets at beginning of year	138,461,234	149,798,110	5,223,431	6,730,366	125,063,682
Net assets at end of year	$107,885,609	$112,625,005	$5,394,323	$5,327,210	$105,192,151

Accumulation unit activity
Units outstanding at beginning of year	38,047,423	30,996,102	5,549,198	1,844,028	52,854,080
Contract purchase payments	1,490,687	215,628	710,584	12,002	293,633
Net transfers(1)	(703,652)	(1,166,227)	533,734	(32,346)	1,091,905
Transfers for policy loans	7,929	3,684	—	47	15,881
Contract charges	(18,537)	(28,288)	(2,672)	(617)	(73,669)
Contract terminations:
Surrender benefits	(3,956,892)	(3,429,773)	(497,933)	(191,482)	(5,838,988)
Death benefits	(400,926)	(353,799)	(59,983)	(21,855)	(563,727)
Units outstanding at end of year	34,466,032	26,237,327	6,232,928	1,609,777	47,779,115

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	269

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(278,625)	$10,014,511	$(3,270)	$(936,189)	$(112,183)
Net realized gain (loss) on sales of investments	3,814,559	(3,441,569)	7,667	2,224,393	816,027
Distributions from capital gains	9,364,472	—	303,881	12,813,424	841,722
Net change in unrealized appreciation or depreciation of investments	(32,217,028)	(21,648,334)	(594,617)	(24,848,087)	(1,957,775)
Net increase (decrease) in net assets resulting from operations	(19,316,622)	(15,075,392)	(286,339)	(10,746,459)	(412,209)

Contract transactions
Contract purchase payments	7,564,474	3,587,534	36,079	4,827,014	133,503
Net transfers(1)	9,145,388	(18,402,274)	(166,637)	(429,765)	(13,924)
Transfers for policy loans	(8,486)	53,754	(1,752)	9,190	15,562
Adjustments to net assets allocated to contracts in payment period	89,497	(165,494)	—	29,852	(2,084)
Contract charges	(63,745)	(288,312)	(1,548)	(51,729)	(6,505)
Contract terminations:
Surrender benefits	(12,160,197)	(36,941,514)	(376,607)	(9,801,108)	(1,451,447)
Death benefits	(1,405,642)	(4,417,422)	(35,318)	(1,000,141)	(217,401)
Increase (decrease) from contract transactions	3,161,289	(56,573,728)	(545,783)	(6,416,687)	(1,542,296)
Net assets at beginning of year	130,694,675	306,521,152	3,740,972	101,756,105	13,290,794
Net assets at end of year	$114,539,342	$234,872,032	$2,908,850	$84,592,959	$11,336,289

Accumulation unit activity
Units outstanding at beginning of year	51,073,102	184,653,343	3,458,547	37,837,302	6,861,215
Contract purchase payments	3,050,623	2,293,776	33,325	1,728,209	64,884
Net transfers(1)	3,705,166	(11,478,679)	(154,608)	(177,270)	(10,223)
Transfers for policy loans	(4,337)	33,396	(1,496)	3,042	7,737
Contract charges	(24,610)	(177,671)	(1,434)	(17,851)	(3,133)
Contract terminations:
Surrender benefits	(4,754,330)	(22,782,958)	(345,835)	(3,473,941)	(696,171)
Death benefits	(540,842)	(2,771,087)	(32,855)	(381,202)	(103,064)
Units outstanding at end of year	52,504,772	149,770,120	2,955,644	35,518,289	6,121,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(440,562)	$86,850	$695,598	$(281,306)	$394,072
Net realized gain (loss) on sales of investments	3,533,177	(953,126)	7,389,327	2,974,013	2,069,090
Distributions from capital gains	3,236,004	3,798,122	12,953,555	4,744,835	924,137
Net change in unrealized appreciation or depreciation of investments	(7,895,762)	(6,280,496)	(37,298,458)	(14,893,510)	(5,671,650)
Net increase (decrease) in net assets resulting from operations	(1,567,143)	(3,348,650)	(16,259,978)	(7,455,968)	(2,284,351)

Contract transactions
Contract purchase payments	282,386	1,356,205	954,517	631,366	215,715
Net transfers(1)	(340,650)	(3,229,164)	(3,112,428)	(2,104,321)	(5,231,070)
Transfers for policy loans	14,061	(3,636)	1,022	76,284	(2,734)
Adjustments to net assets allocated to contracts in payment period	(1,257)	53,564	(4,293)	(246,879)	(1,951)
Contract charges	(151,452)	(16,615)	(263,690)	(46,824)	(19,124)
Contract terminations:
Surrender benefits	(6,108,362)	(3,406,272)	(16,027,328)	(5,947,222)	(3,703,089)
Death benefits	(587,616)	(532,029)	(1,547,213)	(959,770)	(240,214)
Increase (decrease) from contract transactions	(6,892,890)	(5,777,947)	(19,999,413)	(8,597,366)	(8,982,467)
Net assets at beginning of year	51,140,866	46,894,713	144,815,431	79,549,383	34,394,307
Net assets at end of year	$42,680,833	$37,768,116	$108,556,040	$63,496,049	$23,127,489

Accumulation unit activity
Units outstanding at beginning of year	26,875,463	39,964,187	58,648,885	22,879,240	17,667,617
Contract purchase payments	139,105	1,194,402	395,837	184,860	113,004
Net transfers(1)	(155,295)	(2,875,833)	(1,269,746)	(611,893)	(2,743,141)
Transfers for policy loans	6,865	(3,026)	1,231	22,279	(1,497)
Contract charges	(72,699)	(14,771)	(103,449)	(13,646)	(10,001)
Contract terminations:
Surrender benefits	(2,960,213)	(2,998,119)	(6,449,786)	(1,735,485)	(1,934,149)
Death benefits	(289,904)	(474,549)	(638,680)	(282,514)	(126,454)
Units outstanding at end of year	23,543,322	34,792,291	50,584,292	20,442,841	12,965,379

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	271

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$185,103	$(389,812)	$547,045	$(171,904)	$(117,336)
Net realized gain (loss) on sales of investments	1,316,324	(91,613)	3,610,225	657,820	375,728
Distributions from capital gains	606,142	5,626,269	454,125	2,149,197	1,380,660
Net change in unrealized appreciation or depreciation of investments	(3,637,111)	(5,208,820)	(15,554,016)	(3,629,978)	(2,344,545)
Net increase (decrease) in net assets resulting from operations	(1,529,542)	(63,976)	(10,942,621)	(994,865)	(705,493)

Contract transactions
Contract purchase payments	238,150	617,637	744,330	191,844	155,829
Net transfers(1)	(3,594,743)	544,545	(4,833,113)	(565,395)	110,335
Transfers for policy loans	3,225	3,046	23,874	(9,432)	8,395
Adjustments to net assets allocated to contracts in payment period	(3,891)	1,530	(18,074)	(9,721)	—
Contract charges	(11,851)	(28,709)	(58,663)	(10,804)	(8,828)
Contract terminations:
Surrender benefits	(2,799,898)	(5,716,159)	(9,200,195)	(2,250,797)	(1,412,758)
Death benefits	(357,031)	(574,622)	(674,804)	(144,991)	(122,529)
Increase (decrease) from contract transactions	(6,526,039)	(5,152,732)	(14,016,645)	(2,799,296)	(1,269,556)
Net assets at beginning of year	22,864,085	44,570,241	78,374,455	20,625,675	12,493,276
Net assets at end of year	$14,808,504	$39,353,533	$53,415,189	$16,831,514	$10,518,227

Accumulation unit activity
Units outstanding at beginning of year	12,020,815	20,031,914	41,419,793	11,854,605	7,336,773
Contract purchase payments	127,830	269,225	421,372	106,268	86,446
Net transfers(1)	(1,923,078)	167,153	(2,739,368)	(321,221)	59,195
Transfers for policy loans	1,735	871	12,977	(4,594)	4,614
Contract charges	(6,371)	(12,474)	(33,114)	(5,910)	(4,892)
Contract terminations:
Surrender benefits	(1,501,021)	(2,468,017)	(5,131,074)	(1,219,033)	(791,268)
Death benefits	(193,103)	(253,922)	(364,325)	(78,506)	(68,325)
Units outstanding at end of year	8,526,807	17,734,750	33,586,261	10,331,609	6,622,543

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

272	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv(2)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(208,768)	$127,325	$56,738	$(116,610)	$727,338
Net realized gain (loss) on sales of investments	1,329,386	(481,905)	(2,362)	655,039	(574,758)
Distributions from capital gains	1,103,762	645,811	6,501	795,706	—
Net change in unrealized appreciation or depreciation of investments	(2,461,949)	(1,287,276)	(1,282,772)	(1,481,350)	(1,312,324)
Net increase (decrease) in net assets resulting from operations	(237,569)	(996,045)	(1,221,895)	(147,215)	(1,159,744)

Contract transactions
Contract purchase payments	263,098	636,696	4,945,480	128,174	3,207,835
Net transfers(1)	1,591,869	722,021	28,939,064	(246,907)	(5,792,966)
Transfers for policy loans	7,135	84	(1,382)	3,008	3,631
Adjustments to net assets allocated to contracts in payment period	13,057	22,022	36,980	42,054	(14,073)
Contract charges	(32,809)	(7,051)	(3,390)	(6,752)	(13,991)
Contract terminations:
Surrender benefits	(2,685,148)	(1,198,416)	(638,782)	(903,933)	(4,190,582)
Death benefits	(281,163)	(705,444)	(216,646)	(86,910)	(468,293)
Increase (decrease) from contract transactions	(1,123,961)	(530,088)	33,061,324	(1,071,266)	(7,268,439)
Net assets at beginning of year	22,625,322	16,129,959	—	15,839,208	50,334,834
Net assets at end of year	$21,263,792	$14,603,826	$31,839,429	$14,620,727	$41,906,651

Accumulation unit activity
Units outstanding at beginning of year	12,713,705	13,784,737	—	9,251,113	48,174,456
Contract purchase payments	130,293	548,853	4,818,589	70,171	3,152,018
Net transfers(1)	763,190	609,130	28,144,705	(132,133)	(5,684,858)
Transfers for policy loans	3,898	(140)	(1,369)	1,334	3,487
Contract charges	(16,529)	(6,026)	(3,305)	(3,663)	(13,768)
Contract terminations:
Surrender benefits	(1,369,201)	(1,016,653)	(615,818)	(492,999)	(4,093,522)
Death benefits	(140,264)	(609,661)	(219,976)	(48,057)	(460,459)
Units outstanding at end of year	12,085,092	13,310,240	32,122,826	8,645,766	41,077,354

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	273

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(216,705)	$194,357	$(287,154)	$63,498	$(344,815)
Net realized gain (loss) on sales of investments	1,736,715	(476,666)	2,630,474	213,973	1,200,918
Distributions from capital gains	1,126,999	—	2,302,273	1,245,439	3,552,510
Net change in unrealized appreciation or depreciation of investments	(2,414,613)	(3,423,902)	(6,078,380)	(3,180,057)	(4,102,684)
Net increase (decrease) in net assets resulting from operations	232,396	(3,706,211)	(1,432,787)	(1,657,147)	305,929

Contract transactions
Contract purchase payments	215,026	222,404	1,916,191	4,746,471	453,950
Net transfers(1)	742,064	(720,513)	(360,047)	1,333,038	(2,105,691)
Transfers for policy loans	381	32,499	8,039	(4,207)	286
Adjustments to net assets allocated to contracts in payment period	19,771	(4,720)	(2,971)	—	(24,394)
Contract charges	(11,383)	(13,413)	(64,214)	(6,798)	(36,893)
Contract terminations:
Surrender benefits	(2,561,955)	(2,265,015)	(5,632,991)	(1,083,172)	(7,451,976)
Death benefits	(425,285)	(180,330)	(331,242)	(987,798)	(545,308)
Increase (decrease) from contract transactions	(2,021,381)	(2,929,088)	(4,467,235)	3,997,534	(9,710,026)
Net assets at beginning of year	24,230,029	26,122,554	47,966,691	16,904,901	63,174,130
Net assets at end of year	$22,441,044	$19,487,255	$42,066,669	$19,245,288	$53,770,033

Accumulation unit activity
Units outstanding at beginning of year	16,361,582	17,974,049	24,073,697	12,336,946	48,412,573
Contract purchase payments	133,476	155,867	937,741	3,488,563	331,606
Net transfers(1)	428,397	(507,953)	(170,205)	929,567	(1,549,629)
Transfers for policy loans	(1,092)	22,729	4,120	(2,953)	331
Contract charges	(6,742)	(9,318)	(30,649)	(5,024)	(26,936)
Contract terminations:
Surrender benefits	(1,571,219)	(1,591,276)	(2,675,071)	(794,701)	(5,427,308)
Death benefits	(274,360)	(128,702)	(163,440)	(730,115)	(401,656)
Units outstanding at end of year	15,070,042	15,915,396	21,976,193	15,222,283	41,338,981

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

274	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(295,764)	$(192,642)	$(374,589)	$729,172	$(106,086)
Net realized gain (loss) on sales of investments	1,238,721	2,985,574	459,862	1,400,365	576,060
Distributions from capital gains	4,901,675	625,614	7,921,024	—	—
Net change in unrealized appreciation or depreciation of investments	(6,261,023)	(3,482,056)	(6,097,769)	(5,142,330)	(2,855,772)
Net increase (decrease) in net assets resulting from operations	(416,391)	(63,510)	1,908,528	(3,012,793)	(2,385,798)

Contract transactions
Contract purchase payments	226,579	3,603,671	3,334,313	379,520	139,353
Net transfers(1)	(285,680)	(11,710,961)	7,834,874	(4,165,709)	(493,473)
Transfers for policy loans	6,282	13,784	5,338	8,221	3,568
Adjustments to net assets allocated to contracts in payment period	38,587	(43,616)	(25,714)	(4,749)	(140)
Contract charges	(23,866)	(97,626)	(18,836)	(26,861)	(16,802)
Contract terminations:
Surrender benefits	(4,021,204)	(18,424,243)	(3,366,034)	(4,024,813)	(1,486,435)
Death benefits	(413,481)	(2,405,980)	(437,630)	(423,005)	(134,144)
Increase (decrease) from contract transactions	(4,472,783)	(29,064,971)	7,326,311	(8,257,396)	(1,988,073)
Net assets at beginning of year	34,090,379	180,143,451	30,402,542	39,104,223	15,150,429
Net assets at end of year	$29,201,205	$151,014,970	$39,637,381	$27,834,034	$10,776,558

Accumulation unit activity
Units outstanding at beginning of year	14,310,039	61,196,365	14,475,068	25,819,863	11,254,123
Contract purchase payments	87,710	1,246,286	1,372,785	256,036	105,984
Net transfers(1)	(120,638)	(4,111,329)	3,005,142	(2,852,185)	(386,632)
Transfers for policy loans	2,796	3,695	2,304	5,749	2,679
Contract charges	(9,173)	(32,211)	(7,693)	(18,235)	(12,689)
Contract terminations:
Surrender benefits	(1,549,580)	(6,133,261)	(1,369,882)	(2,718,927)	(1,143,725)
Death benefits	(161,528)	(852,630)	(193,355)	(292,194)	(107,788)
Units outstanding at end of year	12,559,626	51,316,915	17,284,369	20,200,107	9,711,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	275

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$(78,102)	$(37,478)	$1,650,548	$24,327	$430,460
Net realized gain (loss) on sales of investments	340,684	(1,241)	(592,578)	37,663	(226,721)
Distributions from capital gains	526,569	111,780	—	362,889	370,974
Net change in unrealized appreciation or depreciation of investments	(1,449,949)	(374,873)	(6,266,031)	(735,509)	(1,089,106)
Net increase (decrease) in net assets resulting from operations	(660,798)	(301,812)	(5,208,061)	(310,630)	(514,393)

Contract transactions
Contract purchase payments	938,538	485,339	1,390,668	434,794	4,127,705
Net transfers(1)	(107,516)	310,994	(6,460,292)	(75,593)	(457,187)
Transfers for policy loans	1,772	170	2,838	1	23,708
Adjustments to net assets allocated to contracts in payment period	—	—	(72,714)	—	—
Contract charges	(4,304)	(1,198)	(81,343)	(1,481)	(9,076)
Contract terminations:
Surrender benefits	(660,205)	(162,059)	(9,401,951)	(403,135)	(2,164,582)
Death benefits	(59,639)	(26,038)	(1,175,781)	(4,843)	(416,358)
Increase (decrease) from contract transactions	108,646	607,208	(15,798,575)	(50,257)	1,104,210
Net assets at beginning of year	9,320,268	3,281,029	91,337,206	4,913,809	29,844,871
Net assets at end of year	$8,768,116	$3,586,425	$70,330,570	$4,552,922	$30,434,688

Accumulation unit activity
Units outstanding at beginning of year	4,153,590	3,417,100	56,359,954	4,421,470	28,808,497
Contract purchase payments	388,941	515,826	887,036	402,202	4,079,087
Net transfers(1)	(46,085)	311,713	(4,136,929)	(61,686)	(486,924)
Transfers for policy loans	688	180	1,600	—	23,502
Contract charges	(1,867)	(1,278)	(51,298)	(1,352)	(8,990)
Contract terminations:
Surrender benefits	(282,078)	(171,567)	(5,936,163)	(360,758)	(2,125,720)
Death benefits	(26,520)	(26,971)	(752,255)	(4,429)	(414,958)
Units outstanding at end of year	4,186,669	4,045,003	46,371,945	4,395,447	29,874,494

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

276	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$33,635	$81,131	$(856,146)	$(246,999)	$(120,333)
Net realized gain (loss) on sales of investments	(151,087)	272,827	2,573,278	1,623,241	365,296
Distributions from capital gains	4,151,185	—	8,403,456	3,624,454	598,739
Net change in unrealized appreciation or depreciation of investments	(4,266,672)	(3,154,933)	(11,291,444)	(5,531,422)	(1,968,882)
Net increase (decrease) in net assets resulting from operations	(232,939)	(2,800,975)	(1,170,856)	(530,726)	(1,125,180)

Contract transactions
Contract purchase payments	223,152	183,763	523,593	254,056	128,549
Net transfers(1)	(518,932)	(79,430)	(1,008,424)	462,305	(732,926)
Transfers for policy loans	3,507	9,688	65,890	24,408	7,693
Adjustments to net assets allocated to contracts in payment period	(8,419)	(12,457)	(193,408)	(3,488)	(120,814)
Contract charges	(18,288)	(9,619)	(43,835)	(18,219)	(5,339)
Contract terminations:
Surrender benefits	(2,637,512)	(2,229,802)	(5,383,516)	(2,646,242)	(1,613,511)
Death benefits	(163,241)	(95,729)	(687,544)	(633,544)	(215,398)
Increase (decrease) from contract transactions	(3,119,733)	(2,233,586)	(6,727,244)	(2,560,724)	(2,551,746)
Net assets at beginning of year	25,817,667	15,980,298	67,956,912	29,120,276	15,020,263
Net assets at end of year	$22,464,995	$10,945,737	$60,058,812	$26,028,826	$11,343,337

Accumulation unit activity
Units outstanding at beginning of year	9,933,787	8,596,639	20,744,038	11,436,020	3,298,844
Contract purchase payments	82,417	102,194	152,715	94,758	27,272
Net transfers(1)	(208,457)	(64,153)	(289,905)	146,826	(154,487)
Transfers for policy loans	1,281	5,387	19,144	9,032	1,700
Contract charges	(6,796)	(5,408)	(12,685)	(6,731)	(1,137)
Contract terminations:
Surrender benefits	(973,882)	(1,237,066)	(1,563,392)	(971,327)	(346,176)
Death benefits	(61,336)	(55,353)	(203,751)	(238,866)	(46,898)
Units outstanding at end of year	8,767,014	7,342,240	18,846,164	10,469,712	2,779,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	277

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(369,614)	$151,894	$253,958	$(11,042,342)	$(6,769,158)
Net realized gain (loss) on sales of investments	(463,647)	255,379	(531,518)	60,303,193	73,672,104
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,137,568	(3,491,622)	(1,788,890)	(151,749,543)	(130,523,224)
Net increase (decrease) in net assets resulting from operations	304,307	(3,084,349)	(2,066,450)	(102,488,692)	(63,620,278)

Contract transactions
Contract purchase payments	2,471,757	125,616	2,802,957	36,105,338	7,426,960
Net transfers(1)	608,909	(745,971)	506,908	(25,084,225)	(27,019,558)
Transfers for policy loans	6,064	8,520	2,821	(1,638)	147,596
Adjustments to net assets allocated to contracts in payment period	—	(23,358)	21,135	1,028,464	—
Contract charges	(10,621)	(6,041)	(5,462)	(8,271,463)	(3,822,253)
Contract terminations:
Surrender benefits	(2,992,411)	(1,586,661)	(1,510,368)	(96,959,857)	(111,567,806)
Death benefits	(233,084)	(380,666)	(98,917)	(8,829,247)	(2,405,353)
Increase (decrease) from contract transactions	(149,386)	(2,608,561)	1,719,074	(102,012,628)	(137,240,414)
Net assets at beginning of year	36,205,590	17,073,563	12,758,413	1,188,160,978	810,257,247
Net assets at end of year	$36,360,511	$11,380,653	$12,411,037	$983,659,658	$609,396,555

Accumulation unit activity
Units outstanding at beginning of year	37,622,635	4,361,341	14,741,993	645,381,872	438,155,467
Contract purchase payments	2,567,938	33,233	3,941,614	19,781,575	4,045,369
Net transfers(1)	571,198	(197,173)	571,832	(13,531,147)	(14,739,715)
Transfers for policy loans	6,206	2,047	3,654	(2,776)	80,741
Contract charges	(11,055)	(1,605)	(7,057)	(4,516,274)	(2,069,832)
Contract terminations:
Surrender benefits	(3,084,603)	(417,534)	(1,930,725)	(52,673,174)	(60,147,368)
Death benefits	(241,133)	(104,335)	(133,800)	(4,846,615)	(1,297,075)
Units outstanding at end of year	37,431,186	3,675,974	17,187,511	589,593,461	364,027,587

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

278	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$282,772	$(4,423,412)	$(4,902,510)	$(545,574)	$(366,639)
Net realized gain (loss) on sales of investments	(1,366,575)	15,726,706	25,912,569	(4,311)	(1,671)
Distributions from capital gains	2,235,555	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(8,513,494)	(27,883,085)	(39,944,286)	(4,916,352)	(3,271,491)
Net increase (decrease) in net assets resulting from operations	(7,361,742)	(16,579,791)	(18,934,227)	(5,466,237)	(3,639,801)

Contract transactions
Contract purchase payments	5,407,636	7,550,475	1,188,892	48,914,469	43,629,264
Net transfers(1)	1,962,132	(9,085,931)	(6,194,332)	33,503,717	22,394,543
Transfers for policy loans	(7,846)	9,985	20,189	—	631
Adjustments to net assets allocated to contracts in payment period	(1,441)	418,599	—	—	—
Contract charges	(13,413)	(2,794,610)	(2,990,650)	(334,651)	(194,754)
Contract terminations:
Surrender benefits	(1,350,094)	(47,894,105)	(77,991,496)	(717,037)	(622,969)
Death benefits	(377,990)	(11,545,288)	(14,943,966)	—	(98,509)
Increase (decrease) from contract transactions	5,618,984	(63,340,875)	(100,911,363)	81,366,498	65,108,206
Net assets at beginning of year	34,495,514	466,977,184	565,866,207	17,080,092	10,666,354
Net assets at end of year	$32,752,756	$387,056,518	$446,020,617	$92,980,353	$72,134,759

Accumulation unit activity
Units outstanding at beginning of year	19,575,663	364,115,239	438,966,264	16,502,499	10,227,315
Contract purchase payments	3,120,656	6,031,964	936,312	47,435,919	41,641,342
Net transfers(1)	1,102,189	(6,951,296)	(4,571,171)	32,896,593	21,421,917
Transfers for policy loans	(4,994)	7,799	15,979	—	602
Contract charges	(8,080)	(2,214,986)	(2,352,959)	(330,649)	(187,515)
Contract terminations:
Surrender benefits	(797,954)	(37,820,505)	(61,315,128)	(700,054)	(601,032)
Death benefits	(231,103)	(9,193,948)	(11,862,916)	—	(94,663)
Units outstanding at end of year	22,756,377	313,974,267	359,816,381	95,804,308	72,407,966

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	279

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(3,908,715)	$(12,822,920)	$(96,429,074)	$(136,112,838)	$(68,605,827)
Net realized gain (loss) on sales of investments	6,357,905	16,534,615	70,168,166	106,814,853	177,436,703
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(16,165,653)	(69,324,429)	(844,970,202)	(890,110,812)	(548,849,926)
Net increase (decrease) in net assets resulting from operations	(13,716,463)	(65,612,734)	(871,231,110)	(919,408,797)	(440,019,050)

Contract transactions
Contract purchase payments	23,609,015	77,219,664	1,073,356,657	908,872,470	148,077,227
Net transfers(1)	(13,804,864)	(53,796,836)	78,485,863	(156,995,792)	161,496,007
Transfers for policy loans	2,474	19,790	(22,358)	33,940	(15,688)
Adjustments to net assets allocated to contracts in payment period	—	613,197	(226,716)	(68,160)	547,308
Contract charges	(4,852,558)	(14,980,112)	(114,342,720)	(167,020,993)	(58,994,441)
Contract terminations:
Surrender benefits	(21,338,934)	(47,244,215)	(380,396,393)	(425,326,549)	(545,673,378)
Death benefits	(5,512,295)	(13,433,599)	(42,082,437)	(73,409,557)	(85,750,396)
Increase (decrease) from contract transactions	(21,897,162)	(51,602,111)	614,771,896	86,085,359	(380,313,361)
Net assets at beginning of year	412,801,216	1,283,319,601	9,417,648,207	13,380,653,560	7,073,182,882
Net assets at end of year	$377,187,591	$1,166,104,756	$9,161,188,993	$12,547,330,122	$6,252,850,471

Accumulation unit activity
Units outstanding at beginning of year	371,569,034	1,090,668,487	7,241,064,670	10,233,493,609	4,525,856,939
Contract purchase payments	21,587,386	66,137,621	814,954,592	691,077,590	96,398,473
Net transfers(1)	(12,029,836)	(46,241,672)	54,314,974	(123,429,192)	103,079,984
Transfers for policy loans	2,240	17,249	(14,261)	26,202	(11,253)
Contract charges	(4,436,391)	(12,882,860)	(88,076,316)	(128,376,615)	(38,132,429)
Contract terminations:
Surrender benefits	(19,549,979)	(40,886,535)	(299,338,338)	(333,383,770)	(351,801,514)
Death benefits	(5,069,098)	(11,540,362)	(32,738,869)	(56,737,502)	(55,801,269)
Units outstanding at end of year	352,073,356	1,045,271,928	7,690,166,452	10,282,670,322	4,279,588,931

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

280	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(75,766,347)	$(35,345,518)	$(24,140,714)	$(13,045,395)	$(14,441,880)
Net realized gain (loss) on sales of investments	500,884,966	168,458,042	250,746,464	45,868,914	97,669,977
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(920,090,314)	(408,244,969)	(417,336,192)	(95,876,989)	(154,089,666)
Net increase (decrease) in net assets resulting from operations	(494,971,695)	(275,132,445)	(190,730,442)	(63,053,470)	(70,861,569)

Contract transactions
Contract purchase payments	18,069,151	102,280,798	17,652,381	28,293,861	2,976,036
Net transfers(1)	(26,046,173)	(150,224,360)	(85,510,885)	(22,469,163)	(55,958,595)
Transfers for policy loans	291,422	53,590	290,329	75,169	85,823
Adjustments to net assets allocated to contracts in payment period	—	28,395	—	(335,037)	—
Contract charges	(53,303,975)	(27,722,905)	(13,368,906)	(8,145,718)	(8,491,394)
Contract terminations:
Surrender benefits	(999,490,079)	(269,714,734)	(421,057,852)	(99,936,533)	(182,916,253)
Death benefits	(107,042,406)	(23,857,359)	(19,523,694)	(29,779,657)	(37,114,092)
Increase (decrease) from contract transactions	(1,167,522,060)	(369,156,575)	(521,518,627)	(132,297,078)	(281,418,475)
Net assets at beginning of year	8,698,841,327	3,799,414,551	2,900,251,227	1,344,015,655	1,656,916,721
Net assets at end of year	$7,036,347,572	$3,155,125,531	$2,188,002,158	$1,148,665,107	$1,304,636,677

Accumulation unit activity
Units outstanding at beginning of year	5,535,497,338	2,232,169,830	1,694,431,842	951,569,497	1,166,068,886
Contract purchase payments	11,613,218	60,703,799	10,389,213	20,496,475	2,127,241
Net transfers(1)	(17,720,578)	(89,668,917)	(50,750,051)	(16,024,254)	(39,427,023)
Transfers for policy loans	184,776	28,125	171,666	54,166	60,445
Contract charges	(34,198,572)	(16,387,888)	(7,856,994)	(5,837,432)	(6,041,037)
Contract terminations:
Surrender benefits	(639,763,935)	(159,087,259)	(246,221,399)	(71,445,241)	(129,779,807)
Death benefits	(68,915,164)	(14,209,846)	(11,485,844)	(21,536,716)	(26,477,892)
Units outstanding at end of year	4,786,697,083	2,013,547,844	1,388,678,433	857,276,495	966,530,813

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	281

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$109,756	$(117,296)	$(265,373)	$(78,822)	$(68,320)
Net realized gain (loss) on sales of investments	(95,585)	395,281	4,002,473	267,435	155,876
Distributions from capital gains	112,203	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(281,006)	(1,155,183)	(5,813,242)	(757,891)	(1,076,198)
Net increase (decrease) in net assets resulting from operations	(154,632)	(877,198)	(2,076,142)	(569,278)	(988,642)

Contract transactions
Contract purchase payments	376,106	702,074	178,305	1,533,134	1,004,371
Net transfers(1)	(926,203)	(328,989)	(3,257,054)	353,384	(1,070)
Transfers for policy loans	525	(3,991)	6,333	(745)	958
Adjustments to net assets allocated to contracts in payment period	—	—	(4,024)	—	—
Contract charges	(1,566)	(2,581)	(62,532)	(1,703)	(1,261)
Contract terminations:
Surrender benefits	(533,397)	(474,526)	(3,518,094)	(342,789)	(231,395)
Death benefits	(184,120)	(232,710)	(309,604)	(16,830)	(19,807)
Increase (decrease) from contract transactions	(1,268,655)	(340,723)	(6,966,670)	1,524,451	751,796
Net assets at beginning of year	9,776,129	10,014,179	32,188,663	5,934,711	5,990,785
Net assets at end of year	$8,352,842	$8,796,258	$23,145,851	$6,889,884	$5,753,939

Accumulation unit activity
Units outstanding at beginning of year	8,695,828	4,700,207	17,028,591	2,729,176	2,920,215
Contract purchase payments	339,428	323,745	92,607	645,707	484,104
Net transfers(1)	(853,011)	(148,302)	(1,650,438)	139,008	2,605
Transfers for policy loans	468	(1,807)	3,249	(300)	482
Contract charges	(1,527)	(1,260)	(32,444)	(740)	(650)
Contract terminations:
Surrender benefits	(488,265)	(215,458)	(1,823,234)	(149,490)	(113,862)
Death benefits	(169,091)	(104,822)	(164,654)	(7,276)	(9,865)
Units outstanding at end of year	7,523,830	4,552,303	13,453,677	3,356,085	3,283,029

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

282	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(666,029)	$(1,001,164)	$(12,511,484)	$(8,770,045)	$2,349,388
Net realized gain (loss) on sales of investments	7,248,771	625,641	1,564,820	1,208,087	285,653
Distributions from capital gains	—	—	—	—	23,303,054
Net change in unrealized appreciation or depreciation of investments	(16,698,077)	(3,794,063)	(84,377,612)	(41,193,642)	(63,266,053)
Net increase (decrease) in net assets resulting from operations	(10,115,335)	(4,169,586)	(95,324,276)	(48,755,600)	(37,327,958)

Contract transactions
Contract purchase payments	578,864	37,498,526	442,781,145	306,128,285	2,139,818
Net transfers(1)	(2,180,268)	21,079,973	363,417,902	170,807,431	(479,941)
Transfers for policy loans	28,872	—	(489)	(247)	53,151
Adjustments to net assets allocated to contracts in payment period	(45,626)	(11,300)	—	—	(13,494)
Contract charges	(154,022)	(1,022,186)	(14,054,058)	(9,191,913)	(188,731)
Contract terminations:
Surrender benefits	(9,505,524)	(2,148,656)	(23,925,022)	(13,444,287)	(25,579,067)
Death benefits	(858,974)	(137,175)	(4,557,050)	(6,507,391)	(1,930,454)
Increase (decrease) from contract transactions	(12,136,678)	55,259,182	763,662,428	447,791,878	(25,998,718)
Net assets at beginning of year	83,615,097	77,086,692	948,181,416	675,916,308	224,310,750
Net assets at end of year	$61,363,084	$128,176,288	$1,616,519,568	$1,074,952,586	$160,984,074

Accumulation unit activity
Units outstanding at beginning of year	26,821,140	69,286,367	782,503,294	581,575,243	68,563,864
Contract purchase payments	194,031	33,813,847	360,034,103	261,901,394	758,578
Net transfers(1)	(687,625)	19,328,799	295,263,366	147,402,424	1,551
Transfers for policy loans	8,083	—	(404)	(131)	16,502
Contract charges	(49,585)	(923,262)	(11,478,444)	(7,887,495)	(58,499)
Contract terminations:
Surrender benefits	(3,048,320)	(1,937,536)	(19,560,265)	(11,536,278)	(8,319,974)
Death benefits	(276,908)	(123,867)	(3,712,697)	(5,605,420)	(570,978)
Units outstanding at end of year	22,960,816	119,444,348	1,403,048,953	965,849,737	60,391,044

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	283

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(2,159,309)	$31,231	$3,828,098	$(399,442)	$(788,588)
Net realized gain (loss) on sales of investments	(3,016,907)	1,266,636	(538,981)	2,484,874	2,834,303
Distributions from capital gains	62,992,223	1,618,698	8,590,407	4,920,101	7,662,875
Net change in unrealized appreciation or depreciation of investments	(59,641,203)	(3,755,771)	(18,635,023)	(10,635,939)	(10,377,764)
Net increase (decrease) in net assets resulting from operations	(1,825,196)	(839,206)	(6,755,499)	(3,630,406)	(669,174)

Contract transactions
Contract purchase payments	2,243,690	152,821	390,285	715,735	5,169,165
Net transfers(1)	(6,937,049)	(828,127)	237,412	(2,994,908)	7,739,348
Transfers for policy loans	(2,741)	9,838	3,268	26,546	(2,508)
Adjustments to net assets allocated to contracts in payment period	(24,769)	(43,109)	(9,025)	(23,534)	(9,768)
Contract charges	(218,354)	(19,700)	(41,668)	(33,492)	(36,029)
Contract terminations:
Surrender benefits	(33,138,972)	(2,601,580)	(4,374,229)	(6,085,771)	(8,979,675)
Death benefits	(2,456,228)	(581,606)	(485,813)	(423,840)	(597,492)
Increase (decrease) from contract transactions	(40,534,423)	(3,911,463)	(4,279,770)	(8,819,264)	3,283,041
Net assets at beginning of year	269,823,645	27,343,334	40,675,157	56,739,738	69,946,793
Net assets at end of year	$227,464,026	$22,592,665	$29,639,888	$44,290,068	$72,560,660

Accumulation unit activity
Units outstanding at beginning of year	73,899,614	11,066,633	23,600,822	20,486,958	25,823,604
Contract purchase payments	606,022	62,261	244,725	254,255	1,696,511
Net transfers(1)	(1,616,089)	(344,436)	111,488	(1,084,347)	2,325,294
Transfers for policy loans	1,518	3,966	2,951	9,203	(548)
Contract charges	(54,189)	(8,058)	(27,009)	(11,402)	(11,664)
Contract terminations:
Surrender benefits	(8,418,944)	(1,059,576)	(2,648,897)	(2,129,688)	(2,883,712)
Death benefits	(621,639)	(239,305)	(301,606)	(146,895)	(188,907)
Units outstanding at end of year	63,796,293	9,481,485	20,982,474	17,378,084	26,760,578

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

284	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2018 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$349,676
Net realized gain (loss) on sales of investments	(165,917)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(692,940)
Net increase (decrease) in net assets resulting from operations	(509,181)

Contract transactions
Contract purchase payments	763,556
Net transfers(1)	(592,243)
Transfers for policy loans	1,132
Adjustments to net assets allocated to contracts in payment period	(967)
Contract charges	(3,393)
Contract terminations:
Surrender benefits	(901,580)
Death benefits	(111,253)
Increase (decrease) from contract transactions	(844,748)
Net assets at beginning of year	10,224,341
Net assets at end of year	$8,870,412

Accumulation unit activity
Units outstanding at beginning of year	9,079,328
Contract purchase payments	695,830
Net transfers(1)	(536,329)
Transfers for policy loans	1,001
Contract charges	(3,113)
Contract terminations:
Surrender benefits	(816,907)
Death benefits	(102,139)
Units outstanding at end of year	8,317,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	285

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)

RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets

286	∎ RIVERSOURCE VARIABLE ACCOUNT 10

and liabilities as of December 31, 2019, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon VIF Intl Eq, Serv	BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares(1) (previously Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)(2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3))
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Value Fund (Class 2))
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Fund (Class 3))

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	287

Division	Fund
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2))
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3))
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)(3)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP AQR Intl Core Eq, Cl 2

CTIVP® – AQR International Core Equity Fund (Class 2)
(effective sometime during the second quarter of 2020, this Fund will be renamed to Variable Portfolio – Partners International Core Equity Fund (Class 2))

CTIVP AQR Man Fut Strategy, Cl 2	CTIVP® – AQR Managed Futures Strategy Fund (Class 2)(4)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP DFA Intl Val, Cl 2	CTIVP® – DFA International Value Fund (Class 2) (effective sometime during the second quarter of 2020, this Fund will be renamed to Variable Portfolio – Partners International Value Fund (Class 2))
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP Loomis Sayles Gro, Cl 2	CTIVP® – Loomis Sayles Growth Fund (Class 2)
CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Wm Blair Intl Leaders, Cl 2

CTIVP® – William Blair International Leaders Fund (Class 2)
(previously CTIVP® – Oppenheimer International Growth Fund (Class 2); effective sometime during the second quarter of 2020, this Fund will be renamed to Variable Portfolio – Partners International Growth Fund (Class 2))

DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco Opp VI Global, Ser II	Invesco Oppenheimer V.I. Global Fund, Series II Shares (previously Oppenheimer Global Fund/VA, Service Shares)
Inves Opp VI Gbl Strat Inc, Ser II	Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (previously Oppenheimer Global Strategic Income Fund/VA, Service Shares)
Invesco Opp VI Main St, Ser II	Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (previously Oppenheimer Main Street Fund®/VA, Service Shares)
Inves Opp VI Mn St Sm Cap, Ser II	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (previously Oppenheimer Main Street Small Cap Fund®/VA, Service Shares)

288	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(5)
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(6)
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy, Cl II	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares(7),(8)
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Gbl Tech, Serv

Janus Henderson VIT Global Technology Portfolio: Service Shares
(effective on or about April 29, 2020, this Fund will be renamed to Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares)

Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares (previously Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares)
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class)
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio (effective on or about March 16, 2020, this Fund was renamed to Third Avenue VST FFI Strategies Portfolio)
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)(9)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	289

Division	Fund
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2) (previously CTIVP® – MFS® Blended Research® Core Equity Fund (Class 2))
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3) (previously CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3))
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	BNY Mellon Variable Investment Fund, International Equity Portfolio – Service Shares is scheduled to liquidate on or about April 30, 2020.
(2)	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
(3)	Columbia Variable Portfolio – U.S. Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
(4)	CTIVP® – AQR Managed Futures Strategy Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.
(5)	Invesco V.I. Mid Cap Growth Fund, Series I Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares sometime during the second quarter of 2020.
(6)	Invesco V.I. Mid Cap Growth Fund, Series II Shares is scheduled to merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares sometime during the second quarter of 2020.
(7)	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson VIT Balanced Portfolio: Service Shares on April 27, 2018.
(8)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.
(9)	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) is scheduled to liquidate on or about April 24, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not therefore categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2019.

290	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. The Account adopted the standard on January 1, 2020. There was no impact of the standard to the Account’s financials condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	291

Product	Mortality and expense risk fee
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value. Effective May 4, 2020, the contract administrative charge will increase to $50 per year on the contract anniversary for certain products.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

292	∎ RIVERSOURCE VARIABLE ACCOUNT 10

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2019 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$2,579,872
AB VPS Global Thematic Gro, Cl B	1,845,892
AB VPS Gro & Inc, Cl B	13,481,120
AB VPS Intl Val, Cl B	2,884,203
AB VPS Lg Cap Gro, Cl B	24,786,817
ALPS Alerian Engy Infr, Class III	3,749,065
AC VP Intl, Cl I	574,448
AC VP Intl, Cl II	1,652,763
AC VP Mid Cap Val, Cl II	8,039,956
AC VP Ultra, Cl II	7,166,042
AC VP Val, Cl I	2,831,806
AC VP Val, Cl II	19,550,148
BlackRock Global Alloc, Cl III	8,001,812
BNY Mellon VIF Intl Eq, Serv	593,993
Calvert VP SRI Bal, Cl I	3,417,888
CB Var Sm Cap Gro, Cl I	3,548,417
Col VP Bal, Cl 3	31,752,945
Col VP Commodity Strategy, Cl 2	485,295
Col VP Contrarian Core, Cl 2	6,710,470
Col VP Disciplined Core, Cl 2	7,995,787
Col VP Disciplined Core, Cl 3	3,232,410
Col VP Div Abs Return, Cl 2	1,189,943
Col VP Divd Opp, Cl 2	10,560,221
Col VP Divd Opp, Cl 3	2,941,689
Col VP Emerg Mkts Bond, Cl 2	4,995,791
Col VP Emer Mkts, Cl 2	11,423,756
Col VP Emer Mkts, Cl 3	16,963,982
Col VP Global Strategic Inc, Cl 2	1,422,638
Col VP Global Strategic Inc, Cl 3	2,997,227
Col VP Govt Money Mkt, Cl 2	17,808,712
Col VP Govt Money Mkt, Cl 3	24,454,999
Col VP Hi Yield Bond, Cl 2	8,296,058
Col VP Hi Yield Bond, Cl 3	13,749,165
Col VP Inc Opp, Cl 2	4,994,620
Col VP Inc Opp, Cl 3	9,422,654
Col VP Inter Bond, Cl 2	16,406,334
Col VP Inter Bond, Cl 3	28,407,919
Col VP Lg Cap Gro, Cl 2	5,542,307
Col VP Lg Cap Gro, Cl 3	2,660,643
Col VP Lg Cap Index, Cl 3	51,107,785
Col VP Limited Duration Cr, Cl 2	14,476,958
Col VP Long Govt/Cr Bond, Cl 2	4,784,667
Col VP Mid Cap Gro, Cl 2	3,901,792
Col VP Mid Cap Gro, Cl 3	1,730,581
Col VP Overseas Core, Cl 2	6,821,200
Col VP Overseas Core, Cl 3	11,860,459
Col VP Select Lg Cap Val, Cl 2	5,143,547
Col VP Select Lg Cap Val, Cl 3	3,897,335
Col VP Select Mid Cap Val, Cl 2	4,060,612
Col VP Select Mid Cap Val, Cl 3	797,144
Col VP Select Sm Cap Val, Cl 2	1,878,863
Col VP Select Sm Cap Val, Cl 3	778,078
Col VP Strategic Inc, Cl 2	20,039,592
Col VP US Eq, Cl 2	1,291,413
Col VP US Govt Mtge, Cl 2	4,018,275

Division	Purchases
Col VP US Govt Mtge, Cl 3	$6,262,018
CS Commodity Return	758,887
CTIVP AC Div Bond, Cl 2	6,411,474
CTIVP AQR Intl Core Eq, Cl 2	1,711,858
CTIVP AQR Man Fut Strategy, Cl 2	1,343,275
CTIVP BR Gl Infl Prot Sec, Cl 2	4,448,259
CTIVP BR Gl Infl Prot Sec, Cl 3	6,861,727
CTIVP CenterSquare Real Est, Cl 2	3,692,113
CTIVP DFA Intl Val, Cl 2	5,221,836
CTIVP Lazard Intl Eq Adv, Cl 2	5,185,567
CTIVP Loomis Sayles Gro, Cl 1	1,751,603
CTIVP Loomis Sayles Gro, Cl 2	5,300,044
CTIVP LA Capital Lg Cap Gro, Cl 2	1,255,109
CTIVP MFS Val, Cl 2	8,859,669
CTIVP MS Adv, Cl 2	5,461,938
CTIVP T Rowe Price LgCap Val, Cl 2	4,596,838
CTIVP TCW Core Plus Bond, Cl 2	4,418,744
CTIVP Vty Sycamore Estb Val, Cl 2	6,047,145
CTIVP Vty Sycamore Estb Val, Cl 3	4,359,071
CTIVP WF Short Duration Govt, Cl 2	10,358,296
CTIVP Westfield Mid Cap Gro, Cl 2	2,707,106
CTIVP Wm Blair Intl Leaders, Cl 2	3,747,120
DWS Alt Asset Alloc VIP, Cl B	1,763,850
EV VT Floating-Rate Inc, Init Cl	6,075,244
Fid VIP Contrafund, Serv Cl 2	68,507,505
Fid VIP Gro & Inc, Serv Cl	4,967,438
Fid VIP Gro & Inc, Serv Cl 2	11,802,100
Fid VIP Mid Cap, Serv Cl	8,587,665
Fid VIP Mid Cap, Serv Cl 2	51,340,792
Fid VIP Overseas, Serv Cl	853,437
Fid VIP Overseas, Serv Cl 2	4,547,439
Fid VIP Strategic Inc, Serv Cl 2	40,458,980
Frank Global Real Est, Cl 2	5,624,326
Frank Inc, Cl 2	13,982,361
Frank Mutual Shares, Cl 2	12,523,769
Frank Sm Cap Val, Cl 2	27,844,715
GS VIT Mid Cap Val, Inst	6,099,599
GS VIT Multi-Strategy Alt, Advisor	1,650,466
GS VIT Sm Cap Eq Insights, Inst	505,892
GS VIT U.S. Eq Insights, Inst	7,096,279
Invesco Opp VI Global, Ser II	28,280,928
Inves Opp VI Gbl Strat Inc, Ser II	12,637,114
Invesco Opp VI Main St, Ser II	703,648
Inves Opp VI Mn St Sm Cap, Ser II	13,263,426
Invesco VI Am Fran, Ser I	1,914,862
Invesco VI Am Fran, Ser II	7,766,623
Invesco VI Bal Risk Alloc, Ser II	3,421,418
Invesco VI Comstock, Ser II	18,044,353
Invesco VI Core Eq, Ser I	8,691,956
Invesco VI Div Divd, Ser I	3,447,553
Invesco VI Div Divd, Ser II	1,824,008
Invesco VI Hlth, Ser II	2,999,873
Invesco VI Intl Gro, Ser II	5,219,084
Invesco VI Mid Cap Gro, Ser I	3,100,801
Invesco VI Mid Cap Gro, Ser II	2,288,603

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	293

Division	Purchases
Invesco VI Tech, Ser I	$3,038,328
Ivy VIP Asset Strategy, Cl II	2,420,105
Janus Henderson VIT Bal, Serv	33,055,219
Janus Henderson VIT Enter, Serv	1,607,572
Janus Henderson VIT Flex Bd, Serv	12,352,846
Janus Henderson VIT Gbl Tech, Serv	3,183,140
Janus Henderson VIT Overseas, Serv	523,880
Janus Henderson VIT Res, Serv	10,114,813
Lazard Ret Global Dyn MA, Serv	1,622,732
MFS Mass Inv Gro Stock, Serv Cl	8,678,745
MFS New Dis, Serv Cl	8,511,742
MFS Utilities, Serv Cl	15,694,944
MS VIF Dis, Cl II	20,053,465
MS VIF Global Real Est, Cl II	2,693,235
NB AMT Intl Eq, Cl S	967,580
NB AMT Sus Eq, Cl S	2,837,315
NB AMT US Eq Index PW Strat, Cl S	752,673
PIMCO VIT All Asset, Advisor Cl	3,975,173
PIMCO VIT Glb Man As Alloc, Adv Cl	1,057,499
PIMCO VIT Tot Return, Advisor Cl	16,215,498
Put VT Global Hlth Care, Cl IB	1,581,788
Put VT Intl Eq, Cl IB	373,970
Put VT Sus Leaders, Cl IA	10,198,594
Put VT Sus Leaders, Cl IB	5,621,728
Royce Micro-Cap, Invest Cl	1,248,313
Temp Global Bond, Cl 2	7,556,620
Third Ave Val	135,693
VanEck VIP Global Gold, Cl S	6,178,498
VP Aggr, Cl 2	28,024,998
VP Aggr, Cl 4	5,658,573
VP Col Wanger Intl Eq, Cl 2	6,792,137

Division	Purchases
VP Conserv, Cl 2	$96,936,105
VP Conserv, Cl 4	40,930,509
VP Man Risk, Cl 2	70,819,769
VP Man Risk US, Cl 2	86,151,039
VP Man Vol Conserv, Cl 2	143,315,906
VP Man Vol Conserv Gro, Cl 2	125,179,749
VP Man Vol Gro, Cl 2	419,698,554
VP Man Vol Mod Gro, Cl 2	148,682,772
VP Mod, Cl 2	236,603,966
VP Mod, Cl 4	8,879,945
VP Mod Aggr, Cl 2	50,693,536
VP Mod Aggr, Cl 4	7,343,308
VP Mod Conserv, Cl 2	122,874,068
VP Mod Conserv, Cl 4	31,305,441
VP Ptnrs Core Bond, Cl 2	3,036,585
VP Ptnrs Core Eq, Cl 2	660,330
VP Ptnrs Core Eq, Cl 3	488,077
VP Ptnrs Sm Cap Gro, Cl 2	1,843,640
VP Ptnrs Sm Cap Val, Cl 2	1,041,002
VP Ptnrs Sm Cap Val, Cl 3	1,203,506
VP US Flex Conserv Gro, Cl 2	128,974,407
VP US Flex Gro, Cl 2	887,025,010
VP US Flex Mod Gro, Cl 2	456,381,430
Wanger Intl	18,193,733
Wanger USA	45,810,387
WF VT Index Asset Alloc, Cl 2	2,566,143
WF VT Intl Eq, Cl 2	15,774,220
WF VT Opp, Cl 2	6,929,892
WF VT Sm Cap Gro, Cl 2	20,540,895
WA Var Global Hi Yd Bond, Cl II	3,716,190

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2019	9,012	$1.34	to	$1.23	$11,673	1.80%	0.55%	to	1.90%	14.61%	to	13.07%
2018	7,870	$1.17	to	$1.08	$8,930	1.54%	0.55%	to	1.90%	(7.86%)	to	(9.10%)
2017	7,130	$1.27	to	$1.19	$8,841	1.80%	0.55%	to	1.90%	13.70%	to	12.17%
2016	6,933	$1.12	to	$1.06	$7,612	0.59%	0.55%	to	1.90%	2.80%	to	1.43%
2015	7,149	$1.09	to	$1.05	$7,673	0.72%	0.55%	to	1.90%	(1.84%)	to	(3.16%)
AB VPS Global Thematic Gro, Cl B
2019	3,339	$2.20	to	$1.97	$7,016	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	3,433	$1.71	to	$1.54	$5,616	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	4,683	$1.91	to	$1.74	$8,645	0.28%	0.55%	to	1.45%	35.55%	to	34.34%
2016	4,682	$1.41	to	$1.29	$6,365	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
2015	5,933	$1.43	to	$1.32	$8,205	—	0.55%	to	1.45%	2.08%	to	1.17%
AB VPS Gro & Inc, Cl B
2019	29,990	$2.94	to	$2.33	$82,516	1.02%	0.55%	to	1.45%	22.93%	to	21.83%
2018	33,116	$2.39	to	$1.91	$74,356	0.73%	0.55%	to	1.45%	(6.36%)	to	(7.21%)
2017	36,558	$2.55	to	$2.06	$87,981	1.25%	0.55%	to	1.45%	17.95%	to	16.89%
2016	43,394	$2.16	to	$1.76	$88,721	0.82%	0.55%	to	1.45%	10.46%	to	9.48%
2015	52,090	$1.96	to	$1.61	$96,796	1.16%	0.55%	to	1.45%	0.87%	to	(0.03%)

294	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Intl Val, Cl B
2019	60,148	$1.98	to	$0.86	$93,276	0.77%	0.55%	to	1.45%	16.15%	to	15.11%
2018	69,012	$1.70	to	$0.74	$92,028	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	78,291	$2.23	to	$0.98	$136,442	1.91%	0.55%	to	1.45%	24.41%	to	23.30%
2016	90,606	$1.79	to	$0.79	$127,863	1.04%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
2015	106,605	$1.81	to	$0.81	$154,352	2.13%	0.55%	to	1.45%	1.84%	to	0.93%
AB VPS Lg Cap Gro, Cl B
2019	23,413	$3.04	to	$2.76	$86,613	—	0.60%	to	1.90%	33.56%	to	31.84%
2018	21,357	$2.28	to	$2.09	$59,299	—	0.60%	to	1.90%	1.71%	to	0.39%
2017	18,162	$2.24	to	$2.08	$49,952	—	0.60%	to	1.90%	30.89%	to	29.21%
2016	15,149	$1.71	to	$1.61	$31,735	—	0.60%	to	1.90%	1.74%	to	0.43%
2015	14,389	$1.68	to	$1.61	$29,726	—	0.60%	to	1.90%	10.19%	to	8.77%
ALPS Alerian Engy Infr, Class III
2019	35,763	$0.98	to	$0.89	$33,932	1.50%	0.55%	to	1.90%	19.75%	to	18.15%
2018	40,353	$0.82	to	$0.76	$32,131	1.69%	0.55%	to	1.90%	(19.40%)	to	(20.49%)
2017	46,826	$1.01	to	$0.95	$46,485	1.84%	0.55%	to	1.90%	(1.38%)	to	(2.70%)
2016	48,709	$1.03	to	$0.98	$49,295	2.28%	0.55%	to	1.90%	40.03%	to	38.16%
2015	47,078	$0.73	to	$0.71	$34,207	0.73%	0.55%	to	1.90%	(38.26%)	to	(39.10%)
AC VP Intl, Cl I
2019	4,271	$2.03	to	$1.87	$8,221	0.88%	0.55%	to	0.95%	27.72%	to	27.21%
2018	4,951	$1.59	to	$1.47	$7,484	1.29%	0.55%	to	0.95%	(15.69%)	to	(16.03%)
2017	5,612	$1.88	to	$1.75	$10,081	0.88%	0.55%	to	0.95%	30.49%	to	29.97%
2016	6,356	$1.44	to	$1.35	$8,770	1.11%	0.55%	to	0.95%	(6.02%)	to	(6.39%)
2015	7,580	$1.54	to	$1.44	$11,149	0.38%	0.55%	to	0.95%	0.21%	to	(0.19%)
AC VP Intl, Cl II
2019	9,677	$2.19	to	$2.26	$20,637	0.75%	0.55%	to	1.20%	27.44%	to	26.61%
2018	11,651	$1.72	to	$1.79	$19,548	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	12,767	$2.04	to	$2.13	$25,480	0.76%	0.55%	to	1.20%	30.22%	to	29.38%
2016	14,614	$1.57	to	$1.65	$22,462	0.95%	0.55%	to	1.20%	(6.07%)	to	(6.68%)
2015	17,513	$1.67	to	$1.77	$28,720	0.22%	0.55%	to	1.20%	(0.04%)	to	(0.69%)
AC VP Mid Cap Val, Cl II
2019	19,355	$2.59	to	$2.86	$52,756	1.91%	0.55%	to	1.45%	28.29%	to	27.14%
2018	23,734	$2.02	to	$2.25	$50,642	1.25%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	29,035	$2.34	to	$2.62	$71,937	1.40%	0.55%	to	1.45%	10.86%	to	9.87%
2016	30,815	$2.11	to	$2.39	$69,235	1.58%	0.55%	to	1.45%	22.05%	to	20.96%
2015	27,860	$1.73	to	$1.98	$51,690	1.51%	0.55%	to	1.45%	(2.12%)	to	(3.00%)
AC VP Ultra, Cl II
2019	11,208	$3.47	to	$3.22	$37,737	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	12,466	$2.60	to	$2.43	$31,543	0.11%	0.55%	to	1.45%	0.04%	to	(0.86%)
2017	11,436	$2.60	to	$2.45	$29,024	0.24%	0.55%	to	1.45%	31.28%	to	30.11%
2016	13,236	$1.98	to	$1.88	$25,606	0.20%	0.55%	to	1.45%	3.78%	to	2.85%
2015	15,654	$1.91	to	$1.83	$29,264	0.29%	0.55%	to	1.45%	5.47%	to	4.52%
AC VP Val, Cl I
2019	8,222	$4.17	to	$3.85	$32,899	2.11%	0.55%	to	0.95%	26.34%	to	25.83%
2018	9,425	$3.30	to	$3.06	$29,909	1.63%	0.55%	to	0.95%	(9.65%)	to	(10.01%)
2017	11,135	$3.66	to	$3.40	$39,156	1.64%	0.55%	to	0.95%	8.15%	to	7.72%
2016	13,292	$3.38	to	$3.16	$43,279	1.74%	0.55%	to	0.95%	19.82%	to	19.34%
2015	14,990	$2.82	to	$2.64	$40,804	2.11%	0.55%	to	0.95%	(4.41%)	to	(4.79%)
AC VP Val, Cl II
2019	63,453	$3.47	to	$1.94	$184,130	1.96%	0.55%	to	1.90%	26.23%	to	24.53%
2018	71,718	$2.75	to	$1.56	$165,850	1.49%	0.55%	to	1.90%	(9.78%)	to	(10.99%)
2017	81,490	$3.05	to	$1.75	$210,213	1.50%	0.55%	to	1.90%	7.98%	to	6.54%
2016	92,076	$2.82	to	$1.65	$221,303	1.60%	0.55%	to	1.90%	19.62%	to	18.01%
2015	97,410	$2.36	to	$1.39	$198,663	1.97%	0.55%	to	1.90%	(4.55%)	to	(5.83%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	295

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl III
2019	51,774	$1.47	to	$1.33	$73,748	1.25%	0.55%	to	1.90%	17.11%	to	15.55%
2018	58,332	$1.26	to	$1.15	$71,337	0.83%	0.55%	to	1.90%	(8.09%)	to	(9.32%)
2017	62,869	$1.37	to	$1.27	$84,099	1.30%	0.55%	to	1.90%	13.09%	to	11.58%
2016	64,910	$1.21	to	$1.14	$77,157	1.20%	0.55%	to	1.90%	3.24%	to	1.86%
2015	66,771	$1.17	to	$1.11	$77,615	1.11%	0.55%	to	1.90%	(1.54%)	to	(2.86%)
BNY Mellon VIF Intl Eq, Serv
2019	2,725	$1.42	to	$1.31	$3,796	1.05%	0.85%	to	1.45%	18.76%	to	18.05%
2018	3,486	$1.20	to	$1.11	$4,088	1.05%	0.85%	to	1.45%	(16.62%)	to	(17.12%)
2017	4,103	$1.43	to	$1.34	$5,778	0.79%	0.85%	to	1.45%	25.94%	to	25.19%
2016	4,902	$1.14	to	$1.07	$5,493	0.65%	0.85%	to	1.45%	(6.62%)	to	(7.18%)
2015	5,715	$1.22	to	$1.15	$6,868	3.10%	0.85%	to	1.45%	0.31%	to	(0.29%)
Calvert VP SRI Bal, Cl I
2019	10,384	$2.24	to	$2.26	$22,358	1.56%	0.55%	to	1.20%	23.72%	to	22.92%
2018	10,525	$1.81	to	$1.83	$18,359	1.74%	0.55%	to	1.20%	(3.20%)	to	(3.84%)
2017	11,496	$1.87	to	$1.91	$20,774	1.99%	0.55%	to	1.20%	11.38%	to	10.66%
2016	12,996	$1.68	to	$1.72	$21,154	1.79%	0.55%	to	1.20%	7.27%	to	6.57%
2015	14,554	$1.56	to	$1.62	$22,160	0.11%	0.55%	to	1.20%	(2.73%)	to	(3.36%)
CB Var Sm Cap Gro, Cl I
2019	6,213	$3.09	to	$2.76	$18,309	—	0.55%	to	1.45%	26.18%	to	25.05%
2018	6,985	$2.45	to	$2.21	$16,344	—	0.55%	to	1.45%	2.87%	to	1.94%
2017	6,510	$2.38	to	$2.17	$14,873	—	0.55%	to	1.45%	23.59%	to	22.48%
2016	7,747	$1.93	to	$1.77	$14,373	—	0.55%	to	1.45%	5.22%	to	4.28%
2015	9,219	$1.83	to	$1.70	$16,327	—	0.55%	to	1.45%	(4.90%)	to	(5.75%)
Col VP Bal, Cl 3
2019	200,210	$2.59	to	$1.73	$493,462	—	0.55%	to	1.90%	22.11%	to	20.47%
2018	209,029	$2.13	to	$1.44	$424,747	—	0.55%	to	1.90%	(6.41%)	to	(7.67%)
2017	221,556	$2.27	to	$1.56	$485,154	—	0.55%	to	1.90%	13.89%	to	12.37%
2016	214,583	$1.99	to	$1.39	$418,875	—	0.55%	to	1.90%	5.82%	to	4.41%
2015	169,241	$1.88	to	$1.33	$322,448	—	0.55%	to	1.90%	1.15%	to	(0.20%)
Col VP Commodity Strategy, Cl 2
2019	8,107	$0.57	to	$0.52	$4,460	0.93%	0.55%	to	1.90%	7.19%	to	5.75%
2018	8,710	$0.53	to	$0.49	$4,491	—	0.55%	to	1.90%	(14.64%)	to	(15.79%)
2017	7,268	$0.62	to	$0.58	$4,412	5.58%	0.55%	to	1.90%	1.15%	to	(0.20%)
2016	5,510	$0.61	to	$0.58	$3,324	—	0.55%	to	1.90%	11.75%	to	10.26%
2015	3,877	$0.55	to	$0.53	$2,105	—	0.55%	to	1.90%	(24.19%)	to	(25.21%)
Col VP Contrarian Core, Cl 2
2019	48,211	$2.17	to	$1.98	$101,337	—	0.55%	to	1.90%	32.08%	to	30.31%
2018	52,094	$1.64	to	$1.52	$83,307	—	0.55%	to	1.90%	(9.64%)	to	(10.86%)
2017	57,727	$1.82	to	$1.70	$102,614	—	0.55%	to	1.90%	20.82%	to	19.21%
2016	52,933	$1.50	to	$1.43	$78,269	—	0.55%	to	1.90%	7.82%	to	6.37%
2015	38,725	$1.39	to	$1.34	$53,333	—	0.55%	to	1.90%	2.17%	to	0.80%
Col VP Disciplined Core, Cl 2
2019	10,947	$2.35	to	$2.14	$35,044	—	0.60%	to	1.90%	23.72%	to	22.12%
2018	9,735	$1.90	to	$1.75	$25,363	—	0.60%	to	1.90%	(4.43%)	to	(5.67%)
2017	7,745	$1.99	to	$1.85	$21,197	—	0.60%	to	1.90%	23.32%	to	21.74%
2016	7,392	$1.61	to	$1.52	$16,491	—	0.60%	to	1.90%	7.18%	to	5.79%
2015	7,271	$1.50	to	$1.44	$15,219	—	0.60%	to	1.90%	0.02%	to	(1.27%)
Col VP Disciplined Core, Cl 3
2019	131,960	$2.34	to	$2.47	$346,230	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	147,359	$1.89	to	$2.01	$312,920	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	166,607	$1.97	to	$2.12	$369,908	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	191,848	$1.60	to	$1.73	$344,384	—	0.55%	to	1.45%	7.35%	to	6.38%
2015	223,570	$1.49	to	$1.63	$373,288	—	0.55%	to	1.45%	0.21%	to	(0.70%)

296	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Div Abs Return, Cl 2
2019	4,424	$0.83	to	$0.76	$3,560	—	0.55%	to	1.90%	1.52%	to	0.15%
2018	3,749	$0.82	to	$0.76	$2,989	—	0.55%	to	1.90%	(9.24%)	to	(10.46%)
2017	3,975	$0.90	to	$0.85	$3,511	—	0.55%	to	1.90%	2.03%	to	0.67%
2016	4,827	$0.89	to	$0.84	$4,199	—	0.55%	to	1.90%	(3.16%)	to	(4.46%)
2015	5,666	$0.91	to	$0.88	$5,116	—	0.55%	to	1.90%	(1.38%)	to	(2.70%)
Col VP Divd Opp, Cl 2
2019	27,679	$1.98	to	$1.80	$65,706	—	0.60%	to	1.90%	23.02%	to	21.43%
2018	25,322	$1.61	to	$1.48	$49,034	—	0.60%	to	1.90%	(6.57%)	to	(7.79%)
2017	26,306	$1.72	to	$1.61	$54,634	—	0.60%	to	1.90%	13.44%	to	11.98%
2016	24,409	$1.52	to	$1.44	$44,864	—	0.60%	to	1.90%	12.73%	to	11.28%
2015	20,272	$1.34	to	$1.29	$33,008	—	0.60%	to	1.90%	(3.46%)	to	(4.72%)
Col VP Divd Opp, Cl 3
2019	148,528	$3.62	to	$1.98	$456,364	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	172,206	$2.93	to	$1.62	$430,290	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	206,320	$3.13	to	$1.75	$552,055	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	246,769	$2.76	to	$1.55	$581,936	—	0.55%	to	1.45%	12.90%	to	11.88%
2015	284,856	$2.44	to	$1.39	$600,828	—	0.55%	to	1.45%	(3.30%)	to	(4.17%)
Col VP Emerg Mkts Bond, Cl 2
2019	13,256	$1.13	to	$1.03	$14,563	4.87%	0.55%	to	1.90%	11.47%	to	9.98%
2018	13,128	$1.01	to	$0.94	$12,998	4.32%	0.55%	to	1.90%	(7.89%)	to	(9.13%)
2017	13,655	$1.10	to	$1.03	$14,750	4.45%	0.55%	to	1.90%	11.08%	to	9.59%
2016	9,543	$0.99	to	$0.94	$9,334	2.39%	0.55%	to	1.90%	10.47%	to	8.99%
2015	8,568	$0.90	to	$0.87	$7,633	1.59%	0.55%	to	1.90%	(1.86%)	to	(3.17%)
Col VP Emer Mkts, Cl 2
2019	32,611	$1.40	to	$1.27	$47,056	0.14%	0.60%	to	1.90%	30.49%	to	28.80%
2018	32,458	$1.07	to	$0.99	$36,052	0.25%	0.60%	to	1.90%	(22.14%)	to	(23.15%)
2017	27,657	$1.38	to	$1.28	$39,615	0.02%	0.60%	to	1.90%	46.00%	to	44.13%
2016	19,212	$0.95	to	$0.89	$18,935	0.07%	0.60%	to	1.90%	4.18%	to	2.84%
2015	17,688	$0.91	to	$0.87	$16,835	0.10%	0.60%	to	1.90%	(9.59%)	to	(10.78%)
Col VP Emer Mkts, Cl 3
2019	45,589	$3.46	to	$1.96	$125,995	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	53,483	$2.65	to	$1.51	$113,557	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	60,139	$3.40	to	$1.95	$164,139	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	66,944	$2.32	to	$1.35	$125,958	0.11%	0.55%	to	1.45%	4.39%	to	3.46%
2015	79,795	$2.23	to	$1.30	$145,955	0.12%	0.55%	to	1.45%	(9.50%)	to	(10.31%)
Col VP Global Strategic Inc, Cl 2
2019	9,897	$0.95	to	$0.86	$9,811	—	0.60%	to	1.90%	10.10%	to	8.67%
2018	9,765	$0.86	to	$0.79	$8,829	3.97%	0.60%	to	1.90%	(6.08%)	to	(7.29%)
2017	9,388	$0.92	to	$0.86	$9,083	—	0.60%	to	1.90%	5.07%	to	3.71%
2016	8,946	$0.87	to	$0.83	$8,284	—	0.60%	to	1.90%	(1.93%)	to	(3.20%)
2015	8,965	$0.89	to	$0.85	$8,502	—	0.60%	to	1.90%	(6.77%)	to	(7.99%)
Col VP Global Strategic Inc, Cl 3
2019	43,214	$1.85	to	$1.18	$69,749	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	49,751	$1.67	to	$1.08	$73,103	4.33%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	59,884	$1.78	to	$1.16	$93,743	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	71,304	$1.69	to	$1.11	$106,327	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)
2015	86,488	$1.72	to	$1.14	$131,896	—	0.55%	to	1.45%	(6.69%)	to	(7.53%)
Col VP Govt Money Mkt, Cl 2
2019	54,408	$0.98	to	$0.89	$50,523	1.60%	0.60%	to	1.90%	1.03%	to	(0.30%)
2018	61,162	$0.97	to	$0.89	$56,526	1.35%	0.60%	to	1.90%	0.65%	to	(0.66%)
2017	28,544	$0.97	to	$0.90	$26,295	0.18%	0.60%	to	1.90%	(0.42%)	to	(1.70%)
2016	31,009	$0.97	to	$0.91	$28,848	0.01%	0.60%	to	1.90%	(0.60%)	to	(1.88%)
2015	25,783	$0.98	to	$0.93	$24,231	0.01%	0.60%	to	1.90%	(0.59%)	to	(1.88%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	297

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 3
2019	86,619	$1.22	to	$0.94	$96,069	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	105,979	$1.20	to	$0.93	$116,885	1.36%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	109,560	$1.19	to	$0.93	$120,109	0.29%	0.55%	to	1.45%	(0.25%)	to	(1.14%)
2016	139,734	$1.19	to	$0.94	$153,262	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.42%)
2015	149,791	$1.20	to	$0.96	$166,145	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.43%)
Col VP Hi Yield Bond, Cl 2
2019	28,414	$1.51	to	$1.36	$48,520	5.77%	0.60%	to	1.90%	15.83%	to	14.33%
2018	28,916	$1.30	to	$1.19	$42,838	5.53%	0.60%	to	1.90%	(4.57%)	to	(5.82%)
2017	30,941	$1.37	to	$1.27	$48,166	5.41%	0.60%	to	1.90%	5.54%	to	4.18%
2016	27,892	$1.29	to	$1.22	$41,301	6.01%	0.60%	to	1.90%	10.99%	to	9.56%
2015	25,990	$1.17	to	$1.11	$34,780	6.09%	0.60%	to	1.90%	(1.99%)	to	(3.26%)
Col VP Hi Yield Bond, Cl 3
2019	66,858	$3.07	to	$2.10	$185,992	5.75%	0.55%	to	1.45%	16.08%	to	15.04%
2018	78,729	$2.64	to	$1.83	$189,434	5.46%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	100,651	$2.77	to	$1.93	$253,612	5.36%	0.55%	to	1.45%	5.83%	to	4.88%
2016	118,309	$2.62	to	$1.84	$283,326	6.00%	0.55%	to	1.45%	11.11%	to	10.11%
2015	138,677	$2.36	to	$1.67	$300,720	6.00%	0.55%	to	1.45%	(1.68%)	to	(2.56%)
Col VP Inc Opp, Cl 2
2019	17,985	$1.48	to	$1.34	$29,843	4.81%	0.60%	to	1.90%	15.44%	to	13.94%
2018	18,059	$1.29	to	$1.18	$26,096	4.76%	0.60%	to	1.90%	(4.48%)	to	(5.72%)
2017	19,145	$1.35	to	$1.25	$29,072	6.06%	0.60%	to	1.90%	5.56%	to	4.20%
2016	18,121	$1.28	to	$1.20	$26,177	6.71%	0.60%	to	1.90%	10.15%	to	8.72%
2015	74,168	$0.91	to	$1.10	$87,145	9.14%	0.55%	to	1.90%	(1.75%)	to	(3.07%)
Col VP Inc Opp, Cl 3
2019	49,492	$2.49	to	$2.05	$114,398	4.99%	0.55%	to	1.45%	15.59%	to	14.56%
2018	57,728	$2.15	to	$1.79	$115,887	4.80%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	76,235	$2.25	to	$1.89	$160,428	6.04%	0.55%	to	1.45%	5.80%	to	4.86%
2016	91,441	$2.13	to	$1.80	$182,316	12.20%	0.55%	to	1.45%	10.25%	to	9.26%
2015	71,368	$1.93	to	$1.65	$130,021	9.12%	0.55%	to	1.45%	(1.56%)	to	(2.45%)
Col VP Inter Bond, Cl 2
2019	38,012	$1.22	to	$1.11	$48,594	2.96%	0.60%	to	1.90%	8.38%	to	6.98%
2018	29,161	$1.13	to	$1.03	$34,487	2.14%	0.60%	to	1.90%	(0.45%)	to	(1.75%)
2017	29,299	$1.13	to	$1.05	$34,971	2.54%	0.60%	to	1.90%	2.99%	to	1.67%
2016	27,447	$1.10	to	$1.03	$31,946	1.48%	0.60%	to	1.90%	3.81%	to	2.48%
2015	20,898	$1.06	to	$1.01	$23,558	1.22%	0.60%	to	1.90%	(0.64%)	to	(1.93%)
Col VP Inter Bond, Cl 3
2019	159,192	$2.17	to	$1.49	$305,425	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	167,470	$2.00	to	$1.38	$298,059	2.22%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	203,734	$2.01	to	$1.40	$364,529	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	237,642	$1.95	to	$1.37	$413,783	1.66%	0.55%	to	1.45%	3.97%	to	3.03%
2015	271,785	$1.87	to	$1.33	$458,449	1.33%	0.55%	to	1.45%	(0.38%)	to	(1.28%)
Col VP Lg Cap Gro, Cl 2
2019	16,736	$2.65	to	$2.39	$56,838	—	0.60%	to	1.90%	34.72%	to	32.98%
2018	16,548	$1.96	to	$1.80	$41,906	—	0.60%	to	1.90%	(4.71%)	to	(5.95%)
2017	14,415	$2.06	to	$1.91	$38,582	—	0.60%	to	1.90%	27.08%	to	25.44%
2016	12,841	$1.62	to	$1.52	$27,203	—	0.60%	to	1.90%	0.42%	to	(0.88%)
2015	11,612	$1.61	to	$1.54	$24,647	—	0.60%	to	1.90%	8.16%	to	6.76%
Col VP Lg Cap Gro, Cl 3
2019	62,416	$2.00	to	$2.74	$128,985	—	0.55%	to	1.45%	35.02%	to	33.80%
2018	73,335	$1.48	to	$2.05	$112,703	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	84,182	$1.55	to	$2.17	$135,480	—	0.55%	to	1.45%	27.25%	to	26.11%
2016	97,951	$1.22	to	$1.72	$124,429	—	0.55%	to	1.45%	0.62%	to	(0.29%)
2015	123,331	$1.21	to	$1.72	$155,892	—	0.55%	to	1.45%	8.40%	to	7.42%

298	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2019	156,149	$2.67	to	$2.27	$420,166	—	0.55%	to	1.90%	30.23%	to	28.49%
2018	149,134	$2.05	to	$1.76	$309,702	—	0.55%	to	1.90%	(5.34%)	to	(6.62%)
2017	142,086	$2.16	to	$1.89	$313,622	—	0.55%	to	1.90%	20.62%	to	19.01%
2016	131,933	$1.79	to	$1.59	$241,925	—	0.55%	to	1.90%	10.90%	to	9.41%
2015	127,927	$1.62	to	$1.45	$211,512	—	0.55%	to	1.90%	0.31%	to	(1.04%)
Col VP Limited Duration Cr, Cl 2
2019	39,044	$1.04	to	$1.02	$43,437	2.09%	0.55%	to	1.90%	6.88%	to	5.44%
2018	36,076	$0.97	to	$0.97	$37,787	1.64%	0.55%	to	1.90%	(0.57%)	to	(1.90%)
2017	30,588	$0.98	to	$0.99	$32,256	2.06%	0.55%	to	1.90%	1.25%	to	(0.10%)
2016	27,833	$0.96	to	$0.99	$29,208	3.66%	0.55%	to	1.90%	4.71%	to	3.30%
2015	18,413	$0.92	to	$0.96	$18,595	5.26%	0.55%	to	1.90%	(3.02%)	to	(4.32%)
Col VP Long Govt/Cr Bond, Cl 2
2019	12,488	$1.25	to	$1.14	$15,275	2.52%	0.55%	to	1.90%	18.77%	to	17.17%
2018	11,169	$1.05	to	$0.98	$11,586	3.20%	0.55%	to	1.90%	(5.90%)	to	(7.17%)
2017	13,756	$1.12	to	$1.05	$15,180	3.16%	0.55%	to	1.90%	10.39%	to	8.91%
2016	16,070	$1.01	to	$0.96	$16,134	1.76%	0.55%	to	1.90%	2.22%	to	0.85%
2015	12,315	$0.99	to	$0.96	$12,089	1.80%	0.55%	to	1.90%	(0.76%)	to	(2.10%)
Col VP Mid Cap Gro, Cl 2
2019	8,303	$2.18	to	$1.98	$21,266	—	0.60%	to	1.90%	34.02%	to	32.29%
2018	7,688	$1.62	to	$1.49	$14,753	—	0.60%	to	1.90%	(5.55%)	to	(6.78%)
2017	6,345	$1.72	to	$1.60	$12,937	—	0.60%	to	1.90%	21.94%	to	20.37%
2016	5,219	$1.41	to	$1.33	$8,788	—	0.60%	to	1.90%	1.42%	to	0.11%
2015	5,718	$1.39	to	$1.33	$9,517	—	0.60%	to	1.90%	4.74%	to	3.38%
Col VP Mid Cap Gro, Cl 3
2019	27,275	$3.40	to	$2.54	$77,186	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	31,843	$2.53	to	$1.91	$67,559	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	35,762	$2.68	to	$2.03	$80,801	—	0.55%	to	1.45%	22.12%	to	21.03%
2016	40,449	$2.19	to	$1.68	$75,222	—	0.55%	to	1.45%	1.60%	to	0.69%
2015	48,189	$2.16	to	$1.67	$88,863	—	0.55%	to	1.45%	4.92%	to	3.97%
Col VP Overseas Core, Cl 2
2019	14,848	$1.45	to	$1.35	$23,958	1.82%	0.60%	to	1.90%	24.38%	to	22.80%
2018	14,449	$1.17	to	$1.10	$18,772	2.55%	0.60%	to	1.90%	(17.31%)	to	(18.39%)
2017	14,688	$1.41	to	$1.35	$23,191	1.82%	0.60%	to	1.90%	26.42%	to	24.79%
2016	13,655	$1.12	to	$1.08	$17,136	1.47%	0.60%	to	1.90%	(6.83%)	to	(8.03%)
2015	10,350	$1.20	to	$1.17	$14,008	0.79%	0.60%	to	1.90%	4.32%	to	2.97%
Col VP Overseas Core, Cl 3
2019	42,438	$1.56	to	$1.43	$69,942	1.96%	0.55%	to	1.45%	24.63%	to	23.52%
2018	50,268	$1.25	to	$1.16	$66,585	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	59,162	$1.51	to	$1.41	$94,655	1.98%	0.55%	to	1.45%	26.67%	to	25.54%
2016	70,244	$1.20	to	$1.12	$88,734	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)
2015	59,941	$1.28	to	$1.21	$83,040	0.92%	0.55%	to	1.45%	4.46%	to	3.51%
Col VP Select Lg Cap Val, Cl 2
2019	9,809	$2.26	to	$2.08	$28,733	—	0.60%	to	1.90%	25.67%	to	24.05%
2018	9,372	$1.80	to	$1.67	$21,959	—	0.60%	to	1.90%	(12.98%)	to	(14.11%)
2017	7,586	$2.06	to	$1.95	$20,506	—	0.60%	to	1.90%	19.99%	to	18.45%
2016	6,119	$1.72	to	$1.65	$13,836	—	0.60%	to	1.90%	18.92%	to	17.39%
2015	5,743	$1.45	to	$1.40	$10,942	—	0.60%	to	1.90%	(5.72%)	to	(6.94%)
Col VP Select Lg Cap Val, Cl 3
2019	13,028	$3.14	to	$2.40	$36,838	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	14,388	$2.50	to	$1.92	$32,487	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	15,242	$2.87	to	$2.23	$39,807	—	0.55%	to	1.45%	20.14%	to	19.07%
2016	15,367	$2.38	to	$1.87	$33,622	—	0.55%	to	1.45%	19.16%	to	18.09%
2015	19,234	$2.00	to	$1.58	$35,588	—	0.55%	to	1.45%	(5.55%)	to	(6.40%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	299

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Mid Cap Val, Cl 2
2019	11,553	$2.14	to	$1.95	$30,378	—	0.60%	to	1.90%	30.46%	to	28.78%
2018	11,225	$1.64	to	$1.51	$22,699	—	0.60%	to	1.90%	(14.03%)	to	(15.15%)
2017	11,002	$1.90	to	$1.78	$25,938	—	0.60%	to	1.90%	12.60%	to	11.16%
2016	9,638	$1.69	to	$1.60	$20,279	—	0.60%	to	1.90%	13.17%	to	11.71%
2015	8,426	$1.49	to	$1.43	$15,690	—	0.60%	to	1.90%	(5.66%)	to	(6.88%)
Col VP Select Mid Cap Val, Cl 3
2019	18,698	$3.13	to	$2.21	$50,177	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	22,628	$2.39	to	$1.71	$46,653	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	27,611	$2.78	to	$2.00	$66,373	—	0.55%	to	1.45%	12.77%	to	11.76%
2016	34,278	$2.46	to	$1.79	$73,343	—	0.55%	to	1.45%	13.38%	to	12.36%
2015	41,416	$2.17	to	$1.59	$78,816	—	0.55%	to	1.45%	(5.48%)	to	(6.33%)
Col VP Select Sm Cap Val, Cl 2
2019	5,336	$1.91	to	$1.76	$12,996	—	0.60%	to	1.90%	16.74%	to	15.23%
2018	5,436	$1.64	to	$1.52	$11,408	—	0.60%	to	1.90%	(13.34%)	to	(14.47%)
2017	5,245	$1.89	to	$1.78	$12,744	—	0.60%	to	1.90%	11.40%	to	9.96%
2016	4,880	$1.69	to	$1.62	$10,720	—	0.60%	to	1.90%	12.99%	to	11.53%
2015	4,357	$1.50	to	$1.45	$8,525	—	0.60%	to	1.90%	(3.88%)	to	(5.12%)
Col VP Select Sm Cap Val, Cl 3
2019	10,587	$3.73	to	$2.03	$33,704	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	12,563	$3.19	to	$1.75	$34,140	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	14,554	$3.67	to	$2.04	$45,595	—	0.55%	to	1.45%	11.58%	to	10.59%
2016	17,393	$3.29	to	$1.84	$49,321	—	0.55%	to	1.45%	13.21%	to	12.19%
2015	20,664	$2.91	to	$1.64	$52,103	—	0.55%	to	1.45%	(3.76%)	to	(4.63%)
Col VP Strategic Inc, Cl 2
2019	53,222	$1.32	to	$1.20	$66,277	3.69%	0.60%	to	1.90%	9.57%	to	8.15%
2018	43,001	$1.21	to	$1.11	$49,122	3.27%	0.60%	to	1.90%	(1.24%)	to	(2.52%)
2017	39,453	$1.22	to	$1.14	$45,856	2.82%	0.60%	to	1.90%	5.28%	to	3.91%
2016	30,465	$1.16	to	$1.09	$33,791	11.32%	0.60%	to	1.90%	8.40%	to	7.00%
2015	22,004	$1.07	to	$1.02	$22,627	37.56%	0.60%	to	1.90%	(2.51%)	to	(3.78%)
Col VP US Eq, Cl 2
2019	6,344	$1.72	to	$1.58	$14,834	—	0.60%	to	1.90%	22.09%	to	20.51%
2018	6,593	$1.41	to	$1.31	$12,648	—	0.60%	to	1.90%	(14.73%)	to	(15.84%)
2017	6,912	$1.66	to	$1.56	$15,656	—	0.60%	to	1.90%	9.70%	to	8.29%
2016	6,663	$1.51	to	$1.44	$13,796	—	0.60%	to	1.90%	16.62%	to	15.11%
2015	7,009	$1.30	to	$1.25	$12,522	—	0.60%	to	1.90%	(7.14%)	to	(8.35%)
Col VP US Govt Mtge, Cl 2
2019	12,058	$1.15	to	$1.04	$13,377	2.51%	0.60%	to	1.90%	5.87%	to	4.49%
2018	10,943	$1.09	to	$1.00	$11,532	2.61%	0.60%	to	1.90%	0.99%	to	(0.32%)
2017	10,606	$1.08	to	$1.00	$11,122	2.73%	0.60%	to	1.90%	2.39%	to	1.06%
2016	10,731	$1.05	to	$0.99	$11,057	2.57%	0.60%	to	1.90%	1.86%	to	0.53%
2015	8,601	$1.03	to	$0.99	$8,754	2.73%	0.60%	to	1.90%	0.59%	to	(0.71%)
Col VP US Govt Mtge, Cl 3
2019	42,323	$1.65	to	$1.18	$61,670	2.69%	0.55%	to	1.45%	6.03%	to	5.08%
2018	47,865	$1.55	to	$1.12	$66,263	2.72%	0.55%	to	1.45%	1.16%	to	0.24%
2017	59,588	$1.54	to	$1.12	$81,742	2.77%	0.55%	to	1.45%	2.65%	to	1.73%
2016	73,667	$1.50	to	$1.10	$98,322	2.77%	0.55%	to	1.45%	2.02%	to	1.10%
2015	81,827	$1.47	to	$1.09	$107,794	2.79%	0.55%	to	1.45%	0.66%	to	(0.25%)
CS Commodity Return
2019	25,441	$0.50	to	$0.47	$12,321	0.87%	0.55%	to	1.45%	6.11%	to	5.16%
2018	29,778	$0.47	to	$0.44	$13,656	2.60%	0.55%	to	1.45%	(12.14%)	to	(12.94%)
2017	35,795	$0.54	to	$0.51	$18,741	9.03%	0.55%	to	1.45%	0.96%	to	0.06%
2016	41,885	$0.53	to	$0.51	$21,831	—	0.55%	to	1.45%	11.41%	to	10.41%
2015	50,299	$0.48	to	$0.46	$23,648	—	0.55%	to	1.45%	(25.51%)	to	(26.18%)

300	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP AC Div Bond, Cl 2
2019	14,158	$1.19	to	$1.08	$17,326	5.54%	0.60%	to	1.90%	8.74%		to	7.34%
2018	10,858	$1.10	to	$1.00	$12,265	2.60%	0.60%	to	1.90%	(1.90%)		to	(3.18%)
2017	9,533	$1.12	to	$1.04	$11,017	2.07%	0.60%	to	1.90%	4.02%		to	2.69%
2016	8,713	$1.07	to	$1.01	$9,735	1.57%	0.60%	to	1.90%	2.81%		to	1.49%
2015	6,765	$1.04	to	$0.99	$7,387	2.00%	0.60%	to	1.90%	(0.79%)		to	(2.09%)
CTIVP AQR Intl Core Eq, Cl 2
2019	5,071	$1.34	to	$1.25	$7,349	2.57%	0.60%	to	1.90%	17.70%		to	16.17%
2018	4,960	$1.14	to	$1.07	$6,132	2.05%	0.60%	to	1.90%	(17.19%)		to	(18.26%)
2017	5,092	$1.37	to	$1.31	$7,640	1.70%	0.60%	to	1.90%	21.42%		to	19.85%
2016	4,816	$1.13	to	$1.10	$5,979	2.08%	0.60%	to	1.90%	(4.01%)		to	(5.25%)
2015	5,460	$1.18	to	$1.16	$7,097	1.20%	0.60%	to	1.90%	(1.20%)		to	(2.48%)
CTIVP AQR Man Fut Strategy, Cl 2
2019	13,033	$0.92	to	$0.84	$11,699	—	0.55%	to	1.90%	(0.13%)		to	(1.47%)
2018	15,682	$0.92	to	$0.85	$14,129	—	0.55%	to	1.90%	(8.26%)		to	(9.50%)
2017	19,590	$1.00	to	$0.94	$19,312	0.31%	0.55%	to	1.90%	(1.50%)		to	(2.81%)
2016	23,589	$1.02	to	$0.97	$23,575	5.39%	0.55%	to	1.90%	(9.58%)		to	(10.79%)
2015	19,615	$1.12	to	$1.08	$21,773	16.65%	0.55%	to	1.90%	(0.64%)		to	(1.97%)
CTIVP BR Gl Infl Prot Sec, Cl 2
2019	13,689	$1.20	to	$1.09	$17,491	3.03%	0.60%	to	1.90%	6.98%		to	5.61%
2018	12,669	$1.13	to	$1.03	$15,199	—	0.60%	to	1.90%	(1.30%)		to	(2.59%)
2017	10,253	$1.14	to	$1.06	$12,485	2.30%	0.60%	to	1.90%	1.86%		to	0.54%
2016	8,211	$1.12	to	$1.05	$9,864	—	0.60%	to	1.90%	7.78%		to	6.38%
2015	6,489	$1.04	to	$0.99	$7,261	38.75%	0.60%	to	1.90%	(2.22%)		to	(3.49%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2019	45,328	$1.66	to	$1.44	$71,210	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
2018	53,141	$1.55	to	$1.35	$78,153	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	60,599	$1.56	to	$1.38	$90,400	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	68,397	$1.53	to	$1.36	$100,365	—	0.55%	to	1.45%	7.90%		to	6.93%
2015	81,588	$1.42	to	$1.28	$111,255	37.01%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
CTIVP CenterSquare Real Est, Cl 2
2019	13,727	$1.66	to	$1.52	$26,591	1.61%	0.60%	to	1.90%	25.41%		to	23.78%
2018	13,885	$1.32	to	$1.23	$21,542	1.69%	0.60%	to	1.90%	(6.42%)		to	(7.64%)
2017	14,923	$1.41	to	$1.33	$24,835	1.88%	0.60%	to	1.90%	5.11%		to	3.75%
2016	14,497	$1.34	to	$1.28	$23,026	1.52%	0.60%	to	1.90%	4.14%		to	2.78%
2015	13,135	$1.29	to	$1.25	$20,132	6.65%	0.60%	to	1.90%	(1.80%)		to	(3.07%)
CTIVP DFA Intl Val, Cl 2
2019	16,045	$1.27	to	$1.20	$20,752	3.61%	0.60%	to	1.90%	12.52%		to	11.08%
2018	14,984	$1.13	to	$1.08	$17,296	2.63%	0.60%	to	1.90%	(17.97%)		to	(19.04%)
2017	13,000	$1.38	to	$1.33	$18,374	1.93%	0.60%	to	1.90%	24.28%		to	22.69%
2016	9,699	$1.11	to	$1.09	$11,089	2.67%	0.60%	to	1.90%	7.43%		to	6.04%
2015	8,828	$1.03	to	$1.03	$9,458	1.95%	0.60%	to	1.90%	(8.11%)		to	(9.30%)
CTIVP Lazard Intl Eq Adv, Cl 2
2019	17,059	$1.23	to	$1.12	$20,413	2.58%	0.55%	to	1.90%	15.95%		to	14.39%
2018	15,778	$1.06	to	$0.98	$16,384	1.99%	0.55%	to	1.90%	(16.67%)		to	(17.80%)
2017	12,629	$1.27	to	$1.20	$15,772	1.14%	0.55%	to	1.90%	22.97%		to	21.32%
2016	5,026	$1.04	to	$0.99	$5,115	1.88%	0.55%	to	1.90%	3.30%		to	1.92%
2015	3,225	$1.00	to	$0.97	$3,199	2.78%	0.55%	to	1.90%	(4.24%)		to	(5.52%)
CTIVP Loomis Sayles Gro, Cl 1
2019	72,360	$1.78	to	$1.73	$127,746	—	0.55%	to	1.45%	31.03%		to	29.86%
2018	86,651	$1.36	to	$1.33	$117,135	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	101,978	$1.40	to	$1.38	$142,510	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	120,408	$1.06	to	$1.05	$127,611	—	0.55%	to	1.45%	5.14	%(6)	to	4.51	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	301

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Loomis Sayles Gro, Cl 2
2019	9,576	$2.70	to	$2.44	$33,854	—	0.60%	to	1.90%	30.65%	to	28.96%
2018	9,300	$2.06	to	$1.89	$25,301	—	0.60%	to	1.90%	(3.24%)	to	(4.50%)
2017	7,546	$2.13	to	$1.98	$21,353	—	0.60%	to	1.90%	31.90%	to	30.20%
2016	4,984	$1.62	to	$1.52	$10,757	—	0.60%	to	1.90%	4.95%	to	3.59%
2015	2,968	$1.54	to	$1.47	$6,133	—	0.60%	to	1.90%	9.64%	to	8.22%
CTIVP LA Capital Lg Cap Gro, Cl 2
2019	4,165	$2.43	to	$2.19	$13,632	—	0.60%	to	1.90%	31.49%	to	29.79%
2018	4,243	$1.85	to	$1.69	$10,603	—	0.60%	to	1.90%	(1.86%)	to	(3.14%)
2017	3,592	$1.89	to	$1.74	$9,230	—	0.60%	to	1.90%	30.01%	to	28.34%
2016	3,370	$1.45	to	$1.36	$6,686	—	0.60%	to	1.90%	(3.17%)	to	(4.42%)
2015	2,895	$1.50	to	$1.42	$5,984	—	0.60%	to	1.90%	5.22%	to	3.86%
CTIVP MFS Val, Cl 2
2019	20,500	$2.26	to	$2.06	$56,639	—	0.60%	to	1.90%	28.74%	to	27.08%
2018	18,720	$1.75	to	$1.62	$40,268	—	0.60%	to	1.90%	(10.79%)	to	(11.94%)
2017	18,614	$1.96	to	$1.84	$44,883	—	0.60%	to	1.90%	16.64%	to	15.14%
2016	14,782	$1.68	to	$1.60	$30,750	—	0.60%	to	1.90%	13.05%	to	11.59%
2015	9,670	$1.49	to	$1.43	$17,841	—	0.60%	to	1.90%	(1.56%)	to	(2.83%)
CTIVP MS Adv, Cl 2
2019	5,228	$2.44	to	$2.19	$16,824	—	0.60%	to	1.90%	26.09%	to	24.47%
2018	4,595	$1.94	to	$1.76	$11,789	—	0.60%	to	1.90%	2.01%	to	0.68%
2017	3,393	$1.90	to	$1.75	$8,566	—	0.60%	to	1.90%	31.44%	to	29.75%
2016	3,251	$1.44	to	$1.35	$6,270	—	0.60%	to	1.90%	2.46%	to	1.13%
2015	3,852	$1.41	to	$1.33	$7,297	—	0.60%	to	1.90%	5.79%	to	4.41%
CTIVP T Rowe Price LgCap Val, Cl 2
2019	10,056	$1.92	to	$1.77	$24,140	—	0.60%	to	1.90%	25.47%	to	23.85%
2018	9,202	$1.53	to	$1.43	$17,678	—	0.60%	to	1.90%	(10.06%)	to	(11.23%)
2017	7,092	$1.71	to	$1.61	$15,246	—	0.60%	to	1.90%	15.27%	to	13.79%
2016	5,176	$1.48	to	$1.41	$9,659	—	0.60%	to	1.90%	13.39%	to	11.93%
2015	4,771	$1.30	to	$1.26	$7,876	—	0.60%	to	1.90%	(8.98%)	to	(10.16%)
CTIVP TCW Core Plus Bond, Cl 2
2019	9,903	$1.13	to	$1.02	$11,268	2.37%	0.60%	to	1.90%	7.93%	to	6.54%
2018	7,077	$1.05	to	$0.96	$7,493	1.89%	0.60%	to	1.90%	(0.71%)	to	(1.99%)
2017	6,195	$1.06	to	$0.98	$6,641	1.41%	0.60%	to	1.90%	2.54%	to	1.20%
2016	5,380	$1.03	to	$0.97	$5,654	0.97%	0.60%	to	1.90%	1.56%	to	0.25%
2015	3,621	$1.01	to	$0.97	$3,760	0.56%	0.60%	to	1.90%	(0.65%)	to	(1.94%)
CTIVP Vty Sycamore Estb Val, Cl 2
2019	15,555	$2.41	to	$2.20	$45,795	—	0.60%	to	1.90%	27.09%	to	25.44%
2018	14,994	$1.89	to	$1.76	$34,905	—	0.60%	to	1.90%	(10.74%)	to	(11.90%)
2017	13,564	$2.12	to	$1.99	$35,518	—	0.60%	to	1.90%	14.86%	to	13.38%
2016	10,410	$1.85	to	$1.76	$23,862	—	0.60%	to	1.90%	19.80%	to	18.26%
2015	6,979	$1.54	to	$1.49	$13,391	—	0.60%	to	1.90%	(0.59%)	to	(1.88%)
CTIVP Vty Sycamore Estb Val, Cl 3
2019	12,437	$3.62	to	$2.73	$40,364	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	12,856	$2.84	to	$2.16	$32,901	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
2017	12,502	$3.18	to	$2.44	$35,853	—	0.55%	to	1.45%	15.09%	to	14.07%
2016	11,633	$2.76	to	$2.14	$29,150	—	0.55%	to	1.45%	19.97%	to	18.90%
2015	9,984	$2.30	to	$1.80	$20,942	—	0.55%	to	1.45%	(0.39%)	to	(1.28%)
CTIVP WF Short Duration Govt, Cl 2
2019	26,142	$1.03	to	$0.92	$26,243	0.80%	0.55%	to	1.90%	2.77%	to	1.39%
2018	23,287	$1.00	to	$0.91	$22,853	0.96%	0.55%	to	1.90%	0.25%	to	(1.10%)
2017	19,668	$1.00	to	$0.92	$19,336	0.71%	0.55%	to	1.90%	(0.10%)	to	(1.44%)
2016	19,199	$1.00	to	$0.93	$19,002	0.71%	0.55%	to	1.90%	0.24%	to	(1.11%)
2015	11,657	$1.00	to	$0.95	$11,544	0.71%	0.55%	to	1.90%	(0.47%)	to	(1.81%)

302	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Westfield Mid Cap Gro, Cl 2
2019	7,956	$2.27	to	$2.06	$23,436	—	0.60%	to	1.90%	40.95%	to	39.13%
2018	7,829	$1.61	to	$1.48	$16,427	—	0.60%	to	1.90%	(4.19%)	to	(5.44%)
2017	8,012	$1.68	to	$1.57	$17,621	—	0.60%	to	1.90%	21.92%	to	20.35%
2016	6,895	$1.38	to	$1.30	$12,481	—	0.60%	to	1.90%	2.81%	to	1.48%
2015	6,618	$1.34	to	$1.28	$11,687	—	0.60%	to	1.90%	(3.58%)	to	(4.83%)
CTIVP Wm Blair Intl Leaders, Cl 2
2019	18,390	$1.44	to	$1.33	$29,908	0.93%	0.60%	to	1.90%	25.61%	to	23.98%
2018	19,459	$1.15	to	$1.07	$25,305	0.86%	0.60%	to	1.90%	(19.60%)	to	(20.64%)
2017	17,562	$1.43	to	$1.35	$28,530	0.52%	0.60%	to	1.90%	25.81%	to	24.19%
2016	14,357	$1.14	to	$1.09	$18,620	1.18%	0.60%	to	1.90%	(4.23%)	to	(5.47%)
2015	13,567	$1.19	to	$1.15	$18,458	1.20%	0.60%	to	1.90%	(3.11%)	to	(4.37%)
DWS Alt Asset Alloc VIP, Cl B
2019	13,011	$1.09	to	$0.98	$13,753	3.56%	0.55%	to	1.90%	13.72%	to	12.20%
2018	14,302	$0.96	to	$0.88	$13,348	1.94%	0.55%	to	1.90%	(9.85%)	to	(11.07%)
2017	18,141	$1.07	to	$0.99	$18,872	2.08%	0.55%	to	1.90%	6.43%	to	5.00%
2016	21,291	$1.00	to	$0.94	$20,911	2.00%	0.55%	to	1.90%	4.42%	to	3.02%
2015	24,733	$0.96	to	$0.91	$23,378	2.88%	0.55%	to	1.90%	(7.05%)	to	(8.29%)
EV VT Floating-Rate Inc, Init Cl
2019	75,165	$1.54	to	$1.36	$109,951	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	103,408	$1.44	to	$1.29	$142,449	3.75%	0.55%	to	1.45%	(0.62%)	to	(1.52%)
2017	106,635	$1.45	to	$1.31	$148,477	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
2016	127,509	$1.41	to	$1.28	$173,277	3.49%	0.55%	to	1.45%	8.35%	to	7.38%
2015	149,367	$1.30	to	$1.19	$187,969	3.34%	0.55%	to	1.45%	(1.54%)	to	(2.42%)
Fid VIP Contrafund, Serv Cl 2
2019	172,296	$2.73	to	$2.09	$456,586	0.21%	0.55%	to	1.90%	30.56%	to	28.81%
2018	190,555	$2.09	to	$1.62	$388,931	0.43%	0.55%	to	1.90%	(7.16%)	to	(8.41%)
2017	208,759	$2.25	to	$1.77	$461,169	0.77%	0.55%	to	1.90%	20.92%	to	19.31%
2016	234,428	$1.86	to	$1.48	$430,384	0.59%	0.55%	to	1.90%	7.14%	to	5.71%
2015	275,837	$1.74	to	$1.40	$474,192	0.78%	0.55%	to	1.90%	(0.13%)	to	(1.47%)
Fid VIP Gro & Inc, Serv Cl
2019	14,530	$2.86	to	$2.64	$39,574	3.51%	0.55%	to	0.95%	29.23%	to	28.71%
2018	16,690	$2.22	to	$2.05	$35,297	0.25%	0.55%	to	0.95%	(9.58%)	to	(9.94%)
2017	19,471	$2.45	to	$2.28	$45,470	1.15%	0.55%	to	0.95%	16.13%	to	15.67%
2016	22,510	$2.11	to	$1.97	$45,379	1.58%	0.55%	to	0.95%	15.31%	to	14.85%
2015	26,112	$1.83	to	$1.71	$45,766	1.90%	0.55%	to	0.95%	(2.89%)	to	(3.27%)
Fid VIP Gro & Inc, Serv Cl 2
2019	31,792	$3.07	to	$2.83	$93,498	3.45%	0.55%	to	1.20%	28.97%	to	28.13%
2018	36,966	$2.38	to	$2.21	$84,455	0.20%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	43,626	$2.63	to	$2.47	$110,621	1.06%	0.55%	to	1.20%	15.97%	to	15.22%
2016	51,809	$2.27	to	$2.14	$113,580	1.51%	0.55%	to	1.20%	15.18%	to	14.43%
2015	61,226	$1.97	to	$1.87	$116,871	1.80%	0.55%	to	1.20%	(3.07%)	to	(3.70%)
Fid VIP Mid Cap, Serv Cl
2019	9,419	$7.79	to	$7.18	$70,309	0.77%	0.55%	to	0.95%	22.67%	to	22.18%
2018	10,955	$6.35	to	$5.88	$66,853	0.53%	0.55%	to	0.95%	(15.11%)	to	(15.45%)
2017	12,686	$7.48	to	$6.95	$91,328	0.60%	0.55%	to	0.95%	20.04%	to	19.57%
2016	14,794	$6.23	to	$5.82	$88,919	0.41%	0.55%	to	0.95%	11.50%	to	11.06%
2015	17,469	$5.59	to	$5.24	$94,228	0.38%	0.55%	to	0.95%	(2.04%)	to	(2.43%)
Fid VIP Mid Cap, Serv Cl 2
2019	97,978	$4.97	to	$1.76	$363,510	0.66%	0.55%	to	1.90%	22.50%	to	20.86%
2018	109,797	$4.06	to	$1.46	$335,038	0.39%	0.55%	to	1.90%	(15.24%)	to	(16.39%)
2017	122,202	$4.79	to	$1.75	$444,591	0.48%	0.55%	to	1.90%	19.88%	to	18.27%
2016	137,442	$4.00	to	$1.48	$422,842	0.30%	0.55%	to	1.90%	11.31%	to	9.82%
2015	159,432	$3.59	to	$1.34	$446,745	0.24%	0.55%	to	1.90%	(2.17%)	to	(3.48%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	303

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl
2019	5,912	$1.98	to	$1.83	$11,189	1.61%	0.55%	to	0.95%	26.97%	to	26.47%
2018	6,601	$1.56	to	$1.45	$9,868	1.37%	0.55%	to	0.95%	(15.35%)	to	(15.69%)
2017	7,741	$1.84	to	$1.71	$13,657	1.31%	0.55%	to	0.95%	29.39%	to	28.88%
2016	8,854	$1.43	to	$1.33	$12,112	1.27%	0.55%	to	0.95%	(5.64%)	to	(6.02%)
2015	10,569	$1.51	to	$1.42	$15,336	1.24%	0.55%	to	0.95%	2.92%	to	2.51%
Fid VIP Overseas, Serv Cl 2
2019	24,147	$2.36	to	$1.47	$49,487	1.45%	0.55%	to	1.45%	26.80%	to	25.67%
2018	28,284	$1.86	to	$1.17	$45,831	1.24%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	32,285	$2.20	to	$1.39	$61,971	1.18%	0.55%	to	1.45%	29.28%	to	28.12%
2016	36,676	$1.71	to	$1.09	$54,726	1.15%	0.55%	to	1.45%	(5.79%)	to	(6.63%)
2015	44,708	$1.81	to	$1.16	$70,977	1.12%	0.55%	to	1.45%	2.73%	to	1.81%
Fid VIP Strategic Inc, Serv Cl 2
2019	135,767	$1.21	to	$1.10	$159,517	3.40%	0.55%	to	1.90%	10.05%	to	8.57%
2018	116,492	$1.10	to	$1.02	$125,045	3.67%	0.55%	to	1.90%	(3.36%)	to	(4.66%)
2017	104,865	$1.14	to	$1.07	$117,160	3.66%	0.55%	to	1.90%	6.96%	to	5.53%
2016	70,066	$1.06	to	$1.01	$73,346	3.90%	0.55%	to	1.90%	7.43%	to	5.99%
2015	53,860	$0.99	to	$0.95	$52,765	2.84%	0.55%	to	1.90%	(2.47%)	to	(3.80%)
Frank Global Real Est, Cl 2
2019	31,459	$3.61	to	$1.18	$80,181	2.64%	0.55%	to	1.45%	21.70%	to	20.61%
2018	36,256	$2.96	to	$0.98	$76,097	2.62%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	44,547	$3.20	to	$1.06	$100,096	3.10%	0.55%	to	1.45%	9.87%	to	8.89%
2016	54,384	$2.91	to	$0.98	$111,334	1.21%	0.55%	to	1.45%	(0.01%)	to	(0.90%)
2015	62,988	$2.91	to	$0.98	$130,836	3.24%	0.55%	to	1.45%	0.02%	to	(0.88%)
Frank Inc, Cl 2
2019	46,150	$1.40	to	$1.28	$62,607	5.35%	0.55%	to	1.90%	15.42%	to	13.87%
2018	44,620	$1.22	to	$1.12	$52,750	4.72%	0.55%	to	1.90%	(4.83%)	to	(6.12%)
2017	46,996	$1.28	to	$1.20	$58,671	4.15%	0.55%	to	1.90%	9.07%	to	7.62%
2016	46,983	$1.17	to	$1.11	$54,094	4.99%	0.55%	to	1.90%	13.40%	to	11.89%
2015	50,949	$1.03	to	$1.00	$51,973	4.95%	0.55%	to	1.90%	(7.56%)	to	(8.80%)
Frank Mutual Shares, Cl 2
2019	39,528	$2.69	to	$1.67	$89,848	1.80%	0.55%	to	1.90%	21.90%	to	20.26%
2018	44,892	$2.20	to	$1.39	$83,957	2.30%	0.55%	to	1.90%	(9.57%)	to	(10.79%)
2017	53,333	$2.44	to	$1.56	$110,669	2.23%	0.55%	to	1.90%	7.75%	to	6.31%
2016	60,700	$2.26	to	$1.47	$117,427	1.98%	0.55%	to	1.90%	15.42%	to	13.88%
2015	70,352	$1.96	to	$1.29	$118,979	3.05%	0.55%	to	1.90%	(5.46%)	to	(6.73%)
Frank Sm Cap Val, Cl 2
2019	32,667	$5.75	to	$1.88	$126,596	1.05%	0.55%	to	1.90%	25.66%	to	23.97%
2018	34,466	$4.58	to	$1.51	$107,886	0.88%	0.55%	to	1.90%	(13.36%)	to	(14.53%)
2017	38,047	$5.28	to	$1.77	$138,461	0.52%	0.55%	to	1.90%	10.05%	to	8.57%
2016	42,895	$4.80	to	$1.63	$143,884	0.82%	0.55%	to	1.90%	29.47%	to	27.73%
2015	45,435	$3.71	to	$1.28	$120,885	0.64%	0.55%	to	1.90%	(7.89%)	to	(9.13%)
GS VIT Mid Cap Val, Inst
2019	22,573	$6.16	to	$4.02	$126,366	0.77%	0.55%	to	1.20%	30.81%	to	29.96%
2018	26,237	$4.71	to	$3.09	$112,625	1.25%	0.55%	to	1.20%	(10.95%)	to	(11.53%)
2017	30,996	$5.29	to	$3.50	$149,798	0.70%	0.55%	to	1.20%	10.46%	to	9.75%
2016	37,325	$4.79	to	$3.19	$164,127	1.29%	0.55%	to	1.20%	12.91%	to	12.18%
2015	46,292	$4.24	to	$2.84	$181,065	0.37%	0.55%	to	1.20%	(9.59%)	to	(10.17%)
GS VIT Multi-Strategy Alt, Advisor
2019	6,769	$0.95	to	$0.88	$6,290	2.68%	0.55%	to	1.90%	8.01%	to	6.55%
2018	6,233	$0.88	to	$0.83	$5,394	2.36%	0.55%	to	1.90%	(7.61%)	to	(8.86%)
2017	5,549	$0.96	to	$0.91	$5,223	2.13%	0.55%	to	1.90%	4.57%	to	3.17%
2016	5,049	$0.91	to	$0.88	$4,563	0.78%	0.55%	to	1.90%	(0.27%)	to	(1.61%)
2015	4,494	$0.92	to	$0.90	$4,093	2.74%	0.55%	to	1.90%	(5.41%)	to	(6.69%)

304	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Sm Cap Eq Insights, Inst
2019	1,456	$4.31	to	$3.97	$5,957	0.48%	0.55%	to	0.95%	24.16%		to	23.66%
2018	1,610	$3.47	to	$3.21	$5,327	0.44%	0.55%	to	0.95%	(9.13%)		to	(9.49%)
2017	1,844	$3.82	to	$3.55	$6,730	0.53%	0.55%	to	0.95%	10.96%		to	10.51%
2016	2,054	$3.44	to	$3.21	$6,764	1.15%	0.55%	to	0.95%	22.53%		to	22.04%
2015	2,387	$2.81	to	$2.63	$6,431	0.27%	0.55%	to	0.95%	(2.46%)		to	(2.85%)
GS VIT U.S. Eq Insights, Inst
2019	40,322	$2.86	to	$2.43	$110,217	1.21%	0.55%	to	1.45%	24.52%		to	23.41%
2018	47,779	$2.30	to	$1.97	$105,192	1.19%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2017	52,854	$2.46	to	$2.13	$125,064	1.34%	0.55%	to	1.45%	23.39%		to	22.29%
2016	61,378	$2.00	to	$1.74	$118,004	1.25%	0.55%	to	1.45%	10.13%		to	9.14%
2015	74,052	$1.81	to	$1.59	$129,548	1.28%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
Invesco Opp VI Global, Ser II
2019	49,088	$3.36	to	$1.96	$139,266	0.64%	0.55%	to	1.90%	30.73%		to	28.98%
2018	52,505	$2.57	to	$1.52	$114,539	0.75%	0.55%	to	1.90%	(13.87%)		to	(15.03%)
2017	51,073	$2.98	to	$1.79	$130,695	0.73%	0.55%	to	1.90%	35.57%		to	33.77%
2016	51,397	$2.20	to	$1.34	$97,849	0.78%	0.55%	to	1.90%	(0.70%)		to	(2.03%)
2015	60,235	$2.21	to	$1.36	$116,212	1.05%	0.55%	to	1.90%	3.10%		to	1.72%
Inves Opp VI Gbl Strat Inc, Ser II
2019	128,020	$1.86	to	$1.02	$220,135	3.41%	0.55%	to	1.90%	10.00%		to	8.52%
2018	149,770	$1.69	to	$0.94	$234,872	4.57%	0.55%	to	1.90%	(5.07%)		to	(6.35%)
2017	184,653	$1.78	to	$1.00	$306,521	1.99%	0.55%	to	1.90%	5.46%		to	4.05%
2016	217,796	$1.69	to	$0.97	$344,745	4.63%	0.55%	to	1.90%	5.68%		to	4.27%
2015	270,283	$1.60	to	$0.93	$407,154	5.49%	0.55%	to	1.90%	(3.03%)		to	(4.32%)
Invesco Opp VI Main St, Ser II
2019	2,502	$1.29	to	$1.27	$3,213	0.80%	0.85%	to	1.45%	30.62%		to	29.84%
2018	2,956	$0.99	to	$0.98	$2,909	0.90%	0.85%	to	1.45%	(8.88%)		to	(9.43%)
2017	3,459	$1.08	to	$1.08	$3,741	1.57%	0.85%	to	1.45%	8.27	%(8)	to	7.84	%(8)
Inves Opp VI Mn St Sm Cap, Ser II
2019	31,718	$3.53	to	$2.00	$94,237	—	0.55%	to	1.90%	25.44%		to	23.76%
2018	35,518	$2.81	to	$1.62	$84,593	0.06%	0.55%	to	1.90%	(11.03%)		to	(12.23%)
2017	37,837	$3.16	to	$1.84	$101,756	0.65%	0.55%	to	1.90%	13.29%		to	11.77%
2016	38,137	$2.79	to	$1.65	$91,572	0.25%	0.55%	to	1.90%	17.03%		to	15.46%
2015	41,600	$2.39	to	$1.43	$86,026	0.64%	0.55%	to	1.90%	(6.61%)		to	(7.86%)
Invesco VI Am Fran, Ser I
2019	5,370	$2.56	to	$2.48	$13,489	—	0.55%	to	0.95%	36.01%		to	35.46%
2018	6,121	$1.88	to	$1.83	$11,336	—	0.55%	to	0.95%	(4.16%)		to	(4.54%)
2017	6,861	$1.96	to	$1.92	$13,291	0.08%	0.55%	to	0.95%	26.64%		to	26.14%
2016	7,876	$1.55	to	$1.52	$12,078	—	0.55%	to	0.95%	1.71%		to	1.30%
2015	8,993	$1.52	to	$1.50	$13,593	—	0.55%	to	0.95%	4.43%		to	4.01%
Invesco VI Am Fran, Ser II
2019	19,916	$2.51	to	$2.34	$48,830	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	23,543	$1.85	to	$1.74	$42,681	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
2017	26,875	$1.94	to	$1.84	$51,141	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	31,728	$1.53	to	$1.47	$47,938	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	39,289	$1.51	to	$1.46	$58,685	—	0.55%	to	1.45%	4.18%		to	3.24%
Invesco VI Bal Risk Alloc, Ser II
2019	31,724	$1.27	to	$1.16	$39,137	—	0.55%	to	1.90%	14.25%		to	12.72%
2018	34,792	$1.11	to	$1.02	$37,768	1.26%	0.55%	to	1.90%	(7.23%)		to	(8.49%)
2017	39,964	$1.19	to	$1.12	$46,895	3.79%	0.55%	to	1.90%	9.23%		to	7.77%
2016	39,732	$1.09	to	$1.04	$42,960	0.20%	0.55%	to	1.90%	10.91%		to	9.42%
2015	36,247	$0.99	to	$0.95	$35,265	3.99%	0.55%	to	1.90%	(4.92%)		to	(6.19%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	305

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Comstock, Ser II
2019	42,757	$2.91	to	$2.12	$113,810	1.67%	0.55%	to	1.45%	24.26%	to	23.14%
2018	50,584	$2.34	to	$1.72	$108,556	1.40%	0.55%	to	1.45%	(12.85%)	to	(13.64%)
2017	58,649	$2.69	to	$2.00	$144,815	1.92%	0.55%	to	1.45%	16.93%	to	15.89%
2016	71,705	$2.30	to	$1.72	$151,865	1.28%	0.55%	to	1.45%	16.35%	to	15.31%
2015	87,866	$1.97	to	$1.49	$160,796	1.62%	0.55%	to	1.45%	(6.71%)	to	(7.55%)
Invesco VI Core Eq, Ser I
2019	18,198	$3.90	to	$3.90	$71,851	0.94%	1.25%	to	1.25%	27.36%	to	27.36%
2018	20,443	$3.06	to	$3.06	$63,496	0.88%	1.25%	to	1.25%	(10.53%)	to	(10.53%)
2017	22,879	$3.42	to	$3.42	$79,549	1.02%	1.25%	to	1.25%	11.77%	to	11.77%
2016	25,749	$3.06	to	$3.06	$80,070	0.75%	1.25%	to	1.25%	8.90%	to	8.90%
2015	28,818	$2.81	to	$2.81	$82,290	1.10%	1.25%	to	1.25%	(6.94%)	to	(6.94%)
Invesco VI Div Divd, Ser I
2019	11,136	$2.27	to	$2.15	$24,624	2.84%	0.55%	to	1.20%	24.40%	to	23.60%
2018	12,965	$1.83	to	$1.74	$23,127	2.23%	0.55%	to	1.20%	(8.08%)	to	(8.68%)
2017	17,668	$1.99	to	$1.90	$34,394	1.63%	0.55%	to	1.20%	7.98%	to	7.28%
2016	20,872	$1.84	to	$1.77	$37,763	1.39%	0.55%	to	1.20%	14.18%	to	13.45%
2015	17,059	$1.61	to	$1.56	$27,126	1.64%	0.55%	to	1.20%	1.51%	to	0.85%
Invesco VI Div Divd, Ser II
2019	6,610	$2.17	to	$2.06	$14,194	2.55%	0.85%	to	1.45%	23.72%	to	22.98%
2018	8,527	$1.75	to	$1.67	$14,809	1.97%	0.85%	to	1.45%	(8.60%)	to	(9.15%)
2017	12,021	$1.92	to	$1.84	$22,864	1.44%	0.85%	to	1.45%	7.43%	to	6.79%
2016	14,277	$1.78	to	$1.72	$25,307	1.25%	0.85%	to	1.45%	13.57%	to	12.89%
2015	10,257	$1.57	to	$1.53	$16,057	1.47%	0.85%	to	1.45%	0.96%	to	0.35%
Invesco VI Hlth, Ser II
2019	14,951	$2.96	to	$2.78	$43,401	—	0.55%	to	1.45%	31.46%	to	30.28%
2018	17,735	$2.26	to	$2.13	$39,354	—	0.55%	to	1.45%	0.06%	to	(0.84%)
2017	20,032	$2.25	to	$2.15	$44,570	0.08%	0.55%	to	1.45%	14.92%	to	13.89%
2016	24,438	$1.96	to	$1.89	$47,482	—	0.55%	to	1.45%	(12.17%)	to	(12.95%)
2015	32,923	$2.23	to	$2.17	$72,933	—	0.55%	to	1.45%	2.32%	to	1.41%
Invesco VI Intl Gro, Ser II
2019	27,790	$2.20	to	$1.73	$56,237	1.25%	0.55%	to	1.45%	27.54%	to	26.39%
2018	33,586	$1.72	to	$1.37	$53,415	1.70%	0.55%	to	1.45%	(15.67%)	to	(16.43%)
2017	41,420	$2.04	to	$1.64	$78,374	1.24%	0.55%	to	1.45%	22.06%	to	20.96%
2016	49,469	$1.67	to	$1.36	$77,046	1.14%	0.55%	to	1.45%	(1.24%)	to	(2.12%)
2015	58,758	$1.69	to	$1.39	$92,917	1.29%	0.55%	to	1.45%	(3.15%)	to	(4.02%)
Invesco VI Mid Cap Gro, Ser I
2019	8,820	$2.21	to	$2.10	$19,121	—	0.55%	to	1.20%	33.60%	to	32.74%
2018	10,332	$1.65	to	$1.58	$16,832	—	0.55%	to	1.20%	(6.10%)	to	(6.72%)
2017	11,855	$1.76	to	$1.70	$20,626	—	0.55%	to	1.20%	21.82%	to	21.03%
2016	13,515	$1.45	to	$1.40	$19,357	—	0.55%	to	1.20%	0.20%	to	(0.44%)
2015	10,875	$1.44	to	$1.41	$15,598	—	0.55%	to	1.20%	0.65%	to	0.00%
Invesco VI Mid Cap Gro, Ser II
2019	5,737	$2.17	to	$2.02	$12,100	—	0.55%	to	1.45%	33.27%	to	32.08%
2018	6,623	$1.63	to	$1.53	$10,518	—	0.55%	to	1.45%	(6.39%)	to	(7.24%)
2017	7,337	$1.74	to	$1.65	$12,493	—	0.55%	to	1.45%	21.47%	to	20.39%
2016	8,720	$1.43	to	$1.37	$12,270	—	0.55%	to	1.45%	0.02%	to	(0.87%)
2015	16,013	$1.43	to	$1.38	$22,657	—	0.55%	to	1.45%	0.49%	to	(0.41%)
Invesco VI Tech, Ser I
2019	10,550	$2.44	to	$2.55	$25,039	—	0.55%	to	1.20%	35.14%	to	34.26%
2018	12,085	$1.81	to	$1.90	$21,264	—	0.55%	to	1.20%	(1.00%)	to	(1.65%)
2017	12,714	$1.82	to	$1.93	$22,625	—	0.55%	to	1.20%	34.39%	to	33.52%
2016	14,718	$1.36	to	$1.44	$19,521	—	0.55%	to	1.20%	(1.30%)	to	(1.94%)
2015	18,874	$1.38	to	$1.47	$25,375	—	0.55%	to	1.20%	6.23%	to	5.54%

306	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Ivy VIP Asset Strategy, Cl II
2019	12,187	$1.34	to	$1.23	$16,046	2.12%	0.55%	to	1.90%	21.11%		to	19.48%
2018	13,310	$1.11	to	$1.03	$14,604	1.83%	0.55%	to	1.90%	(5.96%)		to	(7.23%)
2017	13,785	$1.18	to	$1.11	$16,130	1.48%	0.55%	to	1.90%	17.63%		to	16.05%
2016	18,669	$1.00	to	$0.95	$18,610	0.59%	0.55%	to	1.90%	(3.10%)		to	(4.40%)
2015	31,994	$1.04	to	$1.00	$33,022	0.37%	0.55%	to	1.90%	(8.85%)		to	(10.08%)
Janus Henderson VIT Bal, Serv
2019	56,949	$1.21	to	$1.18	$68,253	1.82%	0.55%	to	1.90%	21.60%		to	19.98%
2018	32,123	$0.99	to	$0.98	$31,839	1.50%	0.55%	to	1.90%	(0.67	%)(10)	to	(1.58	%)(10)
Janus Henderson VIT Enter, Serv
2019	7,645	$2.38	to	$2.20	$17,333	0.05%	0.55%	to	0.95%	34.42%		to	33.88%
2018	8,646	$1.77	to	$1.65	$14,621	0.11%	0.55%	to	0.95%	(1.21%)		to	(1.61%)
2017	9,251	$1.79	to	$1.67	$15,839	0.15%	0.55%	to	0.95%	26.39%		to	25.89%
2016	10,124	$1.42	to	$1.33	$13,757	0.02%	0.55%	to	0.95%	11.49%		to	11.05%
2015	11,614	$1.27	to	$1.20	$14,195	0.52%	0.55%	to	0.95%	3.20%		to	2.79%
Janus Henderson VIT Flex Bd, Serv
2019	44,425	$1.14	to	$1.04	$49,020	2.88%	0.55%	to	1.90%	8.68%		to	7.22%
2018	41,077	$1.05	to	$0.97	$41,907	2.59%	0.55%	to	1.90%	(1.83%)		to	(3.15%)
2017	48,174	$1.07	to	$1.00	$50,335	2.46%	0.55%	to	1.90%	2.79%		to	1.41%
2016	52,385	$1.04	to	$0.99	$53,508	2.53%	0.55%	to	1.90%	1.66%		to	0.30%
2015	39,412	$1.02	to	$0.98	$39,813	2.18%	0.55%	to	1.90%	(0.61%)		to	(1.94%)
Janus Henderson VIT Gbl Tech, Serv
2019	13,302	$2.19	to	$4.96	$28,362	—	0.55%	to	1.20%	44.03%		to	43.09%
2018	15,070	$1.52	to	$3.46	$22,441	—	0.55%	to	1.20%	0.35%		to	(0.30%)
2017	16,362	$1.51	to	$3.47	$24,230	—	0.55%	to	1.20%	44.12%		to	43.19%
2016	18,360	$1.05	to	$2.43	$18,891	0.09%	0.55%	to	1.20%	13.23%		to	12.50%
2015	21,049	$0.93	to	$2.16	$19,200	—	0.55%	to	1.20%	4.07%		to	3.40%
Janus Henderson VIT Overseas, Serv
2019	13,664	$1.60	to	$2.50	$20,973	1.82%	0.55%	to	1.20%	26.01%		to	25.20%
2018	15,915	$1.27	to	$2.00	$19,487	1.64%	0.55%	to	1.20%	(15.60%)		to	(16.16%)
2017	17,974	$1.50	to	$2.38	$26,123	1.58%	0.55%	to	1.20%	30.09%		to	29.25%
2016	20,913	$1.15	to	$1.84	$23,412	4.67%	0.55%	to	1.20%	(7.22%)		to	(7.82%)
2015	24,946	$1.24	to	$2.00	$30,219	0.50%	0.55%	to	1.20%	(9.30%)		to	(9.89%)
Janus Henderson VIT Res, Serv
2019	20,124	$2.68	to	$2.27	$51,489	0.31%	0.55%	to	1.90%	34.48%		to	32.68%
2018	21,976	$2.00	to	$1.71	$42,067	0.36%	0.55%	to	1.90%	(3.37%)		to	(4.68%)
2017	24,074	$2.07	to	$1.80	$47,967	0.24%	0.55%	to	1.90%	26.86%		to	25.16%
2016	28,456	$1.63	to	$1.44	$44,874	0.38%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	33,433	$1.63	to	$1.46	$53,075	0.46%	0.55%	to	1.90%	4.50%		to	3.10%
Lazard Ret Global Dyn MA, Serv
2019	14,412	$1.53	to	$1.39	$21,230	0.05%	0.55%	to	1.90%	17.14%		to	15.57%
2018	15,222	$1.30	to	$1.21	$19,245	1.38%	0.55%	to	1.90%	(7.08%)		to	(8.34%)
2017	12,337	$1.40	to	$1.32	$16,905	—	0.55%	to	1.90%	19.87%		to	18.27%
2016	12,934	$1.17	to	$1.11	$14,857	0.21%	0.55%	to	1.90%	2.74%		to	1.36%
2015	16,048	$1.14	to	$1.10	$18,042	—	0.55%	to	1.90%	(0.99%)		to	(2.31%)
MFS Mass Inv Gro Stock, Serv Cl
2019	36,777	$1.82	to	$1.75	$66,117	0.34%	0.55%	to	1.45%	38.82%		to	37.58%
2018	41,339	$1.31	to	$1.27	$53,770	0.33%	0.55%	to	1.45%	0.02%		to	(0.88%)
2017	48,413	$1.31	to	$1.28	$63,174	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	58,861	$1.03	to	$1.01	$60,486	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	67,425	$0.98	to	$0.97	$66,042	0.60%	0.55%	to	1.45%	(2.04	%)(5)	to	(2.71	%)(5)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	307

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS New Dis, Serv Cl
2019	11,428	$3.39	to	$3.58	$37,250	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	12,560	$2.41	to	$2.56	$29,201	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	14,310	$2.47	to	$2.64	$34,090	—	0.55%	to	1.20%	25.64%	to	24.83%
2016	16,734	$1.97	to	$2.11	$31,851	—	0.55%	to	1.20%	8.20%	to	7.50%
2015	20,210	$1.82	to	$1.97	$35,640	—	0.55%	to	1.20%	(2.68%)	to	(3.31%)
MFS Utilities, Serv Cl
2019	46,751	$4.46	to	$1.73	$169,548	3.78%	0.55%	to	1.90%	24.12%	to	22.45%
2018	51,317	$3.59	to	$1.41	$151,015	0.83%	0.55%	to	1.90%	0.26%	to	(1.09%)
2017	61,196	$3.59	to	$1.43	$180,143	4.10%	0.55%	to	1.90%	13.87%	to	12.35%
2016	70,057	$3.15	to	$1.27	$182,085	3.65%	0.55%	to	1.90%	10.63%	to	9.15%
2015	79,768	$2.85	to	$1.16	$190,029	3.91%	0.55%	to	1.90%	(15.22%)	to	(16.37%)
MS VIF Dis, Cl II
2019	18,470	$3.24	to	$2.08	$58,529	—	0.55%	to	1.90%	39.20%	to	37.33%
2018	17,284	$2.33	to	$1.51	$39,637	—	0.55%	to	1.90%	9.92%	to	8.43%
2017	14,475	$2.12	to	$1.40	$30,403	—	0.55%	to	1.90%	37.84%	to	36.00%
2016	16,090	$1.54	to	$1.03	$24,689	—	0.55%	to	1.90%	(9.34%)	to	(10.56%)
2015	20,715	$1.70	to	$1.15	$35,167	—	0.55%	to	1.90%	(6.50%)	to	(7.76%)
MS VIF Global Real Est, Cl II
2019	16,636	$1.66	to	$1.54	$26,812	2.61%	0.55%	to	1.45%	17.41%	to	16.35%
2018	20,200	$1.41	to	$1.32	$27,834	3.10%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	25,820	$1.55	to	$1.46	$39,104	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
2016	32,431	$1.42	to	$1.35	$45,178	1.36%	0.55%	to	1.45%	2.56%	to	1.64%
2015	38,954	$1.38	to	$1.33	$53,052	2.29%	0.55%	to	1.45%	(1.96%)	to	(2.84%)
NB AMT Intl Eq, Cl S
2019	7,924	$1.40	to	$1.40	$11,112	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	9,712	$1.10	to	$1.11	$10,777	0.15%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	11,254	$1.34	to	$1.36	$15,150	0.65%	0.55%	to	1.45%	26.07%	to	24.94%
2016	12,747	$1.06	to	$1.08	$13,664	0.62%	0.55%	to	1.45%	(2.35%)	to	(3.23%)
2015	14,559	$1.09	to	$1.12	$16,013	0.91%	0.55%	to	1.45%	0.97%	to	0.07%
NB AMT Sus Eq, Cl S
2019	4,590	$2.20	to	$2.02	$12,006	0.30%	0.60%	to	1.90%	24.83%	to	23.21%
2018	4,187	$1.76	to	$1.64	$8,768	0.21%	0.60%	to	1.90%	(6.50%)	to	(7.72%)
2017	4,154	$1.89	to	$1.77	$9,320	0.37%	0.60%	to	1.90%	17.41%	to	15.90%
2016	3,911	$1.61	to	$1.53	$7,470	0.48%	0.60%	to	1.90%	8.98%	to	7.58%
2015	4,273	$1.47	to	$1.42	$7,512	0.31%	0.60%	to	1.90%	(1.18%)	to	(2.46%)
NB AMT US Eq Index PW Strat, Cl S
2019	4,240	$1.04	to	$0.96	$4,286	0.16%	0.55%	to	1.90%	14.63%	to	13.09%
2018	4,045	$0.91	to	$0.85	$3,586	—	0.55%	to	1.90%	(7.30%)	to	(8.54%)
2017	3,417	$0.98	to	$0.93	$3,281	—	0.55%	to	1.90%	6.10%	to	4.68%
2016	3,376	$0.92	to	$0.89	$3,072	—	0.55%	to	1.90%	(1.19%)	to	(2.51%)
2015	3,673	$0.93	to	$0.91	$3,400	—	0.55%	to	1.90%	(5.58%)	to	(6.85%)
PIMCO VIT All Asset, Advisor Cl
2019	39,328	$1.75	to	$1.16	$66,173	2.77%	0.55%	to	1.90%	11.13%	to	9.64%
2018	46,372	$1.58	to	$1.06	$70,331	2.95%	0.55%	to	1.90%	(5.97%)	to	(7.23%)
2017	56,360	$1.68	to	$1.14	$91,337	4.43%	0.55%	to	1.90%	12.76%	to	11.25%
2016	64,890	$1.49	to	$1.02	$93,646	2.43%	0.55%	to	1.90%	12.29%	to	10.77%
2015	80,431	$1.33	to	$0.92	$103,895	2.91%	0.55%	to	1.90%	(9.69%)	to	(10.89%)
PIMCO VIT Glb Man As Alloc, Adv Cl
2019	4,415	$1.25	to	$1.13	$5,298	2.12%	0.55%	to	1.90%	16.32%	to	14.77%
2018	4,395	$1.08	to	$0.98	$4,553	1.59%	0.55%	to	1.90%	(6.13%)	to	(7.40%)
2017	4,421	$1.15	to	$1.06	$4,914	2.16%	0.55%	to	1.90%	13.37%	to	11.85%
2016	4,276	$1.01	to	$0.95	$4,210	2.34%	0.55%	to	1.90%	3.35%	to	1.98%
2015	4,724	$0.98	to	$0.93	$4,525	1.76%	0.55%	to	1.90%	(0.81%)	to	(2.14%)

308	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2019	39,647	$1.13	to	$1.03	$43,292	2.89%	0.55%	to	1.90%	7.65%	to	6.21%
2018	29,874	$1.05	to	$0.97	$30,435	2.43%	0.55%	to	1.90%	(1.18%)	to	(2.51%)
2017	28,808	$1.06	to	$0.99	$29,845	1.92%	0.55%	to	1.90%	4.24%	to	2.84%
2016	18,986	$1.02	to	$0.97	$18,973	1.98%	0.55%	to	1.90%	2.01%	to	0.65%
2015	14,009	$1.00	to	$0.96	$13,796	4.90%	0.55%	to	1.90%	(0.54%)	to	(1.88%)
Put VT Global Hlth Care, Cl IB
2019	7,149	$3.47	to	$3.21	$23,677	—	0.55%	to	1.20%	29.58%	to	28.74%
2018	8,767	$2.68	to	$2.49	$22,465	0.99%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
2017	9,934	$2.71	to	$2.54	$25,818	0.53%	0.55%	to	1.20%	14.67%	to	13.93%
2016	11,746	$2.36	to	$2.23	$26,703	—	0.55%	to	1.20%	(11.84%)	to	(12.41%)
2015	14,959	$2.68	to	$2.54	$38,672	7.52%	0.55%	to	1.20%	7.20%	to	6.50%
Put VT Intl Eq, Cl IB
2019	6,274	$1.93	to	$1.89	$11,617	1.43%	0.55%	to	1.20%	24.47%	to	23.66%
2018	7,342	$1.55	to	$1.53	$10,946	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
2017	8,597	$1.93	to	$1.91	$15,980	2.24%	0.55%	to	1.20%	25.89%	to	25.07%
2016	9,846	$1.53	to	$1.53	$14,585	3.53%	0.55%	to	1.20%	(2.99%)	to	(3.61%)
2015	11,782	$1.58	to	$1.58	$18,040	1.17%	0.55%	to	1.20%	(0.41%)	to	(1.05%)
Put VT Sus Leaders, Cl IA
2019	17,005	$4.28	to	$4.28	$73,160	0.69%	1.25%	to	1.25%	35.02%	to	35.02%
2018	18,846	$3.17	to	$3.17	$60,059	0.01%	1.25%	to	1.25%	(2.52%)	to	(2.52%)
2017	20,744	$3.25	to	$3.25	$67,957	0.85%	1.25%	to	1.25%	27.95%	to	27.95%
2016	22,792	$2.54	to	$2.54	$58,366	0.97%	1.25%	to	1.25%	6.72%	to	6.72%
2015	25,133	$2.38	to	$2.38	$60,316	1.91%	1.25%	to	1.25%	(1.31%)	to	(1.31%)
Put VT Sus Leaders, Cl IB
2019	9,530	$3.45	to	$3.24	$32,045	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	10,470	$2.54	to	$2.41	$26,029	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	11,436	$2.60	to	$2.48	$29,120	0.63%	0.55%	to	1.20%	28.52%	to	27.69%
2016	12,838	$2.02	to	$1.94	$25,512	0.72%	0.55%	to	1.20%	7.20%	to	6.51%
2015	14,936	$1.88	to	$1.82	$27,762	1.69%	0.55%	to	1.20%	(0.84%)	to	(1.48%)
Royce Micro-Cap, Invest Cl
2019	2,431	$5.09	to	$4.69	$11,773	—	0.55%	to	0.95%	18.90%	to	18.42%
2018	2,779	$4.28	to	$3.96	$11,343	—	0.55%	to	0.95%	(9.55%)	to	(9.91%)
2017	3,299	$4.73	to	$4.40	$15,020	0.63%	0.55%	to	0.95%	4.61%	to	4.19%
2016	3,920	$4.53	to	$4.22	$17,077	0.68%	0.55%	to	0.95%	19.06%	to	18.58%
2015	4,659	$3.80	to	$3.56	$17,086	—	0.55%	to	0.95%	(12.94%)	to	(13.29%)
Temp Global Bond, Cl 2
2019	35,065	$1.01	to	$0.92	$34,358	7.17%	0.55%	to	1.90%	1.45%	to	0.09%
2018	37,431	$1.00	to	$0.92	$36,361	—	0.55%	to	1.90%	1.38%	to	0.01%
2017	37,623	$0.98	to	$0.92	$36,206	—	0.55%	to	1.90%	1.37%	to	0.02%
2016	33,736	$0.97	to	$0.92	$32,181	—	0.55%	to	1.90%	2.38%	to	1.00%
2015	37,383	$0.95	to	$0.91	$34,993	7.87%	0.55%	to	1.90%	(4.83%)	to	(6.11%)
Third Ave Val
2019	3,063	$3.61	to	$3.33	$10,588	0.27%	0.55%	to	0.95%	11.85%	to	11.40%
2018	3,676	$3.23	to	$2.99	$11,381	1.82%	0.55%	to	0.95%	(20.78%)	to	(21.10%)
2017	4,361	$4.07	to	$3.79	$17,074	0.83%	0.55%	to	0.95%	12.97%	to	12.52%
2016	5,019	$3.61	to	$3.37	$17,443	0.81%	0.55%	to	0.95%	11.61%	to	11.16%
2015	5,995	$3.23	to	$3.03	$18,682	3.32%	0.55%	to	0.95%	(9.39%)	to	(9.75%)
VanEck VIP Global Gold, Cl S
2019	19,858	$1.02	to	$0.94	$19,650	—	0.55%	to	1.90%	37.99%	to	36.14%
2018	17,188	$0.74	to	$0.69	$12,411	3.11%	0.55%	to	1.90%	(16.16%)	to	(17.30%)
2017	14,742	$0.88	to	$0.83	$12,758	4.45%	0.55%	to	1.90%	11.02%	to	9.53%
2016	14,214	$0.80	to	$0.76	$11,190	0.32%	0.55%	to	1.90%	47.13%	to	45.16%
2015	10,176	$0.54	to	$0.52	$5,450	—	0.55%	to	1.90%	(24.57%)	to	(25.58%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	309

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2019	514,782	$2.09	to	$1.58	$1,033,752	—	0.55%	to	1.90%	20.92%		to	19.30%
2018	589,593	$1.73	to	$1.33	$983,660	—	0.55%	to	1.90%	(9.09%)		to	(10.31%)
2017	645,382	$1.90	to	$1.48	$1,188,161	—	0.55%	to	1.90%	18.26%		to	16.68%
2016	694,293	$1.61	to	$1.27	$1,085,154	—	0.55%	to	1.90%	5.33%		to	3.92%
2015	767,605	$1.52	to	$1.22	$1,143,770	—	0.55%	to	1.90%	(1.30%)		to	(2.63%)
VP Aggr, Cl 4
2019	297,629	$2.09	to	$1.92	$600,819	—	0.55%	to	1.45%	21.01%		to	19.93%
2018	364,028	$1.73	to	$1.60	$609,397	—	0.55%	to	1.45%	(9.12%)		to	(9.94%)
2017	438,155	$1.90	to	$1.77	$810,257	—	0.55%	to	1.45%	18.22%		to	17.17%
2016	554,043	$1.61	to	$1.51	$870,142	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	678,201	$1.53	to	$1.45	$1,014,551	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
VP Col Wanger Intl Eq, Cl 2
2019	21,799	$1.63	to	$1.50	$40,233	0.59%	0.60%	to	1.90%	28.73%		to	27.07%
2018	22,756	$1.27	to	$1.18	$32,753	1.87%	0.60%	to	1.90%	(17.96%)		to	(19.03%)
2017	19,576	$1.54	to	$1.46	$34,496	0.82%	0.60%	to	1.90%	31.15%		to	29.44%
2016	16,412	$1.18	to	$1.13	$22,138	1.43%	0.60%	to	1.90%	(1.36%)		to	(2.65%)
2015	15,173	$1.19	to	$1.16	$20,835	1.40%	0.60%	to	1.90%	(2.23%)		to	(3.50%)
VP Conserv, Cl 2
2019	334,581	$1.42	to	$1.15	$452,819	—	0.55%	to	1.90%	10.14%		to	8.67%
2018	313,974	$1.29	to	$1.06	$387,057	—	0.55%	to	1.90%	(3.49%)		to	(4.79%)
2017	364,115	$1.33	to	$1.11	$466,977	—	0.55%	to	1.90%	6.83%		to	5.40%
2016	420,989	$1.25	to	$1.05	$507,922	—	0.55%	to	1.90%	2.87%		to	1.49%
2015	404,404	$1.21	to	$1.04	$476,634	—	0.55%	to	1.90%	(0.71%)		to	(2.04%)
VP Conserv, Cl 4
2019	322,396	$1.42	to	$1.30	$438,288	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	359,816	$1.29	to	$1.19	$446,021	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	438,966	$1.33	to	$1.24	$565,866	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	557,147	$1.25	to	$1.17	$675,846	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	573,235	$1.21	to	$1.15	$678,617	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
VP Man Risk, Cl 2
2019	159,500	$1.13	to	$1.09	$177,905	—	0.55%	to	1.90%	15.42%		to	13.87%
2018	95,804	$0.98	to	$0.96	$92,980	—	0.55%	to	1.90%	(5.82%)		to	(7.09%)
2017	16,502	$1.04	to	$1.03	$17,080	—	0.55%	to	1.90%	3.53	%(9)	to	3.14	%(9)
VP Man Risk US, Cl 2
2019	146,325	$1.18	to	$1.14	$171,094	—	0.55%	to	1.90%	17.67%		to	16.09%
2018	72,408	$1.00	to	$0.98	$72,135	—	0.55%	to	1.90%	(4.07%)		to	(5.36%)
2017	10,227	$1.04	to	$1.04	$10,666	—	0.55%	to	1.90%	4.33	%(9)	to	3.94	%(9)
VP Man Vol Conserv, Cl 2
2019	430,973	$1.21	to	$1.12	$511,641	—	0.55%	to	1.90%	11.30%		to	9.81%
2018	352,073	$1.09	to	$1.02	$377,188	—	0.55%	to	1.90%	(3.12%)		to	(4.42%)
2017	371,569	$1.12	to	$1.07	$412,801	—	0.55%	to	1.90%	7.30%		to	5.86%
2016	375,994	$1.05	to	$1.01	$390,968	—	0.55%	to	1.90%	2.49%		to	1.12%
2015	205,029	$1.02	to	$1.00	$208,901	—	0.55%	to	1.90%	(1.68%)		to	(2.99%)
VP Man Vol Conserv Gro, Cl 2
2019	1,086,807	$1.26	to	$1.19	$1,368,390	—	0.55%	to	1.90%	13.37%		to	11.85%
2018	1,045,272	$1.11	to	$1.06	$1,166,105	—	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2017	1,090,668	$1.17	to	$1.13	$1,283,320	—	0.55%	to	1.90%	10.58%		to	9.11%
2016	1,147,613	$1.05	to	$1.04	$1,225,828	—	0.55%	to	1.90%	2.60%		to	1.23%
2015	787,479	$1.03	to	$1.03	$823,246	—	0.55%	to	1.90%	(2.37%)		to	(3.67%)

310	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Gro, Cl 2
2019	7,648,690	$1.34	to	$1.33	$10,691,504	—	0.55%	to	1.90%	17.61%	to	16.03%
2018	7,690,166	$1.14	to	$1.15	$9,161,189	—	0.55%	to	1.90%	(8.24%)	to	(9.48%)
2017	7,241,065	$1.24	to	$1.27	$9,417,648	—	0.55%	to	1.90%	16.84%	to	15.28%
2016	6,861,703	$1.06	to	$1.10	$7,649,392	—	0.55%	to	1.90%	2.80%	to	1.42%
2015	6,355,234	$1.03	to	$1.08	$6,894,914	—	0.55%	to	1.90%	(3.87%)	to	(5.16%)
VP Man Vol Mod Gro, Cl 2
2019	9,915,419	$1.31	to	$1.34	$13,928,600	—	0.55%	to	1.90%	15.53%	to	13.98%
2018	10,282,670	$1.13	to	$1.18	$12,547,330	—	0.55%	to	1.90%	(6.37%)	to	(7.63%)
2017	10,233,494	$1.21	to	$1.27	$13,380,654	—	0.55%	to	1.90%	13.72%	to	12.20%
2016	10,167,228	$1.06	to	$1.14	$11,730,363	—	0.55%	to	1.90%	2.85%	to	1.47%
2015	9,075,444	$1.03	to	$1.12	$10,207,540	—	0.55%	to	1.90%	(3.05%)	to	(4.35%)
VP Mod, Cl 2
2019	4,164,098	$1.75	to	$1.36	$6,996,952	—	0.55%	to	1.90%	15.50%	to	13.95%
2018	4,279,589	$1.52	to	$1.19	$6,252,850	—	0.55%	to	1.90%	(6.09%)	to	(7.36%)
2017	4,525,857	$1.62	to	$1.29	$7,073,183	—	0.55%	to	1.90%	12.60%	to	11.10%
2016	4,720,820	$1.44	to	$1.16	$6,581,507	—	0.55%	to	1.90%	4.06%	to	2.67%
2015	4,872,680	$1.38	to	$1.13	$6,556,989	—	0.55%	to	1.90%	(1.10%)	to	(2.43%)
VP Mod, Cl 4
2019	4,146,579	$1.76	to	$1.61	$7,014,436	—	0.55%	to	1.45%	15.54%	to	14.50%
2018	4,786,697	$1.52	to	$1.41	$7,036,348	—	0.55%	to	1.45%	(6.09%)	to	(6.93%)
2017	5,535,497	$1.62	to	$1.51	$8,698,841	—	0.55%	to	1.45%	12.59%	to	11.58%
2016	6,377,730	$1.44	to	$1.35	$8,937,621	—	0.55%	to	1.45%	4.06%	to	3.12%
2015	7,222,346	$1.38	to	$1.31	$9,765,609	—	0.55%	to	1.45%	(1.10%)	to	(1.99%)
VP Mod Aggr, Cl 2
2019	1,759,401	$1.92	to	$1.46	$3,240,508	—	0.55%	to	1.90%	18.06%	to	16.48%
2018	2,013,548	$1.63	to	$1.26	$3,155,126	—	0.55%	to	1.90%	(7.55%)	to	(8.79%)
2017	2,232,170	$1.76	to	$1.38	$3,799,415	—	0.55%	to	1.90%	15.51%	to	13.97%
2016	2,427,281	$1.52	to	$1.21	$3,592,456	—	0.55%	to	1.90%	4.69%	to	3.29%
2015	2,674,127	$1.45	to	$1.17	$3,797,681	—	0.55%	to	1.90%	(1.27%)	to	(2.59%)
VP Mod Aggr, Cl 4
2019	1,095,299	$1.92	to	$1.76	$2,029,967	—	0.55%	to	1.45%	18.10%	to	17.04%
2018	1,388,678	$1.63	to	$1.50	$2,188,002	—	0.55%	to	1.45%	(7.59%)	to	(8.42%)
2017	1,694,432	$1.76	to	$1.64	$2,900,251	—	0.55%	to	1.45%	15.56%	to	14.52%
2016	2,083,794	$1.52	to	$1.43	$3,098,935	—	0.55%	to	1.45%	4.68%	to	3.75%
2015	2,538,648	$1.46	to	$1.38	$3,620,415	—	0.55%	to	1.45%	(1.34%)	to	(2.22%)
VP Mod Conserv, Cl 2
2019	853,533	$1.58	to	$1.25	$1,285,589	—	0.55%	to	1.90%	12.89%	to	11.38%
2018	857,276	$1.40	to	$1.12	$1,148,665	—	0.55%	to	1.90%	(4.65%)	to	(5.94%)
2017	951,569	$1.46	to	$1.19	$1,344,016	—	0.55%	to	1.90%	9.41%	to	7.94%
2016	1,050,146	$1.34	to	$1.10	$1,362,169	—	0.55%	to	1.90%	3.40%	to	2.01%
2015	1,080,404	$1.29	to	$1.08	$1,362,065	—	0.55%	to	1.90%	(0.77%)	to	(2.10%)
VP Mod Conserv, Cl 4
2019	848,431	$1.58	to	$1.45	$1,287,128	—	0.55%	to	1.45%	12.87%	to	11.86%
2018	966,531	$1.40	to	$1.29	$1,304,637	—	0.55%	to	1.45%	(4.58%)	to	(5.44%)
2017	1,166,069	$1.47	to	$1.37	$1,656,917	—	0.55%	to	1.45%	9.31%	to	8.34%
2016	1,410,424	$1.34	to	$1.26	$1,841,117	—	0.55%	to	1.45%	3.47%	to	2.54%
2015	1,588,850	$1.30	to	$1.23	$2,012,896	—	0.55%	to	1.45%	(0.84%)	to	(1.74%)
VP Ptnrs Core Bond, Cl 2
2019	8,894	$1.16	to	$1.05	$10,597	2.13%	0.60%	to	1.90%	7.74%	to	6.35%
2018	7,524	$1.08	to	$0.99	$8,353	2.34%	0.60%	to	1.90%	(0.95%)	to	(2.23%)
2017	8,696	$1.09	to	$1.01	$9,776	2.15%	0.60%	to	1.90%	2.72%	to	1.40%
2016	8,554	$1.06	to	$1.00	$9,408	1.85%	0.60%	to	1.90%	1.64%	to	0.31%
2015	6,047	$1.05	to	$0.99	$6,582	1.67%	0.60%	to	1.90%	(0.05%)	to	(1.36%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	311

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Eq, Cl 2
2019	4,244	$2.08	to	$1.90	$10,227	—	0.60%	to	1.90%	25.45%		to	23.83%
2018	4,552	$1.66	to	$1.53	$8,796	—	0.60%	to	1.90%	(8.75%)		to	(9.94%)
2017	4,700	$1.82	to	$1.70	$10,014	—	0.60%	to	1.90%	19.40%		to	17.87%
2016	4,534	$1.52	to	$1.44	$8,128	—	0.60%	to	1.90%	8.90%		to	7.49%
2015	4,751	$1.40	to	$1.34	$7,873	—	0.60%	to	1.90%	(0.27%)		to	(1.56%)
VP Ptnrs Core Eq, Cl 3
2019	11,078	$2.25	to	$2.03	$23,860	—	0.55%	to	1.45%	25.69%		to	24.56%
2018	13,454	$1.79	to	$1.63	$23,146	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	17,029	$1.95	to	$1.80	$32,189	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	20,722	$1.63	to	$1.52	$32,885	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	24,829	$1.50	to	$1.41	$36,243	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
VP Ptnrs Sm Cap Gro, Cl 2
2019	3,823	$1.78	to	$1.62	$9,390	—	0.60%	to	1.90%	20.22%		to	18.67%
2018	3,356	$1.48	to	$1.36	$6,890	—	0.60%	to	1.90%	(5.45%)		to	(6.68%)
2017	2,729	$1.56	to	$1.46	$5,935	—	0.60%	to	1.90%	17.79%		to	16.27%
2016	2,402	$1.33	to	$1.26	$4,455	—	0.60%	to	1.90%	5.75%		to	4.38%
2015	2,514	$1.25	to	$1.20	$4,442	—	0.60%	to	1.90%	(5.88%)		to	(7.10%)
VP Ptnrs Sm Cap Val, Cl 2
2019	3,438	$1.68	to	$1.54	$7,128	—	0.60%	to	1.90%	18.81%		to	17.28%
2018	3,283	$1.42	to	$1.31	$5,754	—	0.60%	to	1.90%	(14.24%)		to	(15.35%)
2017	2,920	$1.65	to	$1.55	$5,991	—	0.60%	to	1.90%	6.25%		to	4.88%
2016	2,638	$1.55	to	$1.48	$5,104	—	0.60%	to	1.90%	24.61%		to	23.00%
2015	2,373	$1.25	to	$1.20	$3,703	—	0.60%	to	1.90%	(9.98%)		to	(11.15%)
VP Ptnrs Sm Cap Val, Cl 3
2019	20,084	$3.72	to	$1.93	$63,888	—	0.55%	to	1.45%	19.00%		to	17.93%
2018	22,961	$3.13	to	$1.63	$61,363	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	26,821	$3.64	to	$1.92	$83,615	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	32,428	$3.42	to	$1.82	$95,187	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	38,518	$2.74	to	$1.47	$91,180	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
VP US Flex Conserv Gro, Cl 2
2019	216,805	$1.15	to	$1.19	$264,362	—	0.55%	to	1.90%	14.23%		to	12.70%
2018	119,444	$1.00	to	$1.05	$128,176	—	0.55%	to	1.90%	(3.03%)		to	(4.33%)
2017	69,286	$1.04	to	$1.10	$77,087	—	0.55%	to	1.90%	3.43	%(9)	to	9.62%
2016	7,951	$1.01	to	$1.00	$7,994	—	0.60%	to	1.90%	0.83	%(7)	to	0.66	%(7)
VP US Flex Gro, Cl 2
2019	2,087,385	$1.21	to	$1.33	$2,862,487	—	0.55%	to	1.90%	19.54%		to	17.94%
2018	1,403,049	$1.02	to	$1.13	$1,616,520	—	0.55%	to	1.90%	(4.45%)		to	(5.73%)
2017	782,503	$1.06	to	$1.20	$948,181	—	0.55%	to	1.90%	6.17	%(9)	to	16.23%
2016	152,952	$1.03	to	$1.03	$158,048	—	0.60%	to	1.90%	2.20	%(7)	to	2.03	%(7)
VP US Flex Mod Gro, Cl 2
2019	1,326,348	$1.18	to	$1.26	$1,718,525	—	0.55%	to	1.90%	16.93%		to	15.36%
2018	965,850	$1.01	to	$1.09	$1,074,953	—	0.55%	to	1.90%	(3.77%)		to	(5.06%)
2017	581,575	$1.05	to	$1.15	$675,916	—	0.55%	to	1.90%	4.93	%(9)	to	13.02%
2016	82,581	$1.02	to	$1.02	$84,178	—	0.60%	to	1.90%	1.52	%(7)	to	1.35	%(7)
Wanger Intl
2019	50,662	$4.33	to	$2.07	$174,505	0.79%	0.55%	to	1.45%	29.28%		to	28.12%
2018	60,391	$3.35	to	$1.61	$160,984	2.02%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	68,564	$4.09	to	$1.99	$224,311	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	78,620	$3.10	to	$1.52	$195,758	1.13%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	94,010	$3.16	to	$1.56	$241,040	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)

312	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger USA
2019	54,642	$5.64	to	$2.82	$253,728	0.26%	0.55%	to	1.45%	30.38%	to	29.21%
2018	63,796	$4.33	to	$2.18	$227,464	0.09%	0.55%	to	1.45%	(2.00%)	to	(2.89%)
2017	73,900	$4.42	to	$2.25	$269,824	—	0.55%	to	1.45%	18.93%	to	17.86%
2016	87,712	$3.71	to	$1.91	$269,942	—	0.55%	to	1.45%	13.07%	to	12.05%
2015	105,481	$3.28	to	$1.70	$289,513	0.00%	0.55%	to	1.45%	(1.15%)	to	(2.04%)
WF VT Index Asset Alloc, Cl 2
2019	8,230	$2.92	to	$2.74	$23,399	1.09%	0.55%	to	1.20%	19.50%	to	18.72%
2018	9,481	$2.44	to	$2.30	$22,593	0.97%	0.55%	to	1.20%	(3.44%)	to	(4.07%)
2017	11,067	$2.53	to	$2.40	$27,343	0.74%	0.55%	to	1.20%	11.64%	to	10.91%
2016	12,593	$2.26	to	$2.17	$27,911	0.89%	0.55%	to	1.20%	7.09%	to	6.39%
2015	13,760	$2.11	to	$2.04	$28,356	1.03%	0.55%	to	1.20%	0.70%	to	0.04%
WF VT Intl Eq, Cl 2
2019	18,783	$1.89	to	$1.22	$30,400	3.69%	0.55%	to	1.45%	14.85%	to	13.82%
2018	20,982	$1.65	to	$1.07	$29,640	11.24%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	23,601	$2.00	to	$1.31	$40,675	2.82%	0.55%	to	1.45%	23.66%	to	22.55%
2016	24,730	$1.62	to	$1.07	$34,690	2.82%	0.55%	to	1.45%	2.73%	to	1.81%
2015	30,265	$1.58	to	$1.05	$41,543	3.97%	0.55%	to	1.45%	1.24%	to	0.33%
WF VT Opp, Cl 2
2019	14,921	$3.77	to	$2.04	$49,566	0.28%	0.55%	to	1.90%	30.74%	to	28.99%
2018	17,378	$2.88	to	$1.58	$44,290	0.18%	0.55%	to	1.90%	(7.66%)	to	(8.90%)
2017	20,487	$3.12	to	$1.73	$56,740	0.68%	0.55%	to	1.90%	19.78%	to	18.18%
2016	23,575	$2.61	to	$1.47	$54,889	2.04%	0.55%	to	1.90%	11.61%	to	10.12%
2015	27,542	$2.34	to	$1.33	$57,752	0.13%	0.55%	to	1.90%	(3.62%)	to	(4.90%)
WF VT Sm Cap Gro, Cl 2
2019	24,616	$3.63	to	$2.00	$82,575	—	0.55%	to	1.90%	24.14%	to	22.48%
2018	26,761	$2.92	to	$1.63	$72,561	—	0.55%	to	1.90%	0.75%	to	(0.61%)
2017	25,824	$2.90	to	$1.64	$69,947	—	0.55%	to	1.90%	25.17%	to	23.50%
2016	28,341	$2.32	to	$1.33	$61,652	—	0.55%	to	1.90%	7.16%	to	5.73%
2015	33,099	$2.16	to	$1.26	$67,685	—	0.55%	to	1.90%	(3.42%)	to	(4.71%)
WA Var Global Hi Yd Bond, Cl II
2019	9,240	$1.24	to	$1.14	$11,151	5.39%	0.55%	to	1.90%	13.39%	to	11.86%
2018	8,318	$1.10	to	$1.02	$8,870	4.55%	0.55%	to	1.90%	(4.69%)	to	(5.98%)
2017	9,079	$1.15	to	$1.08	$10,224	5.77%	0.55%	to	1.90%	7.83%	to	6.39%
2016	6,019	$1.07	to	$1.02	$6,315	5.94%	0.55%	to	1.90%	14.73%	to	13.20%
2015	6,145	$0.93	to	$0.90	$5,648	5.80%	0.55%	to	1.90%	(6.59%)	to	(7.85%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on March 27, 2015.
(6)	New subaccount operations commenced on April 29, 2016.
(7)	New subaccount operations commenced on November 14, 2016.
(8)	New subaccount operations commenced on April 28, 2017.
(9)	New subaccount operations commenced on September 18, 2017.
(10)	New subaccount operations commenced on April 27, 2018.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	313

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2019 and 2018, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2019, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 26, 2020

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2019	2018
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2019, $19,111; 2018, $21,099)	$20,902	$21,528
Mortgage loans, at amortized cost (less allowance for loan losses: 2019, $17; 2018, $16)	2,655	2,547
Policy loans	867	861
Other investments	734	838
Total investments	25,158	25,774
Cash and cash equivalents	1,275	1,085
Reinsurance recoverables	3,198	3,113
Other receivables	1,713	209
Accrued investment income	169	203
Deferred acquisition costs	2,673	2,742
Other assets	5,332	3,554
Separate account assets	82,425	73,393
Total assets	$121,943	$110,073

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$30,504	$29,407
Short-term borrowings	201	201
Line of credit with Ameriprise Financial, Inc.	50	—
Other liabilities	5,427	3,500
Separate account liabilities	82,425	73,393
Total liabilities	118,607	106,501
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	293	1,058
Accumulated other comprehensive income, net of tax	574	45
Total shareholder’s equity	3,336	3,572
Total liabilities and shareholder’s equity	$121,943	$110,073

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2019	2018	2017
Revenues
Premiums	$397	$396	$410
Net investment income	917	1,023	1,011
Policy and contract charges	2,042	2,081	1,943
Other revenues	464	411	400
Net realized investment gains (losses)	(2)	10	40
Total revenues	3,818	3,921	3,804

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,804	1,373	1,239
Interest credited to fixed accounts	669	674	656
Amortization of deferred acquisition costs	133	255	207
Other insurance and operating expenses	685	679	701
Total benefits and expenses	3,291	2,981	2,803
Pretax income (loss)	527	940	1,001
Income tax provision (benefit)	(60)	35	260
Net income	$587	$905	$741

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(24)	$—	$—
Portion of loss recognized in other comprehensive income (before taxes)	7	—	—
Net impairment losses recognized in net realized investment gains (losses)	$(17)	$—	$—

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2019	2018	2017

Net income	$587	$905	$741
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	529	(412)	(3)
Net unrealized gains (losses) on derivatives	—	1	3
Other	—	—	(1)
Total other comprehensive income (loss), net of tax	529	(411)	(1)
Total comprehensive income	$1,116	$494	$740

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2017	$3	$2,466	$862	$457	$3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)

Balances at December 31, 2017	3	2,466	903	456	3,828
Comprehensive income:
Net income	—	—	905	—	905
Other comprehensive income (loss), net of tax	—	—	—	(411)	(411)

Total comprehensive income					494
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)

Balances at December 31, 2018	3	2,466	1,058	45	3,572
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(2)	—	(2)
Comprehensive income:
Net income	—	—	587	—	587
Other comprehensive income (loss), net of tax	—	—	—	529	529

Total comprehensive income					1,116
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,350)	—	(1,350)
Balances at December 31, 2019	$3	$2,466	$293	$574	$3,336

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2019	2018	2017
Cash Flows from Operating Activities
Net income	$587	$905	$741
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(22)	37	48
Deferred income tax (benefit) expense	(278)	(3)	101
Contractholder and policyholder charges, non-cash	(380)	(368)	(359)
Loss from equity method investments	99	64	108
Net realized investment (gains) losses	(15)	(10)	(40)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	17	—	—
Changes in operating assets and liabilities:
Deferred acquisition costs	(106)	1	(35)
Policyholder account balances, future policy benefits and claims, net	751	906	(121)
Derivatives, net of collateral	333	(170)	504
Reinsurance recoverables	(90)	(212)	(266)
Other receivables	19	14	42
Accrued investment income	26	16	18
Other, net	25	(1)	(33)
Net cash provided by (used in) operating activities	966	1,179	708

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	232	56	234
Maturities, sinking fund payments and calls	2,250	2,635	2,491
Purchases	(1,772)	(3,049)	(2,034)
Proceeds from sales, maturities and repayments of mortgage loans	223	280	690
Funding of mortgage loans	(331)	(208)	(439)
Proceeds from sales and collections of other investments	129	137	156
Purchase of other investments	(164)	(217)	(201)
Purchase of equipment and software	(10)	(8)	(9)
Change in policy loans, net	(6)	(16)	(15)
Cash paid for deposit receivable	(349)	—	—
Cash received for deposit receivable	98	—	—
Advance on line of credit to Ameriprise Financial, Inc.	—	(273)	(15)
Repayment from Ameriprise Financial, Inc. on line of credit	—	273	15
Cash paid for written options with deferred premiums	(243)	(131)	(82)
Cash received from written options with deferred premiums	170	130	75
Other, net	42	(15)	3
Net cash provided by (used in) investing activities	269	(406)	869

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,152	1,933	2,059
Net transfers from (to) separate accounts	(86)	(75)	(157)
Surrenders and other benefits	(1,728)	(1,904)	(1,893)
Proceeds from line of credit with Ameriprise Financial, Inc.	73	10	20
Repayments to Ameriprise Financial, Inc. on line of credit	(23)	(10)	(20)
Cash received for purchased options with deferred premiums	206	254	116
Cash paid for purchased options with deferred premiums	(289)	(208)	(263)
Cash dividends to Ameriprise Financial, Inc.	(1,350)	(750)	(700)
Net cash provided by (used in) financing activities	(1,045)	(750)	(838)
Net increase (decrease) in cash and cash equivalents	190	23	739
Cash and cash equivalents at beginning of period	1,085	1,062	323
Cash and cash equivalents at end of period	$1,275	$1,085	$1,062

Supplemental Disclosures:
Income taxes paid (received), net	$215	$158	$250
Interest paid on borrowings	5	4	2
Non-cash investing activity:
Partnership commitments not yet remitted	4	1	9
Investments transferred in connection with fixed annuity reinsurance transaction	1,265	—	—

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

In 2017, the Company recorded the following out-of-period corrections:

•

a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

The impact of these out-of-period corrections was not material to prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, LLC (“AFS”) (previously Ameriprise Financial Services, Inc. until January 2020), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, litigation reserves, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

RiverSource Life Insurance Company

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses. Syndicated loans represent the Company’s investment in below investment grade loan syndications. Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Deposit Receivable

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made are included in other receivables. As amounts are received, consistent with the underlying contracts, the deposit receivable is adjusted. The deposit receivable is accreted using the interest method and the accretion is reported in other revenues.

See Note 7 for additional information on the deposit receivable.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”)

RiverSource Life Insurance Company

ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with current economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2019 and 2018, land, buildings, equipment and software were $129 million and $135 million, respectively, net of accumulated depreciation of $189 million and $174 million, respectively. Depreciation and amortization expense for the years ended December 31, 2019, 2018 and 2017 was $16 million, $15 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly

RiverSource Life Insurance Company

modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and separate account liabilities are equal to the assets recognized.

RiverSource Life Insurance Company

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, gain gross-up (“GGU”), guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can

RiverSource Life Insurance Company

cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life Insurance Company

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 19 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard requires most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard was effective for interim and annual periods beginning after December 15, 2018. Entities had the option to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The election of the update was optional. The update was effective for fiscal years beginning after December 15, 2018. Entities could record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic

RiverSource Life Insurance Company

results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have an impact on the Company’s consolidated financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under previous guidance, premiums were generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for new disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition or results of operations.

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The update does not have an impact on the Company’s consolidated financial condition or results of operations.

Future Adoption of New Accounting Standards

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the FASB updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to accounting principles related to intraperiod tax allocation (prospective basis), deferred tax

RiverSource Life Insurance Company

liabilities related to outside basis differences (modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption) and year-to-date losses in interim periods (prospective basis). The update also amends existing guidance related to situations when an entity receives a step-up in the tax basis of goodwill (prospective basis), allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements (retrospective basis for all periods presented), interim recognition of enactment of tax laws or rate changes (prospective basis) and franchise taxes and other taxes partially based on income (retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption). The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The method of adoption is noted parenthetically after each amendment above. The Company is currently evaluating the impact of the standard on its consolidated financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2021. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements

RiverSource Life Insurance Company

made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. The Company adopted the standard using a prospective approach on January 1, 2020. The adoption did not have an impact on the Company’s consolidated financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company adopted the standard on January 1, 2020. The adoption of this update did not have a material impact on the Company’s consolidated financial condition or results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income.

	Years Ended December 31,
(in millions)	2019	2018	2017
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$170	$170	$167
Unaffiliated	14	16	16
Total	184	186	183
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	43	44	42
Unaffiliated	20	22	23
	63	66	65
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	344	336	325
Unaffiliated	4	3	4
	348	339	329
Total	411	405	394
Total revenue from contracts with customers	595	591	577
Revenue from other sources (1)	3,223	3,330	3,227
Total revenues	$3,818	$3,921	$3,804

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Company

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $55 million and $49 million as of December 31, 2019 and 2018, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $270 million $352 million as of December 31, 2019 and 2018, respectively. The Company had a $15 million and $43 million liability recorded as of December 31, 2019 and 2018, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not generally the sponsor. These structured investments typically invest in fixed income instruments and are primarily managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the lack of power to direct the activities that most significantly impact the economic performance, size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2019
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$10,188	$1,336	$(2)	$11,522	$—
Residential mortgage backed securities	3,039	73	(4)	3,108	—
Commercial mortgage backed securities	3,526	95	(3)	3,618	—
State and municipal obligations	1,071	237	(2)	1,306	—
Asset backed securities	1,036	45	(1)	1,080	—
Foreign government bonds and obligations	250	19	(2)	267	—
U.S. government and agency obligations	1	—	—	1	—
Total	$19,111	$1,805	$(14)	$20,902	$—

RiverSource Life Insurance Company

	December 31, 2018
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,044	$554	$(207)	$12,391	$—
Residential mortgage backed securities	2,890	25	(44)	2,871	—
Commercial mortgage backed securities	3,737	17	(102)	3,652	—
State and municipal obligations	1,129	162	(8)	1,283	—
Asset backed securities	1,013	35	(3)	1,045	—
Foreign government bonds and obligations	285	9	(9)	285	—
U.S. government and agency obligations	1	—	—	1	—
Total	$21,099	$802	$(373)	$21,528	$—

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2019 and 2018, investment securities with a fair value of $1.9 billion and $1.4 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $576 million and $405 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2019 and 2018, fixed maturity securities comprised approximately 83% and 84%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2019 and 2018, approximately $615 million and $706 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2019			December 31, 2018
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,771	$6,950	33%	$6,602	$6,499	30%
AA	1,176	1,374	7	1,310	1,455	7
A	2,695	3,157	15	2,550	2,776	13
BBB	7,709	8,626	41	9,745	9,945	46
Below investment grade	760	795	4	892	853	4
Total fixed maturities	$19,111	$20,902	100%	$21,099	$21,528	100%

As of December 31, 2019 and 2018, approximately 39% and 34%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. The Company had holdings of $380 million in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, which was greater than 10% of total equity as of December 31, 2019. The Company had holdings of $382 million in AT&T, Inc., and holdings of $374 million in AAF, both which were greater than 10% of total equity as of December 31, 2018. There were no other holdings of any other issuer greater than 10% of total equity as of both December 31, 2019 and 2018.

RiverSource Life Insurance Company

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2019
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	15	$64	$—	7	$90	$(2)	22	$154	$(2)
Residential mortgage backed securities	29	571	(1)	20	298	(3)	49	869	(4)
Commercial mortgage backed securities	18	310	(1)	7	82	(2)	25	392	(3)
State and municipal obligations	5	23	—	3	54	(2)	8	77	(2)
Asset backed securities	10	111	(1)	6	54	—	16	165	(1)
Foreign government bonds and obligations	1	—	—	10	15	(2)	11	15	(2)
Total	78	$1,079	$(3)	53	$593	$(11)	131	$1,672	$(14)

	December 31, 2018
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	286	$4,792	$(141)	93	$972	$(66)	379	$5,764	$(207)
Residential mortgage backed securities	54	826	(9)	57	897	(35)	111	1,723	(44)
Commercial mortgage backed securities	69	1,146	(25)	88	1,565	(77)	157	2,711	(102)
State and municipal obligations	6	88	(2)	24	129	(6)	30	217	(8)
Asset backed securities	11	149	(1)	17	124	(2)	28	273	(3)
Foreign government bonds and obligations	17	86	(4)	14	17	(5)	31	103	(9)
Total	443	$7,087	$(182)	293	$3,704	$(191)	736	$10,791	$(373)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is attributable to lower interest rates as well as tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for OTTI related to credit losses on Available-for-Sale securities for which a portion of the securities’ total OTTI was recognized in OCI:

	December 31,
(in millions)	2019	2018	2017
Beginning balance	$—	$—	$21
Credit losses for which an other-than-temporary impairment was not previously recognized	15	—	—
Credit losses for which an other-than-temporary impairment was previously recognized	2	—	—
Reductions for securities sold during the period (realized)	—	—	(21)
Ending balance	$17	$—	$—

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2019	2018	2017
Gross realized investment gains	$29	$16	$48
Gross realized investment losses	(14)	(7)	(4)
Other-than-temporary impairments	(17)	—	—
Total	$(2)	$9	$44

Other-than-temporary impairments for the year ended December 31, 2019 related to credit losses on corporate debt securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Company

Available-for-Sale securities by contractual maturity as of December 31, 2019 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$364	$368
Due after one year through five years	4,428	4,600
Due after five years through 10 years	2,660	2,882
Due after 10 years	4,058	5,246
	11,510	13,096
Residential mortgage backed securities	3,039	3,108
Commercial mortgage backed securities	3,526	3,618
Asset backed securities	1,036	1,080
Total	$19,111	$20,902

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2019	2018	2017
Fixed maturities	$848	$919	$947
Mortgage loans	119	117	137
Other investments	(26)	11	(48)
	941	1,047	1,036
Less: investment expenses	24	24	25
Total	$917	$1,023	$1,011

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2019	2018	2017
Fixed maturities	$(2)	$9	$44
Mortgage loans	—	1	(4)
Total	$(2)	$10	$40

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans, syndicated loans, policy loans and the deposit receivable. Syndicated loans are reflected in other investments. The deposit receivable is reflected in other receivables.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not have an allowance for loan losses for the deposit receivable as the receivable is supported by a trust and there is minimal risk of loss.

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2019	2018	2017
Beginning balance	$20	$22	$25
Charge-offs	—	(2)	(3)
Ending balance	$20	$20	$22

Individually evaluated for impairment	$—	$—	$—
Collectively evaluated for impairment	20	20	22

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2019	2018
Individually evaluated for impairment	$15	$19
Collectively evaluated for impairment	3,052	2,943
Total	$3,067	$2,962

As of December 31, 2019 and 2018, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $15 million and $20 million, respectively.

During the years ended December 31, 2019, 2018 and 2017, the Company purchased $121 million, $137 million and $156 million, respectively, and sold $43 million, $44 million and $259 million, respectively, of loans. The loans purchased consisted of syndicated loans. The loans sold during 2019 and 2018 consisted of syndicated loans. The loans sold during 2017 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans.

Credit Quality Information

Nonperforming loans were $9 million and nil as of December 31, 2019 and 2018, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2019 and 2018. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in millions)
South Atlantic	$705	$699	26%	27%
Pacific	792	766	30	30
Mountain	237	224	9	9
West North Central	207	203	8	8
East North Central	232	208	9	8
Middle Atlantic	167	171	6	7
West South Central	169	139	6	5
New England	47	54	2	2
East South Central	116	99	4	4

	2,672	2,563	100%	100%

Less: allowance for loan losses	17	16

Total	$2,655	$2,547

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in millions)
Retail	$891	$854	33%	33%
Office	404	408	15	16
Apartments	660	583	25	23
Industrial	404	423	15	16
Mixed use	66	45	3	2
Hotel	51	43	2	2
Other	196	207	7	8

	2,672	2,563	100%	100%

Less: allowance for loan losses	17	16

Total	$2,655	$2,547

Residential Mortgage Loans

During the year ended December 31, 2017, the Company sold $249 million of residential mortgage loans and recorded a loss of $4 million.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2019 and 2018 was $395 million and $399 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2019 and 2018 were $9 million and nil, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2019 and 2018. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2019, 2018 and 2017. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

Deposit Receivable

The deposit receivable was $1.5 billion as of December 31, 2019.

In the first quarter of 2019, the Company reinsured approximately $1.7 billion of fixed annuity polices sold through third parties, which is approximately 20% of in force fixed annuity account balances. The arrangement contains investment guidelines and a trust to meet the Company’s risk management objectives. The transaction was effective as of January 1, 2019.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updates market-related inputs and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation.

RiverSource Life Insurance Company

The balances of and changes in DAC were as follows:

(in millions)	2019	2018	2017
Balance at January 1	$2,742	$2,639	$2,611
Capitalization of acquisition costs	239	254	242
Amortization, excluding the impact of valuation assumptions review	(119)	(288)	(219)
Amortization, impact of valuation assumptions review	(14)	33	12
Impact of change in net unrealized (gains) losses on securities	(175)	104	(7)
Balance at December 31	$2,673	$2,742	$2,639

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2019	2018	2017
Balance at January 1	$249	$273	$301
Capitalization of sales inducement costs	1	2	4
Amortization, excluding the impact of valuation assumptions review	(15)	(42)	(37)
Amortization, impact of valuation assumptions review	—	—	(1)
Impact of change in net unrealized (gains) losses on securities	(19)	16	6
Balance at December 31	$216	$249	$273

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2019 and 2018, traditional life and UL insurance policies in force were $195.1 billion, of which $142.8 billion and $142.4 billion as of December 31, 2019 and 2018 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2019	2018	2017
Direct premiums	$621	$621	$637
Reinsurance ceded	(224)	(225)	(227)
Net premiums	$397	$396	$410

RiverSource Life Insurance Company

Policy and contract charges are presented on the Consolidated Statements of Income net of $132 million, $126 million and $114 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2019, 2018 and 2017, respectively.

The amount of claims recovered through reinsurance on all contracts was $377 million, $331 million and $298 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Reinsurance recoverables include approximately $2.5 billion related to LTC risk ceded to Genworth as of both December 31, 2019 and 2018.

Policyholder account balances, future policy benefits and claims include $466 million and $484 million related to previously assumed reinsurance arrangements as of December 31, 2019 and 2018, respectively.

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2019	2018
Policyholder account balances
Fixed annuities(1)	$8,909	$9,338
Variable annuity fixed sub-accounts	5,103	5,129
UL/VUL insurance	3,110	3,063
IUL insurance	2,025	1,728
Other life insurance	646	683
Total policyholder account balances	19,793	19,941
Future policy benefits
Variable annuity GMWB	1,462	875
Variable annuity GMAB(2)	(39)	(19)
Other annuity liabilities	139	26
Fixed annuity life contingent liabilities	1,444	1,459
Life and DI insurance	1,212	1,221
LTC insurance	5,302	4,981
UL/VUL and other life insurance additional liabilities	1,033	749
Total future policy benefits	10,553	9,292
Policy claims and other policyholders’ funds	158	174
Total policyholder account balances, future policy benefits and claims	$30,504	$29,407

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2019 and 2018 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2019, depending on year of issue, with an average rate of approximately 3.83%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIAs in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

RiverSource Life Insurance Company

See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Notes 2 and 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Notes 13 and 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2019. Anticipated interest rates for DI policies ranged from 3.5% to 7.5% as of December 31, 2019 and for LTC policies ranged from 5.8% to 6.8% as of December 31, 2019.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2019.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2019	2018
Variable annuity	$74,965	$66,913
VUL insurance	7,429	6,451
Other insurance	31	29
Total	$82,425	$73,393

RiverSource Life Insurance Company

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Notes 2 and 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2019				December 31, 2018
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$62,909	$60,967	$5	67	$55,810	$53,872	$417	67
Five/six-year reset	7,983	5,263	7	67	7,670	4,941	112	67
One-year ratchet	5,935	5,600	7	70	5,560	5,210	417	70
Five-year ratchet	1,396	1,340	—	66	1,307	1,251	23	66
Other	1,192	1,174	65	73	1,033	1,014	148	72
Total — GMDB	$79,415	$74,344	$84	67	$71,380	$66,288	$1,117	67
GGU death benefit	$1,115	$1,063	$133	71	$992	$940	$112	70
GMIB	$186	$172	$6	70	$180	$164	$12	69
GMWB:
GMWB	$1,999	$1,993	$1	73	$1,990	$1,984	$3	72
GMWB for life	46,799	46,691	272	68	40,966	40,876	742	68
Total — GMWB	$48,798	$48,684	$273	68	$42,956	$42,860	$745	68
GMAB	$2,528	$2,524	$—	60	$2,456	$2,450	$24	59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

RiverSource Life Insurance Company

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2019		December 31, 2018
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,550	67	$6,513	66

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2017	$16	$8	$1,017	$(24)	$434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	17	6	463	(80)	489
Incurred claims	8	2	412	61	201
Paid claims	(6)	—	—	—	(31)
Balance at December 31, 2018	19	8	875	(19)	659
Incurred claims	2	(1)	587	(20)	141
Paid claims	(5)	—	—	—	(42)
Balance at December 31, 2019	$16	$7	$1,462	$(39)	$758

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2019	2018
Mutual funds:
Equity	$44,739	$39,764
Bond	23,374	21,190
Other	6,471	5,568
Total mutual funds	$74,584	$66,522

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2019, 2018 and 2017.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and pledges Available-for-Sale securities to collateralize its obligations under the repurchase agreements. The amount of the Company’s liability including accrued interest as of December 31, 2019 and 2018 was nil and $50 million, respectively. As of December 31, 2018, the Company had pledged $52 million of agency residential mortgage backed securities. The remaining maturity of outstanding repurchase agreements was less than three months as of December 31, 2018. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2018 was 2.6%.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $840 million and $780 million as of December 31, 2019 and 2018, respectively. The amount of the Company’s liability including accrued interest was $201 million and $151 million as of December 31, 2019 and 2018, respectively. The remaining maturity of outstanding FHLB advances was less than two months as of December 31, 2019 and less than three months as of December 31, 2018. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2019 and 2018 was 1.8% and 2.6%, respectively.

RiverSource Life Insurance Company

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,787	$735	$11,522
Residential mortgage backed securities	—	3,091	17	3,108
Commercial mortgage backed securities	—	3,618	—	3,618
State and municipal obligations	—	1,306	—	1,306
Asset backed securities	—	691	389	1,080
Foreign government bonds and obligations	—	267	—	267
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities:	1	19,760	1,141	20,902
Cash equivalents	—	1,256	—	1,256
Other assets:
Interest rate derivative contracts	—	1,451	—	1,451
Equity derivative contracts	162	2,650	—	2,812
Foreign exchange derivative contracts	1	15	—	16
Credit derivative contracts	—	4	—	4
Total other assets	163	4,120	—	4,283
Separate account assets at net asset value (“NAV”)				82,425	(1)
Total assets at fair value	$164	$25,136	$1,141	$108,866

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$3	$43	$46
IUL embedded derivatives	—	—	881	881
GMWB and GMAB embedded derivatives	—	—	763	763	(2)
Total policyholder account balances, future policy benefits and claims	—	3	1,687	1,690	(3)
Other liabilities:
Interest rate derivative contracts	—	418	—	418
Equity derivative contracts	36	3,018	—	3,054
Foreign exchange derivative contracts	1	5	—	6
Total other liabilities	37	3,441	—	3,478
Total liabilities at fair value	$37	$3,444	$1,687	$5,168

RiverSource Life Insurance Company

	December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$11,520	$871	$12,391
Residential mortgage backed securities	—	2,807	64	2,871
Commercial mortgage backed securities	—	3,652	—	3,652
State and municipal obligations	—	1,283	—	1,283
Asset backed securities	—	671	374	1,045
Foreign government bonds and obligations	—	285	—	285
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities:	1	20,218	1,309	21,528
Cash equivalents	—	1,000	—	1,000
Other assets:
Interest rate derivative contracts	—	789	—	789
Equity derivative contracts	189	1,515	—	1,704
Foreign exchange derivative contracts	—	54	—	54
Total other assets	189	2,358	—	2,547
Separate account assets at NAV				73,393	(1)
Total assets at fair value	$190	$23,576	$1,309	$98,468

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$3	$14	$17
IUL embedded derivatives	—	—	628	628
GMWB and GMAB embedded derivatives	—	—	328	328	(4)
Total policyholder account balances, future policy benefits and claims	—	3	970	973	(5)
Other liabilities:
Interest rate derivative contracts	—	422	—	422
Equity derivative contracts	77	1,901	—	1,978
Foreign exchange derivative contracts	2	32	—	34
Credit derivative contracts	—	18	—	18
Total other liabilities	79	2,373	—	2,452
Total liabilities at fair value	$79	$2,376	$970	$3,425

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $981 million of individual contracts in a liability position and $218 million of individual contracts in an asset position as of December 31, 2019.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(502) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2019.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position as of December 31, 2018.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(726) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2019	$871	$64	$374	$1,309
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)
Other comprehensive income (loss)	30	—	5	35
Purchases	55	27	—	82
Settlements	(220)	(3)	—	(223)
Transfers into Level 3	—	—	10	10
Transfers out of Level 3	—	(71)	—	(71)
Balance, December 31, 2019	$735	$17	$389	$1,141
Changes in unrealized gains (losses) relating to assets held at December 31, 2019	$(1)	$—	$—	$(1	)(1)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2019	$14		$628		$328		$970
Total (gains) losses included in:
Net income	8	(2)	209	(2)	80	(3)	297
Issues	21		113		361		495
Settlements	—		(69)		(6)		(75)
Balance, December 31, 2019	$43		$881		$763		$1,687
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2019	$—		$209	(2)	$82	(3)	$291

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Other Derivative Contracts
Balance, January 1, 2018	$1,072	$87	$—	$—	$1,159		$—
Total gains (losses) included in:
Net income	(1)	—	—	—	(1	)(1)	(3	)(3)
Other comprehensive income (loss)	(26)	1	—	3	(22)		—
Purchases	15	—	12	381	408		3
Settlements	(189)	(6)	—	—	(195)		—
Transfers out of Level 3	—	(18)	(12)	(10)	(40)		—
Balance, December 31, 2018	$871	$64	$—	$374	$1,309		$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2018	$(1)	$—	$—	$—	$(1	)(1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$—		$601		$(49)		$552
Total (gains) losses included in:
Net income	(3	)(2)	(9	)(2)	49	(3)	37
Issues	17		90		350		457
Settlements	—		(54)		(22)		(76)
Balance, December 31, 2018	$14		$628		$328		$970
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2018	$—		$(9	)(2)	$47	(3)	$38

RiverSource Life Insurance Company

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(2)	(977	)(3)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(2)	$(946	)(3)	$(859)

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(190) million, $281 million and $(71) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2019, 2018 and 2017, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2019
	Fair Value	Valuation Technique	Unobservable Input	Range				Weighted Average
	(in millions)
Corporate debt securities (private placements)	$735	Discounted cash flow	Yield/spread to U.S. Treasuries	0.8%	–	2.8%		1.3%
Asset backed securities	$389	Discounted cash flow	Annual default rate	3.5%
			Loss severity	25.0%
			Yield/spread to swap rates	120 bps	–	170	bps	123 bps
IUL embedded derivatives	$881	Discounted cash flow	Nonperformance risk(1)	65		bps
Indexed annuity embedded derivatives	$43	Discounted cash flow	Surrender rate	0.0%	–	50.0%
			Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$763	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.5%
			Market volatility(3)	3.7%	–	15.9%
			Nonperformance risk(1)	65		bps

RiverSource Life Insurance Company

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range				Weighted Average
	(in millions)
Corporate debt securities (private placements)	$871	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%		1.5%
Asset backed securities	$374	Discounted cash flow	Annual default rate	2.5%
			Loss severity	25.0%
			Yield/spread to swap rates	85 bps	–	115	bps	87 bps
IUL embedded derivatives	$628	Discounted cash flow	Nonperformance risk(1)	119		bps
Indexed annuity embedded derivatives	$14	Discounted cash flow	Surrender rate	0.0%	–	50.0%
			Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$328	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the yield/spread to swap rates in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the indexed annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Company

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and affiliated and unaffiliated asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and unaffiliated asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2019 and 2018. See Notes 16 and 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders, index annuity and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its fixed index annuity and IUL products. The Company uses a discounted cash flow model to determine the fair

RiverSource Life Insurance Company

value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2019 and 2018. See Notes 16 and 17 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for OTTI. The investments that are determined to be OTTI are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $158 million and $112 million as of December 31, 2019 and 2018, respectively, and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2019
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,655	$—	$—	$2,707	$2,707
Policy loans	867	—	—	810	810
Other investments	410	—	376	34	410
Other receivables	1,514	—	—	1,648	1,648

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$9,110	$—	$—	$10,061	$10,061
Short-term borrowings	201	—	201	—	201
Line of credit with Ameriprise Financial	50	—	—	50	50
Other liabilities	22	—	—	21	21
Separate account liabilities — investment contracts	340	—	340	—	340

	December 31, 2018
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,547	$—	$—	$2,514	$2,514
Policy loans	861	—	—	810	810
Other investments	411	—	355	41	396

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$9,609	$—	$—	$9,672	$9,672
Short-term borrowings	201	—	201	—	201
Other liabilities	59	—	—	57	57
Separate account liabilities — investment contracts	312	—	312	—	312	(1)

(1)

The fair value of separate account liabilities — investment contracts as of December 31, 2018 was previously incorrectly omitted from the fair value hierarchy based on use of NAV per share as a practical expedient.

Other investments include syndicated loans and the Company’s membership in the FHLB. Other receivables include the reinsurance deposit receivable. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and the deposit receivable.

RiverSource Life Insurance Company

Policyholder account balances, future policy benefits and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include repurchase agreement and FHLB borrowings. See Note 12 for further information on short-term borrowings. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

14.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2019, 2018 and 2017, which is reflected in Other revenues on the Company’s Consolidated Statements of Income. The Company expects to earn $5 million in each year of the five year period ended December 31, 2024 and a total of $24 million thereafter.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $370 million, $365 million and $390 million for the years ended December 31, 2019, 2018 and 2017, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $85 million and $60 million as of December 31, 2019 and 2018, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

Investments

The Company invests in AA and A rated asset backed securities issued by AAF, an affiliate of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2019 and 2018, the fair value of these asset backed securities was $380 million and $374 million, respectively, and is reported in Investments: Available-for-Sale Fixed Maturities on the Company’s Consolidated Balance Sheets. For the year ended December 31, 2019, interest income from these asset backed securities was $14 million and is reported in Net investment income on the Company’s Consolidated Statements of Income.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to London Inter-Bank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The amounts outstanding on this line of credit were $50 million and nil as of December 31, 2019 and 2018, respectively. The outstanding balance at December 31, 2019 was paid in full during January 2020.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2019 and 2018.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2019 and 2018.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable

RiverSource Life Insurance Company

to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2019 and 2018.

Dividends or distributions

Cash dividends or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2019	2018	2017
Paid to Ameriprise Financial	$1,350	$750	$700
Received from RiverSource Life of NY	43	48	50
Received from RTA	100	45	20
Received from RiverSource REO 1, LLC(1)	—	2	—

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 15 for additional information.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2019, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees.

The permitted practice allowed RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount could be amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. As of June 30, 2019, RiverSource Life Insurance Company elected to accelerate amortization of the net deferred amount associated with its permitted practice.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $326 million and $642 million as of December 31, 2019 and 2018, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $2.9 billion and $3.3 billion as of December 31, 2019 and 2018, respectively.

Statutory net gain from operations and net income (loss) for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2019	2018	2017
Statutory net gain from operations	$1,505	$1,686	$958
Statutory net income (loss)	786	1,628	222

RiverSource Life Insurance Company

Government debt securities of $4 million as of both December 31, 2019 and 2018 were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$4,181	$—	$4,181	$(2,886)	$(1,214)	$(73)	$8
OTC cleared	21	—	21	(21)	—	—	—
Exchange-traded	81	—	81	(5)	—	—	76
Total derivatives	$4,283	$—	$4,283	$(2,912)	$(1,214)	$(73)	$84

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,499	$—	$2,499	$(2,066)	$(390)	$(26)	$17
OTC cleared	34	—	34	(23)	—	—	11
Exchange-traded	14	—	14	(1)	—	—	13
Total derivatives	$2,547	$—	$2,547	$(2,090)	$(390)	$(26)	$41

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2019
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,426	$—	$3,426	$(2,886)	$—	$(540)	$—
OTC cleared	41	—	41	(21)	—	—	20
Exchange-traded	11	—	11	(5)	—	—	6
Total derivatives	$3,478	$—	$3,478	$(2,912)	$—	$(540)	$26

RiverSource Life Insurance Company

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,419	$—	$2,419	$(2,066)	$(24)	$(328)	$1
OTC cleared	23	—	23	(23)	—	—	—
Exchange-traded	10	—	10	(1)	—	—	9
Total derivatives	2,452	—	2,452	(2,090)	(24)	(328)	10
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,502	$—	$2,502	$(2,090)	$(24)	$(378)	$10

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2019			December 31, 2018
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$57,950	$1,451	$418	$57,185	$789	$422
Equity contracts	60,596	2,812	3,054	51,463	1,704	1,978
Credit contracts	1,386	4	—	1,206	—	18
Foreign exchange contracts	3,251	16	6	4,747	54	34
Total non-designated hedges	123,183	4,283	3,478	114,601	2,547	2,452
Embedded derivatives
GMWB and GMAB(3)	N/A	—	763	N/A	—	328
IUL	N/A	—	881	N/A	—	628
Indexed annuities	N/A	—	46	N/A	—	17
Total embedded derivatives	N/A	—	1,690	N/A	—	973
Total derivatives	$123,183	$4,283	$5,168	$114,601	$2,547	$3,425

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2019 included $981 million of individual contracts in a liability position and $218 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2019 and 2018, investment securities with a fair value of $84 million and $28 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $84 million and $28 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2019 and 2018, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2019 and 2018, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2019
Interest rate contracts	$—	$1,100
Equity contracts	117	(1,501)
Credit contracts	—	(73)
Foreign exchange contracts	—	(30)
GMWB and GMAB embedded derivatives	—	(435)
IUL embedded derivatives	(140)	—
Indexed annuities embedded derivatives	(8)	—
Total gain (loss)	$(31)	$(939)

Year Ended December 31, 2018
Interest rate contracts	$—	$(312)
Equity contracts	(49)	306
Credit contracts	—	7
Foreign exchange contracts	—	1
Other contracts	—	(4)
GMWB and GMAB embedded derivatives	—	(377)
IUL embedded derivatives	63	—
Indexed annuities embedded derivatives	3	—
Total gain (loss)	$17	$(379)

Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2019:

(in millions)	Premiums Payable	Premiums Receivable
2020	$214	$133
2021	152	112
2022	204	198
2023	126	58
2024	70	10
2025-2029	351	7
Total	$1,117	$518

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company may use a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives may contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates, if any, are shown in other contracts in the tables above.

Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2019, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2019 and 2018, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2019, 2018 and 2017, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2019 and 2018, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $189 million and $91 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2019 and 2018 was $189 million and $90 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2019 and 2018 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $1 million, respectively.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2019
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$1,360	$(289)	$1,071
Reclassification of net (gains) losses on securities included in net income(2)	2	—	2
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(688)	144	(544)
Net unrealized gains (losses) on securities	674	(145)	529
Total other comprehensive income (loss)	$674	$(145)	$529

	Years Ended December 31, 2018
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(952)	$203	$(749)
Reclassification of net (gains) losses on securities included in net income(2)	(9)	2	(7)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	435	(91)	344
Net unrealized gains (losses) on securities	(526)	114	(412)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	1	—	1
Net unrealized gains (losses) on derivatives	1	—	1
Total other comprehensive income (loss)	$(525)	$114	$(411)

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$210	$(61)	$149
Reclassification of net (gains) losses on securities included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized gains (losses) on securities	(14)	11	(3)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	5	(2)	3
Net unrealized gains (losses) on derivatives	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Net Unrealized Gains (Losses) on Derivatives	Other	Total
Balance, January 1, 2017	$461	$(4)	$—	$457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	458 (1)	(1)	(1)	456
OCI before reclassifications	(405)	—	—	(405)
Amounts reclassified from AOCI	(7)	1	—	(6)
Total OCI	(412)	1	—	(411)
Balance, December 31, 2018	46 (1)	—	(1)	45
OCI before reclassifications	527	—	—	527
Amounts reclassified from AOCI	2	—	—	2
Total OCI	529	—	—	529
Balance, December 31, 2019	$575 (1)	$—	$(1)	$574

(1)	Includes nil of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of each December 31, 2019, 2018 and 2017.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2019	2018	2017
Current income tax
Federal	$210	$35	$158
State	8	3	1
Total current income tax	218	38	159
Deferred income tax
Federal	(271)	(1)	103
State	(7)	(2)	(2)
Total deferred income tax	(278)	(3)	101
Total income tax provision	$(60)	$35	$260

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included an expense of $140 million due to the enactment of the Tax Act. The $140 million expense included a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rates of 21% for 2019 and 2018 and 35% for 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
Tax at U.S. statutory rate	21.0%	21.0%	35.0%
Changes in taxes resulting from:
Low income housing tax credits	(15.3)	(8.5)	(7.4)
Foreign tax credit, net of addback	(9.5)	(2.8)	(2.7)
Dividend received deduction	(7.6)	(4.2)	(12.9)
Audit adjustments	(1.4)	—	—
Uncertain tax positions	1.8	—	—
Impact of Tax Act	—	(1.1)	14.0
Taxes applicable to prior years	—	(1.1)	—
Other, net	(0.4)	0.4	—
Income tax provision	(11.4)%	3.7%	26.0%

RiverSource Life Insurance Company

The decrease in the Company’s effective tax rate for the year ended December 31, 2019 compared to 2018 is primarily due to the lower pre-tax income relative to tax preferred items. The decrease in the Company’s effective tax rate for the year ended December 31, 2018 compared to 2017 was primarily the result of the decrease in the federal statutory rate and a $140 million expense in 2017 due to provisions of the Tax Act and an increase in low income housing credits, partially offset by lower levels of the dividends received deduction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2019 and 2018. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2019	2018
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$940	$705
Investment related	210	144
Other	12	14
Gross deferred income tax assets	1,162	863
Less: valuation allowance	11	11
Total deferred income tax assets	1,151	852
Deferred income tax liabilities
Deferred acquisition costs	446	423
Net unrealized gains on Available-for-Sale securities	182	37
Deferred sales inducement costs	50	53
Other	13	12
Gross deferred income tax liabilities	691	525
Net deferred income tax assets	$460	$327

Included in the Company’s deferred income tax assets are tax benefits primarily related to state net operating losses of $9 million, net of federal benefit, which will expire beginning December 31, 2020. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state net operating losses of $9 million and state deferred tax assets of $2 million; therefore, a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2019	2018	2017
Balance at January 1	$19	$14	$59
Additions based on tax positions related to the current year	1	5	5
Additions for tax positions of prior years	34	1	—
Reductions for tax positions of prior years	(4)	(1)	(50)
Audit settlements	(11)	—	—
Balance at December 31	$39	$19	$14

If recognized, approximately $17 million, $8 million and $5 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2019, 2018 and 2017, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $30 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $1 million in interest and penalties for the year ended December 31, 2019, a net decrease of nil, and $1 million in interest and penalties for the years ended December 31, 2018 and 2017, respectively. The Company had a payable of $2 million and $1 million related to accrued interest and penalties as of December 31, 2019 and 2018, respectively.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the third quarter of 2019, the federal statutes of limitation closed for the 2014 and 2015 tax years. Ameriprise Financial’s tax returns for 2014 and 2015 are effectively settled except for one issue which was claimed on amended returns filed in the second quarter of 2019. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 and 2017. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2019	2018
Commercial mortgage loans	$59	$50
Affordable housing and other real estate partnerships	22	59
Total funding commitments	$81	$109

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2019, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of both December 31, 2019 and 2018, the estimated liability was $12 million. As of December 31, 2019 and 2018, the related premium tax asset was $10 million and $11 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

S-6325-5-A (6/20)